Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	RYDEX SERIES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000899148
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 1, 2011
Nova Fund (First Prospectus Summary) | Nova Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYNAX
Nova Fund (First Prospectus Summary) | Nova Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYNVX
S&P 500 Fund (First Prospectus Summary) | S&P 500 Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSPX
Inverse S&P 500 Strategy Fund (First Prospectus Summary) | Inverse S&P 500 Strategy Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYUAX
Inverse S&P 500 Strategy Fund (First Prospectus Summary) | Inverse S&P 500 Strategy Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYURX
NASDAQ-100 Fund (First Prospectus Summary) | NASDAQ-100 Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAOX
NASDAQ-100 Fund (First Prospectus Summary) | NASDAQ-100 Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYOCX
Inverse NASDAQ-100 Strategy Fund (First Prospectus Summary) | Inverse NASDAQ-100 Strategy Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAAX
Inverse NASDAQ-100 Strategy Fund (First Prospectus Summary) | Inverse NASDAQ-100 Strategy Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAIX
Mid-Cap 1.5x Strategy Fund (First Prospectus Summary) | Mid-Cap 1.5x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMDX
Inverse Mid-Cap Strategy Fund (First Prospectus Summary) | Inverse Mid-Cap Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMHX
Russell 2000 1.5x Strategy Fund (First Prospectus Summary) | Russell 2000 1.5x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMKX
Russell 2000 Fund (First Prospectus Summary) | Russell 2000 Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYRHX
Inverse Russell 2000 Strategy Fund (First Prospectus Summary) | Inverse Russell 2000 Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSHX
S&P 500 Pure Growth Fund (First Prospectus Summary) | S&P 500 Pure Growth Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAWX
S&P 500 Pure Value Fund (First Prospectus Summary) | S&P 500 Pure Value Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYZAX
S&P MidCap 400 Pure Growth Fund (First Prospectus Summary) | S&P MidCap 400 Pure Growth Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBHX
S&P MidCap 400 Pure Value Fund (First Prospectus Summary) | S&P MidCap 400 Pure Value Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAVX
S&P SmallCap 600 Pure Growth Fund (First Prospectus Summary) | S&P SmallCap 600 Pure Growth Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYWAX
S&P SmallCap 600 Pure Value Fund (First Prospectus Summary) | S&P SmallCap 600 Pure Value Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAZX
Banking Fund (First Prospectus Summary) | Banking Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYKAX
Banking Fund (First Prospectus Summary) | Banking Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYKIX
Basic Materials Fund (First Prospectus Summary) | Basic Materials Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBAX
Basic Materials Fund (First Prospectus Summary) | Basic Materials Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBIX
Biotechnology Fund (First Prospectus Summary) | Biotechnology Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYOAX
Biotechnology Fund (First Prospectus Summary) | Biotechnology Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYOIX
Consumer Products Fund (First Prospectus Summary) | Consumer Products Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCAX
Consumer Products Fund (First Prospectus Summary) | Consumer Products Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCIX
Electronics Fund (First Prospectus Summary) | Electronics Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSAX
Electronics Fund (First Prospectus Summary) | Electronics Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSIX
Energy Fund (First Prospectus Summary) | Energy Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYEAX
Energy Fund (First Prospectus Summary) | Energy Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYEIX
Energy Services Fund (First Prospectus Summary) | Energy Services Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYVAX
Energy Services Fund (First Prospectus Summary) | Energy Services Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYVIX
Financial Services Fund (First Prospectus Summary) | Financial Services Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYFAX
Financial Services Fund (First Prospectus Summary) | Financial Services Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYFIX
Health Care Fund (First Prospectus Summary) | Health Care Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYHAX
Health Care Fund (First Prospectus Summary) | Health Care Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYHIX
Internet Fund (First Prospectus Summary) | Internet Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYIAX
Internet Fund (First Prospectus Summary) | Internet Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYIIX
Leisure Fund (First Prospectus Summary) | Leisure Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLAX
Leisure Fund (First Prospectus Summary) | Leisure Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLIX
Precious Metals Fund (First Prospectus Summary) | Precious Metals Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMPX
Precious Metals Fund (First Prospectus Summary) | Precious Metals Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYPMX
Retailing Fund (First Prospectus Summary) | Retailing Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYRAX
Retailing Fund (First Prospectus Summary) | Retailing Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYRIX
Technology Fund (First Prospectus Summary) | Technology Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYTAX
Technology Fund (First Prospectus Summary) | Technology Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYTIX
Telecommunications Fund (First Prospectus Summary) | Telecommunications Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMAX
Telecommunications Fund (First Prospectus Summary) | Telecommunications Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMIX
Transportation Fund (First Prospectus Summary) | Transportation Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYPAX
Transportation Fund (First Prospectus Summary) | Transportation Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYPIX
Utilities Fund (First Prospectus Summary) | Utilities Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAUX
Utilities Fund (First Prospectus Summary) | Utilities Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYUIX
Europe 1.25x Strategy Fund (First Prospectus Summary) | Europe 1.25x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYEUX
Japan 2x Strategy Fund (First Prospectus Summary) | Japan 2x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYJHX
Emerging Markets 2x Strategy Fund (First Prospectus Summary) | Emerging Markets 2x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYWVX
Inverse Emerging Markets 2x Strategy Fund (First Prospectus Summary) | Inverse Emerging Markets 2x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYWYX
Strengthening Dollar 2x Strategy Fund (First Prospectus Summary) | Strengthening Dollar 2x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSBX
Weakening Dollar 2x Strategy Fund (First Prospectus Summary) | Weakening Dollar 2x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYWBX
Real Estate Fund (First Prospectus Summary) | Real Estate Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYHRX
Government Long Bond 1.2x Strategy Fund (First Prospectus Summary) | Government Long Bond 1.2x Strategy Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYGBX
Government Long Bond 1.2x Strategy Fund (First Prospectus Summary) | Government Long Bond 1.2x Strategy Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYADX
Inverse Government Long Bond Strategy Fund (First Prospectus Summary) | Inverse Government Long Bond Strategy Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYJAX
Inverse Government Long Bond Strategy Fund (First Prospectus Summary) | Inverse Government Long Bond Strategy Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYJUX
High Yield Strategy Fund (First Prospectus Summary) | High Yield Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYHGX
Inverse High Yield Strategy Fund (First Prospectus Summary) | Inverse High Yield Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYIHX
Alternative Strategies Allocation Fund (First Prospectus Summary) | Alternative Strategies Allocation Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYFOX
U.S. Long Short Momentum Fund (First Prospectus Summary) | U.S. Long Short Momentum Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSRX
Event Driven and Distressed Strategies Fund (First Prospectus Summary) | Event Driven and Distressed Strategies Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYDSX
Alternative Strategies Fund (First Prospectus Summary) | Alternative Strategies Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYETX
Long Short Equity Strategy Fund (First Prospectus Summary) | Long Short Equity Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYJLX
Long Short Interest Rate Strategy Fund (First Prospectus Summary) | Long Short Interest Rate Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBUX
All-Asset Conservative Strategy Fund (First Prospectus Summary) | All-Asset Conservative Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYEPX
All-Asset Moderate Strategy Fund (First Prospectus Summary) | All-Asset Moderate Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMLX
All-Asset Aggressive Strategy Fund (First Prospectus Summary) | All-Asset Aggressive Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYGHX
U.S. Government Money Market Fund (First Prospectus Summary) | U.S. Government Money Market Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYDXX
U.S. Government Money Market Fund (First Prospectus Summary) | U.S. Government Money Market Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMXX
Nova Fund (Second Prospectus Summary) | Nova Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYANX
Nova Fund (Second Prospectus Summary) | Nova Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYNCX
S&P 500 Fund (Second Prospectus Summary) | S&P 500 Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSOX
S&P 500 Fund (Second Prospectus Summary) | S&P 500 Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSYX
Inverse S&P 500 Strategy Fund (Second Prospectus Summary) | Inverse S&P 500 Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYARX
Inverse S&P 500 Strategy Fund (Second Prospectus Summary) | Inverse S&P 500 Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYUCX
NASDAQ-100 Fund (Second Prospectus Summary) | NASDAQ-100 Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYATX
NASDAQ-100 Fund (Second Prospectus Summary) | NASDAQ-100 Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCOX
Inverse NASDAQ-100 Strategy Fund (Second Prospectus Summary) | Inverse NASDAQ-100 Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAPX
Inverse NASDAQ-100 Strategy Fund (Second Prospectus Summary) | Inverse NASDAQ-100 Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYACX
Mid-Cap 1.5x Strategy Fund (Second Prospectus Summary) | Mid-Cap 1.5x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAHX
Mid-Cap 1.5x Strategy Fund (Second Prospectus Summary) | Mid-Cap 1.5x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYDCX
Inverse Mid-Cap Strategy Fund (Second Prospectus Summary) | Inverse Mid-Cap Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAGX
Inverse Mid-Cap Strategy Fund (Second Prospectus Summary) | Inverse Mid-Cap Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCLX
Russell 2000 1.5x Strategy Fund (Second Prospectus Summary) | Russell 2000 1.5x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAKS
Russell 2000 1.5x Strategy Fund (Second Prospectus Summary) | Russell 2000 1.5x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCMX
Russell 2000 Fund (Second Prospectus Summary) | Russell 2000 Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYRRX
Russell 2000 Fund (Second Prospectus Summary) | Russell 2000 Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYROX
Inverse Russell 2000 Strategy Fund (Second Prospectus Summary) | Inverse Russell 2000 Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAFX
Inverse Russell 2000 Strategy Fund (Second Prospectus Summary) | Inverse Russell 2000 Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCQX
S&P 500 Pure Growth Fund (Second Prospectus Summary) | S&P 500 Pure Growth Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLGX
S&P 500 Pure Growth Fund (Second Prospectus Summary) | S&P 500 Pure Growth Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYGRX
S&P 500 Pure Value Fund (Second Prospectus Summary) | S&P 500 Pure Value Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLVX
S&P 500 Pure Value Fund (Second Prospectus Summary) | S&P 500 Pure Value Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYVVX
S&P MidCap 400 Pure Growth Fund (Second Prospectus Summary) | S&P MidCap 400 Pure Growth Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMGX
S&P MidCap 400 Pure Growth Fund (Second Prospectus Summary) | S&P MidCap 400 Pure Growth Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCKX
S&P MidCap 400 Pure Value Fund (Second Prospectus Summary) | S&P MidCap 400 Pure Value Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMVX
S&P MidCap 400 Pure Value Fund (Second Prospectus Summary) | S&P MidCap 400 Pure Value Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMMX
S&P SmallCap 600 Pure Growth Fund (Second Prospectus Summary) | S&P SmallCap 600 Pure Growth Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSGX
S&P SmallCap 600 Pure Growth Fund (Second Prospectus Summary) | S&P SmallCap 600 Pure Growth Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYWCX
S&P SmallCap 600 Pure Value Fund (Second Prospectus Summary) | S&P SmallCap 600 Pure Value Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSVX
S&P SmallCap 600 Pure Value Fund (Second Prospectus Summary) | S&P SmallCap 600 Pure Value Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYYCX
Banking Fund (Second Prospectus Summary) | Banking Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBKX
Banking Fund (Second Prospectus Summary) | Banking Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYKCX
Basic Materials Fund (Second Prospectus Summary) | Basic Materials Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBMX
Basic Materials Fund (Second Prospectus Summary) | Basic Materials Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBCX
Biotechnology Fund (Second Prospectus Summary) | Biotechnology Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBOX
Biotechnology Fund (Second Prospectus Summary) | Biotechnology Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCFX
Consumer Products Fund (Second Prospectus Summary) | Consumer Products Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYPDX
Consumer Products Fund (Second Prospectus Summary) | Consumer Products Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCPX
Electronics Fund (Second Prospectus Summary) | Electronics Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYELX
Electronics Fund (Second Prospectus Summary) | Electronics Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSCX
Energy Fund (Second Prospectus Summary) | Energy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYENX
Energy Fund (Second Prospectus Summary) | Energy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYECX
Energy Services Fund (Second Prospectus Summary) | Energy Services Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYESX
Energy Services Fund (Second Prospectus Summary) | Energy Services Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYVCX
Financial Services Fund (Second Prospectus Summary) | Financial Services Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYFNX
Financial Services Fund (Second Prospectus Summary) | Financial Services Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYFCX
Health Care Fund (Second Prospectus Summary) | Health Care Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYHEX
Health Care Fund (Second Prospectus Summary) | Health Care Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYHCX
Internet Fund (Second Prospectus Summary) | Internet Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYINX
Internet Fund (Second Prospectus Summary) | Internet Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYICX
Leisure Fund (Second Prospectus Summary) | Leisure Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLSX
Leisure Fund (Second Prospectus Summary) | Leisure Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLCX
Precious Metals Fund (Second Prospectus Summary) | Precious Metals Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMNX
Precious Metals Fund (Second Prospectus Summary) | Precious Metals Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYZCX
Retailing Fund (Second Prospectus Summary) | Retailing Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYRTX
Retailing Fund (Second Prospectus Summary) | Retailing Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYRCX
Technology Fund (Second Prospectus Summary) | Technology Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYTHX
Technology Fund (Second Prospectus Summary) | Technology Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCHX
Telecommunications Fund (Second Prospectus Summary) | Telecommunications Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYTLX
Telecommunications Fund (Second Prospectus Summary) | Telecommunications Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCSX
Transportation Fund (Second Prospectus Summary) | Transportation Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYTSX
Transportation Fund (Second Prospectus Summary) | Transportation Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCNX
Utilities Fund (Second Prospectus Summary) | Utilities Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYUTX
Utilities Fund (Second Prospectus Summary) | Utilities Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCUX
Europe 1.25x Strategy Fund (Second Prospectus Summary) | Europe 1.25x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAEX
Europe 1.25x Strategy Fund (Second Prospectus Summary) | Europe 1.25x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCEX
Japan 2x Strategy Fund (Second Prospectus Summary) | Japan 2x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYJSX
Japan 2x Strategy Fund (Second Prospectus Summary) | Japan 2x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYJTX
Emerging Markets 2x Strategy Fund (Second Prospectus Summary) | Emerging Markets 2x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYWTX
Emerging Markets 2x Strategy Fund (Second Prospectus Summary) | Emerging Markets 2x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYWUX
Inverse Emerging Markets 2x Strategy Fund (Second Prospectus Summary) | Inverse Emerging Markets 2x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYWWX
Inverse Emerging Markets 2x Strategy Fund (Second Prospectus Summary) | Inverse Emerging Markets 2x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYWZX
Strengthening Dollar 2x Strategy Fund (Second Prospectus Summary) | Strengthening Dollar 2x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSDX
Strengthening Dollar 2x Strategy Fund (Second Prospectus Summary) | Strengthening Dollar 2x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSJX
Weakening Dollar 2x Strategy Fund (Second Prospectus Summary) | Weakening Dollar 2x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYWDX
Weakening Dollar 2x Strategy Fund (Second Prospectus Summary) | Weakening Dollar 2x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYWJX
Real Estate Fund (Second Prospectus Summary) | Real Estate Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYREX
Real Estate Fund (Second Prospectus Summary) | Real Estate Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCRX
Government Long Bond 1.2x Strategy Fund (Second Prospectus Summary) | Government Long Bond 1.2x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYABX
Government Long Bond 1.2x Strategy Fund (Second Prospectus Summary) | Government Long Bond 1.2x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCGX
Inverse Government Long Bond Strategy Fund (Second Prospectus Summary) | Inverse Government Long Bond Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAQX
Inverse Government Long Bond Strategy Fund (Second Prospectus Summary) | Inverse Government Long Bond Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYJCX
High Yield Strategy Fund (Second Prospectus Summary) | High Yield Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYHDX
High Yield Strategy Fund (Second Prospectus Summary) | High Yield Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYHHX
Inverse High Yield Strategy Fund (Second Prospectus Summary) | Inverse High Yield Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYILX
Inverse High Yield Strategy Fund (Second Prospectus Summary) | Inverse High Yield Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYIYX
Alternative Strategies Allocation Fund (Second Prospectus Summary) | Alternative Strategies Allocation Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYFDX
Alternative Strategies Allocation Fund (Second Prospectus Summary) | Alternative Strategies Allocation Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYFFX
U.S. Long Short Momentum Fund (Second Prospectus Summary) | U.S. Long Short Momentum Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAMX
U.S. Long Short Momentum Fund (Second Prospectus Summary) | U.S. Long Short Momentum Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYISX
Event Driven and Distressed Strategies Fund (Second Prospectus Summary) | Event Driven and Distressed Strategies Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYDOX
Event Driven and Distressed Strategies Fund (Second Prospectus Summary) | Event Driven and Distressed Strategies Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYDQX
Event Driven and Distressed Strategies Fund (Second Prospectus Summary) | Event Driven and Distressed Strategies Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYDTX
Alternative Strategies Fund (Second Prospectus Summary) | Alternative Strategies Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYEMX
Alternative Strategies Fund (Second Prospectus Summary) | Alternative Strategies Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYERX
Alternative Strategies Fund (Second Prospectus Summary) | Alternative Strategies Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYEWX
Long Short Equity Strategy Fund (Second Prospectus Summary) | Long Short Equity Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYJJX
Long Short Equity Strategy Fund (Second Prospectus Summary) | Long Short Equity Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYJKX
Long Short Equity Strategy Fund (Second Prospectus Summary) | Long Short Equity Strategy Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYJMX
Long Short Interest Rate Strategy Fund (Second Prospectus Summary) | Long Short Interest Rate Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBSX
Long Short Interest Rate Strategy Fund (Second Prospectus Summary) | Long Short Interest Rate Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBTX
Long Short Interest Rate Strategy Fund (Second Prospectus Summary) | Long Short Interest Rate Strategy Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBVX
All-Asset Conservative Strategy Fund (Second Prospectus Summary) | All-Asset Conservative Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYEOX
All-Asset Conservative Strategy Fund (Second Prospectus Summary) | All-Asset Conservative Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYEEX
All-Asset Moderate Strategy Fund (Second Prospectus Summary) | All-Asset Moderate Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMOX
All-Asset Moderate Strategy Fund (Second Prospectus Summary) | All-Asset Moderate Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMYX
All-Asset Aggressive Strategy Fund (Second Prospectus Summary) | All-Asset Aggressive Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYGGX
All-Asset Aggressive Strategy Fund (Second Prospectus Summary) | All-Asset Aggressive Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYGEX
U.S. Government Money Market Fund (Second Prospectus Summary) | U.S. Government Money Market Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAXX
U.S. Government Money Market Fund (Second Prospectus Summary) | U.S. Government Money Market Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCXX
U.S. Government Money Market Fund (Third Prospectus Summary) | U.S. Government Money Market Fund | Investor2 Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYIXX

Nova Fund (First Prospectus Summary) | Nova Fund
NOVA FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Nova Fund (the "Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not match or correlate to the performance of the Fund's benchmark (as defined below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from 1.5x of the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., 1.5x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500® Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nova Fund	Advisor	Investor
Management Fees	0.75%	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	none
Other Expenses	0.79%	0.54%
Total Annual Fund Operating Expenses	1.79%	1.29%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Nova Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor	182	563	970	2,105
Investor	131	409	708	1,556

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and leveraged derivative instruments, which primarily consist of equity index swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the Fund's benchmark.
The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from  $1.41 billion to  $400.88 billion as of June 30, 2011. Certain of the
Fund's derivative investments may be traded in the over-the-counter ("OTC") market.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the
Fund's performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           1.5x         10%        25%        50%        75%        100%

             -60%             -90%       -75%       -75%       -77%       -79%       -83%

             -50%             -75%       -65%       -65%       -68%       -72%       -76%

             -40%             -60%       -54%       -55%       -58%       -62%       -68%

             -30%             -45%       -42%       -43%       -47%       -52%       -60%

             -20%             -30%       -29%       -31%       -34%       -42%       -51%

             -10%             -15%       -15%       -17%       -23%       -32%       -41%

             0%                 0%         0%        -2%        -9%       -19%       -32%

             10%               15%        14%        13%         5%        -6%       -21%

             20%               30%        31%        29%        19%         9%        -9%

             30%               45%        47%        45%        35%        20%         2%

             40%               60%        65%        62%        50%        35%        13%

             50%               75%        83%        79%        68%        49%        25%

             60%               90%       102%        98%        85%        63%        38%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 17.73%. The underlying index's highest one-year volatility rate during the five year period is 29.12%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 2.94%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the
Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 8.02%.

      Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 6/30/2009) 23.95%   (quarter ended 12/31/2008) -34.77%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Nova Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor	Return Before Taxes	20.11%	(2.25%)	(2.92%)
Advisor After Taxes on Distributions	Return After Taxes on Distributions	20.06%	(2.96%)	(3.40%)
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	13.07%	(2.25%)	(2.66%)
Investor	Return Before Taxes	20.76%	(1.76%)	(2.41%)
Investor After Taxes on Distributions	Return After Taxes on Distributions	20.72%	(2.44%)	(2.86%)
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	13.50%	(1.82%)	(2.24%)
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	3.74%	Mar 31, 2004	2.70%	Mar 14, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Nova Fund (First Prospectus Summary) | Nova Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	NOVA FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Nova Fund (the "Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not match or correlate to the performance of the Fund's benchmark (as defined below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from 1.5x of the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., 1.5x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500® Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and leveraged derivative instruments, which primarily consist of equity index swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the Fund's benchmark.
The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from  $1.41 billion to  $400.88 billion as of June 30, 2011. Certain of the
Fund's derivative investments may be traded in the over-the-counter ("OTC") market.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the
Fund's performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           1.5x         10%        25%        50%        75%        100%

             -60%             -90%       -75%       -75%       -77%       -79%       -83%

             -50%             -75%       -65%       -65%       -68%       -72%       -76%

             -40%             -60%       -54%       -55%       -58%       -62%       -68%

             -30%             -45%       -42%       -43%       -47%       -52%       -60%

             -20%             -30%       -29%       -31%       -34%       -42%       -51%

             -10%             -15%       -15%       -17%       -23%       -32%       -41%

             0%                 0%         0%        -2%        -9%       -19%       -32%

             10%               15%        14%        13%         5%        -6%       -21%

             20%               30%        31%        29%        19%         9%        -9%

             30%               45%        47%        45%        35%        20%         2%

             40%               60%        65%        62%        50%        35%        13%

             50%               75%        83%        79%        68%        49%        25%

             60%               90%       102%        98%        85%        63%        38%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 17.73%. The underlying index's highest one-year volatility rate during the five year period is 29.12%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 2.94%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the
Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 8.02%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
      Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 6/30/2009) 23.95%   (quarter ended 12/31/2008) -34.77%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Nova Fund (First Prospectus Summary) | Nova Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.77%)
Nova Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.70%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 14, 2001
Nova Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	182
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	563
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	970
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,105
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.92%)
Nova Fund | Advisor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.96%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.40%)
Nova Fund | Advisor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.66%)
Nova Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,556
Annual Return 2001	rr_AnnualReturn2001	(22.22%)
Annual Return 2002	rr_AnnualReturn2002	(35.09%)
Annual Return 2003	rr_AnnualReturn2003	40.45%
Annual Return 2004	rr_AnnualReturn2004	15.44%
Annual Return 2005	rr_AnnualReturn2005	4.62%
Annual Return 2006	rr_AnnualReturn2006	19.72%
Annual Return 2007	rr_AnnualReturn2007	1.75%
Annual Return 2008	rr_AnnualReturn2008	(54.28%)
Annual Return 2009	rr_AnnualReturn2009	36.08%
Annual Return 2010	rr_AnnualReturn2010	20.76%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.76%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.41%)
Nova Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.44%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.86%)
Nova Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.82%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.24%)

S&P 500 Fund (First Prospectus Summary) | S&P 500 Fund
S&P 500 FUND
INVESTMENT OBJECTIVE -
The S&P 500 Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The
Fund's current benchmark is the S&P 500® Index(the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	S&P 500 Fund H-Class Shares
Management Fees	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.54%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
S&P 500 Fund H-Class Shares	157	486	839	1,835

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 202% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80%
of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P 500®
Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from  $1.41 billion to  $400.88 billion as of June 30, 2011. Certain of the
Fund's derivative investments may be traded in the over-the-counter ("OTC") market.
On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 5.03%.

Highest Quarter Return                          Lowest Quarter Return
(quarter ended 6/30/2009) 15.65%   (quarter ended 12/31/2008) -22.66%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns S&P 500 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
H-Class Shares	Return Before Taxes	13.41%	0.71%	May 31, 2006
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	13.41%	0.47%	May 31, 2006
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.71%	0.47%	May 31, 2006
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	1.93%	May 31, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
S&P 500 Fund (First Prospectus Summary) | S&P 500 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	S&P 500 FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The S&P 500 Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The
Fund's current benchmark is the S&P 500® Index(the "underlying index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 202% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	202.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80%
of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P 500®
Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from  $1.41 billion to  $400.88 billion as of June 30, 2011. Certain of the
Fund's derivative investments may be traded in the over-the-counter ("OTC") market.
On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 5.03%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
(quarter ended 6/30/2009) 15.65%   (quarter ended 12/31/2008) -22.66%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
S&P 500 Fund (First Prospectus Summary) | S&P 500 Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.66%)
S&P 500 Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
S&P 500 Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,835
Annual Return 2007	rr_AnnualReturn2007	3.57%
Annual Return 2008	rr_AnnualReturn2008	(36.54%)
Annual Return 2009	rr_AnnualReturn2009	24.81%
Annual Return 2010	rr_AnnualReturn2010	13.41%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
S&P 500 Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
S&P 500 Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006

Inverse S&P 500 Strategy Fund (First Prospectus Summary) | Inverse S&P 500 Strategy Fund
INVERSE S&P 500 STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse S&P 500 Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P 500® Index (the "underlying index").
The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Inverse S&P 500 Strategy Fund	Advisor	Investor
Management Fees	0.90%	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	none
Other Expenses	0.78%	0.54%
Total Annual Fund Operating Expenses	1.93%	1.44%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Inverse S&P 500 Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor	196	606	1,042	2,254
Investor	147	456	787	1,724

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Unlike a traditional index fund, the Fund's investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index.Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation
("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalizations ranging from  $1.41 billion to  $400.88 billion as of
June 30, 2011. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S.
government securities or cash equivalents to collateralize its short sales and derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           -1x          10%        25%        50%        75%        100%

             -60%              60%       148%       132%        96%        42%        -6%

             -50%              50%        98%        87%        57%        14%       -28%

             -40%              40%        65%        56%        30%        -5%       -38%

             -30%              30%        42%        34%        13%       -18%       -47%

             -20%              20%        24%        18%        -3%       -28%       -54%

             -10%              10%        10%         4%       -13%       -36%       -59%

             0%                 0%        -1%        -6%       -22%       -43%       -64%

             10%              -10%       -10%       -15%       -29%       -48%       -67%

             20%              -20%       -17%       -22%       -35%       -53%       -69%

             30%              -30%       -24%       -28%       -40%       -56%       -71%

             40%              -40%       -29%       -33%       -44%       -60%       -73%

             50%              -50%       -34%       -37%       -48%       -62%       -76%

             60%              -60%       -38%       -41%       -51%       -65%       -78%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 17.73%. The underlying index's highest one-year volatility rate during the five year period is 29.12%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 2.94%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error.
Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Investor Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the Fund as
an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -7.01%.

Highest Quarter Return                         Lowest Quarter Return
       (quarter ended 9/30/2001) 17.66%   (quarter ended 6/30/2009) -15.51%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Inverse S&P 500 Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor	Return Before Taxes	(17.23%)	(4.77%)	(2.95%)
Advisor After Taxes on Distributions	Return After Taxes on Distributions	(17.23%)	(5.39%)	(3.48%)
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(11.20%)	(4.29%)	(2.69%)
Investor	Return Before Taxes	(16.83%)	(4.29%)	(2.45%)
Investor After Taxes on Distributions	Return After Taxes on Distributions	(16.83%)	(4.87%)	(2.95%)
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(10.94%)	(3.88%)	(2.27%)
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	3.74%	Mar 31, 2004	2.64%	Mar 15, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Inverse S&P 500 Strategy Fund (First Prospectus Summary) | Inverse S&P 500 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INVERSE S&P 500 STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse S&P 500 Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P 500® Index (the "underlying index").
The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Unlike a traditional index fund, the Fund's investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index.Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation
("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalizations ranging from  $1.41 billion to  $400.88 billion as of
June 30, 2011. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S.
government securities or cash equivalents to collateralize its short sales and derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           -1x          10%        25%        50%        75%        100%

             -60%              60%       148%       132%        96%        42%        -6%

             -50%              50%        98%        87%        57%        14%       -28%

             -40%              40%        65%        56%        30%        -5%       -38%

             -30%              30%        42%        34%        13%       -18%       -47%

             -20%              20%        24%        18%        -3%       -28%       -54%

             -10%              10%        10%         4%       -13%       -36%       -59%

             0%                 0%        -1%        -6%       -22%       -43%       -64%

             10%              -10%       -10%       -15%       -29%       -48%       -67%

             20%              -20%       -17%       -22%       -35%       -53%       -69%

             30%              -30%       -24%       -28%       -40%       -56%       -71%

             40%              -40%       -29%       -33%       -44%       -60%       -73%

             50%              -50%       -34%       -37%       -48%       -62%       -76%

             60%              -60%       -38%       -41%       -51%       -65%       -78%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 17.73%. The underlying index's highest one-year volatility rate during the five year period is 29.12%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 2.94%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error.
Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Investor Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the Fund as
an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -7.01%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                         Lowest Quarter Return
       (quarter ended 9/30/2001) 17.66%   (quarter ended 6/30/2009) -15.51%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Inverse S&P 500 Strategy Fund (First Prospectus Summary) | Inverse S&P 500 Strategy Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.01%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.51%)
Inverse S&P 500 Strategy Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.64%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 15, 2001
Inverse S&P 500 Strategy Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	196
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,042
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,254
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.77%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.95%)
Inverse S&P 500 Strategy Fund | Advisor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.39%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.48%)
Inverse S&P 500 Strategy Fund | Advisor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.20%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.29%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.69%)
Inverse S&P 500 Strategy Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,724
Annual Return 2001	rr_AnnualReturn2001	16.33%
Annual Return 2002	rr_AnnualReturn2002	22.23%
Annual Return 2003	rr_AnnualReturn2003	(23.73%)
Annual Return 2004	rr_AnnualReturn2004	(9.82%)
Annual Return 2005	rr_AnnualReturn2005	(0.65%)
Annual Return 2006	rr_AnnualReturn2006	(6.96%)
Annual Return 2007	rr_AnnualReturn2007	1.24%
Annual Return 2008	rr_AnnualReturn2008	40.94%
Annual Return 2009	rr_AnnualReturn2009	(27.25%)
Annual Return 2010	rr_AnnualReturn2010	(16.83%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.83%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.29%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.45%)
Inverse S&P 500 Strategy Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.83%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.87%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.95%)
Inverse S&P 500 Strategy Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.94%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.88%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.27%)

NASDAQ-100 Fund (First Prospectus Summary) | NASDAQ-100 Fund
NASDAQ-100�� FUND
INVESTMENT OBJECTIVE -
The NASDAQ-100® Fund (the "Fund") seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund's current benchmark is the NASDAQ-100
Index® (the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NASDAQ-100 Fund	Advisor	Investor
Management Fees	0.75%	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	none
Other Expenses	0.80%	0.56%
Total Annual Fund Operating Expenses	1.80%	1.31%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example NASDAQ-100 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor	183	566	975	2,116
Investor	133	415	718	1,579

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in highe  taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with capitalizations ranging from
 $4.46 billion to  $317.24 billion as of June 30, 2011. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in
American Depositary Receipts ("ADRs") to gain exposure to international companies included in the underlying index. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the
Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Technology Sector Concentration Risk - The risk of concentrating
Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies also may fluctuate widely in response to such events.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correspond to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the Fund
as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through
June 30, 2011 is 4.70%.

Highest Quarter Return                          Lowest Quarter Return
(quarter ended 12/31/2001) 34.43%   (quarter ended 9/30/2001) -36.77%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns NASDAQ-100 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor	Return Before Taxes	17.98%	5.12%	(2.02%)
Advisor After Taxes on Distributions	Return After Taxes on Distributions	17.98%	5.12%	(2.03%)
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.69%	4.41%	(1.70%)
Investor	Return Before Taxes	18.51%	5.64%	(1.51%)
Investor After Taxes on Distributions	Return After Taxes on Distributions	18.51%	5.64%	(1.53%)
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.03%	4.87%	(1.28%)
NASDAQ-100 Index��	NASDAQ-100 Index�� (reflects no deduction for fees, expenses or taxes)	19.22%	6.16%	(0.54%)	6.62%	Mar 31, 2004	2.90%	Mar 26, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
NASDAQ-100 Fund (First Prospectus Summary) | NASDAQ-100 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	NASDAQ-100�� FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The NASDAQ-100® Fund (the "Fund") seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund's current benchmark is the NASDAQ-100
Index® (the "underlying index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in highe  taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with capitalizations ranging from
 $4.46 billion to  $317.24 billion as of June 30, 2011. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in
American Depositary Receipts ("ADRs") to gain exposure to international companies included in the underlying index. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the
Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Technology Sector Concentration Risk - The risk of concentrating
Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies also may fluctuate widely in response to such events.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correspond to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the Fund
as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through
June 30, 2011 is 4.70%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
(quarter ended 12/31/2001) 34.43%   (quarter ended 9/30/2001) -36.77%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
NASDAQ-100 Fund (First Prospectus Summary) | NASDAQ-100 Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.77%)
NASDAQ-100 Fund | NASDAQ-100 Index��
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ-100 Index�� (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.54%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.90%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 26, 2001
NASDAQ-100 Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	183
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	566
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,116
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.02%)
NASDAQ-100 Fund | Advisor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.03%)
NASDAQ-100 Fund | Advisor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.70%)
NASDAQ-100 Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,579
Annual Return 2001	rr_AnnualReturn2001	(34.65%)
Annual Return 2002	rr_AnnualReturn2002	(38.55%)
Annual Return 2003	rr_AnnualReturn2003	46.24%
Annual Return 2004	rr_AnnualReturn2004	9.67%
Annual Return 2005	rr_AnnualReturn2005	1.33%
Annual Return 2006	rr_AnnualReturn2006	6.27%
Annual Return 2007	rr_AnnualReturn2007	18.05%
Annual Return 2008	rr_AnnualReturn2008	(41.88%)
Annual Return 2009	rr_AnnualReturn2009	52.24%
Annual Return 2010	rr_AnnualReturn2010	18.51%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.51%)
NASDAQ-100 Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.53%)
NASDAQ-100 Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.28%)

Inverse NASDAQ-100 Strategy Fund (First Prospectus Summary) | Inverse NASDAQ-100 Strategy Fund
INVERSE NASDAQ-100�� STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse NASDAQ-100® Strategy Fund
(the "Fund") is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The
Fund's current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Inverse NASDAQ-100 Strategy Fund	Advisor	Investor
Management Fees	0.90%	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	none
Other Expenses	0.82%	0.57%
Total Annual Fund Operating Expenses	1.97%	1.47%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Inverse NASDAQ-100 Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor	200	618	1,062	2,296
Investor	150	465	803	1,757

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Unlike a traditional index fund, the Fund's investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80%
of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The NASDAQ-100 Index®
is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with capitalizations ranging from  $4.46 billion to  $317.24 billion as of June 30, 2011. The Fund may also invest in American Depositary Receipts ("ADRs") to gain inverse exposure to international companiesincluded in the underlying index. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the
NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and,therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           -1x          10%        25%        50%        75%        100%

             -60%              60%       148%       132%        96%        42%        -6%

             -50%              50%        98%        87%        57%        14%       -28%

             -40%              40%        65%        56%        30%        -5%       -38%

             -30%              30%        42%        34%        13%       -18%       -47%

             -20%              20%        24%        18%        -3%       -28%       -54%

             -10%              10%        10%         4%       -13%       -36%       -59%

             0%                 0%        -1%        -6%       -22%       -43%       -64%

             10%              -10%       -10%       -15%       -29%       -48%       -67%

             20%              -20%       -17%       -22%       -35%       -53%       -69%

             30%              -30%       -24%       -28%       -40%       -56%       -71%

             40%              -40%       -29%       -33%       -44%       -60%       -73%

             50%              -50%       -34%       -37%       -48%       -62%       -76%

             60%              -60%       -38%       -41%       -51%       -65%       -78%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 21.51%. The underlying index's highest one-year volatility rate during the five year period is 31.74%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 8.10%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Technology Sector Concentration Risk - The risk of concentrating
Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies also may fluctuate widely in response to such events.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error.
Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Investor Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the Fund as
an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -6.61%.

Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 9/30/2001) 51.31%   (quarter ended 12/31/2001) -28.95%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Inverse NASDAQ-100 Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary	Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Inception Date Tertiary	Average Annual Returns, Since Inception Quaternary	Average Annual Returns, Inception Date Quaternary
Advisor	Return Before Taxes	(21.17%)	(9.77%)	(10.28%)	Aug 1, 2003
Advisor After Taxes on Distributions	Return After Taxes on Distributions	(21.17%)	(10.26%)	(10.67%)	Aug 1, 2003
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(13.76%)	(8.20%)	(8.33%)	Aug 1, 2003
Investor	Return Before Taxes	(20.66%)	(9.29%)	(5.97%)	Aug 1, 2003
Investor After Taxes on Distributions	Return After Taxes on Distributions	(20.66%)	(9.77%)	(6.41%)	Aug 1, 2003
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(13.43%)	(7.82%)	(4.97%)	Aug 1, 2003
NASDAQ-100 Index��	NASDAQ-100 Index�� (reflects no deduction for fees, expenses or taxes)	19.22%	6.16%	7.87%	Aug 1, 2003	(0.54%)	Aug 1, 2003	6.62%	Mar 31, 2004	1.08%	Mar 7, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Inverse NASDAQ-100 Strategy Fund (First Prospectus Summary) | Inverse NASDAQ-100 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INVERSE NASDAQ-100�� STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse NASDAQ-100® Strategy Fund
(the "Fund") is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The
Fund's current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Unlike a traditional index fund, the Fund's investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80%
of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The NASDAQ-100 Index®
is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with capitalizations ranging from  $4.46 billion to  $317.24 billion as of June 30, 2011. The Fund may also invest in American Depositary Receipts ("ADRs") to gain inverse exposure to international companiesincluded in the underlying index. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the
NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and,therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           -1x          10%        25%        50%        75%        100%

             -60%              60%       148%       132%        96%        42%        -6%

             -50%              50%        98%        87%        57%        14%       -28%

             -40%              40%        65%        56%        30%        -5%       -38%

             -30%              30%        42%        34%        13%       -18%       -47%

             -20%              20%        24%        18%        -3%       -28%       -54%

             -10%              10%        10%         4%       -13%       -36%       -59%

             0%                 0%        -1%        -6%       -22%       -43%       -64%

             10%              -10%       -10%       -15%       -29%       -48%       -67%

             20%              -20%       -17%       -22%       -35%       -53%       -69%

             30%              -30%       -24%       -28%       -40%       -56%       -71%

             40%              -40%       -29%       -33%       -44%       -60%       -73%

             50%              -50%       -34%       -37%       -48%       -62%       -76%

             60%              -60%       -38%       -41%       -51%       -65%       -78%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 21.51%. The underlying index's highest one-year volatility rate during the five year period is 31.74%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 8.10%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Technology Sector Concentration Risk - The risk of concentrating
Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies also may fluctuate widely in response to such events.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error.
Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Investor Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the Fund as
an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -6.61%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 9/30/2001) 51.31%   (quarter ended 12/31/2001) -28.95%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Inverse NASDAQ-100 Strategy Fund (First Prospectus Summary) | Inverse NASDAQ-100 Strategy Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.61%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	51.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	28.95%
Inverse NASDAQ-100 Strategy Fund | NASDAQ-100 Index��
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ-100 Index�� (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	(0.54%)
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Aug 1, 2003
Average Annual Returns, Since Inception Tertiary	ck0000899148_AverageAnnualReturnSinceInceptionTertiary	6.62%
Average Annual Returns, Inception Date Tertiary	ck0000899148_AverageAnnualReturnInceptionDateTertiary	Mar 31, 2004
Average Annual Returns, Since Inception Quaternary	ck0000899148_AverageAnnualReturnSinceInceptionQuaternary	1.08%
Average Annual Returns, Inception Date Quaternary	ck0000899148_AverageAnnualReturnInceptionDateQuaternary	Mar 7, 2001
Inverse NASDAQ-100 Strategy Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	200
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	618
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,062
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,296
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.77%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.28%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Inverse NASDAQ-100 Strategy Fund | Advisor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(10.26%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.67%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Inverse NASDAQ-100 Strategy Fund | Advisor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.76%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.20%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.33%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Inverse NASDAQ-100 Strategy Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,757
Annual Return 2001	rr_AnnualReturn2001	15.13%
Annual Return 2002	rr_AnnualReturn2002	35.46%
Annual Return 2003	rr_AnnualReturn2003	(36.92%)
Annual Return 2004	rr_AnnualReturn2004	(11.59%)
Annual Return 2005	rr_AnnualReturn2005	1.16%
Annual Return 2006	rr_AnnualReturn2006	(1.10%)
Annual Return 2007	rr_AnnualReturn2007	(11.70%)
Annual Return 2008	rr_AnnualReturn2008	48.53%
Annual Return 2009	rr_AnnualReturn2009	(40.34%)
Annual Return 2010	rr_AnnualReturn2010	(20.66%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.66%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.29%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.97%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Inverse NASDAQ-100 Strategy Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.66%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.77%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.41%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Inverse NASDAQ-100 Strategy Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.43%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.82%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.97%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003

Mid-Cap 1.5x Strategy Fund (First Prospectus Summary) | Mid-Cap 1.5x Strategy Fund
MID-CAP 1.5x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Mid-Cap 1.5x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from 1.5x of the return of the Fund's underlying index (as defined below)
for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., 1.5x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P MidCap 400® Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Mid-Cap 1.5x Strategy Fund H-Class Shares
Management Fees		0.90%
Distribution (12b-1) and/or Shareholder Service Fees		0.25%
Other Expenses		0.55%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.71%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Mid-Cap 1.5x Strategy Fund H-Class Shares	174	539	928	2,019

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 211% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. Under normal circumstances, the Fund will invest at least 80%
of its net assets, plus any borrowings for investment purposes, in securities of companies included in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P
MidCap 400® Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation.
The S&P MidCap 400® Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with capitalizations ranging from
 $517.82 million to  $12.67 billion as of June 30, 2011. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior  to the close of the U.S. financial markets.
To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the
Fund's performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           1.5x         10%        25%        50%        75%        100%

             -60%             -90%       -75%       -75%       -77%       -79%       -83%

             -50%             -75%       -65%       -65%       -68%       -72%       -76%

             -40%             -60%       -54%       -55%       -58%       -62%       -68%

             -30%             -45%       -42%       -43%       -47%       -52%       -60%

             -20%             -30%       -29%       -31%       -34%       -42%       -51%

             -10%             -15%       -15%       -17%       -23%       -32%       -41%

             0%                 0%         0%        -2%        -9%       -19%       -32%

             10%               15%        14%        13%         5%        -6%       -21%

             20%               30%        31%        29%        19%         9%        -9%

             30%               45%        47%        45%        35%        20%         2%

             40%               60%        65%        62%        50%        35%        13%

             50%               75%        83%        79%        68%        49%        25%

             60%               90%       102%        98%        85%        63%        38%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 20.85%. The underlying index's highest one-year volatility rate during the five year period is 35.13%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 6.60%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective .

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 11.39%.

      Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 9/30/2009) 30.17%   (quarter ended 12/31/2008) -39.07%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Mid-Cap 1.5x Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary	Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Inception Date Tertiary
H-Class Shares	Return Before Taxes	37.97%	1.51%	5.07%	Aug 16, 2001
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	37.97%	0.92%	4.69%	Aug 16, 2001
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	24.68%	1.09%	4.29%	Aug 16, 2001
S&P MidCap 400�� Index	S&P MidCap 400�� Index (reflects no deduction for fees, expenses or taxes)	26.64%	5.73%	7.89%	Aug 16, 2001	7.69%	Mar 31, 2004	8.04%	Aug 20, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Mid-Cap 1.5x Strategy Fund (First Prospectus Summary) | Mid-Cap 1.5x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MID-CAP 1.5x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Mid-Cap 1.5x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from 1.5x of the return of the Fund's underlying index (as defined below)
for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., 1.5x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P MidCap 400® Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 211% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	211.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. Under normal circumstances, the Fund will invest at least 80%
of its net assets, plus any borrowings for investment purposes, in securities of companies included in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P
MidCap 400® Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation.
The S&P MidCap 400® Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with capitalizations ranging from
 $517.82 million to  $12.67 billion as of June 30, 2011. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior  to the close of the U.S. financial markets.
To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the
Fund's performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           1.5x         10%        25%        50%        75%        100%

             -60%             -90%       -75%       -75%       -77%       -79%       -83%

             -50%             -75%       -65%       -65%       -68%       -72%       -76%

             -40%             -60%       -54%       -55%       -58%       -62%       -68%

             -30%             -45%       -42%       -43%       -47%       -52%       -60%

             -20%             -30%       -29%       -31%       -34%       -42%       -51%

             -10%             -15%       -15%       -17%       -23%       -32%       -41%

             0%                 0%         0%        -2%        -9%       -19%       -32%

             10%               15%        14%        13%         5%        -6%       -21%

             20%               30%        31%        29%        19%         9%        -9%

             30%               45%        47%        45%        35%        20%         2%

             40%               60%        65%        62%        50%        35%        13%

             50%               75%        83%        79%        68%        49%        25%

             60%               90%       102%        98%        85%        63%        38%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 20.85%. The underlying index's highest one-year volatility rate during the five year period is 35.13%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 6.60%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective .

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 11.39%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
      Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 9/30/2009) 30.17%   (quarter ended 12/31/2008) -39.07%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Mid-Cap 1.5x Strategy Fund (First Prospectus Summary) | Mid-Cap 1.5x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.07%)
Mid-Cap 1.5x Strategy Fund | S&P MidCap 400�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P MidCap 400�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 16, 2001
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	7.69%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 31, 2004
Average Annual Returns, Since Inception Tertiary	ck0000899148_AverageAnnualReturnSinceInceptionTertiary	8.04%
Average Annual Returns, Inception Date Tertiary	ck0000899148_AverageAnnualReturnInceptionDateTertiary	Aug 20, 2001
Mid-Cap 1.5x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,019
Annual Return 2002	rr_AnnualReturn2002	(27.40%)
Annual Return 2003	rr_AnnualReturn2003	50.89%
Annual Return 2004	rr_AnnualReturn2004	21.73%
Annual Return 2005	rr_AnnualReturn2005	13.89%
Annual Return 2006	rr_AnnualReturn2006	10.81%
Annual Return 2007	rr_AnnualReturn2007	2.71%
Annual Return 2008	rr_AnnualReturn2008	(54.70%)
Annual Return 2009	rr_AnnualReturn2009	51.53%
Annual Return 2010	rr_AnnualReturn2010	37.97%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	37.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 16, 2001
Mid-Cap 1.5x Strategy Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	37.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 16, 2001
Mid-Cap 1.5x Strategy Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 16, 2001

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Inverse Mid-Cap Strategy Fund (First Prospectus Summary) | Inverse Mid-Cap Strategy Fund
INVERSE MID-CAP STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Mid-Cap Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index
(the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Inverse Mid-Cap Strategy Fund H-Class Shares
Management Fees	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.69%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Inverse Mid-Cap Strategy Fund H-Class Shares	172	533	918	1,998

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Unlike a traditional index fund, the Fund's investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80%
of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The S&P MidCap 400®
Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation.
The S&P MidCap 400 Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with capitalizations ranging from  $517.82 million to  $12.67 billion as of June 30, 2011. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           -1x          10%        25%        50%        75%        100%

             -60%              60%       148%       132%        96%        42%        -6%

             -50%              50%        98%        87%        57%        14%       -28%

             -40%              40%        65%        56%        30%        -5%       -38%

             -30%              30%        42%        34%        13%       -18%       -47%

             -20%              20%        24%        18%        -3%       -28%       -54%

             -10%              10%        10%         4%       -13%       -36%       -59%

             0%                 0%        -1%        -6%       -22%       -43%       -64%

             10%              -10%       -10%       -15%       -29%       -48%       -67%

             20%              -20%       -17%       -22%       -35%       -53%       -69%

             30%              -30%       -24%       -28%       -40%       -56%       -71%

             40%              -40%       -29%       -33%       -44%       -60%       -73%

             50%              -50%       -34%       -37%       -48%       -62%       -76%

             60%              -60%       -38%       -41%       -51%       -65%       -78%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 20.85%. The underlying index's highest one-year volatility rate during the five year period is 35.13%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 6.60%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of abroad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for H-Class Shares is based on a calendar year.
The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -9.69%.

Highest Quarter Return                        Lowest Quarter Return
(quarter ended 12/31/2008) 18.22%   (quarter ended 6/30/2009) -18.52%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the
Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Inverse Mid-Cap Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
H-Class Shares	Return Before Taxes	(25.26%)	(8.78%)	(9.49%)	Feb 20, 2004
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(25.26%)	(9.39%)	(10.01%)	Feb 20, 2004
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(16.42%)	(7.48%)	(7.86%)	Feb 20, 2004
S&P MidCap 400�� Index	S&P MidCap 400�� Index (reflects no deduction for fees, expenses or taxes)	26.64%	5.73%	7.76%	Feb 20, 2004	7.69%	Mar 31, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Inverse Mid-Cap Strategy Fund (First Prospectus Summary) | Inverse Mid-Cap Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INVERSE MID-CAP STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Mid-Cap Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index
(the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Unlike a traditional index fund, the Fund's investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80%
of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The S&P MidCap 400®
Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation.
The S&P MidCap 400 Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with capitalizations ranging from  $517.82 million to  $12.67 billion as of June 30, 2011. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           -1x          10%        25%        50%        75%        100%

             -60%              60%       148%       132%        96%        42%        -6%

             -50%              50%        98%        87%        57%        14%       -28%

             -40%              40%        65%        56%        30%        -5%       -38%

             -30%              30%        42%        34%        13%       -18%       -47%

             -20%              20%        24%        18%        -3%       -28%       -54%

             -10%              10%        10%         4%       -13%       -36%       -59%

             0%                 0%        -1%        -6%       -22%       -43%       -64%

             10%              -10%       -10%       -15%       -29%       -48%       -67%

             20%              -20%       -17%       -22%       -35%       -53%       -69%

             30%              -30%       -24%       -28%       -40%       -56%       -71%

             40%              -40%       -29%       -33%       -44%       -60%       -73%

             50%              -50%       -34%       -37%       -48%       -62%       -76%

             60%              -60%       -38%       -41%       -51%       -65%       -78%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 20.85%. The underlying index's highest one-year volatility rate during the five year period is 35.13%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 6.60%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of abroad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for H-Class Shares is based on a calendar year.
The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -9.69%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                        Lowest Quarter Return
(quarter ended 12/31/2008) 18.22%   (quarter ended 6/30/2009) -18.52%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the
Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Inverse Mid-Cap Strategy Fund (First Prospectus Summary) | Inverse Mid-Cap Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.52%)
Inverse Mid-Cap Strategy Fund | S&P MidCap 400�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P MidCap 400�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	7.69%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 31, 2004
Inverse Mid-Cap Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	172
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	533
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,998
Annual Return 2005	rr_AnnualReturn2005	(8.50%)
Annual Return 2006	rr_AnnualReturn2006	(3.35%)
Annual Return 2007	rr_AnnualReturn2007	(1.52%)
Annual Return 2008	rr_AnnualReturn2008	37.53%
Annual Return 2009	rr_AnnualReturn2009	(35.46%)
Annual Return 2010	rr_AnnualReturn2010	(25.26%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(25.26%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.78%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(9.49%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Inverse Mid-Cap Strategy Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(25.26%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.39%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.01%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Inverse Mid-Cap Strategy Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.42%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.48%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.86%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004

Russell 2000 1.5x Strategy Fund (First Prospectus Summary) | Russell 2000 1.5x Strategy Fund
RUSSELL 2000�� 1.5x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Russell 2000® 1.5x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from 1.5x of the return of the Fund's underlying index (as defined below)
for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., 1.5x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund's current benchmark is 150% of the performance of the Russell 2000® Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell 2000 1.5x Strategy Fund H-Class Shares
Management Fees		0.90%
Distribution (12b-1) and/or Shareholder Service Fees		0.25%
Other Expenses		0.57%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	1.75%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Russell 2000 1.5x Strategy Fund H-Class Shares	178	551	949	2,062

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 211% of the average value of its portfolio.
However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the
Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. Under normal circumstances, the Fund will invest at least
80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index.
The Russell 2000® Index is composed of the 2,000 smallest companies in the
Russell 3000® Index, representing approximately 10% of the Russell 3000®
total market capitalization and consisting of capitalizations ranging from
 $21.38 million to  $3.12 billion as of June 30, 2011. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold
U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the
Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the
Fund's performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           1.5x         10%        25%        50%        75%        100%

             -60%             -90%       -75%       -75%       -77%       -79%       -83%

             -50%             -75%       -65%       -65%       -68%       -72%       -76%

             -40%             -60%       -54%       -55%       -58%       -62%       -68%

             -30%             -45%       -42%       -43%       -47%       -52%       -60%

             -20%             -30%       -29%       -31%       -34%       -42%       -51%

             -10%             -15%       -15%       -17%       -23%       -32%       -41%

             0%                 0%         0%        -2%        -9%       -19%       -32%

             10%               15%        14%        13%         5%        -6%       -21%

             20%               30%        31%        29%        19%         9%        -9%

             30%               45%        47%        45%        35%        20%         2%

             40%               60%        65%        62%        50%        35%        13%

             50%               75%        83%        79%        68%        49%        25%

             60%               90%       102%        98%        85%        63%        38%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 22.57%. The underlying index's highest one-year volatility rate during the five year period is 36.82%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 4.08%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 8.29%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2003) 36.24%   (quarter ended 12/31/2008) -40.39%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Russell 2000 1.5x Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
H-Class Shares	Return Before Taxes	37.77%	0.54%	3.31%
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	37.77%	0.42%	3.23%
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	24.55%	0.47%	2.87%
Russell 2000�� Index	Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%	5.65%	Mar 31, 2004	5.97%	Jan 23, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Russell 2000 1.5x Strategy Fund (First Prospectus Summary) | Russell 2000 1.5x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	RUSSELL 2000�� 1.5x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Russell 2000® 1.5x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from 1.5x of the return of the Fund's underlying index (as defined below)
for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., 1.5x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund's current benchmark is 150% of the performance of the Russell 2000® Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 211% of the average value of its portfolio.
However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the
Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	211.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. Under normal circumstances, the Fund will invest at least
80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index.
The Russell 2000® Index is composed of the 2,000 smallest companies in the
Russell 3000® Index, representing approximately 10% of the Russell 3000®
total market capitalization and consisting of capitalizations ranging from
 $21.38 million to  $3.12 billion as of June 30, 2011. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold
U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the
Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the
Fund's performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           1.5x         10%        25%        50%        75%        100%

             -60%             -90%       -75%       -75%       -77%       -79%       -83%

             -50%             -75%       -65%       -65%       -68%       -72%       -76%

             -40%             -60%       -54%       -55%       -58%       -62%       -68%

             -30%             -45%       -42%       -43%       -47%       -52%       -60%

             -20%             -30%       -29%       -31%       -34%       -42%       -51%

             -10%             -15%       -15%       -17%       -23%       -32%       -41%

             0%                 0%         0%        -2%        -9%       -19%       -32%

             10%               15%        14%        13%         5%        -6%       -21%

             20%               30%        31%        29%        19%         9%        -9%

             30%               45%        47%        45%        35%        20%         2%

             40%               60%        65%        62%        50%        35%        13%

             50%               75%        83%        79%        68%        49%        25%

             60%               90%       102%        98%        85%        63%        38%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 22.57%. The underlying index's highest one-year volatility rate during the five year period is 36.82%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 4.08%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 8.29%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2003) 36.24%   (quarter ended 12/31/2008) -40.39%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Russell 2000 1.5x Strategy Fund (First Prospectus Summary) | Russell 2000 1.5x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(40.39%)
Russell 2000 1.5x Strategy Fund | Russell 2000�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	5.97%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Jan 23, 2001
Russell 2000 1.5x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	551
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	949
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,062
Annual Return 2001	rr_AnnualReturn2001	(7.25%)
Annual Return 2002	rr_AnnualReturn2002	(33.70%)
Annual Return 2003	rr_AnnualReturn2003	68.32%
Annual Return 2004	rr_AnnualReturn2004	25.10%
Annual Return 2005	rr_AnnualReturn2005	4.04%
Annual Return 2006	rr_AnnualReturn2006	21.36%
Annual Return 2007	rr_AnnualReturn2007	(6.88%)
Annual Return 2008	rr_AnnualReturn2008	(51.95%)
Annual Return 2009	rr_AnnualReturn2009	37.35%
Annual Return 2010	rr_AnnualReturn2010	37.77%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	37.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.31%
Russell 2000 1.5x Strategy Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	37.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.23%
Russell 2000 1.5x Strategy Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.87%

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Russell 2000 Fund (First Prospectus Summary) | Russell 2000 Fund
RUSSELL 2000�� FUND
INVESTMENT OBJECTIVE -
The Russell 2000® Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell
2000® Index (the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell 2000 Fund H-Class Shares
Management Fees		0.75%
Distribution (12b-1) and/or Shareholder Service Fees		0.25%
Other Expenses		0.57%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	1.59%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Russell 2000 Fund H-Class Shares	162	502	866	1,889

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 284% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell
3000® total market capitalization and consisting of capitalizations ranging from
 $21.38 million to  $3.12 billion as of June 30, 2011. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. Certain of the
Fund's derivative investments may be traded in the over-the-counter ("OTC") market.
On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 5.59%.

Highest Quarter Return                          Lowest Quarter Return
(quarter ended 6/30/2009) 20.55%   (quarter ended 12/31/2008) -26.89%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Russell 2000 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
H-Class Shares	Return Before Taxes	25.25%	1.55%	May 31, 2006
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	25.25%	1.45%	May 31, 2006
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	16.41%	1.27%	May 31, 2006
Russell 2000�� Index	Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)	26.85%	3.24%	May 31, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Russell 2000 Fund (First Prospectus Summary) | Russell 2000 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	RUSSELL 2000�� FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Russell 2000® Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell
2000® Index (the "underlying index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 284% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	284.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell
3000® total market capitalization and consisting of capitalizations ranging from
 $21.38 million to  $3.12 billion as of June 30, 2011. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. Certain of the
Fund's derivative investments may be traded in the over-the-counter ("OTC") market.
On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 5.59%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
(quarter ended 6/30/2009) 20.55%   (quarter ended 12/31/2008) -26.89%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Russell 2000 Fund (First Prospectus Summary) | Russell 2000 Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.89%)
Russell 2000 Fund | Russell 2000�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
Russell 2000 Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	162
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	866
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,889
Annual Return 2007	rr_AnnualReturn2007	(3.02%)
Annual Return 2008	rr_AnnualReturn2008	(35.20%)
Annual Return 2009	rr_AnnualReturn2009	24.85%
Annual Return 2010	rr_AnnualReturn2010	25.25%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
Russell 2000 Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
Russell 2000 Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Inverse Russell 2000 Strategy Fund (First Prospectus Summary) | Inverse Russell 2000 Strategy Fund
INVERSE RUSSELL 2000�� STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Russell 2000® Strategy Fund
(the "Fund") is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The
Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may
pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Inverse Russell 2000 Strategy Fund H-Class Shares
Management Fees	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%
Other Expenses	0.56%
Total Annual Fund Operating Expenses	1.71%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Inverse Russell 2000 Strategy Fund H-Class Shares	174	539	928	2,019

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Unlike a traditional index fund, the Fund's
investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index.
Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The Russell 2000® Index is composed of the 2,000 smallest companies in the
Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from  $21.38 million to  $3.12 billion as of June 30, 2011. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC")
market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           -1x          10%        25%        50%        75%        100%

             -60%              60%       148%       132%        96%        42%        -6%

             -50%              50%        98%        87%        57%        14%       -28%

             -40%              40%        65%        56%        30%        -5%       -38%

             -30%              30%        42%        34%        13%       -18%       -47%

             -20%              20%        24%        18%        -3%       -28%       -54%

             -10%              10%        10%         4%       -13%       -36%       -59%

             0%                 0%        -1%        -6%       -22%       -43%       -64%

             10%              -10%       -10%       -15%       -29%       -48%       -67%

             20%              -20%       -17%       -22%       -35%       -53%       -69%

             30%              -30%       -24%       -28%       -40%       -56%       -71%

             40%              -40%       -29%       -33%       -44%       -60%       -73%

             50%              -50%       -34%       -37%       -48%       -62%       -76%

             60%              -60%       -38%       -41%       -51%       -65%       -78%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 22.57%. The underlying index's highest one-year volatility rate during the five year period is 36.82%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 4.08%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -8.41%.

Highest Quarter Return                          Lowest Quarter Return
(quarter ended 12/31/2008) 17.81%   (quarter ended 6/30/2009) -20.40%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Inverse Russell 2000 Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
H-Class Shares	Return Before Taxes	(27.33%)	(10.57%)	(10.02%)	Feb 20, 2004
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(27.33%)	(11.16%)	(10.53%)	Feb 20, 2004
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(17.77%)	(8.86%)	(8.24%)	Feb 20, 2004
Russell 2000�� Index	Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	5.85%	Feb 20, 2004	5.65%	Mar 31, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Inverse Russell 2000 Strategy Fund (First Prospectus Summary) | Inverse Russell 2000 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INVERSE RUSSELL 2000�� STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Russell 2000® Strategy Fund
(the "Fund") is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The
Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may
pay if you buy and hold H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Unlike a traditional index fund, the Fund's
investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index.
Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The Russell 2000® Index is composed of the 2,000 smallest companies in the
Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from  $21.38 million to  $3.12 billion as of June 30, 2011. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC")
market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           -1x          10%        25%        50%        75%        100%

             -60%              60%       148%       132%        96%        42%        -6%

             -50%              50%        98%        87%        57%        14%       -28%

             -40%              40%        65%        56%        30%        -5%       -38%

             -30%              30%        42%        34%        13%       -18%       -47%

             -20%              20%        24%        18%        -3%       -28%       -54%

             -10%              10%        10%         4%       -13%       -36%       -59%

             0%                 0%        -1%        -6%       -22%       -43%       -64%

             10%              -10%       -10%       -15%       -29%       -48%       -67%

             20%              -20%       -17%       -22%       -35%       -53%       -69%

             30%              -30%       -24%       -28%       -40%       -56%       -71%

             40%              -40%       -29%       -33%       -44%       -60%       -73%

             50%              -50%       -34%       -37%       -48%       -62%       -76%

             60%              -60%       -38%       -41%       -51%       -65%       -78%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 22.57%. The underlying index's highest one-year volatility rate during the five year period is 36.82%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 4.08%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -8.41%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
(quarter ended 12/31/2008) 17.81%   (quarter ended 6/30/2009) -20.40%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Inverse Russell 2000 Strategy Fund (First Prospectus Summary) | Inverse Russell 2000 Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.41%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.40%)
Inverse Russell 2000 Strategy Fund | Russell 2000�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	5.65%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 31, 2004
Inverse Russell 2000 Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,019
Annual Return 2005	rr_AnnualReturn2005	(2.69%)
Annual Return 2006	rr_AnnualReturn2006	(11.39%)
Annual Return 2007	rr_AnnualReturn2007	5.10%
Annual Return 2008	rr_AnnualReturn2008	24.78%
Annual Return 2009	rr_AnnualReturn2009	(32.26%)
Annual Return 2010	rr_AnnualReturn2010	(27.33%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(27.33%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(10.57%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.02%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Inverse Russell 2000 Strategy Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(27.33%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(11.16%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.53%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Inverse Russell 2000 Strategy Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.77%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.86%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.24%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004

S&P 500 Pure Growth Fund (First Prospectus Summary) | S&P 500 Pure Growth Fund
S&P 500 PURE GROWTH FUND
INVESTMENT OBJECTIVE -
The S&P 500 Pure Growth Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund's current benchmark is the S&P 500 Pure Growth Index (the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	S&P 500 Pure Growth Fund H-Class Shares
Management Fees	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	1.55%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
S&P 500 Pure Growth Fund H-Class Shares	158	490	845	1,845

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 808% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The
S&P 500 Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of June 30, 2011, the S&P 500
Pure Growth Index included companies with capitalizations ranging from  $3.05 billion to  $310.39 billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 9.10%.

Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 6/30/2009) 21.70%   (quarter ended 12/31/2008) -24.37%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns S&P 500 Pure Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
H-Class Shares	Return Before Taxes	24.86%	4.32%	3.41%	Feb 20, 2004
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	24.86%	4.23%	3.34%	Feb 20, 2004
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	16.16%	3.66%	2.90%	Feb 20, 2004
S&P 500 Pure Growth Index	S&P 500 Pure Growth Index (reflects no deduction for fees, expenses or taxes)	27.67%	6.12%	7.08%	Feb 20, 2004	8.34%	Sep 1, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
S&P 500 Pure Growth Fund (First Prospectus Summary) | S&P 500 Pure Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	S&P 500 PURE GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The S&P 500 Pure Growth Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund's current benchmark is the S&P 500 Pure Growth Index (the "underlying index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 808% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	808.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The
S&P 500 Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of June 30, 2011, the S&P 500
Pure Growth Index included companies with capitalizations ranging from  $3.05 billion to  $310.39 billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 9.10%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 6/30/2009) 21.70%   (quarter ended 12/31/2008) -24.37%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
S&P 500 Pure Growth Fund (First Prospectus Summary) | S&P 500 Pure Growth Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.37%)
S&P 500 Pure Growth Fund | S&P 500 Pure Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Pure Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	8.34%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Sep 1, 2004
S&P 500 Pure Growth Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,845
Annual Return 2005	rr_AnnualReturn2005	1.41%
Annual Return 2006	rr_AnnualReturn2006	5.15%
Annual Return 2007	rr_AnnualReturn2007	4.75%
Annual Return 2008	rr_AnnualReturn2008	(39.34%)
Annual Return 2009	rr_AnnualReturn2009	48.09%
Annual Return 2010	rr_AnnualReturn2010	24.86%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
S&P 500 Pure Growth Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
S&P 500 Pure Growth Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004

S&P 500 Pure Value Fund (First Prospectus Summary) | S&P 500 Pure Value Fund
S&P 500 PURE VALUE FUND
INVESTMENT OBJECTIVE -
The S&P 500 Pure Value Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund's current benchmark is the S&P 500 Pure Value Index (the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	S&P 500 Pure Value Fund H-Class Shares
Management Fees	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.54%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
S&P 500 Pure Value Fund H-Class Shares	157	486	839	1,834

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 820% of the average value of its portfolio. However, the
Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P 500 Pure Value Index is narrow in focus, containing only those S&P
500 companies with strong value characteristics. As of June 30, 2011, the S&P 500
Pure Value Index included companies with capitalizations ranging from  $1.41 billion to  $200.02 billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 8.57%.

Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 6/30/2009) 44.18%   (quarter ended 12/31/2008) -31.40%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns S&P 500 Pure Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
H-Class Shares	Return Before Taxes	19.70%	none	1.88%	Feb 20, 2004
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	19.01%	(3.26%)	(0.64%)	Feb 20, 2004
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.78%	(1.90%)	0.13%	Feb 20, 2004
S&P 500 Pure Value Index	S&P 500 Pure Value Index (reflects no deduction for fees, expenses or taxes)	23.08%	2.85%	6.97%	Feb 20, 2004	6.66%	Sep 1, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
S&P 500 Pure Value Fund (First Prospectus Summary) | S&P 500 Pure Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	S&P 500 PURE VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The S&P 500 Pure Value Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund's current benchmark is the S&P 500 Pure Value Index (the "underlying index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 820% of the average value of its portfolio. However, the
Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	820.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P 500 Pure Value Index is narrow in focus, containing only those S&P
500 companies with strong value characteristics. As of June 30, 2011, the S&P 500
Pure Value Index included companies with capitalizations ranging from  $1.41 billion to  $200.02 billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 8.57%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 6/30/2009) 44.18%   (quarter ended 12/31/2008) -31.40%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
S&P 500 Pure Value Fund (First Prospectus Summary) | S&P 500 Pure Value Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	44.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.40%)
S&P 500 Pure Value Fund | S&P 500 Pure Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Pure Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	6.66%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Sep 1, 2004
S&P 500 Pure Value Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,834
Annual Return 2005	rr_AnnualReturn2005	3.62%
Annual Return 2006	rr_AnnualReturn2006	16.99%
Annual Return 2007	rr_AnnualReturn2007	(5.55%)
Annual Return 2008	rr_AnnualReturn2008	(49.30%)
Annual Return 2009	rr_AnnualReturn2009	49.14%
Annual Return 2010	rr_AnnualReturn2010	19.70%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	none
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
S&P 500 Pure Value Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.26%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.64%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
S&P 500 Pure Value Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.90%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004

S&P MidCap 400 Pure Growth Fund (First Prospectus Summary) | S&P MidCap 400 Pure Growth Fund
S&P MIDCAP 400 PURE GROWTH FUND
INVESTMENT OBJECTIVE -
The S&P MidCap 400 Pure Growth Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund's current benchmark is the S&P MidCap 400 Pure Growth Index (the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	S&P MidCap 400 Pure Growth Fund H-Class Shares
Management Fees	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	1.55%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
S&P MidCap 400 Pure Growth Fund H-Class Shares	158	490	845	1,845

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 448% of the average value of its portfolio. However, the
Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock  indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P MidCap 400
Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of June 30, 2011, the S&P
MidCap 400 Pure Growth Index included companies with capitalizations ranging from  $1.13 billion to  $12.67 billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the
Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the
Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 12.33%.

Highest Quarter Return                          Lowest Quarter Return
(quarter ended 6/30/2009) 26.30%   (quarter ended 12/31/2008) -25.40%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns S&P MidCap 400 Pure Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
H-Class Shares	Return Before Taxes	32.46%	8.14%	8.81%	Feb 20, 2004
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	32.46%	7.27%	8.14%	Feb 20, 2004
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	21.10%	6.52%	7.30%	Feb 20, 2004
S&P MidCap 400 Pure Growth Index	S&P MidCap 400 Pure Growth Index (reflects no deduction for fees, expenses or taxes)	35.19%	10.22%	11.27%	Feb 20, 2004	12.61%	Sep 1, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
S&P MidCap 400 Pure Growth Fund (First Prospectus Summary) | S&P MidCap 400 Pure Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	S&P MIDCAP 400 PURE GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The S&P MidCap 400 Pure Growth Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund's current benchmark is the S&P MidCap 400 Pure Growth Index (the "underlying index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 448% of the average value of its portfolio. However, the
Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	448.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock  indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P MidCap 400
Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of June 30, 2011, the S&P
MidCap 400 Pure Growth Index included companies with capitalizations ranging from  $1.13 billion to  $12.67 billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the
Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the
Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 12.33%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
(quarter ended 6/30/2009) 26.30%   (quarter ended 12/31/2008) -25.40%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
S&P MidCap 400 Pure Growth Fund (First Prospectus Summary) | S&P MidCap 400 Pure Growth Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.40%)
S&P MidCap 400 Pure Growth Fund | S&P MidCap 400 Pure Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 Pure Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	12.61%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Sep 1, 2004
S&P MidCap 400 Pure Growth Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,845
Annual Return 2005	rr_AnnualReturn2005	11.49%
Annual Return 2006	rr_AnnualReturn2006	3.31%
Annual Return 2007	rr_AnnualReturn2007	8.20%
Annual Return 2008	rr_AnnualReturn2008	(35.96%)
Annual Return 2009	rr_AnnualReturn2009	55.99%
Annual Return 2010	rr_AnnualReturn2010	32.46%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
S&P MidCap 400 Pure Growth Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
S&P MidCap 400 Pure Growth Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004

S&P MidCap 400 Pure Value Fund (First Prospectus Summary) | S&P MidCap 400 Pure Value Fund
S&P MIDCAP 400 PURE VALUE FUND
INVESTMENT OBJECTIVE -
The S&P MidCap 400 Pure Value Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund's current benchmark is the S&P MidCap 400 Pure Value Index (the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	S&P MidCap 400 Pure Value Fund H-Class Shares
Management Fees	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	1.55%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
S&P MidCap 400 Pure Value Fund H-Class Shares	157	489	843	1,842

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 407% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P MidCap 400 Pure
Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. As of June 30, 2011, the S&P MidCap 400 Pure
Value Index included companies with capitalizations ranging from  $750.56 million to  $5.71 billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the H-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for H-Class Shares is based on a calendar year.
The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 2.78%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2009) 37.89%   (quarter ended 12/31/2008) -34.65%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns S&P MidCap 400 Pure Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
H-Class Shares	Return Before Taxes	19.53%	2.13%	4.46%	Feb 20, 2004
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	15.97%	1.28%	3.77%	Feb 20, 2004
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.64%	1.34%	3.45%	Feb 20, 2004
S&P MidCap 400 Pure Value Index	S&P MidCap 400 Pure Value Index (reflects no deduction for fees, expenses or taxes)	23.18%	5.40%	7.64%	Feb 20, 2004	8.11%	Sep 1, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
S&P MidCap 400 Pure Value Fund (First Prospectus Summary) | S&P MidCap 400 Pure Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	S&P MIDCAP 400 PURE VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The S&P MidCap 400 Pure Value Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund's current benchmark is the S&P MidCap 400 Pure Value Index (the "underlying index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 407% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	407.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P MidCap 400 Pure
Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. As of June 30, 2011, the S&P MidCap 400 Pure
Value Index included companies with capitalizations ranging from  $750.56 million to  $5.71 billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the H-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for H-Class Shares is based on a calendar year.
The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 2.78%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2009) 37.89%   (quarter ended 12/31/2008) -34.65%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
S&P MidCap 400 Pure Value Fund (First Prospectus Summary) | S&P MidCap 400 Pure Value Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.65%)
S&P MidCap 400 Pure Value Fund | S&P MidCap 400 Pure Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 Pure Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	8.11%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Sep 1, 2004
S&P MidCap 400 Pure Value Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	489
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	843
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,842
Annual Return 2005	rr_AnnualReturn2005	8.62%
Annual Return 2006	rr_AnnualReturn2006	16.55%
Annual Return 2007	rr_AnnualReturn2007	(5.28%)
Annual Return 2008	rr_AnnualReturn2008	(43.96%)
Annual Return 2009	rr_AnnualReturn2009	50.25%
Annual Return 2010	rr_AnnualReturn2010	19.53%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
S&P MidCap 400 Pure Value Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
S&P MidCap 400 Pure Value Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004

S&P SmallCap 600 Pure Growth Fund (First Prospectus Summary) | S&P SmallCap 600 Pure Growth Fund
S&P SMALLCAP 600 PURE GROWTH FUND
INVESTMENT OBJECTIVE -
The S&P SmallCap 600 Pure Growth Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund's current benchmark is the S&P SmallCap 600 Pure Growth Index (the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	S&P SmallCap 600 Pure Growth Fund H-Class Shares
Management Fees	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	1.55%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
S&P SmallCap 600 Pure Growth Fund H-Class Shares	158	490	845	1,845

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, whenit buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 732% of the average value of its portfolio.
However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the
Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P SmallCap 600
Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. As of June 30, 2011, the S&P SmallCap 600 Pure Growth Index
included companies with capitalizations ranging from  $111.72 million to  $5.15 billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market.
On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the
H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for H-Class Shares is based on a calendar year.
The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 10.12%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2009) 28.45%   (quarter ended 12/31/2008) -26.31%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns S&P SmallCap 600 Pure Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
H-Class Shares	Return Before Taxes	24.73%	3.40%	5.49%	Feb 20, 2004
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	24.73%	3.15%	5.13%	Feb 20, 2004
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	16.07%	2.79%	4.56%	Feb 20, 2004
S&P SmallCap 600 Pure Growth Index	S&P SmallCap 600 Pure Growth Index (reflects no deduction for fees, expenses or taxes)	28.72%	5.73%	8.59%	Feb 20, 2004	8.90%	Sep 1, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
S&P SmallCap 600 Pure Growth Fund (First Prospectus Summary) | S&P SmallCap 600 Pure Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	S&P SMALLCAP 600 PURE GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The S&P SmallCap 600 Pure Growth Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund's current benchmark is the S&P SmallCap 600 Pure Growth Index (the "underlying index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, whenit buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 732% of the average value of its portfolio.
However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	732.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the
Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P SmallCap 600
Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. As of June 30, 2011, the S&P SmallCap 600 Pure Growth Index
included companies with capitalizations ranging from  $111.72 million to  $5.15 billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market.
On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the
H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for H-Class Shares is based on a calendar year.
The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 10.12%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2009) 28.45%   (quarter ended 12/31/2008) -26.31%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
S&P SmallCap 600 Pure Growth Fund (First Prospectus Summary) | S&P SmallCap 600 Pure Growth Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.31%)
S&P SmallCap 600 Pure Growth Fund | S&P SmallCap 600 Pure Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600 Pure Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	8.90%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Sep 1, 2004
S&P SmallCap 600 Pure Growth Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,845
Annual Return 2005	rr_AnnualReturn2005	5.78%
Annual Return 2006	rr_AnnualReturn2006	7.60%
Annual Return 2007	rr_AnnualReturn2007	0.05%
Annual Return 2008	rr_AnnualReturn2008	(34.00%)
Annual Return 2009	rr_AnnualReturn2009	33.52%
Annual Return 2010	rr_AnnualReturn2010	24.73%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
S&P SmallCap 600 Pure Growth Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
S&P SmallCap 600 Pure Growth Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004

S&P SmallCap 600 Pure Value Fund (First Prospectus Summary) | S&P SmallCap 600 Pure Value Fund
S&P SMALLCAP 600 PURE VALUE FUND
INVESTMENT OBJECTIVE -
The S&P SmallCap 600 Pure Value Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund's current benchmark is the S&P SmallCap 600 Pure Value Index (the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	S&P SmallCap 600 Pure Value Fund H-Class Shares
Management Fees	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.54%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
S&P SmallCap 600 Pure Value Fund H-Class Shares	157	487	840	1,835

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 692% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P SmallCap 600
Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of June 30, 2011, the S&P
SmallCap 600 Pure Value Index included companies with capitalizations ranging from  $52.30 million to  $3.70 billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The
Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the H-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 0.00%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2009) 69.02%   (quarter ended 12/31/2008) -37.55%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns S&P SmallCap 600 Pure Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
H-Class Shares	Return Before Taxes	22.30%	0.14%	2.87%	Feb 20, 2004
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	15.04%	(3.44%)	0.07%	Feb 20, 2004
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	14.23%	(2.02%)	0.76%	Feb 20, 2004
S&P SmallCap 600 Pure Value Index	S&P SmallCap 600 Pure Value Index (reflects no deduction for fees, expenses or taxes)	29.18%	4.01%	7.37%	Feb 20, 2004	7.75%	Sep 1, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
S&P SmallCap 600 Pure Value Fund (First Prospectus Summary) | S&P SmallCap 600 Pure Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	S&P SMALLCAP 600 PURE VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The S&P SmallCap 600 Pure Value Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund's current benchmark is the S&P SmallCap 600 Pure Value Index (the "underlying index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 692% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	692.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P SmallCap 600
Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of June 30, 2011, the S&P
SmallCap 600 Pure Value Index included companies with capitalizations ranging from  $52.30 million to  $3.70 billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The
Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the H-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 0.00%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2009) 69.02%   (quarter ended 12/31/2008) -37.55%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
S&P SmallCap 600 Pure Value Fund (First Prospectus Summary) | S&P SmallCap 600 Pure Value Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	69.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.55%)
S&P SmallCap 600 Pure Value Fund | S&P SmallCap 600 Pure Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600 Pure Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	7.75%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Sep 1, 2004
S&P SmallCap 600 Pure Value Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	487
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	840
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,835
Annual Return 2005	rr_AnnualReturn2005	3.19%
Annual Return 2006	rr_AnnualReturn2006	18.39%
Annual Return 2007	rr_AnnualReturn2007	(20.90%)
Annual Return 2008	rr_AnnualReturn2008	(43.63%)
Annual Return 2009	rr_AnnualReturn2009	55.95%
Annual Return 2010	rr_AnnualReturn2010	22.30%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
S&P SmallCap 600 Pure Value Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.44%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
S&P SmallCap 600 Pure Value Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004

Banking Fund (First Prospectus Summary) | Banking Fund
BANKING FUND
INVESTMENT OBJECTIVE -
The Banking Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks
(and their holding companies) and savings and loan institutions ("Banking Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the
Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Banking Fund	Advisor	Investor
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	none
Other Expenses	0.79%	0.54%
Total Annual Fund Operating Expenses	1.89%	1.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Banking Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor	192	594	1,021	2,212
Investor	142	440	761	1,669

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,130% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Banking Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the
Fund will invest to a significant extent in the securities of Banking Companies that have small to mid-sized capitalizations. Banking Companies are engaged in accepting deposits and making commercial and consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the
Federal Reserve System. The Fund may also purchase American Depositary Receipts
("ADRs") to gain exposure to foreign Banking Companies and U.S. government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the banking sector and therefore may be concentrated in an industry or group of industries within the banking sector.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Banking Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the banking sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Banking Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Investor Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the
Investor Class Shares and Advisor Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -5.30%.

Highest Quarter Return                         Lowest Quarter Return
       (quarter ended 9/30/2009) 20.06%   (quarter ended 3/31/2009) -31.94%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Banking Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor	Return Before Taxes	12.17%	(12.80%)	(3.76%)
Advisor After Taxes on Distributions	Return After Taxes on Distributions	12.05%	(13.44%)	(4.51%)
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.90%	(10.68%)	(3.45%)
Investor	Return Before Taxes	12.76%	(12.32%)	(3.18%)
Investor After Taxes on Distributions	Return After Taxes on Distributions	12.65%	(12.92%)	(3.90%)
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.29%	(10.30%)	(2.98%)
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	2.77%	Mar 30, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Banking Fund (First Prospectus Summary) | Banking Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BANKING FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Banking Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks
(and their holding companies) and savings and loan institutions ("Banking Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the
Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,130% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1130.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Banking Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the
Fund will invest to a significant extent in the securities of Banking Companies that have small to mid-sized capitalizations. Banking Companies are engaged in accepting deposits and making commercial and consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the
Federal Reserve System. The Fund may also purchase American Depositary Receipts
("ADRs") to gain exposure to foreign Banking Companies and U.S. government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the banking sector and therefore may be concentrated in an industry or group of industries within the banking sector.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Banking Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the banking sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Banking Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Investor Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the
Investor Class Shares and Advisor Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -5.30%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                         Lowest Quarter Return
       (quarter ended 9/30/2009) 20.06%   (quarter ended 3/31/2009) -31.94%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Banking Fund (First Prospectus Summary) | Banking Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.94%)
Banking Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.77%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 30, 2001
Banking Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,212
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(12.80%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.76%)
Banking Fund | Advisor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(13.44%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(4.51%)
Banking Fund | Advisor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(10.68%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.45%)
Banking Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Annual Return 2001	rr_AnnualReturn2001	(2.02%)
Annual Return 2002	rr_AnnualReturn2002	(1.98%)
Annual Return 2003	rr_AnnualReturn2003	32.31%
Annual Return 2004	rr_AnnualReturn2004	13.73%
Annual Return 2005	rr_AnnualReturn2005	(3.35%)
Annual Return 2006	rr_AnnualReturn2006	10.52%
Annual Return 2007	rr_AnnualReturn2007	(27.25%)
Annual Return 2008	rr_AnnualReturn2008	(40.73%)
Annual Return 2009	rr_AnnualReturn2009	(3.60%)
Annual Return 2010	rr_AnnualReturn2010	12.76%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(12.32%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.18%)
Banking Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(12.92%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.90%)
Banking Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(10.30%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.98%)

Basic Materials Fund (First Prospectus Summary) | Basic Materials Fund
BASIC MATERIALS FUND
INVESTMENT OBJECTIVE -
The Basic Materials Fund (the "Fund") seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Basic Materials Fund	Advisor	Investor
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	none
Other Expenses	0.79%	0.54%
Total Annual Fund Operating Expenses	1.89%	1.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Basic Materials Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor	192	594	1,021	2,212
Investor	142	440	761	1,669

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 292% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Basic Materials Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
In addition, the Fund will invest to a significant extent in the securities of
Basic Materials Companies that have small to mid-sized capitalizations. Basic
Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production and transportation of metals, textiles, and wood products. The Fund may also purchase American Depositary Receipts ("ADRs")
to gain exposure to foreign Basic Materials Companies and U.S. government securities.
In an effort to ensure that the Fund is fully invested on a day-to-day basis, the
Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the basic materials sector and therefore may be concentrated in an industry or group of industries within the basic materials sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Basic Materials Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the basic materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through
June 30, 2011 is -1.12%.

Highest Quarter Return                          Lowest Quarter Return
(quarter ended 12/31/2003) 22.00%   (quarter ended 9/30/2008) -29.91%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Basic Materials Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor	Return Before Taxes	26.62%	11.73%	9.26%
Advisor After Taxes on Distributions	Return After Taxes on Distributions	26.52%	11.45%	9.02%
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	17.30%	10.06%	8.07%
Investor	Return Before Taxes	27.25%	12.29%	9.79%
Investor After Taxes on Distributions	Return After Taxes on Distributions	27.15%	12.03%	9.56%
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	17.71%	10.57%	8.57%
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	2.01%	May 3, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Basic Materials Fund (First Prospectus Summary) | Basic Materials Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BASIC MATERIALS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Basic Materials Fund (the "Fund") seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 292% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	292.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Basic Materials Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
In addition, the Fund will invest to a significant extent in the securities of
Basic Materials Companies that have small to mid-sized capitalizations. Basic
Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production and transportation of metals, textiles, and wood products. The Fund may also purchase American Depositary Receipts ("ADRs")
to gain exposure to foreign Basic Materials Companies and U.S. government securities.
In an effort to ensure that the Fund is fully invested on a day-to-day basis, the
Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the basic materials sector and therefore may be concentrated in an industry or group of industries within the basic materials sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Basic Materials Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the basic materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through
June 30, 2011 is -1.12%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
(quarter ended 12/31/2003) 22.00%   (quarter ended 9/30/2008) -29.91%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Basic Materials Fund (First Prospectus Summary) | Basic Materials Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.91%)
Basic Materials Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.01%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	May 3, 2001
Basic Materials Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,212
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.26%
Basic Materials Fund | Advisor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.02%
Basic Materials Fund | Advisor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.07%
Basic Materials Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Annual Return 2001	rr_AnnualReturn2001	(0.45%)
Annual Return 2002	rr_AnnualReturn2002	(13.58%)
Annual Return 2003	rr_AnnualReturn2003	32.53%
Annual Return 2004	rr_AnnualReturn2004	20.52%
Annual Return 2005	rr_AnnualReturn2005	3.73%
Annual Return 2006	rr_AnnualReturn2006	22.06%
Annual Return 2007	rr_AnnualReturn2007	34.76%
Annual Return 2008	rr_AnnualReturn2008	(45.61%)
Annual Return 2009	rr_AnnualReturn2009	56.84%
Annual Return 2010	rr_AnnualReturn2010	27.25%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.79%
Basic Materials Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.56%
Basic Materials Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.57%

Biotechnology Fund (First Prospectus Summary) | Biotechnology Fund
BIOTECHNOLOGY FUND
INVESTMENT OBJECTIVE -
The Biotechnology Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services
("Biotechnology Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Biotechnology Fund	Advisor	Investor
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	none
Other Expenses	0.79%	0.54%
Total Annual Fund Operating Expenses	1.89%	1.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Biotechnology Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor	192	594	1,021	2,212
Investor	142	440	761	1,669

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 337% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Biotechnology Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the
Fund will invest to a significant extent in the securities of Biotechnology Companies that have small to mid-sized capitalizations. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign
Biotechnology Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the biotechnology sector and therefore may be concentrated in an industry or group of industries within the biotechnology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Biotechnology Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the biotechnology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the
Investor Class Shares and Advisor Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through
June 30, 2011 is 17.19%.

Highest Quarter Return                         Lowest Quarter Return
(quarter ended 6/30/2003) 26.91%   (quarter ended 6/30/2002) -33.51%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Biotechnology Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor	Return Before Taxes	10.03%	3.39%	(1.39%)
Advisor After Taxes on Distributions	Return After Taxes on Distributions	10.03%	3.39%	(1.39%)
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.52%	2.91%	(1.17%)
Investor	Return Before Taxes	10.56%	3.90%	(0.90%)
Investor After Taxes on Distributions	Return After Taxes on Distributions	10.56%	3.90%	(0.90%)
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.86%	3.35%	(0.76%)
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	2.77%	Mar 30, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Biotechnology Fund (First Prospectus Summary) | Biotechnology Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BIOTECHNOLOGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Biotechnology Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services
("Biotechnology Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 337% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	337.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Biotechnology Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the
Fund will invest to a significant extent in the securities of Biotechnology Companies that have small to mid-sized capitalizations. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign
Biotechnology Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the biotechnology sector and therefore may be concentrated in an industry or group of industries within the biotechnology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Biotechnology Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the biotechnology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the
Investor Class Shares and Advisor Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through
June 30, 2011 is 17.19%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                         Lowest Quarter Return
(quarter ended 6/30/2003) 26.91%   (quarter ended 6/30/2002) -33.51%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Biotechnology Fund (First Prospectus Summary) | Biotechnology Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.51%)
Biotechnology Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.77%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 30, 2001
Biotechnology Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,212
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.39%)
Biotechnology Fund | Advisor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.39%)
Biotechnology Fund | Advisor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.17%)
Biotechnology Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Annual Return 2001	rr_AnnualReturn2001	(16.82%)
Annual Return 2002	rr_AnnualReturn2002	(45.56%)
Annual Return 2003	rr_AnnualReturn2003	46.40%
Annual Return 2004	rr_AnnualReturn2004	1.87%
Annual Return 2005	rr_AnnualReturn2005	11.73%
Annual Return 2006	rr_AnnualReturn2006	(3.07%)
Annual Return 2007	rr_AnnualReturn2007	5.69%
Annual Return 2008	rr_AnnualReturn2008	(10.51%)
Annual Return 2009	rr_AnnualReturn2009	19.46%
Annual Return 2010	rr_AnnualReturn2010	10.56%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.90%)
Biotechnology Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.90%)
Biotechnology Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.76%)

Consumer Products Fund (First Prospectus Summary) | Consumer Products Fund
CONSUMER PRODUCTS FUND
INVESTMENT OBJECTIVE -
The Consumer Products Fund (the "Fund") seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Consumer Products Fund	Advisor	Investor
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	none
Other Expenses	0.78%	0.53%
Total Annual Fund Operating Expenses	1.88%	1.38%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Consumer Products Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor	191	591	1,016	2,201
Investor	141	437	755	1,657

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, whenit buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 400% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Consumer Products Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
In addition, the Fund will invest to a significant extent in the securities of
Consumer Products Companies that have small to mid-sized capitalizations. Consumer
Products Companies include companies that manufacture wholesale or retail food, staple retail products and non-durable goods such as beverages, tobacco, household and personal care products. The Fund may also purchase American Depositary Receipts
("ADRs") to gain exposure to foreign Consumer Products Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the consumer products sector and therefore may be concentrated in an industry or group of industries within the consumer products sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Consumer Products Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the consumer products sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Consumer Products Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class
Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 11.89%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2003) 15.20%   (quarter ended 12/31/2008) -14.32%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Consumer Products Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor	Return Before Taxes	17.03%	6.58%	5.63%
Advisor After Taxes on Distributions	Return After Taxes on Distributions	9.96%	5.10%	4.80%
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	10.96%	4.80%	4.42%
Investor	Return Before Taxes	17.58%	7.09%	6.11%
Investor After Taxes on Distributions	Return After Taxes on Distributions	10.89%	5.69%	5.32%
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.33%	5.29%	4.87%
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	2.72%	Jul 24, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Consumer Products Fund (First Prospectus Summary) | Consumer Products Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	CONSUMER PRODUCTS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Consumer Products Fund (the "Fund") seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, whenit buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 400% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	400.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Consumer Products Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
In addition, the Fund will invest to a significant extent in the securities of
Consumer Products Companies that have small to mid-sized capitalizations. Consumer
Products Companies include companies that manufacture wholesale or retail food, staple retail products and non-durable goods such as beverages, tobacco, household and personal care products. The Fund may also purchase American Depositary Receipts
("ADRs") to gain exposure to foreign Consumer Products Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the consumer products sector and therefore may be concentrated in an industry or group of industries within the consumer products sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Consumer Products Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the consumer products sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Consumer Products Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class
Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 11.89%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2003) 15.20%   (quarter ended 12/31/2008) -14.32%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Consumer Products Fund (First Prospectus Summary) | Consumer Products Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.32%)
Consumer Products Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.72%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Jul 24, 2001
Consumer Products Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	191
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	591
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,016
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,201
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.63%
Consumer Products Fund | Advisor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.80%
Consumer Products Fund | Advisor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.42%
Consumer Products Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	141
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
Annual Return 2001	rr_AnnualReturn2001	(2.79%)
Annual Return 2002	rr_AnnualReturn2002	(3.58%)
Annual Return 2003	rr_AnnualReturn2003	21.65%
Annual Return 2004	rr_AnnualReturn2004	13.27%
Annual Return 2005	rr_AnnualReturn2005	(0.56%)
Annual Return 2006	rr_AnnualReturn2006	17.25%
Annual Return 2007	rr_AnnualReturn2007	11.31%
Annual Return 2008	rr_AnnualReturn2008	(23.08%)
Annual Return 2009	rr_AnnualReturn2009	19.35%
Annual Return 2010	rr_AnnualReturn2010	17.58%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.11%
Consumer Products Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.32%
Consumer Products Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.87%

Electronics Fund (First Prospectus Summary) | Electronics Fund
ELECTRONICS FUND
INVESTMENT OBJECTIVE -
The Electronics Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Electronics Fund	Advisor	Investor
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	none
Other Expenses	0.79%	0.54%
Total Annual Fund Operating Expenses	1.89%	1.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Electronics Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor	192	594	1,021	2,212
Investor	142	440	761	1,669

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 1,171%
of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Electronics Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of
Electronics Companies that have small to mid-sized capitalizations. Electronics
Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components;
equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas. The Fund may also purchase American Depositary
Receipts ("ADRs") to gain exposure to foreign Electronics Companies and U.S.
government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the electronics sector and therefore may be concentrated in an industry or group of industries within the electronics sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Electronics Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the electronics sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Investor Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the Fund as
an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 1.82%.

Highest Quarter Return                        Lowest Quarter Return
(quarter ended 12/31/2001) 36.70%   (quarter ended 9/30/2002) -38.62%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Electronics Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor	Return Before Taxes	8.07%	(1.14%)	(7.22%)
Advisor After Taxes on Distributions	Return After Taxes on Distributions	8.07%	(1.14%)	(7.22%)
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.25%	(0.96%)	(5.77%)
Investor	Return Before Taxes	8.55%	(0.68%)	(6.76%)
Investor After Taxes on Distributions	Return After Taxes on Distributions	8.55%	(0.68%)	(6.76%)
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.56%	(0.57%)	(5.43%)
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	2.84%	Mar 26, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Electronics Fund (First Prospectus Summary) | Electronics Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ELECTRONICS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Electronics Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 1,171%
of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1171.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Electronics Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of
Electronics Companies that have small to mid-sized capitalizations. Electronics
Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components;
equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas. The Fund may also purchase American Depositary
Receipts ("ADRs") to gain exposure to foreign Electronics Companies and U.S.
government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the electronics sector and therefore may be concentrated in an industry or group of industries within the electronics sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Electronics Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the electronics sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Investor Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the Fund as
an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 1.82%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                        Lowest Quarter Return
(quarter ended 12/31/2001) 36.70%   (quarter ended 9/30/2002) -38.62%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Electronics Fund (First Prospectus Summary) | Electronics Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.62%)
Electronics Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.84%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 26, 2001
Electronics Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,212
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.14%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(7.22%)
Electronics Fund | Advisor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.14%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(7.22%)
Electronics Fund | Advisor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.96%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(5.77%)
Electronics Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Annual Return 2001	rr_AnnualReturn2001	(29.31%)
Annual Return 2002	rr_AnnualReturn2002	(49.16%)
Annual Return 2003	rr_AnnualReturn2003	72.74%
Annual Return 2004	rr_AnnualReturn2004	(20.95%)
Annual Return 2005	rr_AnnualReturn2005	4.66%
Annual Return 2006	rr_AnnualReturn2006	6.42%
Annual Return 2007	rr_AnnualReturn2007	(2.17%)
Annual Return 2008	rr_AnnualReturn2008	(49.88%)
Annual Return 2009	rr_AnnualReturn2009	70.66%
Annual Return 2010	rr_AnnualReturn2010	8.55%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.68%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(6.76%)
Electronics Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.68%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(6.76%)
Electronics Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.57%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(5.43%)

Energy Fund (First Prospectus Summary) | Energy Fund
ENERGY FUND
INVESTMENT OBJECTIVE -
The Energy Fund (the "Fund") seeks to provide capital
appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Energy Fund	Advisor	Investor
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	none
Other Expenses	0.79%	0.54%
Total Annual Fund Operating Expenses	1.89%	1.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Energy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor	192	594	1,021	2,212
Investor	142	440	761	1,669

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 273% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Energy Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of Energy
Companies that have small to mid-sized capitalizations. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also purchase American Depositary
Receipts ("ADRs") to gain exposure to foreign Energy Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the energy sector and therefore may be concentrated in an industry or group of industries within the energy sector. The
Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Energy Sector Concentration Risk - To the extent that the Fund's investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of
Energy Companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares
of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 8.26%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2008) 27.59%   (quarter ended 9/30/2008) -33.92%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Energy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor	Return Before Taxes	18.78%	5.65%	8.24%
Advisor After Taxes on Distributions	Return After Taxes on Distributions	18.72%	5.33%	7.96%
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.20%	4.81%	7.21%
Investor	Return Before Taxes	19.37%	6.19%	8.78%
Investor After Taxes on Distributions	Return After Taxes on Distributions	19.32%	5.88%	8.51%
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.59%	5.28%	7.70%
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	1.96%	Apr 19, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Energy Fund (First Prospectus Summary) | Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ENERGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Energy Fund (the "Fund") seeks to provide capital
appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 273% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	273.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Energy Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of Energy
Companies that have small to mid-sized capitalizations. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also purchase American Depositary
Receipts ("ADRs") to gain exposure to foreign Energy Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the energy sector and therefore may be concentrated in an industry or group of industries within the energy sector. The
Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Energy Sector Concentration Risk - To the extent that the Fund's investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of
Energy Companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares
of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 8.26%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2008) 27.59%   (quarter ended 9/30/2008) -33.92%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Energy Fund (First Prospectus Summary) | Energy Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.92%)
Energy Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	1.96%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Apr 19, 2001
Energy Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,212
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.24%
Energy Fund | Advisor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.96%
Energy Fund | Advisor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.21%
Energy Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Annual Return 2001	rr_AnnualReturn2001	(13.12%)
Annual Return 2002	rr_AnnualReturn2002	(13.22%)
Annual Return 2003	rr_AnnualReturn2003	23.97%
Annual Return 2004	rr_AnnualReturn2004	32.49%
Annual Return 2005	rr_AnnualReturn2005	38.77%
Annual Return 2006	rr_AnnualReturn2006	11.93%
Annual Return 2007	rr_AnnualReturn2007	33.44%
Annual Return 2008	rr_AnnualReturn2008	(45.52%)
Annual Return 2009	rr_AnnualReturn2009	39.01%
Annual Return 2010	rr_AnnualReturn2010	19.37%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.78%
Energy Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.51%
Energy Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.70%

Energy Services Fund (First Prospectus Summary) | Energy Services Fund
ENERGY SERVICES FUND
INVESTMENT OBJECTIVE -
The Energy Services Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Energy Services Fund	Advisor	Investor
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	none
Other Expenses	0.79%	0.54%
Total Annual Fund Operating Expenses	1.89%	1.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Energy Services Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor	192	594	1,021	2,212
Investor	142	440	761	1,669

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 205% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Services Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the
Fund will invest to a significant extent in the securities of Energy Services
Companies that have small to mid-sized capitalizations. Energy Services Companies are engaged in one or more businesses in the energy services field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance;
companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also purchase American Depositary Receipts
("ADRs") to gain exposure to foreign Energy Services Companies and U.S.
government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the energy services sector and therefore may be concentrated in an industry or group of industries within the energy services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Energy Services Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the energy services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Investor Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in theFund. The following table shows the performance of the
Investor Class Shares and Advisor Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in thebar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 10.88%.

Highest Quarter Return                          Lowest Quarter Return
(quarter ended 6/30/2009) 31.75%   (quarter ended 12/31/2008) -47.14%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Energy Services Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor	Return Before Taxes	26.23%	5.51%	5.44%
Advisor After Taxes on Distributions	Return After Taxes on Distributions	26.23%	5.51%	5.44%
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	17.05%	4.75%	4.77%
Investor	Return Before Taxes	26.85%	6.04%	5.95%
Investor After Taxes on Distributions	Return After Taxes on Distributions	26.85%	6.04%	5.95%
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	17.45%	5.22%	5.23%
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	2.77%	Mar 30, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Energy Services Fund (First Prospectus Summary) | Energy Services Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ENERGY SERVICES FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Energy Services Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 205% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	205.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Services Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the
Fund will invest to a significant extent in the securities of Energy Services
Companies that have small to mid-sized capitalizations. Energy Services Companies are engaged in one or more businesses in the energy services field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance;
companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also purchase American Depositary Receipts
("ADRs") to gain exposure to foreign Energy Services Companies and U.S.
government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the energy services sector and therefore may be concentrated in an industry or group of industries within the energy services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Energy Services Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the energy services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Investor Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in theFund. The following table shows the performance of the
Investor Class Shares and Advisor Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in thebar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 10.88%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
(quarter ended 6/30/2009) 31.75%   (quarter ended 12/31/2008) -47.14%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Energy Services Fund (First Prospectus Summary) | Energy Services Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(47.14%)
Energy Services Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.77%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 30, 2001
Energy Services Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,212
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.44%
Energy Services Fund | Advisor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.44%
Energy Services Fund | Advisor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.77%
Energy Services Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Annual Return 2001	rr_AnnualReturn2001	(31.79%)
Annual Return 2002	rr_AnnualReturn2002	(10.36%)
Annual Return 2003	rr_AnnualReturn2003	8.69%
Annual Return 2004	rr_AnnualReturn2004	34.72%
Annual Return 2005	rr_AnnualReturn2005	48.53%
Annual Return 2006	rr_AnnualReturn2006	11.15%
Annual Return 2007	rr_AnnualReturn2007	37.36%
Annual Return 2008	rr_AnnualReturn2008	(57.59%)
Annual Return 2009	rr_AnnualReturn2009	63.24%
Annual Return 2010	rr_AnnualReturn2010	26.85%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.95%
Energy Services Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.95%
Energy Services Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.23%

Financial Services Fund (First Prospectus Summary) | Financial Services Fund
FINANCIAL SERVICES FUND
INVESTMENT OBJECTIVE -
The Financial Services Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the financial services sector
("Financial Services Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Financial Services Fund	Advisor	Investor
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	none
Other Expenses	0.79%	0.54%
Total Annual Fund Operating Expenses	1.89%	1.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Financial Services Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor	192	594	1,021	2,212
Investor	142	440	761	1,669

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 601% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Financial Services Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of Financial Services Companies that have small to mid-sized capitalizations. Financial Service Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies and real-estate investment trusts. The Fund may also purchase American Depositary Receipts
("ADRs") to gain exposure to foreign Financial Services Companies and U.S.
government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the financial services sector and therefore may be concentrated in an industry or group of industries within the financial services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Financial Services Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Financial Services Companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class
Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 0.37%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2009) 26.00%   (quarter ended 12/31/2008) -31.71%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Financial Services Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor	Return Before Taxes	14.22%	(8.06%)	(2.95%)
Advisor After Taxes on Distributions	Return After Taxes on Distributions	13.67%	(8.60%)	(3.35%)
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.22%	(6.96%)	(2.67%)
Investor	Return Before Taxes	14.78%	(7.57%)	(2.51%)
Investor After Taxes on Distributions	Return After Taxes on Distributions	14.26%	(8.09%)	(2.90%)
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.59%	(6.56%)	(2.31%)
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	1.96%	Apr 19, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Financial Services Fund (First Prospectus Summary) | Financial Services Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FINANCIAL SERVICES FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Financial Services Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the financial services sector
("Financial Services Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 601% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	601.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Financial Services Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of Financial Services Companies that have small to mid-sized capitalizations. Financial Service Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies and real-estate investment trusts. The Fund may also purchase American Depositary Receipts
("ADRs") to gain exposure to foreign Financial Services Companies and U.S.
government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the financial services sector and therefore may be concentrated in an industry or group of industries within the financial services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Financial Services Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Financial Services Companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class
Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 0.37%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2009) 26.00%   (quarter ended 12/31/2008) -31.71%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Financial Services Fund (First Prospectus Summary) | Financial Services Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.71%)
Financial Services Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	1.96%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Apr 19, 2001
Financial Services Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,212
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.06%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.95%)
Financial Services Fund | Advisor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.60%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.35%)
Financial Services Fund | Advisor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.96%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.67%)
Financial Services Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Annual Return 2001	rr_AnnualReturn2001	(12.96%)
Annual Return 2002	rr_AnnualReturn2002	(15.94%)
Annual Return 2003	rr_AnnualReturn2003	29.71%
Annual Return 2004	rr_AnnualReturn2004	17.24%
Annual Return 2005	rr_AnnualReturn2005	3.34%
Annual Return 2006	rr_AnnualReturn2006	16.10%
Annual Return 2007	rr_AnnualReturn2007	(18.89%)
Annual Return 2008	rr_AnnualReturn2008	(47.78%)
Annual Return 2009	rr_AnnualReturn2009	19.48%
Annual Return 2010	rr_AnnualReturn2010	14.78%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.57%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.51%)
Financial Services Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.09%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.90%)
Financial Services Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.56%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.31%)

Health Care Fund (First Prospectus Summary) | Health Care Fund
HEALTH CARE FUND
INVESTMENT OBJECTIVE -
The Health Care Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Health Care Fund	Advisor	Investor
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	none
Other Expenses	0.78%	0.53%
Total Annual Fund Operating Expenses	1.88%	1.38%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Health Care Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor	191	591	1,016	2,201
Investor	140	437	755	1,657

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 619% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Health Care Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
In addition, the Fund will invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health
Care Companies include pharmaceutical companies, companies involved in the research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care related products or services.
The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Health Care Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the health care sector and therefore may be concentrated in an industry or group of industries within the health care sector.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its
shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Health Care Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the health care sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies also may fluctuate widely in response to such events.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the
Investor Class Shares and Advisor Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through
June 30, 2011 is 13.60%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2003) 16.61%   (quarter ended 12/31/2008) -15.61%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Health Care Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor	Return Before Taxes	6.26%	1.75%	1.48%
Advisor After Taxes on Distributions	Return After Taxes on Distributions	6.26%	1.74%	1.48%
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.07%	1.49%	1.27%
Investor	Return Before Taxes	6.76%	2.26%	1.98%
Investor After Taxes on Distributions	Return After Taxes on Distributions	6.76%	2.26%	1.98%
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.39%	1.93%	1.70%
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	2.77%	Mar 30, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Health Care Fund (First Prospectus Summary) | Health Care Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HEALTH CARE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Health Care Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 619% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	619.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Health Care Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
In addition, the Fund will invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health
Care Companies include pharmaceutical companies, companies involved in the research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care related products or services.
The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Health Care Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the health care sector and therefore may be concentrated in an industry or group of industries within the health care sector.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its
shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Health Care Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the health care sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies also may fluctuate widely in response to such events.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the
Investor Class Shares and Advisor Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through
June 30, 2011 is 13.60%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2003) 16.61%   (quarter ended 12/31/2008) -15.61%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Health Care Fund (First Prospectus Summary) | Health Care Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.61%)
Health Care Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.77%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 30, 2001
Health Care Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	191
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	591
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,016
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,201
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.48%
Health Care Fund | Advisor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.48%
Health Care Fund | Advisor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.27%
Health Care Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
Annual Return 2001	rr_AnnualReturn2001	(12.58%)
Annual Return 2002	rr_AnnualReturn2002	(20.05%)
Annual Return 2003	rr_AnnualReturn2003	32.39%
Annual Return 2004	rr_AnnualReturn2004	6.26%
Annual Return 2005	rr_AnnualReturn2005	10.62%
Annual Return 2006	rr_AnnualReturn2006	4.70%
Annual Return 2007	rr_AnnualReturn2007	6.22%
Annual Return 2008	rr_AnnualReturn2008	(24.70%)
Annual Return 2009	rr_AnnualReturn2009	25.10%
Annual Return 2010	rr_AnnualReturn2010	6.76%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.98%
Health Care Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.98%
Health Care Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.70%

Internet Fund (First Prospectus Summary) | Internet Fund
INTERNET FUND
INVESTMENT OBJECTIVE -
The Internet Fund (the "Fund") seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet
("Internet Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Internet Fund	Advisor	Investor
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	none
Other Expenses	0.79%	0.54%
Total Annual Fund Operating Expenses	1.89%	1.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Internet Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor	192	594	1,021	2,212
Investor	142	440	761	1,669

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 291%
of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Internet Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of
Internet Companies that have small to mid-sized capitalizations. Internet
Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the
Internet or Internet related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain broad representation of the various industries in the Internet sector. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Internet
Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the
Internet sector and therefore may be concentrated in an industry or group of industries within the Internet sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Internet Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the Internet sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies also may fluctuate widely in response to such events.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the
Investor Class Shares and Advisor Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through
June 30, 2011 is 2.34%.

Highest Quarter Return                        Lowest Quarter Return
(quarter ended 12/31/2001) 39.11%   (quarter ended 9/30/2001) -44.57%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Internet Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor	Return Before Taxes	20.62%	5.45%	(3.56%)
Advisor After Taxes on Distributions	Return After Taxes on Distributions	20.62%	5.27%	(3.64%)
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	13.41%	4.57%	(3.00%)
Investor	Return Before Taxes	21.25%	5.98%	(2.99%)
Investor After Taxes on Distributions	Return After Taxes on Distributions	21.25%	5.81%	(3.07%)
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	13.81%	5.04%	(2.54%)
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	1.96%	Apr 19, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Internet Fund (First Prospectus Summary) | Internet Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNET FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Internet Fund (the "Fund") seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet
("Internet Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 291%
of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	291.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Internet Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of
Internet Companies that have small to mid-sized capitalizations. Internet
Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the
Internet or Internet related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain broad representation of the various industries in the Internet sector. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Internet
Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the
Internet sector and therefore may be concentrated in an industry or group of industries within the Internet sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Internet Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the Internet sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies also may fluctuate widely in response to such events.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the
Investor Class Shares and Advisor Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through
June 30, 2011 is 2.34%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                        Lowest Quarter Return
(quarter ended 12/31/2001) 39.11%   (quarter ended 9/30/2001) -44.57%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Internet Fund (First Prospectus Summary) | Internet Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(44.57%)
Internet Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	1.96%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Apr 19, 2001
Internet Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,212
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.56%)
Internet Fund | Advisor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.64%)
Internet Fund | Advisor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.00%)
Internet Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Annual Return 2001	rr_AnnualReturn2001	(46.13%)
Annual Return 2002	rr_AnnualReturn2002	(43.49%)
Annual Return 2003	rr_AnnualReturn2003	64.02%
Annual Return 2004	rr_AnnualReturn2004	12.89%
Annual Return 2005	rr_AnnualReturn2005	(2.03%)
Annual Return 2006	rr_AnnualReturn2006	8.23%
Annual Return 2007	rr_AnnualReturn2007	11.57%
Annual Return 2008	rr_AnnualReturn2008	(44.79%)
Annual Return 2009	rr_AnnualReturn2009	65.42%
Annual Return 2010	rr_AnnualReturn2010	21.25%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.99%)
Internet Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.07%)
Internet Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.54%)

Leisure Fund (First Prospectus Summary) | Leisure Fund
LEISURE FUND
INVESTMENT OBJECTIVE -
The Leisure Fund (the "Fund") seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Leisure Fund	Advisor	Investor
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	none
Other Expenses	0.79%	0.54%
Total Annual Fund Operating Expenses	1.89%	1.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Leisure Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor	192	594	1,021	2,212
Investor	142	440	761	1,669

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 963% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Leisure Companies that are traded in the
United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of Leisure Companies that have small to mid-sized capitalizations. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure
Companies include hotels and resorts, restaurants, casinos, radio and television broadcasting and advertising companies, motion picture production companies, entertainment software companies, toys and sporting goods manufacturers, musical recording companies, alcohol and tobacco companies, and publishing companies.
The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Leisure Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the leisure sector and therefore may be concentrated in an industry or group of industries within the leisure sector.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Leisure Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the leisure sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Leisure Companies also may fluctuate widely in response to such events.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Investor Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the Fund as
an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 8.89%.

Highest Quarter Return                         Lowest Quarter Return
(quarter ended 6/30/2009) 24.48%   (quarter ended 9/30/2001) -35.92%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Leisure Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor	Return Before Taxes	29.68%	1.04%	1.22%
Advisor After Taxes on Distributions	Return After Taxes on Distributions	29.68%	1.04%	1.22%
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	19.29%	0.89%	1.05%
Investor	Return Before Taxes	30.36%	1.53%	1.68%
Investor After Taxes on Distributions	Return After Taxes on Distributions	30.36%	1.53%	1.68%
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	19.73%	1.31%	1.45%
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	2.01%	May 3, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Leisure Fund (First Prospectus Summary) | Leisure Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LEISURE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Leisure Fund (the "Fund") seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 963% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	963.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Leisure Companies that are traded in the
United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of Leisure Companies that have small to mid-sized capitalizations. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure
Companies include hotels and resorts, restaurants, casinos, radio and television broadcasting and advertising companies, motion picture production companies, entertainment software companies, toys and sporting goods manufacturers, musical recording companies, alcohol and tobacco companies, and publishing companies.
The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Leisure Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the leisure sector and therefore may be concentrated in an industry or group of industries within the leisure sector.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Leisure Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the leisure sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Leisure Companies also may fluctuate widely in response to such events.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Investor Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the Fund as
an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 8.89%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                         Lowest Quarter Return
(quarter ended 6/30/2009) 24.48%   (quarter ended 9/30/2001) -35.92%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Leisure Fund (First Prospectus Summary) | Leisure Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.92%)
Leisure Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.01%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	May 3, 2001
Leisure Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,212
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.22%
Leisure Fund | Advisor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.22%
Leisure Fund | Advisor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.05%
Leisure Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Annual Return 2001	rr_AnnualReturn2001	(17.54%)
Annual Return 2002	rr_AnnualReturn2002	(15.31%)
Annual Return 2003	rr_AnnualReturn2003	34.35%
Annual Return 2004	rr_AnnualReturn2004	23.22%
Annual Return 2005	rr_AnnualReturn2005	(5.25%)
Annual Return 2006	rr_AnnualReturn2006	21.46%
Annual Return 2007	rr_AnnualReturn2007	(0.98%)
Annual Return 2008	rr_AnnualReturn2008	(49.31%)
Annual Return 2009	rr_AnnualReturn2009	35.75%
Annual Return 2010	rr_AnnualReturn2010	30.36%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.68%
Leisure Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.68%
Leisure Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.45%

Precious Metals Fund (First Prospectus Summary) | Precious Metals Fund
PRECIOUS METALS FUND
INVESTMENT OBJECTIVE -
The Precious Metals Fund (the "Fund") seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services
("Precious Metals Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Precious Metals Fund	Advisor	Investor
Management Fees	0.75%	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	none
Other Expenses	0.78%	0.53%
Total Annual Fund Operating Expenses	1.78%	1.28%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Precious Metals Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor	181	560	964	2,095
Investor	130	406	702	1,545

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 322% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Precious Metals Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
In addition, the Fund will invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations.
Precious metals include gold, silver, platinum and other precious metals. Precious
Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies that provide services to Precious Metals
Companies. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Precious Metals Companies and U.S. government securities.
In an effort to ensure that the Fund is fully invested on a day-to-day basis, the
Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the precious metals sector and therefore may be concentrated in an industry or group of industries within the precious metals sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Precious Metals Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the precious metals sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Precious Metals Companies also may fluctuate widely in response to such events.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the Fund as
an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund commenced operations on December 1, 1993. Advisor Class Shares of the
Fund were offered beginning August 1, 2003. The performance shown prior to
August 1, 2003 represents the performance of the Fund's Investor Class Shares adjusted to reflect Advisor Class Shares' higher expenses.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -12.32%.

Highest Quarter Return                         Lowest Quarter Return
(quarter ended 3/31/2002) 32.48%   (quarter ended 9/30/2008) -33.84%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Precious Metals Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Advisor	Return Before Taxes	37.71%	13.22%	14.29%
Advisor After Taxes on Distributions	Return After Taxes on Distributions	37.69%	13.20%	14.28%
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	24.51%	11.59%	12.77%
Investor	Return Before Taxes	38.39%	13.77%	17.42%
Investor After Taxes on Distributions	Return After Taxes on Distributions	38.37%	13.75%	17.38%
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	24.95%	12.09%	15.89%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Precious Metals Fund (First Prospectus Summary) | Precious Metals Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRECIOUS METALS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Precious Metals Fund (the "Fund") seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services
("Precious Metals Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 322% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	322.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Precious Metals Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
In addition, the Fund will invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations.
Precious metals include gold, silver, platinum and other precious metals. Precious
Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies that provide services to Precious Metals
Companies. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Precious Metals Companies and U.S. government securities.
In an effort to ensure that the Fund is fully invested on a day-to-day basis, the
Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the precious metals sector and therefore may be concentrated in an industry or group of industries within the precious metals sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Precious Metals Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the precious metals sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Precious Metals Companies also may fluctuate widely in response to such events.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the Fund as
an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund commenced operations on December 1, 1993. Advisor Class Shares of the
Fund were offered beginning August 1, 2003. The performance shown prior to
August 1, 2003 represents the performance of the Fund's Investor Class Shares adjusted to reflect Advisor Class Shares' higher expenses.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -12.32%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                         Lowest Quarter Return
(quarter ended 3/31/2002) 32.48%   (quarter ended 9/30/2008) -33.84%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Precious Metals Fund (First Prospectus Summary) | Precious Metals Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.32%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.84%)
Precious Metals Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	181
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	560
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	964
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,095
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	37.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.29%
Precious Metals Fund | Advisor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	37.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.28%
Precious Metals Fund | Advisor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.77%
Precious Metals Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,545
Annual Return 2001	rr_AnnualReturn2001	18.66%
Annual Return 2002	rr_AnnualReturn2002	48.24%
Annual Return 2003	rr_AnnualReturn2003	42.31%
Annual Return 2004	rr_AnnualReturn2004	(14.12%)
Annual Return 2005	rr_AnnualReturn2005	21.55%
Annual Return 2006	rr_AnnualReturn2006	21.57%
Annual Return 2007	rr_AnnualReturn2007	19.92%
Annual Return 2008	rr_AnnualReturn2008	(37.66%)
Annual Return 2009	rr_AnnualReturn2009	51.59%
Annual Return 2010	rr_AnnualReturn2010	38.39%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	38.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	17.42%
Precious Metals Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	38.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	17.38%
Precious Metals Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.89%

Retailing Fund (First Prospectus Summary) | Retailing Fund
RETAILING FUND
INVESTMENT OBJECTIVE -
The Retailing Fund (the "Fund") seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retailing Fund	Advisor	Investor
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	none
Other Expenses	0.79%	0.54%
Total Annual Fund Operating Expenses	1.89%	1.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Retailing Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor	192	594	1,021	2,212
Investor	142	440	761	1,669

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,062% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Retailing Companies that are traded in the
United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Retailing Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the
Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the retailing sector and therefore may be concentrated in an industry or group of industries within the retailing sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Retailing Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the retailing sector, the
Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of the Retailing Companies also may fluctuate widely in response to such events.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Investor Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the Fund as
an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 6.44%.

Highest Quarter Return                           Lowest Quarter Return
(quarter ended 12/31/2001) 20.89%   (quarter ended 12/31/2008) -24.20%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Retailing Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor	Return Before Taxes	24.40%	1.88%	2.67%
Advisor After Taxes on Distributions	Return After Taxes on Distributions	24.31%	1.86%	2.66%
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	15.86%	1.60%	2.30%
Investor	Return Before Taxes	24.73%	2.30%	3.10%
Investor After Taxes on Distributions	Return After Taxes on Distributions	24.65%	2.29%	3.10%
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	16.08%	1.96%	2.68%
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	1.95%	May 9, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Retailing Fund (First Prospectus Summary) | Retailing Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	RETAILING FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Retailing Fund (the "Fund") seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,062% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1062.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Retailing Companies that are traded in the
United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Retailing Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the
Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the retailing sector and therefore may be concentrated in an industry or group of industries within the retailing sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Retailing Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the retailing sector, the
Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of the Retailing Companies also may fluctuate widely in response to such events.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Investor Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the Fund as
an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 6.44%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                           Lowest Quarter Return
(quarter ended 12/31/2001) 20.89%   (quarter ended 12/31/2008) -24.20%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Retailing Fund (First Prospectus Summary) | Retailing Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.20%)
Retailing Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	1.95%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	May 9, 2001
Retailing Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,212
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.67%
Retailing Fund | Advisor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.66%
Retailing Fund | Advisor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.30%
Retailing Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Annual Return 2001	rr_AnnualReturn2001	3.23%
Annual Return 2002	rr_AnnualReturn2002	(23.44%)
Annual Return 2003	rr_AnnualReturn2003	33.85%
Annual Return 2004	rr_AnnualReturn2004	9.33%
Annual Return 2005	rr_AnnualReturn2005	4.76%
Annual Return 2006	rr_AnnualReturn2006	9.32%
Annual Return 2007	rr_AnnualReturn2007	(12.68%)
Annual Return 2008	rr_AnnualReturn2008	(33.72%)
Annual Return 2009	rr_AnnualReturn2009	41.96%
Annual Return 2010	rr_AnnualReturn2010	24.73%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.10%
Retailing Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.10%
Retailing Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.68%

Technology Fund (First Prospectus Summary) | Technology Fund
TECHNOLOGY FUND
INVESTMENT OBJECTIVE -
The Technology Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Technology Fund	Advisor	Investor
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	none
Other Expenses	0.78%	0.54%
Total Annual Fund Operating Expenses	1.88%	1.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Technology Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor	191	591	1,016	2,201
Investor	142	440	761	1,669

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 393% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Technology Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
In addition, the Fund will invest to a significant extent in the securities of Technology Companies that have small to mid-sized capitalizations.
Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics and communications sectors. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign
Technology Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the technology sector and therefore may be concentrated in an industry or group of industries within the technology sector.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Technology Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the
Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies also may fluctuate widely in response to such events.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the
Investor Class Shares and Advisor Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 2.11%.

Highest Quarter Return                        Lowest Quarter Return
(quarter ended 12/31/2001) 32.67%   (quarter ended 9/30/2001) -36.26%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Technology Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor	Return Before Taxes	12.21%	2.22%	(2.85%)
Advisor After Taxes on Distributions	Return After Taxes on Distributions	12.21%	2.22%	(2.86%)
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.94%	1.90%	(2.38%)
Investor	Return Before Taxes	12.77%	2.75%	(2.45%)
Investor After Taxes on Distributions	Return After Taxes on Distributions	12.77%	2.75%	(2.46%)
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.30%	2.35%	(2.05%)
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	2.09%	Apr 18, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Technology Fund (First Prospectus Summary) | Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TECHNOLOGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Technology Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 393% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	393.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Technology Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
In addition, the Fund will invest to a significant extent in the securities of Technology Companies that have small to mid-sized capitalizations.
Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics and communications sectors. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign
Technology Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the technology sector and therefore may be concentrated in an industry or group of industries within the technology sector.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Technology Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the
Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies also may fluctuate widely in response to such events.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the
Investor Class Shares and Advisor Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 2.11%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                        Lowest Quarter Return
(quarter ended 12/31/2001) 32.67%   (quarter ended 9/30/2001) -36.26%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Technology Fund (First Prospectus Summary) | Technology Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.26%)
Technology Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.09%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Apr 18, 2001
Technology Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	191
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	591
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,016
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,201
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.85%)
Technology Fund | Advisor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.86%)
Technology Fund | Advisor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.38%)
Technology Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Annual Return 2001	rr_AnnualReturn2001	(29.14%)
Annual Return 2002	rr_AnnualReturn2002	(40.38%)
Annual Return 2003	rr_AnnualReturn2003	57.16%
Annual Return 2004	rr_AnnualReturn2004	0.18%
Annual Return 2005	rr_AnnualReturn2005	2.48%
Annual Return 2006	rr_AnnualReturn2006	6.40%
Annual Return 2007	rr_AnnualReturn2007	12.10%
Annual Return 2008	rr_AnnualReturn2008	(45.36%)
Annual Return 2009	rr_AnnualReturn2009	55.84%
Annual Return 2010	rr_AnnualReturn2010	12.77%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.45%)
Technology Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.46%)
Technology Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.05%)

Telecommunications Fund (First Prospectus Summary) | Telecommunications Fund
TELECOMMUNICATIONS FUND
INVESTMENT OBJECTIVE -
The Telecommunications Fund (the "Fund") seeks to provide
capital appreciation by investing in companies engaged in
the development, manufacture, or sale of communications
services or communications equipment ("Telecommunications
Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Telecommunications Fund	Advisor	Investor
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	none
Other Expenses	0.78%	0.54%
Total Annual Fund Operating Expenses	1.88%	1.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Telecommunications Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor	191	591	1,016	2,201
Investor	142	440	761	1,669

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,008% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Telecommunications Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
In addition, the Fund will invest to a significant extent in the securities of
Telecommunications Companies that have small to mid-sized capitalizations.
Telecommunications Companies include traditional and wireless telephone services or equipment providers, Internet equipment and service providers, and fiber-optics.
The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Telecommunications Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the telecommunications sector and therefore may be concentrated in an industry or group of industries within the telecommunications sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Telecommunications Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the telecommunications sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of the
Telecommunications Companies also may fluctuate widely in response to such events.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of theInvestor Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the Fund as
an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -2.66%.

Highest Quarter Return                          Lowest Quarter Return
(quarter ended 12/31/2002) 36.36%   (quarter ended 3/31/2001) -32.86%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Telecommunications Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor	Return Before Taxes	14.71%	0.73%	(7.49%)
Advisor After Taxes on Distributions	Return After Taxes on Distributions	14.47%	0.20%	(7.84%)
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.55%	0.29%	(6.16%)
Investor	Return Before Taxes	15.13%	1.20%	(7.12%)
Investor After Taxes on Distributions	Return After Taxes on Distributions	14.91%	0.70%	(7.45%)
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.83%	0.70%	(5.88%)
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	2.09%	Apr 18, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Telecommunications Fund (First Prospectus Summary) | Telecommunications Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TELECOMMUNICATIONS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Telecommunications Fund (the "Fund") seeks to provide
capital appreciation by investing in companies engaged in
the development, manufacture, or sale of communications
services or communications equipment ("Telecommunications
Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,008% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1008.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Telecommunications Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
In addition, the Fund will invest to a significant extent in the securities of
Telecommunications Companies that have small to mid-sized capitalizations.
Telecommunications Companies include traditional and wireless telephone services or equipment providers, Internet equipment and service providers, and fiber-optics.
The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Telecommunications Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the telecommunications sector and therefore may be concentrated in an industry or group of industries within the telecommunications sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Telecommunications Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the telecommunications sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of the
Telecommunications Companies also may fluctuate widely in response to such events.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of theInvestor Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the Fund as
an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -2.66%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
(quarter ended 12/31/2002) 36.36%   (quarter ended 3/31/2001) -32.86%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Telecommunications Fund (First Prospectus Summary) | Telecommunications Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.86%)
Telecommunications Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.09%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Apr 18, 2001
Telecommunications Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	191
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	591
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,016
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,201
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(7.49%)
Telecommunications Fund | Advisor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(7.84%)
Telecommunications Fund | Advisor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(6.16%)
Telecommunications Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Annual Return 2001	rr_AnnualReturn2001	(46.82%)
Annual Return 2002	rr_AnnualReturn2002	(43.04%)
Annual Return 2003	rr_AnnualReturn2003	31.78%
Annual Return 2004	rr_AnnualReturn2004	13.26%
Annual Return 2005	rr_AnnualReturn2005	(0.38%)
Annual Return 2006	rr_AnnualReturn2006	19.06%
Annual Return 2007	rr_AnnualReturn2007	9.38%
Annual Return 2008	rr_AnnualReturn2008	(45.19%)
Annual Return 2009	rr_AnnualReturn2009	29.17%
Annual Return 2010	rr_AnnualReturn2010	15.13%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(7.12%)
Telecommunications Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(7.45%)
Telecommunications Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(5.88%)

Transportation Fund (First Prospectus Summary) | Transportation Fund
TRANSPORTATION FUND
INVESTMENT OBJECTIVE -
The Transportation Fund (the "Fund") seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment
("Transportation Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Transportation Fund	Advisor	Investor
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	none
Other Expenses	0.79%	0.53%
Total Annual Fund Operating Expenses	1.89%	1.38%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Transportation Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor	192	594	1,021	2,212
Investor	140	437	755	1,657

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,217% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Transportation Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the
Fund will invest to a significant extent in the securities of Transportation Companies that have small to mid-sized capitalizations. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers; parts suppliers; and
companies involved in leasing, maintenance, and transportation-related services. The
Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign
Transportation Companies and U.S. government securities. In an effort to ensure that the
Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the transportation sector and therefore may be concentrated in an industry or group of industries within the transportation sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fundis subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Transportation Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the transportation sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation
Companies also may fluctuate widely in response to such events.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Investor Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the Fund as
an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 3.59%.

Highest Quarter Return                          Lowest Quarter Return
(quarter ended 12/31/2001) 19.70%   (quarter ended 3/31/2009) -24.32%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Transportation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor	Return Before Taxes	23.59%	0.50%	2.76%
Advisor After Taxes on Distributions	Return After Taxes on Distributions	23.59%	0.45%	2.73%
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	15.33%	0.40%	2.37%
Investor	Return Before Taxes	24.15%	0.98%	3.22%
Investor After Taxes on Distributions	Return After Taxes on Distributions	24.15%	0.93%	3.19%
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	15.70%	0.81%	2.77%
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	2.01%	May 14, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Transportation Fund (First Prospectus Summary) | Transportation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TRANSPORTATION FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Transportation Fund (the "Fund") seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment
("Transportation Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,217% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1217.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Transportation Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the
Fund will invest to a significant extent in the securities of Transportation Companies that have small to mid-sized capitalizations. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers; parts suppliers; and
companies involved in leasing, maintenance, and transportation-related services. The
Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign
Transportation Companies and U.S. government securities. In an effort to ensure that the
Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the transportation sector and therefore may be concentrated in an industry or group of industries within the transportation sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fundis subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Transportation Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the transportation sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation
Companies also may fluctuate widely in response to such events.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Investor Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the Fund as
an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 3.59%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
(quarter ended 12/31/2001) 19.70%   (quarter ended 3/31/2009) -24.32%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Transportation Fund (First Prospectus Summary) | Transportation Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.32%)
Transportation Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.01%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	May 14, 2001
Transportation Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,212
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.76%
Transportation Fund | Advisor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.73%
Transportation Fund | Advisor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.37%
Transportation Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
Annual Return 2001	rr_AnnualReturn2001	(3.48%)
Annual Return 2002	rr_AnnualReturn2002	(13.01%)
Annual Return 2003	rr_AnnualReturn2003	18.56%
Annual Return 2004	rr_AnnualReturn2004	21.83%
Annual Return 2005	rr_AnnualReturn2005	7.78%
Annual Return 2006	rr_AnnualReturn2006	7.41%
Annual Return 2007	rr_AnnualReturn2007	(8.84%)
Annual Return 2008	rr_AnnualReturn2008	(25.14%)
Annual Return 2009	rr_AnnualReturn2009	15.37%
Annual Return 2010	rr_AnnualReturn2010	24.15%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.22%
Transportation Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.19%
Transportation Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.77%

Utilities Fund (First Prospectus Summary) | Utilities Fund
UTILITIES FUND
INVESTMENT OBJECTIVE -
The Utilities Fund (the "Fund") seeks to provide capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Utilities Fund	Advisor	Investor
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	none
Other Expenses	0.77%	0.52%
Total Annual Fund Operating Expenses	1.87%	1.37%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Utilities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor	190	588	1,011	2,190
Investor	139	434	750	1,646

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 800% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Utilities Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
In addition, the Fund will invest to a significant extent in the securities of Utilities Companies that have small to mid-sized capitalizations. Utilities
Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy;
water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign
Utilities Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the utilities sector and therefore may be concentrated in an industry or group of industries within the utilities sector.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Utilities Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the utilities sector, the
Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies also may fluctuate widely in response to such events.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through
June 30, 2011 is 10.74%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2003) 20.39%   (quarter ended 9/30/2002) -23.13%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Utilities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor	Return Before Taxes	6.31%	3.09%	(0.68%)
Advisor After Taxes on Distributions	Return After Taxes on Distributions	3.89%	1.94%	(1.86%)
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.07%	1.99%	(1.29%)
Investor	Return Before Taxes	6.87%	3.61%	(0.15%)
Investor After Taxes on Distributions	Return After Taxes on Distributions	4.59%	2.52%	(1.30%)
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.44%	2.46%	(0.84%)
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	1.97%	Apr 27, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Utilities Fund (First Prospectus Summary) | Utilities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	UTILITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Utilities Fund (the "Fund") seeks to provide capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 800% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	800.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Utilities Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
In addition, the Fund will invest to a significant extent in the securities of Utilities Companies that have small to mid-sized capitalizations. Utilities
Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy;
water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign
Utilities Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the utilities sector and therefore may be concentrated in an industry or group of industries within the utilities sector.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Utilities Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the utilities sector, the
Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies also may fluctuate widely in response to such events.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through
June 30, 2011 is 10.74%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2003) 20.39%   (quarter ended 9/30/2002) -23.13%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Utilities Fund (First Prospectus Summary) | Utilities Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.13%)
Utilities Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	1.97%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Apr 27, 2001
Utilities Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	190
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	588
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,011
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,190
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.68%)
Utilities Fund | Advisor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.86%)
Utilities Fund | Advisor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.29%)
Utilities Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,646
Annual Return 2001	rr_AnnualReturn2001	(24.33%)
Annual Return 2002	rr_AnnualReturn2002	(32.37%)
Annual Return 2003	rr_AnnualReturn2003	25.41%
Annual Return 2004	rr_AnnualReturn2004	16.64%
Annual Return 2005	rr_AnnualReturn2005	10.17%
Annual Return 2006	rr_AnnualReturn2006	20.38%
Annual Return 2007	rr_AnnualReturn2007	13.20%
Annual Return 2008	rr_AnnualReturn2008	(28.09%)
Annual Return 2009	rr_AnnualReturn2009	14.03%
Annual Return 2010	rr_AnnualReturn2010	6.87%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.15%)
Utilities Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.30%)
Utilities Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.84%)

Europe 1.25x Strategy Fund (First Prospectus Summary) | Europe 1.25x Strategy Fund
EUROPE 1.25x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Europe 1.25x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from 1.25x of the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., 1.25x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking leveraged investment results, and
(c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the
Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 125% of the fair value of the STOXX 50® Index (the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Europe 1.25x Strategy Fund H-Class Shares
Management Fees	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.69%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Europe 1.25x Strategy Fund H-Class Shares	172	533	918	1,998

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 515% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The STOXX 50® Index is a capitalization-weighted index composed of 50 European blue chip stocks consisting of capitalizations ranging from  $24.17 billion to  $235.31 billion as of June 30,
2011. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors.
Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts ("ADRs") to gain exposure to the underlying index. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 125% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 125% of the performance of the underlying index.

Index Performance                     Annualized Volatility
1x          1.25x         10%        25%        50%        75%        100%
-60%             -75%       -68%       -68%       -69%       -71%       -73%
-50%             -63%       -58%       -58%       -60%       -62%       -64%
-40%             -50%       -47%       -48%       -49%       -52%       -54%
-30%             -38%       -36%       -37%       -39%       -41%       -45%
-20%             -25%       -25%       -26%       -27%       -31%       -36%
-10%             -13%       -12%       -13%       -16%       -20%       -25%
  0%               0%         0%        -1%        -4%        -8%       -15%
 10%              13%        12%        12%         9%         4%        -4%
 20%              25%        25%        25%        20%        17%         8%
 30%              38%        38%        38%        33%        27%        18%
 40%              50%        52%        51%        46%        40%        29%
 50%              63%        65%        64%        60%        53%        41%
 60%              75%        80%        78%        73%        65%        54%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 22.91%. The underlying index's highest one-year volatility rate during the five year period is 37.72%. The underlying index's annualized performance for the five year period ended June 30, 2011 is -2.98%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Geographic Concentration in Europe Risk - Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the NAV of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the
European Economic and Monetary Union (EMU).

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Status as a Regulated Investment Company Risk - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the H-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 10.61%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2009) 34.73%   (quarter ended 12/31/2008) -33.31%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Europe 1.25x Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
H-Class Shares	Return Before Taxes	(11.44%)	(5.85%)	(4.12%)
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(11.44%)	(6.11%)	(4.55%)
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(7.43%)	(4.95%)	(3.57%)
STOXX 50�� Index	STOXX 50�� Index (reflects no deduction for fees, expenses or taxes)	(3.56%)	0.68%	0.75%	4.08%	Mar 31, 2004	2.02%	May 10, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Europe 1.25x Strategy Fund (First Prospectus Summary) | Europe 1.25x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	EUROPE 1.25x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Europe 1.25x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from 1.25x of the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., 1.25x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking leveraged investment results, and
(c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the
Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 125% of the fair value of the STOXX 50® Index (the "underlying index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 515% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	515.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The STOXX 50® Index is a capitalization-weighted index composed of 50 European blue chip stocks consisting of capitalizations ranging from  $24.17 billion to  $235.31 billion as of June 30,
2011. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors.
Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts ("ADRs") to gain exposure to the underlying index. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 125% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 125% of the performance of the underlying index.

Index Performance                     Annualized Volatility
1x          1.25x         10%        25%        50%        75%        100%
-60%             -75%       -68%       -68%       -69%       -71%       -73%
-50%             -63%       -58%       -58%       -60%       -62%       -64%
-40%             -50%       -47%       -48%       -49%       -52%       -54%
-30%             -38%       -36%       -37%       -39%       -41%       -45%
-20%             -25%       -25%       -26%       -27%       -31%       -36%
-10%             -13%       -12%       -13%       -16%       -20%       -25%
  0%               0%         0%        -1%        -4%        -8%       -15%
 10%              13%        12%        12%         9%         4%        -4%
 20%              25%        25%        25%        20%        17%         8%
 30%              38%        38%        38%        33%        27%        18%
 40%              50%        52%        51%        46%        40%        29%
 50%              63%        65%        64%        60%        53%        41%
 60%              75%        80%        78%        73%        65%        54%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 22.91%. The underlying index's highest one-year volatility rate during the five year period is 37.72%. The underlying index's annualized performance for the five year period ended June 30, 2011 is -2.98%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Geographic Concentration in Europe Risk - Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the NAV of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the
European Economic and Monetary Union (EMU).

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Status as a Regulated Investment Company Risk - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the H-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 10.61%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2009) 34.73%   (quarter ended 12/31/2008) -33.31%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Europe 1.25x Strategy Fund (First Prospectus Summary) | Europe 1.25x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.31%)
Europe 1.25x Strategy Fund | STOXX 50�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	STOXX 50�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.56%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.02%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	May 10, 2001
Europe 1.25x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	172
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	533
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,998
Annual Return 2001	rr_AnnualReturn2001	(29.67%)
Annual Return 2002	rr_AnnualReturn2002	(28.94%)
Annual Return 2003	rr_AnnualReturn2003	42.77%
Annual Return 2004	rr_AnnualReturn2004	16.65%
Annual Return 2005	rr_AnnualReturn2005	6.66%
Annual Return 2006	rr_AnnualReturn2006	29.20%
Annual Return 2007	rr_AnnualReturn2007	13.05%
Annual Return 2008	rr_AnnualReturn2008	(56.13%)
Annual Return 2009	rr_AnnualReturn2009	30.35%
Annual Return 2010	rr_AnnualReturn2010	(11.44%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.44%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.85%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(4.12%)
Europe 1.25x Strategy Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.44%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.11%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(4.55%)
Europe 1.25x Strategy Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.43%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.95%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.57%)

Japan 2x Strategy Fund (First Prospectus Summary) | Japan 2x Strategy Fund
JAPAN 2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Japan 2x Strategy Fund (the "Fund")
is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking leveraged investment results, and
(c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the
Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Japan 2x Strategy Fund H-Class Shares
Management Fees	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.54%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Japan 2x Strategy Fund H-Class Shares	157	486	839	1,834

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The Nikkei 225 Stock
Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange that are selected to be both highly liquid and representative of Japan's industrial structure. As of June 30,
2011, the Nikkei 225 Stock Average included companies with small, medium and large capitalizations ranging from  $317.88 million to  $128.13 billion. Certain of the
Fund's derivative investments may be traded in the over-the-counter ("OTC") market.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in
American Depositary Receipts ("ADRs") to gain exposure to the underlying index. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance                     Annualized Volatility
1x           2x           10%        25%        50%        75%        100%
-60%            -120%       -84%       -85%       -88%       -91%       -94%
-50%            -100%       -75%       -77%       -81%       -86%       -91%
-40%             -80%       -65%       -66%       -72%       -80%       -87%
-30%             -60%       -52%       -54%       -62%       -72%       -82%
-20%             -40%       -37%       -41%       -49%       -64%       -78%
-10%             -20%       -20%       -24%       -37%       -55%       -71%
  0%               0%        -1%        -5%       -22%       -43%       -65%
 10%              20%        19%        14%        -5%       -31%       -58%
 20%              40%        42%        36%        11%       -15%       -47%
 30%              60%        67%        59%        32%        -3%       -38%
 40%              80%        93%        84%        52%        11%       -28%
 50%             100%       122%       111%        76%        28%       -20%
 60%             120%       154%       140%       100%        44%       -10%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 18.45%. The underlying index's highest one-year volatility rate during the five year period is 33.31%. The underlying index's annualized performance for the five year period ended June 30, 2011 is -2.17%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Geographic Concentration in Japan Risk - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Status as a Regulated Investment Company Risk - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Effective May 1, 2009, the Fund changed comparative benchmarks from the Topix 100 Index to the Nikkei 225
Stock Average. This change occurred as a result of the Fund's change in name and investment strategy. Prior to May 1, 2009, the Fund's investment strategy sought to provide 125% exposure to the Topix 100 Index; therefore, the performance and average annual total returns shown below for periods prior to May 1, 2009 may have differed had the Fund's current investment strategy, which seeks to provide 200% exposure to the Nikkei 225 Stock Average, been in effect during those periods. The Nikkei 225
Stock Average more appropriately reflects the Fund's investment universe. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -6.80%.

Highest Quarter Return                          Lowest Quarter Return
(quarter ended 06/30/2009) 44.17%   (quarter ended 3/31/2009) -33.01%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Japan 2x Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
H-Class Shares	Return Before Taxes	12.96%	(11.97%)	Feb 22, 2008
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	12.96%	(11.98%)	Feb 22, 2008
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.42%	(9.99%)	Feb 22, 2008
Nikkei 225 Stock Average	Nikkei 225 Stock Average (reflects no deduction for fees, expenses or taxes)	9.61%	(0.33%)	Feb 22, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Japan 2x Strategy Fund (First Prospectus Summary) | Japan 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	JAPAN 2x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Japan 2x Strategy Fund (the "Fund")
is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking leveraged investment results, and
(c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the
Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The Nikkei 225 Stock
Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange that are selected to be both highly liquid and representative of Japan's industrial structure. As of June 30,
2011, the Nikkei 225 Stock Average included companies with small, medium and large capitalizations ranging from  $317.88 million to  $128.13 billion. Certain of the
Fund's derivative investments may be traded in the over-the-counter ("OTC") market.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in
American Depositary Receipts ("ADRs") to gain exposure to the underlying index. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance                     Annualized Volatility
1x           2x           10%        25%        50%        75%        100%
-60%            -120%       -84%       -85%       -88%       -91%       -94%
-50%            -100%       -75%       -77%       -81%       -86%       -91%
-40%             -80%       -65%       -66%       -72%       -80%       -87%
-30%             -60%       -52%       -54%       -62%       -72%       -82%
-20%             -40%       -37%       -41%       -49%       -64%       -78%
-10%             -20%       -20%       -24%       -37%       -55%       -71%
  0%               0%        -1%        -5%       -22%       -43%       -65%
 10%              20%        19%        14%        -5%       -31%       -58%
 20%              40%        42%        36%        11%       -15%       -47%
 30%              60%        67%        59%        32%        -3%       -38%
 40%              80%        93%        84%        52%        11%       -28%
 50%             100%       122%       111%        76%        28%       -20%
 60%             120%       154%       140%       100%        44%       -10%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 18.45%. The underlying index's highest one-year volatility rate during the five year period is 33.31%. The underlying index's annualized performance for the five year period ended June 30, 2011 is -2.17%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Geographic Concentration in Japan Risk - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Status as a Regulated Investment Company Risk - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Effective May 1, 2009, the Fund changed comparative benchmarks from the Topix 100 Index to the Nikkei 225
Stock Average. This change occurred as a result of the Fund's change in name and investment strategy. Prior to May 1, 2009, the Fund's investment strategy sought to provide 125% exposure to the Topix 100 Index; therefore, the performance and average annual total returns shown below for periods prior to May 1, 2009 may have differed had the Fund's current investment strategy, which seeks to provide 200% exposure to the Nikkei 225 Stock Average, been in effect during those periods. The Nikkei 225
Stock Average more appropriately reflects the Fund's investment universe. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -6.80%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
(quarter ended 06/30/2009) 44.17%   (quarter ended 3/31/2009) -33.01%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Japan 2x Strategy Fund (First Prospectus Summary) | Japan 2x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.80%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	44.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.01%)
Japan 2x Strategy Fund | Nikkei 225 Stock Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Nikkei 225 Stock Average (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.33%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 2008
Japan 2x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,834
Annual Return 2009	rr_AnnualReturn2009	14.20%
Annual Return 2010	rr_AnnualReturn2010	12.96%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(11.97%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 2008
Japan 2x Strategy Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(11.98%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 2008
Japan 2x Strategy Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(9.99%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 2008

Emerging Markets 2x Strategy Fund (First Prospectus Summary) | Emerging Markets 2x Strategy Fund
EMERGING MARKETS 2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Emerging Markets 2x Strategy Fund
(the "Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The
Fund's current benchmark is 200% of the performance of the BNY Mellon Emerging
Markets 50 ADR Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Emerging Markets 2x Strategy Fund H-Class Shares
Management Fees	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%
Other Expenses	0.70%
Total Annual Fund Operating Expenses	1.85%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Emerging Markets 2x Strategy Fund H-Class Shares	188	582	1,001	2,169

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund invests principally in securities of companies included in the underlying index and in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.
Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Fund also may invest in exchange-traded funds ("ETFs") that provide exposure to emerging market countries and in American
Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least
80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The BNY Mellon
Emerging Markets 50 ADR Index is a capitalization weighted index comprised of the
50 largest emerging market based ADRs having a free-float market capitalization ranging from approximately  $5.97 billion to over  $302.11 billion as of June 30, 2011.
Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.
To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance                     Annualized Volatility
1x           2x           10%        25%        50%        75%        100%
-60%            -120%       -84%       -85%       -88%       -91%       -94%
-50%            -100%       -75%       -77%       -81%       -86%       -91%
-40%             -80%       -65%       -66%       -72%       -80%       -87%
-30%             -60%       -52%       -54%       -62%       -72%       -82%
-20%             -40%       -37%       -41%       -49%       -64%       -78%
-10%             -20%       -20%       -24%       -37%       -55%       -71%
  0%                 0%        -1%        -5%       -22%       -43%       -65%
 10%               20%        19%        14%        -5%       -31%       -58%
 20%               40%        42%        36%        11%       -15%       -47%
 30%               60%        67%        59%        32%        -3%       -38%
 40%               80%        93%        84%        52%        11%       -28%
 50%              100%       122%       111%        76%        28%       -20%
 60%              120%       154%       140%       100%        44%       -10%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 27.19%. The underlying index's highest one-year volatility rate during the five year period is 43.74%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 10.74%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment in Investment Companies Risk - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Status as a Regulated Investment Company Risk - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and does not have a full calendar year of performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Emerging Markets 2x Strategy Fund (First Prospectus Summary) | Emerging Markets 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	EMERGING MARKETS 2x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Emerging Markets 2x Strategy Fund
(the "Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The
Fund's current benchmark is 200% of the performance of the BNY Mellon Emerging
Markets 50 ADR Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests principally in securities of companies included in the underlying index and in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.
Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Fund also may invest in exchange-traded funds ("ETFs") that provide exposure to emerging market countries and in American
Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least
80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The BNY Mellon
Emerging Markets 50 ADR Index is a capitalization weighted index comprised of the
50 largest emerging market based ADRs having a free-float market capitalization ranging from approximately  $5.97 billion to over  $302.11 billion as of June 30, 2011.
Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.
To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance                     Annualized Volatility
1x           2x           10%        25%        50%        75%        100%
-60%            -120%       -84%       -85%       -88%       -91%       -94%
-50%            -100%       -75%       -77%       -81%       -86%       -91%
-40%             -80%       -65%       -66%       -72%       -80%       -87%
-30%             -60%       -52%       -54%       -62%       -72%       -82%
-20%             -40%       -37%       -41%       -49%       -64%       -78%
-10%             -20%       -20%       -24%       -37%       -55%       -71%
  0%                 0%        -1%        -5%       -22%       -43%       -65%
 10%               20%        19%        14%        -5%       -31%       -58%
 20%               40%        42%        36%        11%       -15%       -47%
 30%               60%        67%        59%        32%        -3%       -38%
 40%               80%        93%        84%        52%        11%       -28%
 50%              100%       122%       111%        76%        28%       -20%
 60%              120%       154%       140%       100%        44%       -10%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 27.19%. The underlying index's highest one-year volatility rate during the five year period is 43.74%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 10.74%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment in Investment Companies Risk - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Status as a Regulated Investment Company Risk - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and does not have a full calendar year of performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	however, the Fund is new and does not have a full calendar year of performance history.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Emerging Markets 2x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	188
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,169

Inverse Emerging Markets 2x Strategy Fund (First Prospectus Summary) | Inverse Emerging Markets 2x Strategy Fund
INVERSE EMERGING MARKETS 2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Emerging Markets 2x Strategy
Fund (the "Fund") is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, as result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results,
(c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200%
of the inverse (opposite) of the performance of the BNY Mellon Emerging Markets 50 ADR Index
(the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Inverse Emerging Markets 2x Strategy Fund H-Class Shares
Management Fees	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%
Other Expenses	0.70%
Total Annual Fund Operating Expenses	1.85%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Inverse Emerging Markets 2x Strategy Fund H-Class Shares	188	582	1,001	2,169

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the
Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund also may invest in exchange-traded funds ("ETFs") that provide exposure to emerging market countries and in American Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the
Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The BNY Mellon
Emerging Markets 50 ADR Index is a capitalization weighted index comprised of the 50 largest emerging market based ADRs having a free-float market capitalization ranging from approximately  $5.97 billion to over  $302.11 billion as of June 30, 2011. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold
U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

Index Performance                      Annualized Volatility
1x           -2x           1x         -2x         1x         -2x         1x
-60%             120%       -60%        120%       -60%        120%       -60%
-50%             100%       -50%        100%       -50%        100%       -50%
-40%              80%       -40%         80%       -40%         80%       -40%
-30%              60%       -30%         60%       -30%         60%       -30%
-20%              40%       -20%         40%       -20%         40%       -20%
-10%              20%       -10%         20%       -10%         20%       -10%
  0%               0%         0%          0%         0%          0%         0%
 10%             -20%        10%        -20%        10%        -20%        10%
 20%             -40%        20%        -40%        20%        -40%        20%
 30%             -60%        30%        -60%        30%        -60%        30%
 40%             -80%        40%        -80%        40%        -80%        40%
 50%            -100%        50%       -100%        50%       -100%        50%
 60%            -120%        60%       -120%        60%       -120%        60%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 27.19%. The underlying index's highest one-year volatility rate during the five year period is 43.74%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 10.74%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment in Investment Companies Risk - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Status as a Regulated Investment Company Risk - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and does not have a full calendar year of performance history. Of course, once the
Fund has performance for a full calendar year, this past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Inverse Emerging Markets 2x Strategy Fund (First Prospectus Summary) | Inverse Emerging Markets 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INVERSE EMERGING MARKETS 2x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Emerging Markets 2x Strategy
Fund (the "Fund") is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, as result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results,
(c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200%
of the inverse (opposite) of the performance of the BNY Mellon Emerging Markets 50 ADR Index
(the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the
Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund also may invest in exchange-traded funds ("ETFs") that provide exposure to emerging market countries and in American Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the
Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The BNY Mellon
Emerging Markets 50 ADR Index is a capitalization weighted index comprised of the 50 largest emerging market based ADRs having a free-float market capitalization ranging from approximately  $5.97 billion to over  $302.11 billion as of June 30, 2011. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold
U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

Index Performance                      Annualized Volatility
1x           -2x           1x         -2x         1x         -2x         1x
-60%             120%       -60%        120%       -60%        120%       -60%
-50%             100%       -50%        100%       -50%        100%       -50%
-40%              80%       -40%         80%       -40%         80%       -40%
-30%              60%       -30%         60%       -30%         60%       -30%
-20%              40%       -20%         40%       -20%         40%       -20%
-10%              20%       -10%         20%       -10%         20%       -10%
  0%               0%         0%          0%         0%          0%         0%
 10%             -20%        10%        -20%        10%        -20%        10%
 20%             -40%        20%        -40%        20%        -40%        20%
 30%             -60%        30%        -60%        30%        -60%        30%
 40%             -80%        40%        -80%        40%        -80%        40%
 50%            -100%        50%       -100%        50%       -100%        50%
 60%            -120%        60%       -120%        60%       -120%        60%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 27.19%. The underlying index's highest one-year volatility rate during the five year period is 43.74%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 10.74%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment in Investment Companies Risk - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Status as a Regulated Investment Company Risk - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and does not have a full calendar year of performance history. Of course, once the
Fund has performance for a full calendar year, this past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	however, the Fund is new and does not have a full calendar year of performance history.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Inverse Emerging Markets 2x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	188
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,169

Strengthening Dollar 2x Strategy Fund (First Prospectus Summary) | Strengthening Dollar 2x Strategy Fund
STRENGTHENING DOLLAR 2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Strengthening Dollar 2x Strategy Fund
(the "Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not match or correlate to the performance of the Fund's benchmark (as defined below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index®
(the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Strengthening Dollar 2x Strategy Fund H-Class Shares
Management Fees	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%
Other Expenses	0.57%
Total Annual Fund Operating Expenses	1.72%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Strengthening Dollar 2x Strategy Fund H-Class Shares	175	542	933	2,030

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, securities indices, and futures contracts. Investing in derivative instruments enables the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. The U.S. Dollar Index® measures the performance of the U.S. Dollar against a basket of foreign currencies that include the Euro, Japanese Yen,
British Pound, Canadian Dollar, Swedish Krona and Swiss Franc. Certain of the
Fund's derivative investments may be traded in the over-the-counter ("OTC")
market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the
Fund's performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           2x           10%        25%        50%        75%        100%

             -60%            -120%       -84%       -85%       -88%       -91%       -94%

             -50%            -100%       -75%       -77%       -81%       -86%       -91%

             -40%             -80%       -65%       -66%       -72%       -80%       -87%

             -30%             -60%       -52%       -54%       -62%       -72%       -82%

             -20%             -40%       -37%       -41%       -49%       -64%       -78%

             -10%             -20%       -20%       -24%       -37%       -55%       -71%

             0%                 0%        -1%        -5%       -22%       -43%       -65%

             10%               20%        19%        14%        -5%       -31%       -58%

             20%               40%        42%        36%        11%       -15%       -47%

             30%               60%        67%        59%        32%        -3%       -38%

             40%               80%        93%        84%        52%        11%       -28%

             50%              100%       122%       111%        76%        28%       -20%

             60%              120%       154%       140%       100%        44%       -10%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 9.68%. The underlying index's highest one-year volatility rate during the five year period is 15.00%. The underlying index's annualized performance for the five year period ended June 30, 2011 is -2.70%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index.
Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Status as a Regulated Investment Company Risk - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -13.88%.

Highest Quarter Return                         Lowest Quarter Return
(quarter ended 9/30/2008) 17.18%   (quarter ended 9/30/2010) -17.58%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Strengthening Dollar 2x Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
H-Class Shares	Return Before Taxes	(4.23%)	(7.25%)	(4.34%)	May 25, 2005
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(4.23%)	(8.47%)	(5.49%)	May 25, 2005
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.75%)	(6.30%)	(3.91%)	May 25, 2005
U.S. Dollar Index��	U.S. Dollar Index�� (reflects no deduction for fees, expenses or taxes)	1.50%	(2.82%)	(1.57%)	May 25, 2005

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Strengthening Dollar 2x Strategy Fund (First Prospectus Summary) | Strengthening Dollar 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRENGTHENING DOLLAR 2x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Strengthening Dollar 2x Strategy Fund
(the "Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not match or correlate to the performance of the Fund's benchmark (as defined below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index®
(the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, securities indices, and futures contracts. Investing in derivative instruments enables the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. The U.S. Dollar Index® measures the performance of the U.S. Dollar against a basket of foreign currencies that include the Euro, Japanese Yen,
British Pound, Canadian Dollar, Swedish Krona and Swiss Franc. Certain of the
Fund's derivative investments may be traded in the over-the-counter ("OTC")
market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the
Fund's performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           2x           10%        25%        50%        75%        100%

             -60%            -120%       -84%       -85%       -88%       -91%       -94%

             -50%            -100%       -75%       -77%       -81%       -86%       -91%

             -40%             -80%       -65%       -66%       -72%       -80%       -87%

             -30%             -60%       -52%       -54%       -62%       -72%       -82%

             -20%             -40%       -37%       -41%       -49%       -64%       -78%

             -10%             -20%       -20%       -24%       -37%       -55%       -71%

             0%                 0%        -1%        -5%       -22%       -43%       -65%

             10%               20%        19%        14%        -5%       -31%       -58%

             20%               40%        42%        36%        11%       -15%       -47%

             30%               60%        67%        59%        32%        -3%       -38%

             40%               80%        93%        84%        52%        11%       -28%

             50%              100%       122%       111%        76%        28%       -20%

             60%              120%       154%       140%       100%        44%       -10%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 9.68%. The underlying index's highest one-year volatility rate during the five year period is 15.00%. The underlying index's annualized performance for the five year period ended June 30, 2011 is -2.70%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index.
Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Status as a Regulated Investment Company Risk - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -13.88%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                         Lowest Quarter Return
(quarter ended 9/30/2008) 17.18%   (quarter ended 9/30/2010) -17.58%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Strengthening Dollar 2x Strategy Fund (First Prospectus Summary) | Strengthening Dollar 2x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.88%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.58%)
Strengthening Dollar 2x Strategy Fund | U.S. Dollar Index��
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	U.S. Dollar Index�� (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.82%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.57%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Strengthening Dollar 2x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	175
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,030
Annual Return 2006	rr_AnnualReturn2006	(10.43%)
Annual Return 2007	rr_AnnualReturn2007	(10.82%)
Annual Return 2008	rr_AnnualReturn2008	7.21%
Annual Return 2009	rr_AnnualReturn2009	(16.30%)
Annual Return 2010	rr_AnnualReturn2010	(4.23%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.34%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Strengthening Dollar 2x Strategy Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.47%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.49%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Strengthening Dollar 2x Strategy Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.75%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.30%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.91%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005

Weakening Dollar 2x Strategy Fund (First Prospectus Summary) | Weakening Dollar 2x Strategy Fund
WEAKENING DOLLAR 2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Weakening Dollar 2x Strategy Fund
(the "Fund") is very different from most other mutual funds in that it seeks to provide leveraged investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not match or correlate to the performance of the Fund's benchmark (as defined below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the inverse return of the Fund's underlying index (as defined below)
for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results,
(c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®
(the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Weakening Dollar 2x Strategy Fund H-Class Shares
Management Fees	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%
Other Expenses	0.56%
Total Annual Fund Operating Expenses	1.71%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Weakening Dollar 2x Strategy Fund H-Class Shares	174	539	928	2,019

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, securities indices, and futures contracts. Engaging in short sales and investing in derivative instruments enables the Fund to pursue its objective without selling short each of the securities included in the underlying index. The U.S. Dollar Index® measures the performance of the U.S.
Dollar against a basket of foreign currencies that include the Euro, Japanese Yen, British Pound,
Canadian Dollar, Swedish Krona and Swiss Franc. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold
U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index times the stated
multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the inverse performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           -2x          10%        25%        50%        75%        100%

             -60%             120%       506%       404%       199%        13%       -69%

             -50%             100%       286%       229%        91%       -27%       -82%

             -40%              80%       171%       128%        33%       -49%       -86%

             -30%              60%        99%        70%        -1%       -62%       -90%

             -20%              40%        52%        31%       -27%       -70%       -93%

             -10%              20%        20%         3%       -42%       -77%       -94%

             0%                 0%        -3%       -18%       -52%       -81%       -96%

             10%              -20%       -19%       -31%       -61%       -84%       -96%

             20%              -40%       -32%       -43%       -67%       -87%       -97%

             30%              -60%       -42%       -51%       -72%       -89%       -97%

             40%              -80%       -50%       -58%       -75%       -91%       -97%

             50%             -100%       -57%       -63%       -79%       -92%       -98%

             60%             -120%       -62%       -68%       -82%       -93%       -98%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 9.68%. The underlying index's highest one-year volatility rate during the five year period is 15.00%. The underlying index's annualized performance for the five year period ended June 30, 2011 is -2.70%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index.
Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Status as a Regulated Investment Company Risk - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 12.73%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 9/30/2010) 19.18%   (quarter ended 9/30/2008) -15.93%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Weakening Dollar 2x Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
H-Class Shares	Return Before Taxes	(3.20%)	4.76%	2.07%	May 25, 2005
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(3.20%)	2.27%	(0.14%)	May 25, 2005
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.08%)	2.71%	0.56%	May 25, 2005
U.S. Dollar Index��	U.S. Dollar Index�� (reflects no deduction for fees, expenses or taxes)	1.50%	(2.82%)	(1.57%)	May 25, 2005

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Weakening Dollar 2x Strategy Fund (First Prospectus Summary) | Weakening Dollar 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	WEAKENING DOLLAR 2x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Weakening Dollar 2x Strategy Fund
(the "Fund") is very different from most other mutual funds in that it seeks to provide leveraged investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not match or correlate to the performance of the Fund's benchmark (as defined below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the inverse return of the Fund's underlying index (as defined below)
for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results,
(c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®
(the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, securities indices, and futures contracts. Engaging in short sales and investing in derivative instruments enables the Fund to pursue its objective without selling short each of the securities included in the underlying index. The U.S. Dollar Index® measures the performance of the U.S.
Dollar against a basket of foreign currencies that include the Euro, Japanese Yen, British Pound,
Canadian Dollar, Swedish Krona and Swiss Franc. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold
U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index times the stated
multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the inverse performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           -2x          10%        25%        50%        75%        100%

             -60%             120%       506%       404%       199%        13%       -69%

             -50%             100%       286%       229%        91%       -27%       -82%

             -40%              80%       171%       128%        33%       -49%       -86%

             -30%              60%        99%        70%        -1%       -62%       -90%

             -20%              40%        52%        31%       -27%       -70%       -93%

             -10%              20%        20%         3%       -42%       -77%       -94%

             0%                 0%        -3%       -18%       -52%       -81%       -96%

             10%              -20%       -19%       -31%       -61%       -84%       -96%

             20%              -40%       -32%       -43%       -67%       -87%       -97%

             30%              -60%       -42%       -51%       -72%       -89%       -97%

             40%              -80%       -50%       -58%       -75%       -91%       -97%

             50%             -100%       -57%       -63%       -79%       -92%       -98%

             60%             -120%       -62%       -68%       -82%       -93%       -98%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 9.68%. The underlying index's highest one-year volatility rate during the five year period is 15.00%. The underlying index's annualized performance for the five year period ended June 30, 2011 is -2.70%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index.
Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Status as a Regulated Investment Company Risk - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 12.73%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 9/30/2010) 19.18%   (quarter ended 9/30/2008) -15.93%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Weakening Dollar 2x Strategy Fund (First Prospectus Summary) | Weakening Dollar 2x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.93%)
Weakening Dollar 2x Strategy Fund | U.S. Dollar Index��
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	U.S. Dollar Index�� (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.82%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.57%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Weakening Dollar 2x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,019
Annual Return 2006	rr_AnnualReturn2006	16.66%
Annual Return 2007	rr_AnnualReturn2007	18.05%
Annual Return 2008	rr_AnnualReturn2008	(12.02%)
Annual Return 2009	rr_AnnualReturn2009	7.60%
Annual Return 2010	rr_AnnualReturn2010	(3.20%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.20%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Weakening Dollar 2x Strategy Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.20%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.14%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Weakening Dollar 2x Strategy Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.08%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005

Real Estate Fund (First Prospectus Summary) | Real Estate Fund
REAL ESTATE FUND
INVESTMENT OBJECTIVE -
The Real Estate Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts ("REITs")
(collectively, "Real Estate Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Real Estate Fund H-Class Shares
Management Fees	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.63%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Real Estate Fund H-Class Shares	166	514	887	1,933

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 485% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Real Estate Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the
Fund will invest to a significant extent in the securities of Real Estate Companies that have small to mid-sized capitalizations. Real Estate Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate.
RealEstate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also purchase
American Depositary Receipts ("ADRs") to gain exposure to foreign Real Estate
Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.
The Fund invests in the securities of a limited number of issuers conducting business in the real estate sector and therefore may be concentrated in an industry or group of industries within the real estate sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Real Estate Sector Concentration Risk - The risk of concentrating
Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Real Estate Companies also may fluctuate widely in response to such events.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the
H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 8.78%.

Highest Quarter Return                          Lowest Quarter Return
(quarter ended 9/30/2009) 29.51%   (quarter ended 12/31/2008) -38.29%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Real Estate Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
H-Class Shares	Return Before Taxes	24.52%	(1.31%)	2.88%	Feb 20, 2004
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	23.51%	(2.00%)	2.32%	Feb 20, 2004
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	15.91%	(1.54%)	2.12%	Feb 20, 2004
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.46%	Feb 20, 2004	4.17%	Sep 1, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Real Estate Fund (First Prospectus Summary) | Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	REAL ESTATE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Real Estate Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts ("REITs")
(collectively, "Real Estate Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 485% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	485.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Real Estate Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the
Fund will invest to a significant extent in the securities of Real Estate Companies that have small to mid-sized capitalizations. Real Estate Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate.
RealEstate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also purchase
American Depositary Receipts ("ADRs") to gain exposure to foreign Real Estate
Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.
The Fund invests in the securities of a limited number of issuers conducting business in the real estate sector and therefore may be concentrated in an industry or group of industries within the real estate sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Real Estate Sector Concentration Risk - The risk of concentrating
Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Real Estate Companies also may fluctuate widely in response to such events.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the
H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 8.78%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
(quarter ended 9/30/2009) 29.51%   (quarter ended 12/31/2008) -38.29%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Real Estate Fund (First Prospectus Summary) | Real Estate Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.29%)
Real Estate Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	4.17%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Sep 1, 2004
Real Estate Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	166
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,933
Annual Return 2005	rr_AnnualReturn2005	6.51%
Annual Return 2006	rr_AnnualReturn2006	29.62%
Annual Return 2007	rr_AnnualReturn2007	(19.49%)
Annual Return 2008	rr_AnnualReturn2008	(41.31%)
Annual Return 2009	rr_AnnualReturn2009	22.74%
Annual Return 2010	rr_AnnualReturn2010	24.52%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.31%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Real Estate Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.00%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Real Estate Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.54%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004

Government Long Bond 1.2x Strategy Fund (First Prospectus Summary) | Government Long Bond 1.2x Strategy Fund
GOVERNMENT LONG BOND 1.2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Government Long Bond 1.2x Strategy
Fund (the "Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correspond to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will likely differ from the return of the Fund's benchmark for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 1.2x) and the cumulative performance of the benchmark (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. government securities on a daily basis. The
Fund's current benchmark is 120% of the daily price movement of the Long
Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long
Treasury Bond is based on the daily price change of the most recently issued
Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Government Long Bond 1.2x Strategy Fund	Investor	Advisor
Management Fees	0.50%	0.50%
Distribution (12b-1) and/or Shareholder Service Fees	none	0.25%
Other Expenses	0.48%	0.73%
Total Annual Fund Operating Expenses	0.98%	1.48%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Government Long Bond 1.2x Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor	100	312	542	1,201
Advisor	151	468	808	1,768

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,930% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in U.S.
government securities and derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Futures and options contracts, and interest rate swaps, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. Under normal circumstances, the Fund will invest at least
80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. government (and derivatives thereof). Some of the Fund's
U.S. government securities, or cash equivalents, will be used to collateralize its derivative positions. The Fund also may invest in zero coupon U.S. Treasury bonds.
Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Long Treasury Bond has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund's performance for periods greater than one day is likely to be either greater than or less than the performance of the Long Treasury Bond times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged benchmark fund. In general, particularly during periods of higher benchmark volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) the performance of the Long
Treasury Bond; (b) volatility of the Long Treasury Bond; (c) financing rates associated with leverage; (d) other Fund expenses; and (e) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 120% of the performance of the Long Treasury Bond; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 120% of the performance of the Long Treasury Bond.

                Index Performance                     Annualized Volatility
               1x           1.2x         10%        25%        50%        75%        100%

             -60%             -72%       -67%       -67%       -68%       -69%       -71%

             -50%             -60%       -57%       -57%       -58%       -60%       -62%

             -40%             -48%       -46%       -46%       -48%       -49%       -51%

             -30%             -36%       -35%       -35%       -37%       -39%       -42%

             -20%             -24%       -24%       -25%       -25%       -28%       -32%

             -10%             -12%       -12%       -13%       -15%       -18%       -22%

             0%                 0%         0%         0%        -3%        -6%       -12%

             10%               12%        12%        11%         9%         5%        -1%

             20%               24%        24%        24%        20%        18%        11%

             30%               36%        37%        36%        32%        28%        21%

             40%               48%        49%        48%        45%        40%        32%

             50%               60%        62%        61%        58%        53%        43%

             60%               72%        76%        75%        71%        65%        56%

The Long Treasury Bond's annualized historical volatility rate for the five year period ended June 30, 2011 is 16.61%. The Long Treasury Bond's highest one-year volatility rate during the five year period is 25.15%. The Long Treasury Bond's annualized performance for the five year period ended June 30, 2011 is 6.66%.

The historical volatility and performance of the Long Treasury Bond are not indications of what the Long Treasury Bond volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Leveraging Risk - The Fund achieves leveraged exposure to the Long Treasury Bond through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the Long Treasury Bond. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correspond to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and the Long Treasury Bond, rounding of share prices, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the Fund
as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 1.67%.

Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 12/31/2008) 41.48%   (quarter ended 3/31/2009) -16.06%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Government Long Bond 1.2x Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary	Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Inception Date Tertiary
Investor	Return Before Taxes	10.45%	4.01%	5.48%
Investor After Taxes on Distributions	Return After Taxes on Distributions	9.30%	2.79%	4.10%
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.81%	2.71%	3.89%
Advisor	Return Before Taxes	10.15%	3.41%		5.33%	Aug 1, 2003
Advisor After Taxes on Distributions	Return After Taxes on Distributions	9.18%	2.38%		4.22%	Aug 1, 2003
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.61%	2.30%		3.93%	Aug 1, 2003
Barclays Capital Long Treasury Bond Index	Barclays Capital Long Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	9.38%	5.73%	6.57%	6.52%	Aug 1, 2003	5.54%	Mar 31, 2004	6.87%	May 2, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Government Long Bond 1.2x Strategy Fund (First Prospectus Summary) | Government Long Bond 1.2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GOVERNMENT LONG BOND 1.2x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Government Long Bond 1.2x Strategy
Fund (the "Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correspond to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will likely differ from the return of the Fund's benchmark for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 1.2x) and the cumulative performance of the benchmark (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. government securities on a daily basis. The
Fund's current benchmark is 120% of the daily price movement of the Long
Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long
Treasury Bond is based on the daily price change of the most recently issued
Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,930% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1930.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in U.S.
government securities and derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Futures and options contracts, and interest rate swaps, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. Under normal circumstances, the Fund will invest at least
80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. government (and derivatives thereof). Some of the Fund's
U.S. government securities, or cash equivalents, will be used to collateralize its derivative positions. The Fund also may invest in zero coupon U.S. Treasury bonds.
Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Long Treasury Bond has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund's performance for periods greater than one day is likely to be either greater than or less than the performance of the Long Treasury Bond times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged benchmark fund. In general, particularly during periods of higher benchmark volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) the performance of the Long
Treasury Bond; (b) volatility of the Long Treasury Bond; (c) financing rates associated with leverage; (d) other Fund expenses; and (e) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 120% of the performance of the Long Treasury Bond; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 120% of the performance of the Long Treasury Bond.

                Index Performance                     Annualized Volatility
               1x           1.2x         10%        25%        50%        75%        100%

             -60%             -72%       -67%       -67%       -68%       -69%       -71%

             -50%             -60%       -57%       -57%       -58%       -60%       -62%

             -40%             -48%       -46%       -46%       -48%       -49%       -51%

             -30%             -36%       -35%       -35%       -37%       -39%       -42%

             -20%             -24%       -24%       -25%       -25%       -28%       -32%

             -10%             -12%       -12%       -13%       -15%       -18%       -22%

             0%                 0%         0%         0%        -3%        -6%       -12%

             10%               12%        12%        11%         9%         5%        -1%

             20%               24%        24%        24%        20%        18%        11%

             30%               36%        37%        36%        32%        28%        21%

             40%               48%        49%        48%        45%        40%        32%

             50%               60%        62%        61%        58%        53%        43%

             60%               72%        76%        75%        71%        65%        56%

The Long Treasury Bond's annualized historical volatility rate for the five year period ended June 30, 2011 is 16.61%. The Long Treasury Bond's highest one-year volatility rate during the five year period is 25.15%. The Long Treasury Bond's annualized performance for the five year period ended June 30, 2011 is 6.66%.

The historical volatility and performance of the Long Treasury Bond are not indications of what the Long Treasury Bond volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Leveraging Risk - The Fund achieves leveraged exposure to the Long Treasury Bond through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the Long Treasury Bond. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correspond to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and the Long Treasury Bond, rounding of share prices, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class Shares of the Fund
as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 1.67%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 12/31/2008) 41.48%   (quarter ended 3/31/2009) -16.06%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Government Long Bond 1.2x Strategy Fund (First Prospectus Summary) | Government Long Bond 1.2x Strategy Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.06%)
Government Long Bond 1.2x Strategy Fund | Barclays Capital Long Treasury Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Long Treasury Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	5.54%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 31, 2004
Average Annual Returns, Since Inception Tertiary	ck0000899148_AverageAnnualReturnSinceInceptionTertiary	6.87%
Average Annual Returns, Inception Date Tertiary	ck0000899148_AverageAnnualReturnInceptionDateTertiary	May 2, 2001
Government Long Bond 1.2x Strategy Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Annual Return 2001	rr_AnnualReturn2001	0.80%
Annual Return 2002	rr_AnnualReturn2002	19.03%
Annual Return 2003	rr_AnnualReturn2003	(1.68%)
Annual Return 2004	rr_AnnualReturn2004	9.54%
Annual Return 2005	rr_AnnualReturn2005	8.36%
Annual Return 2006	rr_AnnualReturn2006	(3.12%)
Annual Return 2007	rr_AnnualReturn2007	10.31%
Annual Return 2008	rr_AnnualReturn2008	49.98%
Annual Return 2009	rr_AnnualReturn2009	(31.24%)
Annual Return 2010	rr_AnnualReturn2010	10.47%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.48%
Government Long Bond 1.2x Strategy Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.10%
Government Long Bond 1.2x Strategy Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.89%
Government Long Bond 1.2x Strategy Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	151
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	468
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,768
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Government Long Bond 1.2x Strategy Fund | Advisor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Government Long Bond 1.2x Strategy Fund | Advisor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003

Inverse Government Long Bond Strategy Fund (First Prospectus Summary) | Inverse Government Long Bond Strategy Fund
INVERSE GOVERNMENT LONG BOND STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Government Long Bond Strategy
Fund (the "Fund") is very different from most other mutual funds in that it seeks to provide investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period longer than a full trading day will be the result of each day's compounded returns over the period, which will likely differ from the inverse return of the daily price movement of the benchmark for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the
Fund's return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the benchmark.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund's current benchmark is the daily price movement of the Long
Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the
Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Inverse Government Long Bond Strategy Fund	Advisor	Investor
Management Fees	0.90%	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	none
Short Interest Expense	3.64%	3.64%
Remaining Other Expenses	0.77%	0.52%
Other Expenses	4.41%	4.16%
Total Annual Fund Operating Expenses	5.56%	5.06%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Inverse Government Long Bond Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor	554	1,654	2,741	5,407
Investor	506	1,517	2,526	5,045

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 771%
of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Unlike a traditional index fund, the Fund's investment objective is to perform, on a daily basis, exactly opposite the daily price movement of the Long Treasury
Bond. The Fund employs as its investment strategy a program of engaging in short sales and investing to a significant extent in derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. government.
Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. On a day-to-day basis, the
Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Long Treasury Bond has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the Long Treasury Bond times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) performance of the Long Treasury
Bond; (b) volatility of the Long Treasury Bond; (c) financing rates associated with leverage; (d) other Fund expenses; and (e) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period.
Performance shown in the chart assumes: (a) no Fund expenses; and (b) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the Long Treasury Bond; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the Long Treasury Bond.

                Index Performance                     Annualized Volatility
               1x           -1x          10%        25%        50%        75%        100%

             -60%              60%       148%       132%        96%        42%        -6%

             -50%              50%        98%        87%        57%        14%       -28%

             -40%              40%        65%        56%        30%        -5%       -38%

             -30%              30%        42%        34%        13%       -18%       -47%

             -20%              20%        24%        18%        -3%       -28%       -54%

             -10%              10%        10%         4%       -13%       -36%       -59%

             0%                 0%        -1%        -6%       -22%       -43%       -64%

             10%              -10%       -10%       -15%       -29%       -48%       -67%

             20%              -20%       -17%       -22%       -35%       -53%       -69%

             30%              -30%       -24%       -28%       -40%       -56%       -71%

             40%              -40%       -29%       -33%       -44%       -60%       -73%

             50%              -50%       -34%       -37%       -48%       -62%       -76%

             60%              -60%       -38%       -41%       -51%       -65%       -78%

The Long Treasury Bond's annualized historical volatility rate for the five year period ended June 30, 2011 is 16.61%. The Long Treasury Bond's highest one-year volatility rate during the five year period is 25.15%. The Long Treasury Bond's annualized performance for the five year period ended June 30, 2011 is 6.66%.

The historical volatility and performance of the Long Treasury Bond are not indications of what the Long Treasury Bond volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and the Long Treasury Bond, rounding of share prices, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class
Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -2.94%.

Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 6/30/2009) 12.99%   (quarter ended 12/31/2008)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Inverse Government Long Bond Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary	Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Inception Date Tertiary
Advisor	Return Before Taxes	(13.46%)	(5.76%)		(6.71%)	Aug 1, 2003
Advisor After Taxes on Distributions	Return After Taxes on Distributions	(13.46%)	(6.22%)		(7.02%)	Aug 1, 2003
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(8.75%)	(5.01%)		(5.62%)	Aug 1, 2003
Investor	Return Before Taxes	(13.05%)	(5.33%)	(5.86%)
Investor After Taxes on Distributions	Return After Taxes on Distributions	(13.05%)	(5.79%)	(6.09%)
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(8.48%)	(4.66%)	(4.85%)
Barclays Capital Long Treasury Bond Index	Barclays Capital Long Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	9.38%	5.73%	6.57%	6.52%	Aug 1, 2003	5.54%	Mar 31, 2004	6.61%	Mar 28, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Inverse Government Long Bond Strategy Fund (First Prospectus Summary) | Inverse Government Long Bond Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INVERSE GOVERNMENT LONG BOND STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Government Long Bond Strategy
Fund (the "Fund") is very different from most other mutual funds in that it seeks to provide investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period longer than a full trading day will be the result of each day's compounded returns over the period, which will likely differ from the inverse return of the daily price movement of the benchmark for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the
Fund's return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the benchmark.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund's current benchmark is the daily price movement of the Long
Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the
Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 771%
of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	771.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Unlike a traditional index fund, the Fund's investment objective is to perform, on a daily basis, exactly opposite the daily price movement of the Long Treasury
Bond. The Fund employs as its investment strategy a program of engaging in short sales and investing to a significant extent in derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. government.
Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. On a day-to-day basis, the
Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Long Treasury Bond has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the Long Treasury Bond times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) performance of the Long Treasury
Bond; (b) volatility of the Long Treasury Bond; (c) financing rates associated with leverage; (d) other Fund expenses; and (e) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period.
Performance shown in the chart assumes: (a) no Fund expenses; and (b) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the Long Treasury Bond; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the Long Treasury Bond.

                Index Performance                     Annualized Volatility
               1x           -1x          10%        25%        50%        75%        100%

             -60%              60%       148%       132%        96%        42%        -6%

             -50%              50%        98%        87%        57%        14%       -28%

             -40%              40%        65%        56%        30%        -5%       -38%

             -30%              30%        42%        34%        13%       -18%       -47%

             -20%              20%        24%        18%        -3%       -28%       -54%

             -10%              10%        10%         4%       -13%       -36%       -59%

             0%                 0%        -1%        -6%       -22%       -43%       -64%

             10%              -10%       -10%       -15%       -29%       -48%       -67%

             20%              -20%       -17%       -22%       -35%       -53%       -69%

             30%              -30%       -24%       -28%       -40%       -56%       -71%

             40%              -40%       -29%       -33%       -44%       -60%       -73%

             50%              -50%       -34%       -37%       -48%       -62%       -76%

             60%              -60%       -38%       -41%       -51%       -65%       -78%

The Long Treasury Bond's annualized historical volatility rate for the five year period ended June 30, 2011 is 16.61%. The Long Treasury Bond's highest one-year volatility rate during the five year period is 25.15%. The Long Treasury Bond's annualized performance for the five year period ended June 30, 2011 is 6.66%.

The historical volatility and performance of the Long Treasury Bond are not indications of what the Long Treasury Bond volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and the Long Treasury Bond, rounding of share prices, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class
Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -2.94%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 6/30/2009) 12.99%   (quarter ended 12/31/2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Inverse Government Long Bond Strategy Fund (First Prospectus Summary) | Inverse Government Long Bond Strategy Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.94%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.00%)
Inverse Government Long Bond Strategy Fund | Barclays Capital Long Treasury Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Long Treasury Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	5.54%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 31, 2004
Average Annual Returns, Since Inception Tertiary	ck0000899148_AverageAnnualReturnSinceInceptionTertiary	6.61%
Average Annual Returns, Inception Date Tertiary	ck0000899148_AverageAnnualReturnInceptionDateTertiary	Mar 28, 2001
Inverse Government Long Bond Strategy Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Short Interest Expense	rr_Component1OtherExpensesOverAssets	3.64%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.77%
Other Expenses	rr_OtherExpensesOverAssets	4.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	554
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,654
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,741
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,407
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.46%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.76%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.71%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Inverse Government Long Bond Strategy Fund | Advisor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.46%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.22%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.02%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Inverse Government Long Bond Strategy Fund | Advisor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.75%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.01%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.62%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Inverse Government Long Bond Strategy Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Short Interest Expense	rr_Component1OtherExpensesOverAssets	3.64%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.52%
Other Expenses	rr_OtherExpensesOverAssets	4.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.06%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	506
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,517
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,526
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,045
Annual Return 2001	rr_AnnualReturn2001	1.42%
Annual Return 2002	rr_AnnualReturn2002	(16.73%)
Annual Return 2003	rr_AnnualReturn2003	(1.91%)
Annual Return 2004	rr_AnnualReturn2004	(8.71%)
Annual Return 2005	rr_AnnualReturn2005	(4.95%)
Annual Return 2006	rr_AnnualReturn2006	8.33%
Annual Return 2007	rr_AnnualReturn2007	(4.31%)
Annual Return 2008	rr_AnnualReturn2008	(29.44%)
Annual Return 2009	rr_AnnualReturn2009	19.53%
Annual Return 2010	rr_AnnualReturn2010	(13.05%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.05%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.33%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(5.86%)
Inverse Government Long Bond Strategy Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.05%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.79%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(6.09%)
Inverse Government Long Bond Strategy Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.66%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(4.85%)

High Yield Strategy Fund (First Prospectus Summary) | High Yield Strategy Fund
HIGH YIELD STRATEGY FUND
INVESTMENT OBJECTIVE -
The High Yield Strategy Fund (the "Fund") seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	High Yield Strategy Fund H-Class Shares
Management Fees	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.53%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
High Yield Strategy Fund H-Class Shares	156	483	834	1,824

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund seeks to gain exposure similar to the total return of the high yield bond market as represented by the global universe (excluding emerging market countries)
of fixed rate, non-investment grade debt by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market as represented by U.S. and
Canadian high yield bonds. Generally, high yield bonds, which are also commonly referred to as "junk bonds," are those bonds rated BB+ and lower by Standard &
Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality.
The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's investment objective.

The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a seller of credit protection (assuming credit risk) as it seeks to gain exposure to the high yield bond market, but may also buy credit protection from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds ("ETFs"), unit investment trusts, and closed-end funds, that invest primarily in high yield debt instruments. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC")
market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Issuer Specific Risk - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the
Fund to decrease.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume thereinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 4.44%.

Highest Quarter Return                    Lowest Quarter Return
(quarter ended 9/30/2009) 9.54%   (quarter ended 3/31/2009) -13.04%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns High Yield Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
H-Class Shares	Return Before Taxes	16.63%	5.42%	Apr 16, 2007
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	13.95%	2.24%	Apr 16, 2007
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	10.80%	2.65%	Apr 16, 2007
Barclays Capital U.S. Corporate High Yield Index	Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)	15.12%	7.95%	Apr 16, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
High Yield Strategy Fund (First Prospectus Summary) | High Yield Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HIGH YIELD STRATEGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The High Yield Strategy Fund (the "Fund") seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to gain exposure similar to the total return of the high yield bond market as represented by the global universe (excluding emerging market countries)
of fixed rate, non-investment grade debt by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market as represented by U.S. and
Canadian high yield bonds. Generally, high yield bonds, which are also commonly referred to as "junk bonds," are those bonds rated BB+ and lower by Standard &
Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality.
The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's investment objective.

The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a seller of credit protection (assuming credit risk) as it seeks to gain exposure to the high yield bond market, but may also buy credit protection from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds ("ETFs"), unit investment trusts, and closed-end funds, that invest primarily in high yield debt instruments. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC")
market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Issuer Specific Risk - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the
Fund to decrease.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume thereinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 4.44%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                    Lowest Quarter Return
(quarter ended 9/30/2009) 9.54%   (quarter ended 3/31/2009) -13.04%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
High Yield Strategy Fund (First Prospectus Summary) | High Yield Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.04%)
High Yield Strategy Fund | Barclays Capital U.S. Corporate High Yield Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2007
High Yield Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,824
Annual Return 2008	rr_AnnualReturn2008	(8.78%)
Annual Return 2009	rr_AnnualReturn2009	11.07%
Annual Return 2010	rr_AnnualReturn2010	16.63%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2007
High Yield Strategy Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2007
High Yield Strategy Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2007

Inverse High Yield Strategy Fund (First Prospectus Summary) | Inverse High Yield Strategy Fund
INVERSE HIGH YIELD STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse High Yield Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks to provide investment results that correlate to the opposite of the performance of the high yield bond market, a result opposite of most mutual funds. The Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from the inverse of the return of the high yield bond market for that period. As a consequence, especially in periods of market volatility, the path or trend of the high yield bond market during the longer period may be at least as important to the Fund's return for the longer period as the cumulative return of the high yield bond market for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the high yield bond market.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risk of shorting and (b) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that inversely correlate, before fees and expenses, to the performance of the high yield bond market.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Inverse High Yield Strategy Fund H-Class Shares
Management Fees	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.53%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Inverse High Yield Strategy Fund H-Class Shares	156	483	834	1,824

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to gain inverse exposure to the performance of the high yield bond market by investing in credit default swaps, futures and other financial instruments with economic characteristics opposite to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds, which are also commonly referred to as "junk bonds," are those bonds rated BB+
and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's
Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor  will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's objective.

The Fund will primarily invest in credit default swaps to gain inverse exposure to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a buyer of credit protection as it seeks to gain inverse exposure to the high yield bond market, but may also sell credit protection (assuming credit risk) from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds, unit investment trusts, and closed-end funds, that provide inverse exposure to the high yield debt market. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the
Fund's derivative investments may be traded in the over-the-counter ("OTC")
market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the high yield bond market experiences extreme volatility. In addition, as a result of compounding, the
Fund's performance is likely to be either greater than or less than the inverse performance of the high yield bond market, before accounting for fees and fund expenses.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.
Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund's investment.

Credit Risk - Changes in an issuer's financial strength or in an issuer's or debt security's credit rating may affect a Security's value and thus have an impact on Fund performance.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Issuer Specific Risk - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the
Fund to decrease.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for H-Class Shares is based on a calendar year.
The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -6.38%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 3/31/2009) 10.37%   (quarter ended 9/30/2009) -10.88%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Inverse High Yield Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
H-Class Shares	Return Before Taxes	(18.24%)	(9.95%)	Apr 16, 2007
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(18.24%)	(10.23%)	Apr 16, 2007
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(11.86%)	(8.38%)	Apr 16, 2007
Barclays Capital U.S. Corporate High Yield Index	Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)	15.12%	7.95%	Apr 16, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Inverse High Yield Strategy Fund (First Prospectus Summary) | Inverse High Yield Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INVERSE HIGH YIELD STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse High Yield Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks to provide investment results that correlate to the opposite of the performance of the high yield bond market, a result opposite of most mutual funds. The Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from the inverse of the return of the high yield bond market for that period. As a consequence, especially in periods of market volatility, the path or trend of the high yield bond market during the longer period may be at least as important to the Fund's return for the longer period as the cumulative return of the high yield bond market for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the high yield bond market.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risk of shorting and (b) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that inversely correlate, before fees and expenses, to the performance of the high yield bond market.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to gain inverse exposure to the performance of the high yield bond market by investing in credit default swaps, futures and other financial instruments with economic characteristics opposite to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds, which are also commonly referred to as "junk bonds," are those bonds rated BB+
and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's
Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor  will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's objective.

The Fund will primarily invest in credit default swaps to gain inverse exposure to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a buyer of credit protection as it seeks to gain inverse exposure to the high yield bond market, but may also sell credit protection (assuming credit risk) from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds, unit investment trusts, and closed-end funds, that provide inverse exposure to the high yield debt market. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the
Fund's derivative investments may be traded in the over-the-counter ("OTC")
market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the high yield bond market experiences extreme volatility. In addition, as a result of compounding, the
Fund's performance is likely to be either greater than or less than the inverse performance of the high yield bond market, before accounting for fees and fund expenses.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.
Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund's investment.

Credit Risk - Changes in an issuer's financial strength or in an issuer's or debt security's credit rating may affect a Security's value and thus have an impact on Fund performance.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Issuer Specific Risk - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the
Fund to decrease.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for H-Class Shares is based on a calendar year.
The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -6.38%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 3/31/2009) 10.37%   (quarter ended 9/30/2009) -10.88%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Inverse High Yield Strategy Fund (First Prospectus Summary) | Inverse High Yield Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.88%)
Inverse High Yield Strategy Fund | Barclays Capital U.S. Corporate High Yield Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2007
Inverse High Yield Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,824
Annual Return 2008	rr_AnnualReturn2008	2.97%
Annual Return 2009	rr_AnnualReturn2009	(19.17%)
Annual Return 2010	rr_AnnualReturn2010	(18.24%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(9.95%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2007
Inverse High Yield Strategy Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.23%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2007
Inverse High Yield Strategy Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.86%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.38%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2007

Alternative Strategies Allocation Fund (First Prospectus Summary) | Alternative Strategies Allocation Fund
ALTERNATIVE STRATEGIES ALLOCATION FUND
INVESTMENT OBJECTIVE -
The Alternative Strategies Allocation Fund (the "Fund")
seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that
you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Alternative Strategies Allocation Fund H-Class Shares
Management Fees		none
Distribution (12b-1) and/or Shareholder Service Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses		2.12%
Total Annual Fund Operating Expenses	[1]	2.12%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alternative Strategies Allocation Fund H-Class Shares	215	664	1,139	2,452

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 123% of the average value of its portfolio. However, the
Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund, a "fund of funds," seeks to achieve its investment objective by investing principally in a diversified portfolio of affiliated and unaffiliated funds (the "underlying funds"), including exchange-traded funds ("ETFs"), and, to a limited extent, futures that represent alternative and non-traditional asset classes and strategies in an attempt to deliver performance with low correlation
(i.e., little or no similarity) to traditional stock and bond asset classes and long-term positive returns. In managing the Fund, the Advisor will apply a proprietary asset allocation methodology that principally allocates assets among underlying funds that emphasize directly, or in combination with other investments, alternative or non-traditional asset classes or investment strategies (i.e., absolute return strategies, commodities, currency arbitrage, global macro, managed futures and real estate) according to the degree of risk associated with each underlying fund given the market conditions in existence at the time of allocation.

Descriptions of the primary alternative and non-traditional asset classes and strategies are as follows:

Market Neutral. Market neutral strategies typically seek to profit independently from stock market movements, while maintaining a low correlation to and mitigating the risks of the U.S. and international equity markets. The strategies will hold long securities that the managers believe are undervalued and take short positions in common stocks that the managers believe are overvalued.

Long/Short Equity. Long/short equity strategies typically seek to profit from investing on both the long and short sides of equity market.

Merger Arbitrage. Merger arbitrage strategies typically invest simultaneously in long and short positions in both companies involved in a merger or acquisition.
They typically invest in long positions in the stock of the company to be acquired and short the stocks of the acquiring company.

Commodities. Commodity strategies typically seek exposure to the performance of the commodities markets and/or exposure to a long-short investment strategy that is based on commodity trends.

Currency Arbitrage. Currency arbitrage strategies typically seek capital appreciation through investing in various arbitrage opportunities in currency markets.

Global Macro. Global macro strategies typically seek to profit from changes in currency, commodity, equity and fixed income prices and market volatility.

Fixed Income Arbitrage. Fixed income arbitrage strategies typically seek to profit from relationships between different fixed income securities or fixed income and equity securities, leveraging long and short positions in securities that are related mathematically or economically.

Managed Futures. Managed futures strategies seek to preserve capital through capturing opportunities in various futures markets. The managers typically invest in long positions in the futures that are showing strong upward momentum and short positions in the futures that are in a downward trend. These strategies often provide different exposures to many markets and thus offer low correlations with traditional stock and bond markets.

Real Estate. Real estate strategies typically seek to profit through the development of liquid portfolios of stocks that effectively represent the real estate segment of the market.

The Fund may invest in, and thus have indirect exposure to the risks of the underlying investments, including but not limited to, the underlying investments listed below. The underlying funds may include affiliated mutual funds, affiliated and unaffiliated ETFs, commodity pools, and other pooled investment vehicles. The Advisor may change the Fund's asset class allocation and/or strategy allocation, the underlying funds, or weightings without shareholder notice. The Fund generally may invest in each underlying fund without limitation in a manner consistent with the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

         UNDERLYING INVESTMENTS:
         RydexïSGI Underlying Investments (Affiliated)
         Rydex Series Funds Multi-Hedge Strategies Fund
         Rydex Series Funds Commodities Strategy Fund
         Rydex Series Funds Long/Short Commodities Strategy Fund
         Rydex Series Funds Managed Futures Strategy Fund
         Rydex Series Funds Real Estate Fund
         Rydex Series Funds Alternative Strategies Fund
         Rydex Series Funds Event Driven and Distressed Strategies Fund
         Rydex Series Funds Long Short Equity Strategy Fund
         Rydex Series Funds Long Short Interest Rate Strategy Fund
         Rydex Series Funds U.S. Long Short Momentum Fund
         Currencyshares Australian Dollar Trust
         Currencyshares British Pound Sterling Trust
         Currencyshares Canadian Dollar Trust
         Currencyshares Euro Trust
         Currencyshares Japanese Yen Trust
         Currencyshares Mexican Peso Trust
         Currencyshares Russian Ruble Trust
         Currencyshares Swedish Krona Trust
         Currencyshares Swiss Franc Trust
         Un-Affiliated Underlying Investments
         Powershares DB G10 Currency Harvest Fund

The Fund may also invest in American Depositary Receipts ("ADRs"), exchange-traded notes ("ETNs"), index swaps, and options on securities, futures contracts and indices to enable the Fund to pursue its investment objective efficiently in gaining exposure to or hedging exposure to various market factors or to better manage its risk and cash positions. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct significant trading activity at or just prior to the close of the U.S. financial markets.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The Fund and certain of the underlying funds may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Conflicts of Interest Risk - The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor may also be responsible for managing affiliated underlying funds.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to an underlying fund or the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Currency Risk - The Fund's and certain of the underlying funds' indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund and certain of the underlying funds also may incur transaction costs in connection with an underlying fund's conversions between various currencies.

Depositary Receipt Risk - The Fund and certain of the underlying funds may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's or an underlying fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's and certain of the underlying funds' investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Energy Sector Concentration Risk - To the extent that certain of the underlying funds' investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy sector companies also may fluctuate widely in response to such events.

Exchange-Traded Notes (ETNs) Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's or an underlying fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund or an underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - An underlying fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, an underlying fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund and certain of the underlying funds may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Fund of Funds Risk - By investing in the underlying funds indirectly through the
Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Risk - Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as
"junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Initial Public Offering ("IPO") Risk - Certain of the underlying funds may invest a portion of their assets in securities of companies offering shares in
IPOs, which may be more volatile than other securities. In addition, the effect of IPOs on an underlying fund's, and thus the Fund's, performance likely will decrease as the underlying fund's asset size increases, which could reduce the
Fund's total returns. Because the prices of IPO shares frequently are volatile, the underlying funds may hold IPO shares for a very short period of time, which may result in increased portfolio turnover and increased transactions costs for the Fund. The limited number of shares available for trading in some IPOs may make it more difficult for an underlying fund to buy or sell significant amounts of shares without an unfavorable effect on prevailing prices. The underlying funds' investments in IPO shares also may include the securities of unseasoned issuers, which present greater risks than the securities of more established issuers.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Large-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure generally, and certain of the underlying funds achieve leveraged exposure to their respective benchmarks or underlying indices through the use of derivative instruments. The Fund's and underlying funds' investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The more the Fund or an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Because the use of such instruments may be an integral part of certain underlying funds' investment strategies, the use of such instruments may expose the underlying fund and thus, the Fund, to potentially dramatic losses or gains in the value of their respective portfolios. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

OTC Trading Risk - Certain of the derivatives in which the Fund and certain of the underlying funds may invest may be traded (and privately negotiated) in the
OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Real Estate Sector Concentration Risk - To the extent that certain of the underlying funds' investments are concentrated in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of real estate companies also may fluctuate widely in response to such events.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the security sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tax Risk - Certain of the underlying funds currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries, which may invest in commodity-linked derivative instruments and other similar instruments in compliance with private letter rulings issued by the Internal Revenue Service to certain of the underlying funds. To the extent the an affiliated underlying fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause certain of the underlying funds' performance to match or correlate to that of the underlying funds' respective benchmarks, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund's investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause an underlying funds' performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the H-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 0.25%.

Highest Quarter Return                        Lowest Quarter Return
(quarter ended 12/31/2010) 3.58%   (quarter ended 3/31/2009) -5.15%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Alternative Strategies Allocation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
H-Class Shares	Return Before Taxes	(0.78%)	(6.42%)	Mar 7, 2008
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(1.40%)	(6.88%)	Mar 7, 2008
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.51%)	(5.66%)	Mar 7, 2008
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	6.02%	Mar 7, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Alternative Strategies Allocation Fund (First Prospectus Summary) | Alternative Strategies Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ALTERNATIVE STRATEGIES ALLOCATION FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Alternative Strategies Allocation Fund (the "Fund")
seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 123% of the average value of its portfolio. However, the
Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	123.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund, a "fund of funds," seeks to achieve its investment objective by investing principally in a diversified portfolio of affiliated and unaffiliated funds (the "underlying funds"), including exchange-traded funds ("ETFs"), and, to a limited extent, futures that represent alternative and non-traditional asset classes and strategies in an attempt to deliver performance with low correlation
(i.e., little or no similarity) to traditional stock and bond asset classes and long-term positive returns. In managing the Fund, the Advisor will apply a proprietary asset allocation methodology that principally allocates assets among underlying funds that emphasize directly, or in combination with other investments, alternative or non-traditional asset classes or investment strategies (i.e., absolute return strategies, commodities, currency arbitrage, global macro, managed futures and real estate) according to the degree of risk associated with each underlying fund given the market conditions in existence at the time of allocation.

Descriptions of the primary alternative and non-traditional asset classes and strategies are as follows:

Market Neutral. Market neutral strategies typically seek to profit independently from stock market movements, while maintaining a low correlation to and mitigating the risks of the U.S. and international equity markets. The strategies will hold long securities that the managers believe are undervalued and take short positions in common stocks that the managers believe are overvalued.

Long/Short Equity. Long/short equity strategies typically seek to profit from investing on both the long and short sides of equity market.

Merger Arbitrage. Merger arbitrage strategies typically invest simultaneously in long and short positions in both companies involved in a merger or acquisition.
They typically invest in long positions in the stock of the company to be acquired and short the stocks of the acquiring company.

Commodities. Commodity strategies typically seek exposure to the performance of the commodities markets and/or exposure to a long-short investment strategy that is based on commodity trends.

Currency Arbitrage. Currency arbitrage strategies typically seek capital appreciation through investing in various arbitrage opportunities in currency markets.

Global Macro. Global macro strategies typically seek to profit from changes in currency, commodity, equity and fixed income prices and market volatility.

Fixed Income Arbitrage. Fixed income arbitrage strategies typically seek to profit from relationships between different fixed income securities or fixed income and equity securities, leveraging long and short positions in securities that are related mathematically or economically.

Managed Futures. Managed futures strategies seek to preserve capital through capturing opportunities in various futures markets. The managers typically invest in long positions in the futures that are showing strong upward momentum and short positions in the futures that are in a downward trend. These strategies often provide different exposures to many markets and thus offer low correlations with traditional stock and bond markets.

Real Estate. Real estate strategies typically seek to profit through the development of liquid portfolios of stocks that effectively represent the real estate segment of the market.

The Fund may invest in, and thus have indirect exposure to the risks of the underlying investments, including but not limited to, the underlying investments listed below. The underlying funds may include affiliated mutual funds, affiliated and unaffiliated ETFs, commodity pools, and other pooled investment vehicles. The Advisor may change the Fund's asset class allocation and/or strategy allocation, the underlying funds, or weightings without shareholder notice. The Fund generally may invest in each underlying fund without limitation in a manner consistent with the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

         UNDERLYING INVESTMENTS:
         RydexïSGI Underlying Investments (Affiliated)
         Rydex Series Funds Multi-Hedge Strategies Fund
         Rydex Series Funds Commodities Strategy Fund
         Rydex Series Funds Long/Short Commodities Strategy Fund
         Rydex Series Funds Managed Futures Strategy Fund
         Rydex Series Funds Real Estate Fund
         Rydex Series Funds Alternative Strategies Fund
         Rydex Series Funds Event Driven and Distressed Strategies Fund
         Rydex Series Funds Long Short Equity Strategy Fund
         Rydex Series Funds Long Short Interest Rate Strategy Fund
         Rydex Series Funds U.S. Long Short Momentum Fund
         Currencyshares Australian Dollar Trust
         Currencyshares British Pound Sterling Trust
         Currencyshares Canadian Dollar Trust
         Currencyshares Euro Trust
         Currencyshares Japanese Yen Trust
         Currencyshares Mexican Peso Trust
         Currencyshares Russian Ruble Trust
         Currencyshares Swedish Krona Trust
         Currencyshares Swiss Franc Trust
         Un-Affiliated Underlying Investments
         Powershares DB G10 Currency Harvest Fund

The Fund may also invest in American Depositary Receipts ("ADRs"), exchange-traded notes ("ETNs"), index swaps, and options on securities, futures contracts and indices to enable the Fund to pursue its investment objective efficiently in gaining exposure to or hedging exposure to various market factors or to better manage its risk and cash positions. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct significant trading activity at or just prior to the close of the U.S. financial markets.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The Fund and certain of the underlying funds may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Conflicts of Interest Risk - The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor may also be responsible for managing affiliated underlying funds.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to an underlying fund or the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Currency Risk - The Fund's and certain of the underlying funds' indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund and certain of the underlying funds also may incur transaction costs in connection with an underlying fund's conversions between various currencies.

Depositary Receipt Risk - The Fund and certain of the underlying funds may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's or an underlying fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's and certain of the underlying funds' investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Energy Sector Concentration Risk - To the extent that certain of the underlying funds' investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy sector companies also may fluctuate widely in response to such events.

Exchange-Traded Notes (ETNs) Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's or an underlying fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund or an underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - An underlying fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, an underlying fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund and certain of the underlying funds may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Fund of Funds Risk - By investing in the underlying funds indirectly through the
Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Risk - Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as
"junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Initial Public Offering ("IPO") Risk - Certain of the underlying funds may invest a portion of their assets in securities of companies offering shares in
IPOs, which may be more volatile than other securities. In addition, the effect of IPOs on an underlying fund's, and thus the Fund's, performance likely will decrease as the underlying fund's asset size increases, which could reduce the
Fund's total returns. Because the prices of IPO shares frequently are volatile, the underlying funds may hold IPO shares for a very short period of time, which may result in increased portfolio turnover and increased transactions costs for the Fund. The limited number of shares available for trading in some IPOs may make it more difficult for an underlying fund to buy or sell significant amounts of shares without an unfavorable effect on prevailing prices. The underlying funds' investments in IPO shares also may include the securities of unseasoned issuers, which present greater risks than the securities of more established issuers.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Large-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure generally, and certain of the underlying funds achieve leveraged exposure to their respective benchmarks or underlying indices through the use of derivative instruments. The Fund's and underlying funds' investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The more the Fund or an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Because the use of such instruments may be an integral part of certain underlying funds' investment strategies, the use of such instruments may expose the underlying fund and thus, the Fund, to potentially dramatic losses or gains in the value of their respective portfolios. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

OTC Trading Risk - Certain of the derivatives in which the Fund and certain of the underlying funds may invest may be traded (and privately negotiated) in the
OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Real Estate Sector Concentration Risk - To the extent that certain of the underlying funds' investments are concentrated in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of real estate companies also may fluctuate widely in response to such events.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the security sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tax Risk - Certain of the underlying funds currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries, which may invest in commodity-linked derivative instruments and other similar instruments in compliance with private letter rulings issued by the Internal Revenue Service to certain of the underlying funds. To the extent the an affiliated underlying fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause certain of the underlying funds' performance to match or correlate to that of the underlying funds' respective benchmarks, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund's investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause an underlying funds' performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the H-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 0.25%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                        Lowest Quarter Return
(quarter ended 12/31/2010) 3.58%   (quarter ended 3/31/2009) -5.15%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Alternative Strategies Allocation Fund (First Prospectus Summary) | Alternative Strategies Allocation Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.15%)
Alternative Strategies Allocation Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008
Alternative Strategies Allocation Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	215
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	664
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,452
Annual Return 2009	rr_AnnualReturn2009	0.29%
Annual Return 2010	rr_AnnualReturn2010	(0.78%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.78%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.42%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008
Alternative Strategies Allocation Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.40%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.88%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008
Alternative Strategies Allocation Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.51%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.66%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

U.S. Long Short Momentum Fund (First Prospectus Summary) | U.S. Long Short Momentum Fund
U.S. LONG SHORT MOMENTUM FUND
INVESTMENT OBJECTIVE -
The U.S. Long Short Momentum Fund (the "Fund") seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	U.S. Long Short Momentum Fund H-Class Shares
Management Fees	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%
Short Dividend Expense	0.02%
Remaining Other Expenses	0.54%
Other Expenses	0.56%
Total Annual Fund Operating Expenses	1.71%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
U.S. Long Short Momentum Fund H-Class Shares	174	539	928	2,019

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 231% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each day the Advisor, using a quantitative methodology, ranks approximately seventy different industries based on several measures of momentum including price momentum. The Fund then buys long the common stock of companiesin the top ranked industries and may hedge broad market risk or sell short the common stock of companies in the lowest ranked industries. The Fund invests in equity securities, including small, mid, and large-capitalization securities,such as U.S. traded common stocks and American
Depositary Receipts ("ADRs"), but may also invest in derivative instruments, particularly when seeking "short"exposure, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the different sectors or industries to which the Fund is seeking exposure.  The Fund may invest in derivatives for hedging and non-hedging purposes. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC")market. The Fund also may enter into short sales of broad-based stock indicesfor hedging purposes in an effort to reduce portfolio risk or volatility.  While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions.
On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct significant trading activity at or just prior to the close of the
U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund's investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Sector Risk - Because the Fund seeks to gain exposure to different industries and sectors in the economy, from time to time, it may invest a significant percentage of the Fund's assets in issuers in a single industry or sector of the economy. To the extent the Fund has significant investment exposure to an industry or sector, such exposure may present more risks than if the Fund's investments were more broadly diversified. While the Fund's sector and industry exposure is expected to vary over time, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors and industries the Fund may have exposure to over time and should not be relied on as such.

   Basic Materials Sector Risk - To the extent that the Fund's investments are focused in issuers conducting business in the basic materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector.
   The prices of the securities of basic materials companies also may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

   Energy Sector Risk - To the extent that the Fund's investments are focused in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy and energy commodities sectors. The prices of the securities of energy companies also may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

   Financial Services Sector Risk - To the extent that the Fund's investments are focused in issuers conducting business in the financial services sector, the
   Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

   Real Estate Sector Risk - To the extent that the Fund's investments are focused in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Investments in real estate companies and REITs also may subject the Fund to the risks associated with the direct ownership of real estate. In addition to these risks, REITs are dependent on specialized management skills. These factors may increase the volatility of the Fund's investments in REITs.

   Technology Sector Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology Companies also may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the security sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to May 28, 2010, the Fund sought to achieve its objective using a different investment strategy;
therefore, the performance and average annual total returns shown for periods prior to May 28, 2010 may have differed had the Fund's current investment strategy been in effect during those periods.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 5.61%.

Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 6/30/2003) 15.96%   (quarter ended 12/31/2008) -21.78%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns U.S. Long Short Momentum Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
H-Class Shares	Return Before Taxes	10.77%	2.71%	4.46%	Mar 22, 2002
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	10.77%	2.31%	4.23%	Mar 22, 2002
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.00%	2.21%	3.81%	Mar 22, 2002
Russell 3000�� Index	Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	3.78%	Mar 22, 2002	4.31%	Mar 31, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
U.S. Long Short Momentum Fund (First Prospectus Summary) | U.S. Long Short Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	U.S. LONG SHORT MOMENTUM FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The U.S. Long Short Momentum Fund (the "Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 231% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	231.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each day the Advisor, using a quantitative methodology, ranks approximately seventy different industries based on several measures of momentum including price momentum. The Fund then buys long the common stock of companiesin the top ranked industries and may hedge broad market risk or sell short the common stock of companies in the lowest ranked industries. The Fund invests in equity securities, including small, mid, and large-capitalization securities,such as U.S. traded common stocks and American
Depositary Receipts ("ADRs"), but may also invest in derivative instruments, particularly when seeking "short"exposure, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the different sectors or industries to which the Fund is seeking exposure.  The Fund may invest in derivatives for hedging and non-hedging purposes. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC")market. The Fund also may enter into short sales of broad-based stock indicesfor hedging purposes in an effort to reduce portfolio risk or volatility.  While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions.
On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct significant trading activity at or just prior to the close of the
U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund's investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Sector Risk - Because the Fund seeks to gain exposure to different industries and sectors in the economy, from time to time, it may invest a significant percentage of the Fund's assets in issuers in a single industry or sector of the economy. To the extent the Fund has significant investment exposure to an industry or sector, such exposure may present more risks than if the Fund's investments were more broadly diversified. While the Fund's sector and industry exposure is expected to vary over time, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors and industries the Fund may have exposure to over time and should not be relied on as such.

   Basic Materials Sector Risk - To the extent that the Fund's investments are focused in issuers conducting business in the basic materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector.
   The prices of the securities of basic materials companies also may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

   Energy Sector Risk - To the extent that the Fund's investments are focused in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy and energy commodities sectors. The prices of the securities of energy companies also may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

   Financial Services Sector Risk - To the extent that the Fund's investments are focused in issuers conducting business in the financial services sector, the
   Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

   Real Estate Sector Risk - To the extent that the Fund's investments are focused in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Investments in real estate companies and REITs also may subject the Fund to the risks associated with the direct ownership of real estate. In addition to these risks, REITs are dependent on specialized management skills. These factors may increase the volatility of the Fund's investments in REITs.

   Technology Sector Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology Companies also may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the security sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to May 28, 2010, the Fund sought to achieve its objective using a different investment strategy;
therefore, the performance and average annual total returns shown for periods prior to May 28, 2010 may have differed had the Fund's current investment strategy been in effect during those periods.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 5.61%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 6/30/2003) 15.96%   (quarter ended 12/31/2008) -21.78%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
U.S. Long Short Momentum Fund (First Prospectus Summary) | U.S. Long Short Momentum Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.78%)
U.S. Long Short Momentum Fund | Russell 3000�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 22, 2002
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	4.31%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 31, 2004
U.S. Long Short Momentum Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Short Dividend Expense	rr_Component1OtherExpensesOverAssets	0.02%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.54%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,019
Annual Return 2003	rr_AnnualReturn2003	30.98%
Annual Return 2004	rr_AnnualReturn2004	10.30%
Annual Return 2005	rr_AnnualReturn2005	14.15%
Annual Return 2006	rr_AnnualReturn2006	11.30%
Annual Return 2007	rr_AnnualReturn2007	21.83%
Annual Return 2008	rr_AnnualReturn2008	(40.23%)
Annual Return 2009	rr_AnnualReturn2009	27.32%
Annual Return 2010	rr_AnnualReturn2010	10.77%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 22, 2002
U.S. Long Short Momentum Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 22, 2002
U.S. Long Short Momentum Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 22, 2002

Event Driven and Distressed Strategies Fund (First Prospectus Summary) | Event Driven and Distressed Strategies Fund
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND
INVESTMENT OBJECTIVE -
The Event Driven and Distressed Strategies Fund (the "Fund") seeks to achieve capital growth.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Event Driven and Distressed Strategies Fund H-Class Shares
Management Fees		0.90%
Distribution (12b-1) and/or Shareholder Service Fees		0.25%
Other Expenses		0.89%
Total Annual Fund Operating Expenses		2.04%
Fee Waiver and/or Expense Reimbursement	[1]	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.90%
[1]	The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep net operating expenses for H-Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, dividends on securities sold short, and extraordinary expenses ("Excluded Expenses")) from exceeding 1.90% of the Fund's H-Class Shares average daily net assets. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.90%. This Agreement may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue for at least twelve months from the date of this Prospectus.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses each period)
remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Event Driven and Distressed Strategies Fund H-Class Shares	193	597	1,026	2,222

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund's investment methodology is based on a systematic algorithm developed through extensive quantitative research that is designed to select and weight a basket of six liquid, investable factors: small cap and distressed equities, high yield (or "junk") bonds and credit, merger arbitrage and an illiquidity premium. In combination these six factors seek to target return characteristics similar to those of the universe of event driven hedge funds. Event driven hedge funds seek to profit from potential mispricings of the securities and the pricing spreads created by the risks related to a specific corporate transaction or market event. Such events can include: mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events.
Small cap equities, high yield bonds, and the equities of distressed companies combined with credit derivatives are a proxy for the primary instruments and exposures traded by distressed and opportunistic credit funds. A merger arbitrage index offers exposure to a liquid, diversified and broadly representative set of arbitrage positions on announced American and Western European merger and acquisition deals. The illiquidity factor seeks to represent the risk premium that may be achieved by holding illiquid securities. The factors and weights of those factors identified by the algorithm may change over time and may be long or short at any given time.

The Fund primarily seeks to obtain these exposures through swap agreements, but it also may invest in a combination of: domestic and foreign common stock;
American Depositary Receipts ("ADRs"); credit or equity-linked instruments, primarily consisting of structured notes and exchange traded notes ("ETNs");
exchange-traded funds ("ETFs"); other pooled investment vehicles; and other derivatives, primarily consisting of futures, options, and options on futures.
While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions.

Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. From time to time, the Fund also may enter into short sales and invest in short positions of certain of its portfolio investments. The Fund may invest in derivatives for hedging and non-hedging purposes, and on certain occasions, the Fund may employ leveraging techniques through the use of derivatives. On a day-to-day basis, the Fund may hold U.S.
government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The
Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Credit and Equity-Linked Derivative Investment Risk - The value of the Fund's investment in these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Exchange-Traded Notes Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its
ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund's investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization and Mid-Capitalization Securities Risk - The Fund is
subject to the risk that small-and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily
indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
rydex-sgi.com or by calling Rydex|SGI Client Services at 800.820.0888.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Event Driven and Distressed Strategies Fund (First Prospectus Summary) | Event Driven and Distressed Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	EVENT DRIVEN AND DISTRESSED STRATEGIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Event Driven and Distressed Strategies Fund (the "Fund") seeks to achieve capital growth.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses each period)
remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund's investment methodology is based on a systematic algorithm developed through extensive quantitative research that is designed to select and weight a basket of six liquid, investable factors: small cap and distressed equities, high yield (or "junk") bonds and credit, merger arbitrage and an illiquidity premium. In combination these six factors seek to target return characteristics similar to those of the universe of event driven hedge funds. Event driven hedge funds seek to profit from potential mispricings of the securities and the pricing spreads created by the risks related to a specific corporate transaction or market event. Such events can include: mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events.
Small cap equities, high yield bonds, and the equities of distressed companies combined with credit derivatives are a proxy for the primary instruments and exposures traded by distressed and opportunistic credit funds. A merger arbitrage index offers exposure to a liquid, diversified and broadly representative set of arbitrage positions on announced American and Western European merger and acquisition deals. The illiquidity factor seeks to represent the risk premium that may be achieved by holding illiquid securities. The factors and weights of those factors identified by the algorithm may change over time and may be long or short at any given time.

The Fund primarily seeks to obtain these exposures through swap agreements, but it also may invest in a combination of: domestic and foreign common stock;
American Depositary Receipts ("ADRs"); credit or equity-linked instruments, primarily consisting of structured notes and exchange traded notes ("ETNs");
exchange-traded funds ("ETFs"); other pooled investment vehicles; and other derivatives, primarily consisting of futures, options, and options on futures.
While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions.

Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. From time to time, the Fund also may enter into short sales and invest in short positions of certain of its portfolio investments. The Fund may invest in derivatives for hedging and non-hedging purposes, and on certain occasions, the Fund may employ leveraging techniques through the use of derivatives. On a day-to-day basis, the Fund may hold U.S.
government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The
Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Credit and Equity-Linked Derivative Investment Risk - The value of the Fund's investment in these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Exchange-Traded Notes Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its
ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund's investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization and Mid-Capitalization Securities Risk - The Fund is
subject to the risk that small-and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily
indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
rydex-sgi.com or by calling Rydex|SGI Client Services at 800.820.0888.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.820.0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Event Driven and Distressed Strategies Fund (First Prospectus Summary) | Event Driven and Distressed Strategies Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	with the approval of the Fund's Board of Trustees.
Event Driven and Distressed Strategies Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	193
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	597
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,026
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,222

[1]	The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep net operating expenses for H-Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, dividends on securities sold short, and extraordinary expenses ("Excluded Expenses")) from exceeding 1.90% of the Fund's H-Class Shares average daily net assets. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.90%. This Agreement may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue for at least twelve months from the date of this Prospectus.

Alternative Strategies Fund (First Prospectus Summary) | Alternative Strategies Fund
ALTERNATIVE STRATEGIES FUND
INVESTMENT OBJECTIVE -
The Alternative Strategies Fund (the "Fund") seeks to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Alternative Strategies Fund H-Class Shares
Management Fees		0.90%
Distribution (12b-1) and/or Shareholder Service Fees		0.25%
Other Expenses		0.93%
Total Annual Fund Operating Expenses		2.08%
Fee Waiver and/or Expense Reimbursement	[1]	0.19%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.89%
[1]	The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep net operating expenses for H-Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, dividends on securities sold short, and extraordinary expenses ("Excluded Expenses")) from exceeding 1.90% of the Fund's H-Class Shares average daily net assets. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.90%. This Agreement may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue for at least twelve months from the date of this Prospectus.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alternative Strategies Fund H-Class Shares	192	594	1,021	2,212

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund's investment methodology is based on a systematic and dynamic algorithm developed through extensive quantitative research that is designed to select and weight a basket of liquid, investable factors that, when combined, target return characteristics similar to those of funds of hedge funds that invest in a broad cross-section of alternative strategies. Alternative strategies generally refer to non-traditional investment strategies or those that involve investment techniques other than long-only investments in traditional asset classes such as stocks and bonds. The most common alternative strategies are long/short equities, relative value/arbitrage strategies, event driven strategies, and global macro strategies. The factors and weights of those factors identified by the algorithm may change over time and may be long or short at any given time. Potential factors include U.S., foreign and emerging market equity securities, currencies, and financial instruments that provide exposure to short-term interest rates.

The Fund will seek to gain exposure to the factors selected by the algorithm by investing primarily in futures, options, options on futures, forward contracts, and swap agreements whose performance is expected to correspond to the performance of the factors. The Fund also may invest in a combination of:
domestic and foreign common stock; American Depositary Receipts ("ADRs"); credit or equity-linked instruments, primarily consisting of exchange-traded notes
("ETNs") and structured notes; exchange-traded funds ("ETFs"); and other pooled investment vehicles. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the
Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. From time to time, the Fund may enter into short sales and invest in short positions of certain of its portfolio investments. The Fund may invest in derivatives for hedging and non-hedging purposes, and also may employ leveraging techniques through the use of derivatives. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The
Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Credit and Equity-Linked Derivative Investment Risk - The value of the Fund's investment in these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Exchange-Traded Notes Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund's investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization and Mid-Capitalization Securities Risk - The Fund is
subject to the risk that small-and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of abroad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future.

Updated performance information is available on the Fund's website at
rydex-sgi.com or by calling Rydex|SGI Client Services at 800.820.0888.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Alternative Strategies Fund (First Prospectus Summary) | Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ALTERNATIVE STRATEGIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Alternative Strategies Fund (the "Fund") seeks to achieve long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund's investment methodology is based on a systematic and dynamic algorithm developed through extensive quantitative research that is designed to select and weight a basket of liquid, investable factors that, when combined, target return characteristics similar to those of funds of hedge funds that invest in a broad cross-section of alternative strategies. Alternative strategies generally refer to non-traditional investment strategies or those that involve investment techniques other than long-only investments in traditional asset classes such as stocks and bonds. The most common alternative strategies are long/short equities, relative value/arbitrage strategies, event driven strategies, and global macro strategies. The factors and weights of those factors identified by the algorithm may change over time and may be long or short at any given time. Potential factors include U.S., foreign and emerging market equity securities, currencies, and financial instruments that provide exposure to short-term interest rates.

The Fund will seek to gain exposure to the factors selected by the algorithm by investing primarily in futures, options, options on futures, forward contracts, and swap agreements whose performance is expected to correspond to the performance of the factors. The Fund also may invest in a combination of:
domestic and foreign common stock; American Depositary Receipts ("ADRs"); credit or equity-linked instruments, primarily consisting of exchange-traded notes
("ETNs") and structured notes; exchange-traded funds ("ETFs"); and other pooled investment vehicles. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the
Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. From time to time, the Fund may enter into short sales and invest in short positions of certain of its portfolio investments. The Fund may invest in derivatives for hedging and non-hedging purposes, and also may employ leveraging techniques through the use of derivatives. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The
Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Credit and Equity-Linked Derivative Investment Risk - The value of the Fund's investment in these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Exchange-Traded Notes Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund's investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization and Mid-Capitalization Securities Risk - The Fund is
subject to the risk that small-and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of abroad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future.

Updated performance information is available on the Fund's website at
rydex-sgi.com or by calling Rydex|SGI Client Services at 800.820.0888.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.820.0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Alternative Strategies Fund (First Prospectus Summary) | Alternative Strategies Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This Agreement may be terminated only with the approval of the Fund's Board of Trustees.
Alternative Strategies Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.93%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,212

[1]	The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep net operating expenses for H-Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, dividends on securities sold short, and extraordinary expenses ("Excluded Expenses")) from exceeding 1.90% of the Fund's H-Class Shares average daily net assets. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.90%. This Agreement may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue for at least twelve months from the date of this Prospectus.

Long Short Equity Strategy Fund (First Prospectus Summary) | Long Short Equity Strategy Fund
LONG SHORT EQUITY STRATEGY FUND
INVESTMENT OBJECTIVE -
The Long Short Equity Strategy Fund (the "Fund") seeks to achieve long-term capital appreciation with less volatility than the S&P 500® Index.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Long Short Equity Strategy Fund H-Class Shares
Management Fees		0.90%
Distribution (12b-1) and/or Shareholder Service Fees		0.25%
Short Dividend Expense		0.41%
Short Interest Expense		0.06%
Remaining Other Expenses		0.88%
Other Expenses		1.35%
Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses	[1]	2.54%
Fee Waiver and/or Expense Reimbursement	[2]	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	2.40%
[1]	The Total Annual Fund Operating Expenses in this fee table (before and after any fee waivers and/or expense reimbursements) may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[2]	The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep net operating expenses for H-Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, dividends on securities sold short, and extraordinary expenses ("Excluded Expenses")) from exceeding 1.90% of the Fund's H-Class Shares average daily net assets. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.90%. This Agreement may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue for at least twelve months from the date of this Prospectus.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses (including one year of capped expenses each period)
remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Long Short Equity Strategy Fund H-Class Shares	243	748	1,280	2,736

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 142% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund's investment methodology is based on a systematic and dynamic algorithm developed through extensive quantitative research that is designed to select and weight a basket of liquid, investable factors that, when combined, target return characteristics similar to those of the broad universe of long short equity hedge funds. Long short equity hedge funds typically buy stocks that the hedge fund managers expect will appreciate, and concurrently either sell short stocks that the hedge fund managers expect will decline in value or hedge market or sector exposures. The factors and weights of those factors identified by the algorithm may change over time and may be long or short at any given time. Potential factors include different market capitalization categories, growth, value, momentum, international, emerging markets, and various market sectors.

The Fund will seek to gain exposure to the factors selected by the algorithm by investing primarily in futures, options, options on futures, forward contracts, and swap agreements whose performance is expected to correspond to the performance of the factors. The Fund also may invest in a combination of:
domestic and foreign common stock; American Depositary Receipts ("ADRs"); credit or equity-linked instruments, primarily consisting of exchange-traded notes
("ETNs") and structured notes; exchange-traded funds ("ETFs"); and other pooled investment vehicles. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. The Fund also intends to enter into short sales and invest in short positions of certain of its portfolio investments. The Fund may invest in derivatives for hedging and non-hedging purposes, and on certain occasions, the
Fund may employ leveraging techniques through the use of derivatives. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, and/or derivatives thereof. This is a non-fundamental policy that can be changed by the
Fund upon 60 days' prior notice to shareholders.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The
Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Credit and Equity-Linked Derivative Investment Risk - The value of the Fund's investment in these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Exchange-Traded Notes Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its
ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund's investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization and Mid-Capitalization Securities Risk - The Fund is
subject to the risk that small-and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
rydex-sgi.com or by calling Rydex|SGI Client Services at 800.820.0888.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Long Short Equity Strategy Fund (First Prospectus Summary) | Long Short Equity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LONG SHORT EQUITY STRATEGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Long Short Equity Strategy Fund (the "Fund") seeks to achieve long-term capital appreciation with less volatility than the S&P 500® Index.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 142% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table (before and after any fee waivers and/or expense reimbursements) may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses (including one year of capped expenses each period)
remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund's investment methodology is based on a systematic and dynamic algorithm developed through extensive quantitative research that is designed to select and weight a basket of liquid, investable factors that, when combined, target return characteristics similar to those of the broad universe of long short equity hedge funds. Long short equity hedge funds typically buy stocks that the hedge fund managers expect will appreciate, and concurrently either sell short stocks that the hedge fund managers expect will decline in value or hedge market or sector exposures. The factors and weights of those factors identified by the algorithm may change over time and may be long or short at any given time. Potential factors include different market capitalization categories, growth, value, momentum, international, emerging markets, and various market sectors.

The Fund will seek to gain exposure to the factors selected by the algorithm by investing primarily in futures, options, options on futures, forward contracts, and swap agreements whose performance is expected to correspond to the performance of the factors. The Fund also may invest in a combination of:
domestic and foreign common stock; American Depositary Receipts ("ADRs"); credit or equity-linked instruments, primarily consisting of exchange-traded notes
("ETNs") and structured notes; exchange-traded funds ("ETFs"); and other pooled investment vehicles. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. The Fund also intends to enter into short sales and invest in short positions of certain of its portfolio investments. The Fund may invest in derivatives for hedging and non-hedging purposes, and on certain occasions, the
Fund may employ leveraging techniques through the use of derivatives. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, and/or derivatives thereof. This is a non-fundamental policy that can be changed by the
Fund upon 60 days' prior notice to shareholders.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The
Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Credit and Equity-Linked Derivative Investment Risk - The value of the Fund's investment in these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Exchange-Traded Notes Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its
ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund's investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization and Mid-Capitalization Securities Risk - The Fund is
subject to the risk that small-and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
rydex-sgi.com or by calling Rydex|SGI Client Services at 800.820.0888.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.820.0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Long Short Equity Strategy Fund (First Prospectus Summary) | Long Short Equity Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This Agreement may be terminated only with the approval of the Fund's Board of Trustees.
Long Short Equity Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Short Dividend Expense	rr_Component1OtherExpensesOverAssets	0.41%
Short Interest Expense	rr_Component2OtherExpensesOverAssets	0.06%
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.88%
Other Expenses	rr_OtherExpensesOverAssets	1.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.40%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	243
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	748
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,736

[1]	The Total Annual Fund Operating Expenses in this fee table (before and after any fee waivers and/or expense reimbursements) may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[2]	The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep net operating expenses for H-Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, dividends on securities sold short, and extraordinary expenses ("Excluded Expenses")) from exceeding 1.90% of the Fund's H-Class Shares average daily net assets. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.90%. This Agreement may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue for at least twelve months from the date of this Prospectus.

Long Short Interest Rate Strategy Fund (First Prospectus Summary) | Long Short Interest Rate Strategy Fund
LONG SHORT INTEREST RATE STRATEGY FUND
INVESTMENT OBJECTIVE -
The Long Short Interest Rate Strategy Fund (the "Fund") seeks to maximize total return by taking advantage of price movements in the U.S. Treasury bond market.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that
you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Long Short Interest Rate Strategy Fund H-Class Shares
Management Fees	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.54%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Long Short Interest Rate Strategy Fund H-Class Shares	157	486	839	1,834

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 0%
of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund seeks to achieve its investment objective by investing in accordance with a highly quantitative investment model that is designed to identify a short-term interest rate outlook expressed in terms of exposure to the U.S.
Treasury bond market. It is expected that the model will enable the Fund to potentially benefit from interest rate trends while also enabling it to take advantage of short-term deviations in such trends.

In executing this strategy, the Fund's Sub-Advisor manages the investment model to determine an interest rate outlook. The model evaluates and ranks factors in
3 primary categories: (1) economic outlook based on various macro-economic factors; (2) inflationary expectations based on such factors as precious metals, commodities and other price movements; and (3) investor psychology as demonstrated by the level of market reaction not explained by the economic outlook and inflationary expectations. The interest rate outlook generated by the model determines the portfolio's target duration ranging from fully bullish, with a target duration of 11 years, to fully bearish, with a target duration of negative 11 years. If the outlook is indeterminate, the Advisor will target a neutral portfolio duration of approximately 5.5 years. A neutral portfolio seeks to generate a return that is representative of the return of the overall
Treasury market. Intermediate levels also may be established based on the interest rate outlook. The Sub-Advisor sends the model's signals to the Advisor and the Advisor reviews the rate outlook determined by the model monthly to both manage risk and to seek to take advantage of short-term deviations in the general business cycle trend in interest rates.

On a day-to-day basis, the Fund invests substantially all of its net assets in cash, U.S. Treasury Bills, Notes, and Bonds as well as futures linked to those instruments, and exchange-traded funds ("ETFs"). The Fund also may invest in options, futures and swap agreements for hedging and non-hedging purposes, such as to manage the effective duration of the portfolio or as a substitute for direct investment. By focusing primarily on U.S. Treasury securities and
Treasury-related futures and ETFs, the strategy minimizes or eliminates the risks (prepayment, currency, liquidity, etc.) inherent in many other fixed income management approaches. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the
Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future.

Updated performance information is available on the Fund's website at
rydex-sgi.com or by calling Rydex|SGI Client Services at 800.820.0888.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Long Short Interest Rate Strategy Fund (First Prospectus Summary) | Long Short Interest Rate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LONG SHORT INTEREST RATE STRATEGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Long Short Interest Rate Strategy Fund (the "Fund") seeks to maximize total return by taking advantage of price movements in the U.S. Treasury bond market.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 0%
of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing in accordance with a highly quantitative investment model that is designed to identify a short-term interest rate outlook expressed in terms of exposure to the U.S.
Treasury bond market. It is expected that the model will enable the Fund to potentially benefit from interest rate trends while also enabling it to take advantage of short-term deviations in such trends.

In executing this strategy, the Fund's Sub-Advisor manages the investment model to determine an interest rate outlook. The model evaluates and ranks factors in
3 primary categories: (1) economic outlook based on various macro-economic factors; (2) inflationary expectations based on such factors as precious metals, commodities and other price movements; and (3) investor psychology as demonstrated by the level of market reaction not explained by the economic outlook and inflationary expectations. The interest rate outlook generated by the model determines the portfolio's target duration ranging from fully bullish, with a target duration of 11 years, to fully bearish, with a target duration of negative 11 years. If the outlook is indeterminate, the Advisor will target a neutral portfolio duration of approximately 5.5 years. A neutral portfolio seeks to generate a return that is representative of the return of the overall
Treasury market. Intermediate levels also may be established based on the interest rate outlook. The Sub-Advisor sends the model's signals to the Advisor and the Advisor reviews the rate outlook determined by the model monthly to both manage risk and to seek to take advantage of short-term deviations in the general business cycle trend in interest rates.

On a day-to-day basis, the Fund invests substantially all of its net assets in cash, U.S. Treasury Bills, Notes, and Bonds as well as futures linked to those instruments, and exchange-traded funds ("ETFs"). The Fund also may invest in options, futures and swap agreements for hedging and non-hedging purposes, such as to manage the effective duration of the portfolio or as a substitute for direct investment. By focusing primarily on U.S. Treasury securities and
Treasury-related futures and ETFs, the strategy minimizes or eliminates the risks (prepayment, currency, liquidity, etc.) inherent in many other fixed income management approaches. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the
Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future.

Updated performance information is available on the Fund's website at
rydex-sgi.com or by calling Rydex|SGI Client Services at 800.820.0888.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.820.0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Long Short Interest Rate Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,834

All-Asset Conservative Strategy Fund (First Prospectus Summary) | All-Asset Conservative Strategy Fund
ALL-ASSET CONSERVATIVE STRATEGY FUND
INVESTMENT OBJECTIVE -
The All-Asset Conservative Strategy Fund (the "Fund")
seeks to primarily provide preservation of capital and, secondarily, long-term growth of capital.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that
you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		All-Asset Conservative Strategy Fund H-Class Shares
Management Fees		none
Distribution (12b-1) and/or Shareholder Service Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses		1.43%
Total Annual Fund Operating Expenses	[1]	1.43%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
All-Asset Conservative Strategy Fund H-Class Shares	146	452	782	1,713

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a conservative allocation to underlying funds that invest in stocks, and a greater allocation to underlying funds that invest in bonds and money market securities as compared to other Asset Allocation Funds. The Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the underlying funds listed below. Unless otherwise noted, each underlying fund listed below is a series of the Trust.

     •  Domestic Equity Funds: S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund,
        Mid-Cap 1.5x Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap
        400 Pure Value Fund, Nova Fund, Russell 2000® 1.5x Strategy Fund, Russell
        2000® Fund, S&P 500 Fund, U.S. Long Short Momentum Fund, S&P SmallCap 600
        Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Large Cap Value Fund,
        Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap
        Value Fund, and Small Cap Growth Fund (the Large Cap Value Fund, Large Cap
        Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund
        and Small Cap Growth Fund are separate series of Security Equity Fund)

     •  Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy
        Fund, High Yield Strategy Fund, High Yield Series, U.S. Intermediate Bond
        Series, and U.S. Government Money Market Fund (the High Yield Series and
        U.S. Intermediate Bond Series are separate series of Security Equity Fund)

     •  International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy
        Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x
        Strategy Fund and Global Fund (the Global Fund is a series of the Security
        Equity Fund)

     •  Alternatives and Specialty Funds: Multi-Hedge Strategies Fund, Commodities
        Strategy Fund, Managed Futures Strategy Fund, Real Estate Fund, Long/Short
        Commodities Strategy Fund, Long Short Interest Rate Strategy Fund, Event
        Driven and Distressed Strategies Fund, Alternative Strategies Fund, and
        Long Short Equity Strategy Fund

The Fund may also invest in exchange-traded funds ("ETFs"), other pooled investment vehicles, and derivatives, primarily consisting of index swaps, futures contracts, and options on securities, futures contracts and indices to enable the Fund to pursue its investment objective efficiently in gaining or hedging exposure to various market factors or to better manage its risk and cash positions. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Conflicts of Interest Risk - The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor may also be responsible for managing affiliated underlying funds.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to an underlying fund or the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Credit Risk - The Fund and certain of the underlying funds could lose money if the issuer or guarantor of a debt instrument in which the Fund or underlying fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk - The Fund's and certain of the underlying funds' indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund and certain of the underlying funds also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's and certain of the underlying funds' investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Energy Sector Concentration Risk - To the extent that certain of the underlying funds' investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy sector companies also may fluctuate widely in response to such events.

Exchange-Traded Notes (ETNs) Risk - Certain of the underlying funds may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An underlying fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - An underlying fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, an underlying fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund and certain of the underlying funds may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Fund of Funds Risk - By investing in the underlying funds indirectly through the
Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Geographic Concentration in Europe Risk - Because a significant portion of the assets of certain of the underlying funds are invested in a specific geographical region, the value of its investments and the NAV of the Fund could decline more dramatically as a result of adverse events affecting Europe.

Geographic Concentration in Japan Risk - Targeting Japan could hurt certain of the underlying funds' performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Risk - Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as
"junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Income Risk - Income risk involves the potential for a decline in the yield of certain of the Fund's investments, including stocks, bonds, ETFs, and Unit
Investment Trusts ("UITs"). For example, interest and/or dividend income produced by certain of the Fund's investments will vary over time, which may cause the Fund's value to fluctuate.

Industry and Real Estate Sector Concentration Risk - The risk of concentrating certain of the underlying funds' investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not have exposure to concentrated investments.
To the extent that certain of the underlying funds' investments are concentrated in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of real estate companies also may fluctuate widely in response to such events.

Interest Rate Risk - The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - Certain of the underlying funds may each invest in wholly-owned and controlled Cayman Islands subsidiaries (each a
"Subsidiary" and together, the "Subsidiaries"). The Subsidiaries are not registered under the Investment Company Act of 1940 and are not subject to all of the investor protections of the Investment Company Act of 1940. Thus, certain of the underlying funds, as investors in the Subsidiaries, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which certain of the underlying funds and the Subsidiaries, respectively, are organized, could result in the inability of the underlying funds and/or the
Subsidiaries to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund and certain of the underlying funds, such as the Fund's and underlying funds' use of derivatives and other commodity-linked financial instruments to seek to achieve their respective investment objectives, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk - A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund or certain underlying funds may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Large-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure generally, and certain of the underlying funds achieve leveraged exposure to their respective benchmarks or underlying indices through the use of derivative instruments. The Fund's and underlying funds' investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The more the Fund or an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Because the use of such instruments may be an integral part of certain underlying funds' investment strategies, the use of such instruments may expose the underlying fund and thus, the Fund, to potentially dramatic losses or gains in the value of their respective portfolios. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund and certain of the underlying funds to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund and certain of the underlying funds to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

OTC Trading Risk - Certain of the derivatives in which the Fund and certain of the underlying funds may invest may be traded (and privately negotiated) in the
OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect certain of the underlying funds' ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Stable Price Per Share Risk - Certain of the underlying funds' assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of  $1.00 per share. Although the underlying fund is managed to maintain a stable price per share of  $1.00, there is no guarantee that the price will be constantly maintained and it is possible to lose money.

Tax Risk - Certain of the underlying funds currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries, which may invest in commodity-linked derivative instruments and other similar instruments in compliance with private letter rulings issued by the Internal Revenue Service to certain of the underlying funds. To the extent the an affiliated underlying fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause certain of the underlying funds' performance to match or correlate to that of the underlying funds' respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund's investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error.
Tracking error may cause an underlying fund's and, thus the Fund's, performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the Synthetic
All-Asset Conservative Strategy Benchmark, the composition of which is representative of the industry standard for a conservative investment portfolio. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 2.94%.

Highest Quarter Return                       Lowest Quarter Return
(quarter ended 9/30/2009) 8.60%   (quarter ended 3/31/2009) -9.14%

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below.
After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns All-Asset Conservative Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 1 Year, Secondary	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
H-Class Shares	Return Before Taxes	7.50%		3.41%	Jun 30, 2006
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	7.17%		2.67%	Jun 30, 2006
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.87%		2.49%	Jun 30, 2006
Synthetic All-Asset Conservative Strategy Benchmark	Synthetic All-Asset Conservative Strategy Benchmark (reflects no deduction for fees, expenses or taxes)	10.53%		5.27%	Jun 30, 2006
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	14.39%	1.94%	Jun 30, 2006	1.63%	Jun 30, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
All-Asset Conservative Strategy Fund (First Prospectus Summary) | All-Asset Conservative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ALL-ASSET CONSERVATIVE STRATEGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The All-Asset Conservative Strategy Fund (the "Fund")
seeks to primarily provide preservation of capital and, secondarily, long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a conservative allocation to underlying funds that invest in stocks, and a greater allocation to underlying funds that invest in bonds and money market securities as compared to other Asset Allocation Funds. The Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the underlying funds listed below. Unless otherwise noted, each underlying fund listed below is a series of the Trust.

     •  Domestic Equity Funds: S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund,
        Mid-Cap 1.5x Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap
        400 Pure Value Fund, Nova Fund, Russell 2000® 1.5x Strategy Fund, Russell
        2000® Fund, S&P 500 Fund, U.S. Long Short Momentum Fund, S&P SmallCap 600
        Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Large Cap Value Fund,
        Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap
        Value Fund, and Small Cap Growth Fund (the Large Cap Value Fund, Large Cap
        Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund
        and Small Cap Growth Fund are separate series of Security Equity Fund)

     •  Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy
        Fund, High Yield Strategy Fund, High Yield Series, U.S. Intermediate Bond
        Series, and U.S. Government Money Market Fund (the High Yield Series and
        U.S. Intermediate Bond Series are separate series of Security Equity Fund)

     •  International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy
        Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x
        Strategy Fund and Global Fund (the Global Fund is a series of the Security
        Equity Fund)

     •  Alternatives and Specialty Funds: Multi-Hedge Strategies Fund, Commodities
        Strategy Fund, Managed Futures Strategy Fund, Real Estate Fund, Long/Short
        Commodities Strategy Fund, Long Short Interest Rate Strategy Fund, Event
        Driven and Distressed Strategies Fund, Alternative Strategies Fund, and
        Long Short Equity Strategy Fund

The Fund may also invest in exchange-traded funds ("ETFs"), other pooled investment vehicles, and derivatives, primarily consisting of index swaps, futures contracts, and options on securities, futures contracts and indices to enable the Fund to pursue its investment objective efficiently in gaining or hedging exposure to various market factors or to better manage its risk and cash positions. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Conflicts of Interest Risk - The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor may also be responsible for managing affiliated underlying funds.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to an underlying fund or the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Credit Risk - The Fund and certain of the underlying funds could lose money if the issuer or guarantor of a debt instrument in which the Fund or underlying fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk - The Fund's and certain of the underlying funds' indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund and certain of the underlying funds also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's and certain of the underlying funds' investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Energy Sector Concentration Risk - To the extent that certain of the underlying funds' investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy sector companies also may fluctuate widely in response to such events.

Exchange-Traded Notes (ETNs) Risk - Certain of the underlying funds may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An underlying fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - An underlying fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, an underlying fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund and certain of the underlying funds may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Fund of Funds Risk - By investing in the underlying funds indirectly through the
Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Geographic Concentration in Europe Risk - Because a significant portion of the assets of certain of the underlying funds are invested in a specific geographical region, the value of its investments and the NAV of the Fund could decline more dramatically as a result of adverse events affecting Europe.

Geographic Concentration in Japan Risk - Targeting Japan could hurt certain of the underlying funds' performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Risk - Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as
"junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Income Risk - Income risk involves the potential for a decline in the yield of certain of the Fund's investments, including stocks, bonds, ETFs, and Unit
Investment Trusts ("UITs"). For example, interest and/or dividend income produced by certain of the Fund's investments will vary over time, which may cause the Fund's value to fluctuate.

Industry and Real Estate Sector Concentration Risk - The risk of concentrating certain of the underlying funds' investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not have exposure to concentrated investments.
To the extent that certain of the underlying funds' investments are concentrated in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of real estate companies also may fluctuate widely in response to such events.

Interest Rate Risk - The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - Certain of the underlying funds may each invest in wholly-owned and controlled Cayman Islands subsidiaries (each a
"Subsidiary" and together, the "Subsidiaries"). The Subsidiaries are not registered under the Investment Company Act of 1940 and are not subject to all of the investor protections of the Investment Company Act of 1940. Thus, certain of the underlying funds, as investors in the Subsidiaries, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which certain of the underlying funds and the Subsidiaries, respectively, are organized, could result in the inability of the underlying funds and/or the
Subsidiaries to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund and certain of the underlying funds, such as the Fund's and underlying funds' use of derivatives and other commodity-linked financial instruments to seek to achieve their respective investment objectives, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk - A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund or certain underlying funds may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Large-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure generally, and certain of the underlying funds achieve leveraged exposure to their respective benchmarks or underlying indices through the use of derivative instruments. The Fund's and underlying funds' investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The more the Fund or an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Because the use of such instruments may be an integral part of certain underlying funds' investment strategies, the use of such instruments may expose the underlying fund and thus, the Fund, to potentially dramatic losses or gains in the value of their respective portfolios. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund and certain of the underlying funds to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund and certain of the underlying funds to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

OTC Trading Risk - Certain of the derivatives in which the Fund and certain of the underlying funds may invest may be traded (and privately negotiated) in the
OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect certain of the underlying funds' ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Stable Price Per Share Risk - Certain of the underlying funds' assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of  $1.00 per share. Although the underlying fund is managed to maintain a stable price per share of  $1.00, there is no guarantee that the price will be constantly maintained and it is possible to lose money.

Tax Risk - Certain of the underlying funds currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries, which may invest in commodity-linked derivative instruments and other similar instruments in compliance with private letter rulings issued by the Internal Revenue Service to certain of the underlying funds. To the extent the an affiliated underlying fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause certain of the underlying funds' performance to match or correlate to that of the underlying funds' respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund's investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error.
Tracking error may cause an underlying fund's and, thus the Fund's, performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the Synthetic
All-Asset Conservative Strategy Benchmark, the composition of which is representative of the industry standard for a conservative investment portfolio. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 2.94%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                       Lowest Quarter Return
(quarter ended 9/30/2009) 8.60%   (quarter ended 3/31/2009) -9.14%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below.
After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
All-Asset Conservative Strategy Fund (First Prospectus Summary) | All-Asset Conservative Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.14%)
All-Asset Conservative Strategy Fund | Synthetic All-Asset Conservative Strategy Benchmark
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Synthetic All-Asset Conservative Strategy Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Conservative Strategy Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 1 Year, Secondary	ck0000899148_AverageAnnualReturnYear01Secondary	14.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	1.63%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Jun 30, 2006
All-Asset Conservative Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,713
Annual Return 2007	rr_AnnualReturn2007	6.94%
Annual Return 2008	rr_AnnualReturn2008	(9.78%)
Annual Return 2009	rr_AnnualReturn2009	5.77%
Annual Return 2010	rr_AnnualReturn2010	7.50%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Conservative Strategy Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Conservative Strategy Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

All-Asset Moderate Strategy Fund (First Prospectus Summary) | All-Asset Moderate Strategy Fund
ALL-ASSET MODERATE STRATEGY FUND
INVESTMENT OBJECTIVE -
The All-Asset Moderate Strategy Fund (the "Fund") seeks to primarily provide growth of capital and, secondarily, preservation of capital.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		All-Asset Moderate Strategy Fund H-Class Shares
Management Fees		none
Distribution (12b-1) and/or Shareholder Service Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses		1.56%
Total Annual Fund Operating Expenses	[1]	1.56%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
All-Asset Moderate Strategy Fund H-Class Shares	159	493	850	1,856

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 93% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a moderate allocation to underlying funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other Asset Allocation
Funds. The Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds and unless otherwise noted, each underlying fund listed below is a series of the Trust:

     •  Domestic Equity Funds: Russell 2000® 2x Strategy Fund, S&P 500 2x Strategy
        Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, Mid-Cap 1.5x
        Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value
        Fund, NASDAQ-100® Fund, Nova Fund, Russell 2000® 1.5x Strategy Fund,
        Russell 2000® Fund, S&P 500 Fund, U.S. Long Short Momentum Fund, S&P
        SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Security
        Equity Fund Large Cap Value Fund, Security Equity Fund, Large Cap Growth
        Fund, Security Equity Fund Mid Cap Value Fund, Security Equity Fund Mid
        Cap Growth Fund, Security Equity Fund Small Cap Value Fund, and Security
        Equity Fund Small Cap Growth Fund (the Large Cap Value Fund, Security
        Equity Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth
        Fund, Small Cap Value Fund, and Small Cap Growth Fund are series of Security
        Equity Fund)

     •  Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy
        Fund, High Yield Strategy Fund, Security Income Fund High Yield Series,
        Security Income Fund U.S. Intermediate Bond Series, and U.S. Government
        Money Market Fund (the High Yield Series and U.S. Intermediate Bond Series
        are series of Security Income Fund)

     •  International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy
        Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x
        Strategy Fund and Global Fund (the Global Fund is a series of Security
        Equity Fund)

     •  Alternatives and Specialty Funds: Multi-Hedge Strategies Fund, Commodities
        Strategy Fund, Managed Futures Strategy Fund, Real Estate Fund, Long/Short
        Commodities Strategy Fund, Long Short Interest Rate Strategy Fund, Event
        Driven and Distressed Strategies Fund, Alternative Strategies Fund, and
        Long Short Equity Strategy Fund

The Fund may also invest in exchange-traded funds ("ETFs"), other pooled investment vehicles, and derivatives, primarily consisting of index swaps, futures contracts, and options on securities, futures contracts and indices to enable the Fund to pursue its investment objective efficiently in gaining or hedging exposure to various market factors or to better manage its risk and cash positions. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Conflicts of Interest Risk - The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor may also be responsible for managing affiliated underlying funds.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to an underlying fund or the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Credit Risk - The Fund and certain of the underlying funds could lose money if the issuer or guarantor of a debt instrument in which the Fund or underlying fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk - The Fund's and certain of the underlying funds' indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund and certain of the underlying funds also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's and certain of the underlying funds' investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Energy Sector Concentration Risk - To the extent that certain of the underlying funds' investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy sector companies also may fluctuate widely in response to such events.

Exchange-Traded Notes (ETNs) Risk - Certain of the underlying funds may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An underlying fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - An underlying fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, an underlying fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund and certain of the underlying funds may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Fund of Funds Risk - By investing in the underlying funds indirectly through the
Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Geographic Concentration in Europe Risk - Because a significant portion of the assets of certain of the underlying funds are invested in a specific geographical region, the value of its investments and the NAV of the Fund could decline more dramatically as a result of adverse events affecting Europe.

Geographic Concentration in Japan Risk - Targeting Japan could hurt certain of the underlying funds' performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Risk - Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as
"junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Income Risk - Income risk involves the potential for a decline in the yield of certain of the Fund's investments, including stocks, bonds, ETFs, and Unit
Investment Trusts ("UITs"). For example, interest and/or dividend income produced by certain of the Fund's investments will vary over time, which may cause the Fund's value to fluctuate.

Industry and Sector Concentration Risk - The risk of concentrating certain of the underlying funds' investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not have exposure to concentrated investments.
To the extent that certain of the underlying funds' investments are concentrated in issuers conducting business in the real estate and/or technology sectors, the
Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of real estate and technology companies also may fluctuate widely in response to such events.

Interest Rate Risk - The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - Certain of the underlying funds may each invest in wholly-owned and controlled Cayman Islands subsidiaries (each a
"Subsidiary" and together, the "Subsidiaries"). The Subsidiaries are not registered under the Investment Company Act of 1940 and are not subject to all of the investor protections of the Investment Company Act of 1940. Thus, certain of the underlying funds, as investors in the Subsidiaries, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which certain of the underlying funds and the Subsidiaries, respectively, are organized, could result in the inability of the underlying funds and/or the
Subsidiaries to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund and certain of the underlying funds, such as the Fund's and underlying funds' use of derivatives and other commodity-linked financial instruments to seek to achieve their respective investment objectives, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk - A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund or certain underlying funds may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Large-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure generally, and certain of the underlying funds achieve leveraged exposure to their respective benchmarks or underlying indices through the use of derivative instruments. The Fund's and underlying funds' investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The more the Fund or an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Because the use of such instruments may be an integral part of certain underlying funds' investment strategies, the use of such instruments may expose the underlying fund and thus, the Fund, to potentially dramatic losses or gains in the value of their respective portfolios. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund and certain of the underlying funds to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund and certain of the underlying funds to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

OTC Trading Risk - Certain of the derivatives in which the Fund and certain of the underlying funds may invest may be traded (and privately negotiated) in the
OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect certain of the underlying funds' ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Stable Price Per Share Risk - Certain of the underlying funds' assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of  $1.00 per share. Although the underlying fund is managed to maintain a stable price per share of  $1.00, there is no guarantee that the price will be constantly maintained and it is possible to lose money.

Tax Risk - Certain of the underlying funds currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries, which may invest in commodity-linked derivative instruments and other similar instruments in compliance with private letter rulings issued by the Internal Revenue Service to certain of the underlying funds. To the extent the an affiliated underlying fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause certain of the underlying funds' performance to match or correlate to that of the underlying funds' respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund's investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error.
Tracking error may cause an underlying fund's and, thus the Fund's, performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the Synthetic
All-Asset Moderate Strategy Benchmark, the composition of which is representative of the industry standard for a moderate investment portfolio. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 3.00%.

Highest Quarter Return                        Lowest Quarter Return
(quarter ended 9/30/2009) 11.21%   (quarter ended 9/30/2008) -8.48%

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below.
After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns All-Asset Moderate Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
H-Class Shares	Return Before Taxes	8.57%	3.23%	Jun 30, 2006
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	8.31%	2.41%	Jun 30, 2006
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.57%	2.30%
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	1.94%	Jun 30, 2006
Synthetic All-Asset Moderate Strategy Benchmark	Synthetic All-Asset Moderate Strategy Benchmark (reflects no deduction for fees, expenses or taxes)	12.04%	4.32%	Jun 30, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
All-Asset Moderate Strategy Fund (First Prospectus Summary) | All-Asset Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ALL-ASSET MODERATE STRATEGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The All-Asset Moderate Strategy Fund (the "Fund") seeks to primarily provide growth of capital and, secondarily, preservation of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 93% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	93.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a moderate allocation to underlying funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other Asset Allocation
Funds. The Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds and unless otherwise noted, each underlying fund listed below is a series of the Trust:

     •  Domestic Equity Funds: Russell 2000® 2x Strategy Fund, S&P 500 2x Strategy
        Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, Mid-Cap 1.5x
        Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value
        Fund, NASDAQ-100® Fund, Nova Fund, Russell 2000® 1.5x Strategy Fund,
        Russell 2000® Fund, S&P 500 Fund, U.S. Long Short Momentum Fund, S&P
        SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Security
        Equity Fund Large Cap Value Fund, Security Equity Fund, Large Cap Growth
        Fund, Security Equity Fund Mid Cap Value Fund, Security Equity Fund Mid
        Cap Growth Fund, Security Equity Fund Small Cap Value Fund, and Security
        Equity Fund Small Cap Growth Fund (the Large Cap Value Fund, Security
        Equity Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth
        Fund, Small Cap Value Fund, and Small Cap Growth Fund are series of Security
        Equity Fund)

     •  Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy
        Fund, High Yield Strategy Fund, Security Income Fund High Yield Series,
        Security Income Fund U.S. Intermediate Bond Series, and U.S. Government
        Money Market Fund (the High Yield Series and U.S. Intermediate Bond Series
        are series of Security Income Fund)

     •  International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy
        Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x
        Strategy Fund and Global Fund (the Global Fund is a series of Security
        Equity Fund)

     •  Alternatives and Specialty Funds: Multi-Hedge Strategies Fund, Commodities
        Strategy Fund, Managed Futures Strategy Fund, Real Estate Fund, Long/Short
        Commodities Strategy Fund, Long Short Interest Rate Strategy Fund, Event
        Driven and Distressed Strategies Fund, Alternative Strategies Fund, and
        Long Short Equity Strategy Fund

The Fund may also invest in exchange-traded funds ("ETFs"), other pooled investment vehicles, and derivatives, primarily consisting of index swaps, futures contracts, and options on securities, futures contracts and indices to enable the Fund to pursue its investment objective efficiently in gaining or hedging exposure to various market factors or to better manage its risk and cash positions. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Conflicts of Interest Risk - The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor may also be responsible for managing affiliated underlying funds.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to an underlying fund or the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Credit Risk - The Fund and certain of the underlying funds could lose money if the issuer or guarantor of a debt instrument in which the Fund or underlying fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk - The Fund's and certain of the underlying funds' indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund and certain of the underlying funds also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's and certain of the underlying funds' investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Energy Sector Concentration Risk - To the extent that certain of the underlying funds' investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy sector companies also may fluctuate widely in response to such events.

Exchange-Traded Notes (ETNs) Risk - Certain of the underlying funds may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An underlying fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - An underlying fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, an underlying fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund and certain of the underlying funds may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Fund of Funds Risk - By investing in the underlying funds indirectly through the
Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Geographic Concentration in Europe Risk - Because a significant portion of the assets of certain of the underlying funds are invested in a specific geographical region, the value of its investments and the NAV of the Fund could decline more dramatically as a result of adverse events affecting Europe.

Geographic Concentration in Japan Risk - Targeting Japan could hurt certain of the underlying funds' performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Risk - Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as
"junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Income Risk - Income risk involves the potential for a decline in the yield of certain of the Fund's investments, including stocks, bonds, ETFs, and Unit
Investment Trusts ("UITs"). For example, interest and/or dividend income produced by certain of the Fund's investments will vary over time, which may cause the Fund's value to fluctuate.

Industry and Sector Concentration Risk - The risk of concentrating certain of the underlying funds' investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not have exposure to concentrated investments.
To the extent that certain of the underlying funds' investments are concentrated in issuers conducting business in the real estate and/or technology sectors, the
Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of real estate and technology companies also may fluctuate widely in response to such events.

Interest Rate Risk - The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - Certain of the underlying funds may each invest in wholly-owned and controlled Cayman Islands subsidiaries (each a
"Subsidiary" and together, the "Subsidiaries"). The Subsidiaries are not registered under the Investment Company Act of 1940 and are not subject to all of the investor protections of the Investment Company Act of 1940. Thus, certain of the underlying funds, as investors in the Subsidiaries, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which certain of the underlying funds and the Subsidiaries, respectively, are organized, could result in the inability of the underlying funds and/or the
Subsidiaries to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund and certain of the underlying funds, such as the Fund's and underlying funds' use of derivatives and other commodity-linked financial instruments to seek to achieve their respective investment objectives, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk - A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund or certain underlying funds may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Large-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure generally, and certain of the underlying funds achieve leveraged exposure to their respective benchmarks or underlying indices through the use of derivative instruments. The Fund's and underlying funds' investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The more the Fund or an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Because the use of such instruments may be an integral part of certain underlying funds' investment strategies, the use of such instruments may expose the underlying fund and thus, the Fund, to potentially dramatic losses or gains in the value of their respective portfolios. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund and certain of the underlying funds to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund and certain of the underlying funds to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

OTC Trading Risk - Certain of the derivatives in which the Fund and certain of the underlying funds may invest may be traded (and privately negotiated) in the
OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect certain of the underlying funds' ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Stable Price Per Share Risk - Certain of the underlying funds' assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of  $1.00 per share. Although the underlying fund is managed to maintain a stable price per share of  $1.00, there is no guarantee that the price will be constantly maintained and it is possible to lose money.

Tax Risk - Certain of the underlying funds currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries, which may invest in commodity-linked derivative instruments and other similar instruments in compliance with private letter rulings issued by the Internal Revenue Service to certain of the underlying funds. To the extent the an affiliated underlying fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause certain of the underlying funds' performance to match or correlate to that of the underlying funds' respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund's investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error.
Tracking error may cause an underlying fund's and, thus the Fund's, performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the Synthetic
All-Asset Moderate Strategy Benchmark, the composition of which is representative of the industry standard for a moderate investment portfolio. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 3.00%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                        Lowest Quarter Return
(quarter ended 9/30/2009) 11.21%   (quarter ended 9/30/2008) -8.48%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below.
After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
All-Asset Moderate Strategy Fund (First Prospectus Summary) | All-Asset Moderate Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.48%)
All-Asset Moderate Strategy Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Moderate Strategy Fund | Synthetic All-Asset Moderate Strategy Benchmark
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Synthetic All-Asset Moderate Strategy Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Moderate Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
Annual Return 2007	rr_AnnualReturn2007	6.44%
Annual Return 2008	rr_AnnualReturn2008	(17.52%)
Annual Return 2009	rr_AnnualReturn2009	12.62%
Annual Return 2010	rr_AnnualReturn2010	8.57%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Moderate Strategy Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Moderate Strategy Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.30%

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

All-Asset Aggressive Strategy Fund (First Prospectus Summary) | All-Asset Aggressive Strategy Fund
ALL-ASSET AGGRESSIVE STRATEGY FUND
INVESTMENT OBJECTIVE -
The All-Asset Aggressive Strategy Fund (the "Fund") seeks to primarily provide growth of capital.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		All-Asset Aggressive Strategy Fund H-Class Shares
Management Fees		none
Distribution (12b-1) and/or Shareholder Service Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses		1.60%
Total Annual Fund Operating Expenses	[1]	1.60%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
All-Asset Aggressive Strategy Fund H-Class Shares	163	505	871	1,900

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have an aggressive allocation to underlying funds that invest in stocks, and a lower allocation to underlying funds that invest in bonds as compared to other Asset Allocation Funds. The Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds and, unless otherwise noted, each underlying fund listed below is a series of the Trust:

•  Domestic Equity Funds: NASDAQ-100® 2x Strategy Fund, Nova Fund, Russell
   2000® 2x Strategy Fund, S&P 500 2x Strategy Fund, S&P 500 Pure Growth
   Fund, S&P 500 Pure Value Fund, Mid-Cap 1.5x Strategy Fund, S&P MidCap 400
   Pure Growth Fund, S&P MidCap 400 Pure Value Fund, Russell 2000® 1.5x
   Strategy Fund, Russell 2000® Fund, S&P 500 Fund, U.S. Long Short Momentum
   Fund, S&P SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund,
   Large Cap Value Fund, Security Equity Fund, Large Cap Growth Fund, Mid Cap
   Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, and Small Cap
   Growth Fund (the Large Cap Value Fund, Security Equity Fund, Large Cap
   Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund,
   and Small Cap Growth Fund are series of Security Equity Fund)

•  Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy
   Fund, High Yield Strategy Fund, High Yield Series, U.S. Intermediate Bond
   Series, and U.S. Government Money Market Fund (the High Yield Series and
   the U.S. Intermediate Bond Series are series of Security Income Fund)

•  International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy
   Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x
   Strategy Fund and Global Fund (the Global Fund is a series of Security
   Equity Fund)

•  Alternatives and Specialty Funds: Multi-Hedge Strategies Fund, Commodities
   Strategy Fund, Managed Futures Strategy Fund, Real Estate Fund, Long/Short
   Commodities Strategy Fund, Long Short Interest Rate Strategy Fund, Event
   Driven and Distressed Strategies Fund, Alternative Strategies Fund, and
   Long Short Equity Strategy Fund

The Fund may also invest in exchange-traded funds ("ETFs"), other pooled investment vehicles, and derivatives, primarily consisting of index swaps, futures contracts, and options on securities, futures contracts and indices to enable the Fund to pursue its investment objective efficiently in gaining or hedging exposure to various market factors or to better manage its risk and cash positions. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Conflicts of Interest Risk - The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor may also be responsible for managing affiliated underlying funds.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to an underlying fund or the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Credit Risk - The Fund and certain of the underlying funds could lose money if the issuer or guarantor of a debt instrument in which the Fund or underlying fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk - The Fund's and certain of the underlying funds' indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund and certain of the underlying funds also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's and certain of the underlying funds' investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Energy Sector Concentration Risk - To the extent that certain of the underlying funds' investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy sector companies also may fluctuate widely in response to such events.

Exchange-Traded Notes (ETNs) Risk - Certain of the underlying funds may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An underlying fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - An underlying fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, an underlying fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund and certain of the underlying funds may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Fund of Funds Risk - By investing in the underlying funds indirectly through the
Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Geographic Concentration in Europe Risk - Because a significant portion of the assets of certain of the underlying funds are invested in a specific geographical region, the value of its investments and the NAV of the Fund could decline more dramatically as a result of adverse events affecting Europe.

Geographic Concentration in Japan Risk - Targeting Japan could hurt certain of the underlying funds' performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Risk - Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as
"junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Income Risk - Income risk involves the potential for a decline in the yield of certain of the Fund's investments, including stocks, bonds, ETFs, and Unit
Investment Trusts ("UITs"). For example, interest and/or dividend income produced by certain of the Fund's investments will vary over time, which may cause the Fund's value to fluctuate.

Industry and Sector Concentration Risk - The risk of concentrating certain of the underlying funds' investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not have exposure to concentrated investments.
To the extent that certain of the underlying funds' investments are concentrated in issuers conducting business in the real estate and/or technology sectors, the
Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of real estate and technology companies also may fluctuate widely in response to such events.

Interest Rate Risk - The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - Certain of the underlying funds may each invest in wholly-owned and controlled Cayman Islands subsidiaries (each a
"Subsidiary" and together, the "Subsidiaries"). The Subsidiaries are not registered under the Investment Company Act of 1940 and are not subject to all of the investor protections of the Investment Company Act of 1940. Thus, certain of the underlying funds, as investors in the Subsidiaries, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which certain of the underlying funds and the Subsidiaries, respectively, are organized, could result in the inability of the underlying funds and/or the
Subsidiaries to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund and certain of the underlying funds, such as the Fund's and underlying funds' use of derivatives and other commodity-linked financial instruments to seek to achieve their respective investment objectives, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk - A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund or certain underlying funds may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Large-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure generally, and certain of the underlying funds achieve leveraged exposure to their respective benchmarks or underlying indices through the use of derivative instruments. The Fund's and underlying funds' investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The more the Fund or an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Because the use of such instruments may be an integral part of certain underlying funds' investment strategies, the use of such instruments may expose the underlying fund and thus, the Fund, to potentially dramatic losses or gains in the value of their respective portfolios. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund and certain of the underlying funds to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund and certain of the underlying funds to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

OTC Trading Risk - Certain of the derivatives in which the Fund and certain of the underlying funds may invest may be traded (and privately negotiated) in the
OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect certain of the underlying funds' ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Stable Price Per Share Risk - Certain of the underlying funds' assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of  $1.00 per share. Although the underlying fund is managed to maintain a stable price per share of  $1.00, there is no guarantee that the price will be constantly maintained and it is possible to lose money.

Tax Risk - Certain of the underlying funds currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries, which may invest in commodity-linked derivative instruments and other similar instruments in compliance with private letter rulings issued by the Internal Revenue Service to certain of the underlying funds. To the extent the an affiliated underlying fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause certain of the underlying funds' performance to match or correlate to that of the underlying funds' respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund's investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error.
Tracking error may cause an underlying fund's and, thus the Fund's, performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the Synthetic
All-Asset Aggressive Strategy Benchmark, the composition of which is representative of the industry standard for an aggressive investment portfolio. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 3.01%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 9/30/2009) 13.68%   (quarter ended 12/31/2008) -12.34%

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns All-Asset Aggressive Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
H-Class Shares	Return Before Taxes	11.26%	3.00%	Jun 30, 2006
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	11.14%	1.97%	Jun 30, 2006
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.32%	1.96%	Jun 30, 2006
Synthetic All-Asset Aggressive Strategy Benchmark	Synthetic All-Asset Aggressive Strategy Benchmark (reflects no deduction for fees, expenses or taxes)	13.73%	3.35%	Jun 30, 2006
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	1.94%	Jun 30, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
All-Asset Aggressive Strategy Fund (First Prospectus Summary) | All-Asset Aggressive Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ALL-ASSET AGGRESSIVE STRATEGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The All-Asset Aggressive Strategy Fund (the "Fund") seeks to primarily provide growth of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have an aggressive allocation to underlying funds that invest in stocks, and a lower allocation to underlying funds that invest in bonds as compared to other Asset Allocation Funds. The Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds and, unless otherwise noted, each underlying fund listed below is a series of the Trust:

•  Domestic Equity Funds: NASDAQ-100® 2x Strategy Fund, Nova Fund, Russell
   2000® 2x Strategy Fund, S&P 500 2x Strategy Fund, S&P 500 Pure Growth
   Fund, S&P 500 Pure Value Fund, Mid-Cap 1.5x Strategy Fund, S&P MidCap 400
   Pure Growth Fund, S&P MidCap 400 Pure Value Fund, Russell 2000® 1.5x
   Strategy Fund, Russell 2000® Fund, S&P 500 Fund, U.S. Long Short Momentum
   Fund, S&P SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund,
   Large Cap Value Fund, Security Equity Fund, Large Cap Growth Fund, Mid Cap
   Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, and Small Cap
   Growth Fund (the Large Cap Value Fund, Security Equity Fund, Large Cap
   Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund,
   and Small Cap Growth Fund are series of Security Equity Fund)

•  Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy
   Fund, High Yield Strategy Fund, High Yield Series, U.S. Intermediate Bond
   Series, and U.S. Government Money Market Fund (the High Yield Series and
   the U.S. Intermediate Bond Series are series of Security Income Fund)

•  International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy
   Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x
   Strategy Fund and Global Fund (the Global Fund is a series of Security
   Equity Fund)

•  Alternatives and Specialty Funds: Multi-Hedge Strategies Fund, Commodities
   Strategy Fund, Managed Futures Strategy Fund, Real Estate Fund, Long/Short
   Commodities Strategy Fund, Long Short Interest Rate Strategy Fund, Event
   Driven and Distressed Strategies Fund, Alternative Strategies Fund, and
   Long Short Equity Strategy Fund

The Fund may also invest in exchange-traded funds ("ETFs"), other pooled investment vehicles, and derivatives, primarily consisting of index swaps, futures contracts, and options on securities, futures contracts and indices to enable the Fund to pursue its investment objective efficiently in gaining or hedging exposure to various market factors or to better manage its risk and cash positions. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Conflicts of Interest Risk - The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor may also be responsible for managing affiliated underlying funds.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to an underlying fund or the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Credit Risk - The Fund and certain of the underlying funds could lose money if the issuer or guarantor of a debt instrument in which the Fund or underlying fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk - The Fund's and certain of the underlying funds' indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund and certain of the underlying funds also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's and certain of the underlying funds' investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Energy Sector Concentration Risk - To the extent that certain of the underlying funds' investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy sector companies also may fluctuate widely in response to such events.

Exchange-Traded Notes (ETNs) Risk - Certain of the underlying funds may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An underlying fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - An underlying fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, an underlying fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund and certain of the underlying funds may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Fund of Funds Risk - By investing in the underlying funds indirectly through the
Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Geographic Concentration in Europe Risk - Because a significant portion of the assets of certain of the underlying funds are invested in a specific geographical region, the value of its investments and the NAV of the Fund could decline more dramatically as a result of adverse events affecting Europe.

Geographic Concentration in Japan Risk - Targeting Japan could hurt certain of the underlying funds' performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Risk - Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as
"junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Income Risk - Income risk involves the potential for a decline in the yield of certain of the Fund's investments, including stocks, bonds, ETFs, and Unit
Investment Trusts ("UITs"). For example, interest and/or dividend income produced by certain of the Fund's investments will vary over time, which may cause the Fund's value to fluctuate.

Industry and Sector Concentration Risk - The risk of concentrating certain of the underlying funds' investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not have exposure to concentrated investments.
To the extent that certain of the underlying funds' investments are concentrated in issuers conducting business in the real estate and/or technology sectors, the
Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of real estate and technology companies also may fluctuate widely in response to such events.

Interest Rate Risk - The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - Certain of the underlying funds may each invest in wholly-owned and controlled Cayman Islands subsidiaries (each a
"Subsidiary" and together, the "Subsidiaries"). The Subsidiaries are not registered under the Investment Company Act of 1940 and are not subject to all of the investor protections of the Investment Company Act of 1940. Thus, certain of the underlying funds, as investors in the Subsidiaries, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which certain of the underlying funds and the Subsidiaries, respectively, are organized, could result in the inability of the underlying funds and/or the
Subsidiaries to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund and certain of the underlying funds, such as the Fund's and underlying funds' use of derivatives and other commodity-linked financial instruments to seek to achieve their respective investment objectives, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk - A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund or certain underlying funds may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Large-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure generally, and certain of the underlying funds achieve leveraged exposure to their respective benchmarks or underlying indices through the use of derivative instruments. The Fund's and underlying funds' investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The more the Fund or an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Because the use of such instruments may be an integral part of certain underlying funds' investment strategies, the use of such instruments may expose the underlying fund and thus, the Fund, to potentially dramatic losses or gains in the value of their respective portfolios. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund and certain of the underlying funds to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund and certain of the underlying funds to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

OTC Trading Risk - Certain of the derivatives in which the Fund and certain of the underlying funds may invest may be traded (and privately negotiated) in the
OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect certain of the underlying funds' ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Stable Price Per Share Risk - Certain of the underlying funds' assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of  $1.00 per share. Although the underlying fund is managed to maintain a stable price per share of  $1.00, there is no guarantee that the price will be constantly maintained and it is possible to lose money.

Tax Risk - Certain of the underlying funds currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries, which may invest in commodity-linked derivative instruments and other similar instruments in compliance with private letter rulings issued by the Internal Revenue Service to certain of the underlying funds. To the extent the an affiliated underlying fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause certain of the underlying funds' performance to match or correlate to that of the underlying funds' respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund's investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error.
Tracking error may cause an underlying fund's and, thus the Fund's, performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the Synthetic
All-Asset Aggressive Strategy Benchmark, the composition of which is representative of the industry standard for an aggressive investment portfolio. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 3.01%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 9/30/2009) 13.68%   (quarter ended 12/31/2008) -12.34%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
All-Asset Aggressive Strategy Fund (First Prospectus Summary) | All-Asset Aggressive Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.34%)
All-Asset Aggressive Strategy Fund | Synthetic All-Asset Aggressive Strategy Benchmark
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Synthetic All-Asset Aggressive Strategy Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Aggressive Strategy Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Aggressive Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	871
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,900
Annual Return 2007	rr_AnnualReturn2007	6.33%
Annual Return 2008	rr_AnnualReturn2008	(25.00%)
Annual Return 2009	rr_AnnualReturn2009	18.75%
Annual Return 2010	rr_AnnualReturn2010	11.26%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Aggressive Strategy Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Aggressive Strategy Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

U.S. Government Money Market Fund (First Prospectus Summary) | U.S. Government Money Market Fund
U.S. GOVERNMENT MONEY MARKET FUND
INVESTMENT OBJECTIVE -
The U.S. Government Money Market Fund (the "Fund") seeks to provide security of principal, high current income, and liquidity.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses U.S. Government Money Market Fund	Advisor	Investor
Management Fees	0.50%	0.50%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	none
Other Expenses	0.69%	0.44%
Total Annual Fund Operating Expenses	1.44%	0.94%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example U.S. Government Money Market Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor	147	456	787	1,724
Investor	96	300	520	1,155

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. government securities. The Fund may also invest in 2a-7 eligible securities, including, but not limited to Eurodollar Time Deposits, securities issued by the International
Bank for Reconstruction and Development (the World Bank), and high-quality commercial paper certificates of deposit, and short-term corporate bonds. The Fund operates under U.S.Securities and Exchange Commission rules, which impose certain liquidity, maturity and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. government (and derivatives thereof).

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Income Risk - Income Risk involves the potential for decline in the Fund's yield
(the rate of dividends the Fund pays) in the event of declining interest rates.

Interest Rate Risk - The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Stable Price Per Share Risk - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of  $1.00 per share. Although the Fund is managed to maintain a stable price per share of
 $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Advisor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Advisor Class Shares and Investor Class Shares of the Fund as
an average over different periods of time.The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 0.00%.

Highest Quarter Return            Lowest Quarter Return
        (quarter ended 3/31/2001) 1.23%   (quarter ended 3/31/2010) 0.00%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns U.S. Government Money Market Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Advisor	Return Before Taxes	0.01%	1.67%	1.35%
Investor	Return Before Taxes	0.01%	1.98%	1.71%

YIELD Call 800.820.0888 for the Fund's current yield.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
U.S. Government Money Market Fund (First Prospectus Summary) | U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	U.S. GOVERNMENT MONEY MARKET FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The U.S. Government Money Market Fund (the "Fund") seeks to provide security of principal, high current income, and liquidity.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. government securities. The Fund may also invest in 2a-7 eligible securities, including, but not limited to Eurodollar Time Deposits, securities issued by the International
Bank for Reconstruction and Development (the World Bank), and high-quality commercial paper certificates of deposit, and short-term corporate bonds. The Fund operates under U.S.Securities and Exchange Commission rules, which impose certain liquidity, maturity and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. government (and derivatives thereof).

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Income Risk - Income Risk involves the potential for decline in the Fund's yield
(the rate of dividends the Fund pays) in the event of declining interest rates.

Interest Rate Risk - The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Stable Price Per Share Risk - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of  $1.00 per share. Although the Fund is managed to maintain a stable price per share of
 $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Advisor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Advisor Class Shares and Investor Class Shares of the Fund as
an average over different periods of time.The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 0.00%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return            Lowest Quarter Return
        (quarter ended 3/31/2001) 1.23%   (quarter ended 3/31/2010) 0.00%

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
YIELD Call 800.820.0888 for the Fund's current yield.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
U.S. Government Money Market Fund (First Prospectus Summary) | U.S. Government Money Market Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
U.S. Government Money Market Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,724
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.35%
U.S. Government Money Market Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Annual Return 2001	rr_AnnualReturn2001	3.33%
Annual Return 2002	rr_AnnualReturn2002	0.86%
Annual Return 2003	rr_AnnualReturn2003	0.24%
Annual Return 2004	rr_AnnualReturn2004	0.45%
Annual Return 2005	rr_AnnualReturn2005	2.33%
Annual Return 2006	rr_AnnualReturn2006	4.08%
Annual Return 2007	rr_AnnualReturn2007	4.22%
Annual Return 2008	rr_AnnualReturn2008	1.65%
Annual Return 2009	rr_AnnualReturn2009	0.05%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.71%

Nova Fund (Second Prospectus Summary) | Nova Fund
NOVA FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Nova Fund (the "Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not match or correlate to the performance of the Fund's benchmark (as defined below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from 1.5x of the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., 1.5x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500® Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $100,000 in certain Rydex|SGI Funds.  More information about
these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the
"A-Class Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information
(the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Nova Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nova Fund	A-Class Shares	C-Class Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses	1.54%	2.29%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Nova Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	624	938	1,275	2,222
C-Class Shares	332	715	1,225	2,626

You would pay the following expenses if you did not redeem your share
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Nova Fund C-Class Shares	232	715	1,225	2,626

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and leveraged derivative instruments, which primarily consist of equity index swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the Fund's benchmark. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from  $1.41 billion to  $400.88 billion as of June 30, 2011. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of itsshares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the
Fund's performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x          1.5x          10%        25%        50%        75%        100%

             -60%             -90%       -75%       -75%       -77%       -79%       -83%

             -50%             -75%       -65%       -65%       -68%       -72%       -76%

             -40%             -60%       -54%       -55%       -58%       -62%       -68%

             -30%             -45%       -42%       -43%       -47%       -52%       -60%

             -20%             -30%       -29%       -31%       -34%       -42%       -51%

             -10%             -15%       -15%       -17%       -23%       -32%       -41%

             0%                 0%         0%        -2%        -9%       -19%       -32%

             10%               15%        14%        13%         5%        -6%       -21%

             20%               30%        31%        29%        19%         9%        -9%

             30%               45%        47%        45%        35%        20%         2%

             40%               60%        65%        62%        50%        35%        13%

             50%               75%        83%        79%        68%        49%        25%

             60%               90%       102%        98%        85%        63%        38%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 17.73%. The underlying index's highest one-year volatility rate during the five year period is 29.12%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 2.94%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index.
Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 7.47%.

      Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 6/30/2009) 23.61%   (quarter ended 12/31/2008) -34.90%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Nova Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	14.77%	(2.95%)		0.04%	Mar 31, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	14.72%	(3.65%)		(0.65%)	Mar 31, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.60%	(2.83%)		(0.31%)	Mar 31, 2004
C-Class Shares	Return Before Taxes	18.56%	(2.74%)		(1.47%)	Mar 14, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	18.51%	(3.46%)		(1.97%)	Mar 14, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.06%	(2.65%)		(1.48%)	Mar 14, 2001
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	3.74%	Mar 31, 2004	2.70%	Mar 14, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Nova Fund (Second Prospectus Summary) | Nova Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	NOVA FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Nova Fund (the "Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not match or correlate to the performance of the Fund's benchmark (as defined below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from 1.5x of the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., 1.5x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500® Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $100,000 in certain Rydex|SGI Funds.  More information about
these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the
"A-Class Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information
(the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your share
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and leveraged derivative instruments, which primarily consist of equity index swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the Fund's benchmark. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from  $1.41 billion to  $400.88 billion as of June 30, 2011. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of itsshares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the
Fund's performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x          1.5x          10%        25%        50%        75%        100%

             -60%             -90%       -75%       -75%       -77%       -79%       -83%

             -50%             -75%       -65%       -65%       -68%       -72%       -76%

             -40%             -60%       -54%       -55%       -58%       -62%       -68%

             -30%             -45%       -42%       -43%       -47%       -52%       -60%

             -20%             -30%       -29%       -31%       -34%       -42%       -51%

             -10%             -15%       -15%       -17%       -23%       -32%       -41%

             0%                 0%         0%        -2%        -9%       -19%       -32%

             10%               15%        14%        13%         5%        -6%       -21%

             20%               30%        31%        29%        19%         9%        -9%

             30%               45%        47%        45%        35%        20%         2%

             40%               60%        65%        62%        50%        35%        13%

             50%               75%        83%        79%        68%        49%        25%

             60%               90%       102%        98%        85%        63%        38%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 17.73%. The underlying index's highest one-year volatility rate during the five year period is 29.12%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 2.94%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index.
Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 7.47%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
      Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 6/30/2009) 23.61%   (quarter ended 12/31/2008) -34.90%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Nova Fund (Second Prospectus Summary) | Nova Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.90%)
Nova Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.70%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 14, 2001
Nova Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	624
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	938
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,222
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.95%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Nova Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.65%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.65%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Nova Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.83%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.31%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Nova Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	332
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	715
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,225
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,626
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	232
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	715
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,225
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,626
Annual Return 2002	rr_AnnualReturn2002	(35.81%)
Annual Return 2003	rr_AnnualReturn2003	39.04%
Annual Return 2004	rr_AnnualReturn2004	14.27%
Annual Return 2005	rr_AnnualReturn2005	3.61%
Annual Return 2006	rr_AnnualReturn2006	18.52%
Annual Return 2007	rr_AnnualReturn2007	0.72%
Annual Return 2008	rr_AnnualReturn2008	(54.71%)
Annual Return 2009	rr_AnnualReturn2009	34.65%
Annual Return 2010	rr_AnnualReturn2010	19.56%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.74%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.47%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 14, 2001
Nova Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.46%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.97%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 14, 2001
Nova Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.65%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.48%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 14, 2001

S&P 500 Fund (Second Prospectus Summary) | S&P 500 Fund
S&P 500 FUND
INVESTMENT OBJECTIVE -
The S&P 500 Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.
The Fund's current benchmark is the S&P 500® Index (the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees S&P 500 Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses S&P 500 Fund	A-Class Shares	C-Class Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses	1.54%	2.29%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example S&P 500 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	624	938	1,275	2,222
C-Class Shares	332	715	1,225	2,626

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
S&P 500 Fund C-Class Shares	232	715	1,225	2,626

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 202% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the
Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from  $1.41 billion to  $400.88 billion as of June 30, 2011. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 4.59%.

Highest Quarter Return                          Lowest Quarter Return
(quarter ended 6/30/2009) 15.41%   (quarter ended 12/31/2008) -22.84%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns S&P 500 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A-Class Shares	Return Before Taxes	8.02%	(0.35%)	May 31, 2006
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	8.02%	(0.58%)	May 31, 2006
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.21%	(0.43%)	May 31, 2006
C-Class Shares	Return Before Taxes	11.53%	(0.07%)	May 31, 2006
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	11.53%	(0.31%)	May 31, 2006
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.49%	(0.19%)	May 31, 2006
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	1.93%	May 31, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
S&P 500 Fund (Second Prospectus Summary) | S&P 500 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	S&P 500 FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The S&P 500 Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.
The Fund's current benchmark is the S&P 500® Index (the "underlying index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 202% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	202.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the
Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from  $1.41 billion to  $400.88 billion as of June 30, 2011. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 4.59%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
(quarter ended 6/30/2009) 15.41%   (quarter ended 12/31/2008) -22.84%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
S&P 500 Fund (Second Prospectus Summary) | S&P 500 Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.84%)
S&P 500 Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
S&P 500 Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	624
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	938
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,222
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.35%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
S&P 500 Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.58%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
S&P 500 Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.43%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
S&P 500 Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	332
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	715
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,225
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,626
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	232
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	715
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,225
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,626
Annual Return 2007	rr_AnnualReturn2007	2.77%
Annual Return 2008	rr_AnnualReturn2008	(37.05%)
Annual Return 2009	rr_AnnualReturn2009	23.82%
Annual Return 2010	rr_AnnualReturn2010	12.53%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.07%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
S&P 500 Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.31%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
S&P 500 Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.19%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006

Inverse S&P 500 Strategy Fund (Second Prospectus Summary) | Inverse S&P 500 Strategy Fund
INVERSE S&P 500 STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse S&P 500 Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P 500® Index
(the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $100,000 in certain Rydex|SGI Funds.More information about
these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the
"A-Class Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information
(the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Inverse S&P 500 Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Inverse S&P 500 Strategy Fund	A-Class Shares	C-Class Shares
Management Fees	0.90%	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.53%	0.54%
Total Annual Fund Operating Expenses	1.68%	2.44%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Inverse S&P 500 Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	638	979	1,344	2,368
C-Class Shares	347	761	1,301	2,776

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Inverse S&P 500 Strategy Fund C-Class Shares	247	761	1,301	2,776

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Unlike a traditional index fund, the Fund's investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80%
of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalizations ranging from  $1.41 billion to  $400.88 billion as of June 30, 2011. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage; (d) other
Fund expenses; (e) dividends paid by companies in the underlying index; and
(f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           -1x          10%        25%        50%        75%        100%

             -60%              60%       148%       132%        96%        42%        -6%

             -50%              50%        98%        87%        57%        14%       -28%

             -40%              40%        65%        56%        30%        -5%       -38%

             -30%              30%        42%        34%        13%       -18%       -47%

             -20%              20%        24%        18%        -3%       -28%       -54%

             -10%              10%        10%         4%       -13%       -36%       -59%

             0%                 0%        -1%        -6%       -22%       -43%       -64%

             10%              -10%       -10%       -15%       -29%       -48%       -67%

             20%              -20%       -17%       -22%       -35%       -53%       -69%

             30%              -30%       -24%       -28%       -40%       -56%       -71%

             40%              -40%       -29%       -33%       -44%       -60%       -73%

             50%              -50%       -34%       -37%       -48%       -62%       -76%

             60%              -60%       -38%       -41%       -51%       -65%       -78%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 17.73%. The underlying index's highest one-year volatility rate during the five year period is 29.12%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 2.94%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error.
Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund
as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -7.44%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 9/30/2002) 17.34%   (quarter ended 6/30/2009) -15.73%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Inverse S&P 500 Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	(20.96%)	(5.43%)		(5.43%)	Mar 31, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(20.96%)	(6.04%)		(5.96%)	Mar 31, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(13.62%)	(4.83%)		(4.74%)
C-Class Shares	Return Before Taxes	(18.50%)	(5.24%)		(4.70%)	Mar 15, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(18.50%)	(5.86%)		(5.24%)	Mar 15, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(12.02%)	(4.67%)		(4.08%)
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	3.74%	Mar 31, 2004	2.64%	Mar 15, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Inverse S&P 500 Strategy Fund (Second Prospectus Summary) | Inverse S&P 500 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INVERSE S&P 500 STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse S&P 500 Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P 500® Index
(the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $100,000 in certain Rydex|SGI Funds.More information about
these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the
"A-Class Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information
(the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Unlike a traditional index fund, the Fund's investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80%
of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalizations ranging from  $1.41 billion to  $400.88 billion as of June 30, 2011. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage; (d) other
Fund expenses; (e) dividends paid by companies in the underlying index; and
(f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           -1x          10%        25%        50%        75%        100%

             -60%              60%       148%       132%        96%        42%        -6%

             -50%              50%        98%        87%        57%        14%       -28%

             -40%              40%        65%        56%        30%        -5%       -38%

             -30%              30%        42%        34%        13%       -18%       -47%

             -20%              20%        24%        18%        -3%       -28%       -54%

             -10%              10%        10%         4%       -13%       -36%       -59%

             0%                 0%        -1%        -6%       -22%       -43%       -64%

             10%              -10%       -10%       -15%       -29%       -48%       -67%

             20%              -20%       -17%       -22%       -35%       -53%       -69%

             30%              -30%       -24%       -28%       -40%       -56%       -71%

             40%              -40%       -29%       -33%       -44%       -60%       -73%

             50%              -50%       -34%       -37%       -48%       -62%       -76%

             60%              -60%       -38%       -41%       -51%       -65%       -78%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 17.73%. The underlying index's highest one-year volatility rate during the five year period is 29.12%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 2.94%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error.
Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund
as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -7.44%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 9/30/2002) 17.34%   (quarter ended 6/30/2009) -15.73%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Inverse S&P 500 Strategy Fund (Second Prospectus Summary) | Inverse S&P 500 Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.44%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.73%)
Inverse S&P 500 Strategy Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.64%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 15, 2001
Inverse S&P 500 Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	638
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	979
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,344
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,368
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.96%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.43%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.43%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Inverse S&P 500 Strategy Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.96%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.04%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.96%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Inverse S&P 500 Strategy Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.62%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.83%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.74%)
Inverse S&P 500 Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	347
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	761
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,301
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,776
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	247
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	761
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,301
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,776
Annual Return 2002	rr_AnnualReturn2002	21.06%
Annual Return 2003	rr_AnnualReturn2003	(24.47%)
Annual Return 2004	rr_AnnualReturn2004	(10.87%)
Annual Return 2005	rr_AnnualReturn2005	(1.66%)
Annual Return 2006	rr_AnnualReturn2006	(7.83%)
Annual Return 2007	rr_AnnualReturn2007	0.23%
Annual Return 2008	rr_AnnualReturn2008	39.51%
Annual Return 2009	rr_AnnualReturn2009	(28.00%)
Annual Return 2010	rr_AnnualReturn2010	(17.67%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.70%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2001
Inverse S&P 500 Strategy Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.86%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.24%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2001
Inverse S&P 500 Strategy Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.67%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.08%)

NASDAQ-100 Fund (Second Prospectus Summary) | NASDAQ-100 Fund
NASDAQ-100�� FUND
INVESTMENT OBJECTIVE -
The NASDAQ-100® Fund (the "Fund") seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund's current benchmark is the NASDAQ-100
Index® (the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales
Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial
Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees NASDAQ-100 Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NASDAQ-100 Fund	A-Class Shares	C-Class Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.56%	0.56%
Total Annual Fund Operating Expenses	1.56%	2.31%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example NASDAQ-100 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	626	944	1,285	2,243
C-Class Shares	334	721	1,235	2,646

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
NASDAQ-100 Fund C-Class Shares	234	721	1,235	2,646

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments,which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The NASDAQ-100 Index®
is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with capitalizations ranging from  $4.46 billion to  $317.24 billion as of June 30, 2011. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC")
market. On a day-to-day basis, the Fund may hold U.S.government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts ("ADRs") to gain exposure to international companies included in the underlying index. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the
NASDAQ-100 Index® is concentrated in technologycompanies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Technology Sector Concentration Risk - The risk of concentrating
Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies also may fluctuate widely in response to such events.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correspond to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 4.13%.

Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 6/30/2009) 18.96%   (quarter ended 6//30/2002) -28.32%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns NASDAQ-100 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	12.56%	4.32%		5.04%	Mar 31, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	12.56%	4.32%		5.03%	Mar 31, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.16%	3.72%		4.36%	Mar 31, 2004
C-Class Shares	Return Before Taxes	16.34%	4.60%		0.95%	Mar 26, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	16.34%	4.60%		0.94%	Mar 26, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	10.62%	3.96%		0.80%	Mar 26, 2001
NASDAQ-100 Index��	NASDAQ-100 Index�� (reflects no deduction for fees, expenses or taxes)	19.22%	6.16%	(0.54%)	6.62%	Mar 31, 2004	2.90%	Mar 26, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
NASDAQ-100 Fund (Second Prospectus Summary) | NASDAQ-100 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	NASDAQ-100�� FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The NASDAQ-100® Fund (the "Fund") seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund's current benchmark is the NASDAQ-100
Index® (the "underlying index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales
Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial
Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments,which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The NASDAQ-100 Index®
is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with capitalizations ranging from  $4.46 billion to  $317.24 billion as of June 30, 2011. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC")
market. On a day-to-day basis, the Fund may hold U.S.government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts ("ADRs") to gain exposure to international companies included in the underlying index. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the
NASDAQ-100 Index® is concentrated in technologycompanies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Technology Sector Concentration Risk - The risk of concentrating
Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies also may fluctuate widely in response to such events.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correspond to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 4.13%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 6/30/2009) 18.96%   (quarter ended 6//30/2002) -28.32%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
NASDAQ-100 Fund (Second Prospectus Summary) | NASDAQ-100 Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.32%)
NASDAQ-100 Fund | NASDAQ-100 Index��
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ-100 Index�� (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.54%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.90%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 26, 2001
NASDAQ-100 Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	626
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	944
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,285
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,243
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
NASDAQ-100 Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
NASDAQ-100 Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
NASDAQ-100 Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	334
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	721
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,235
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,646
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	234
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	721
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,235
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,646
Annual Return 2002	rr_AnnualReturn2002	(39.07%)
Annual Return 2003	rr_AnnualReturn2003	44.59%
Annual Return 2004	rr_AnnualReturn2004	8.41%
Annual Return 2005	rr_AnnualReturn2005	0.24%
Annual Return 2006	rr_AnnualReturn2006	5.18%
Annual Return 2007	rr_AnnualReturn2007	16.86%
Annual Return 2008	rr_AnnualReturn2008	(42.43%)
Annual Return 2009	rr_AnnualReturn2009	50.81%
Annual Return 2010	rr_AnnualReturn2010	17.34%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 26, 2001
NASDAQ-100 Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 26, 2001
NASDAQ-100 Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 26, 2001

Inverse NASDAQ-100 Strategy Fund (Second Prospectus Summary) | Inverse NASDAQ-100 Strategy Fund
INVERSE NASDAQ-100�� STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse NASDAQ-100® Strategy Fund
(the "Fund") is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®
(the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future,
at least  $100,000 in certain Rydex|SGI Funds. More information about these and
other discounts is available from your financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Inverse NASDAQ-100 Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Inverse NASDAQ-100 Strategy Fund	A-Class Shares	C-Class Shares
Management Fees	0.90%	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.57%	0.57%
Total Annual Fund Operating Expenses	1.72%	2.47%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Inverse NASDAQ-100 Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	642	991	1,364	2,409
C-Class Shares	350	770	1,316	2,806

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Inverse NASDAQ-100 Strategy Fund C-Class Shares	250	770	1,316	2,806

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Unlike a traditional index fund, the Fund's investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The NASDAQ-100 Index®
is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with capitalizations ranging from  $4.46 billion to  $317.24 billion as of June 30, 2011. The Fund may also invest in American
Depositary Receipts ("ADRs") to gain inverse exposure to international companies included in the underlying index. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S.
government securities or cash equivalents to collateralize its short sales and derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           -1x          10%        25%        50%        75%        100%

             -60%              60%       148%       132%        96%        42%        -6%

             -50%              50%        98%        87%        57%        14%       -28%

             -40%              40%        65%        56%        30%        -5%       -38%

             -30%              30%        42%        34%        13%       -18%       -47%

             -20%              20%        24%        18%        -3%       -28%       -54%

             -10%              10%        10%         4%       -13%       -36%       -59%

             0%                 0%        -1%        -6%       -22%       -43%       -64%

             10%              -10%       -10%       -15%       -29%       -48%       -67%

             20%              -20%       -17%       -22%       -35%       -53%       -69%

             30%              -30%       -24%       -28%       -40%       -56%       -71%

             40%              -40%       -29%       -33%       -44%       -60%       -73%

             50%              -50%       -34%       -37%       -48%       -62%       -76%

             60%              -60%       -38%       -41%       -51%       -65%       -78%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 21.51%. The underlying index's highest one-year volatility rate during the five year period is 31.74%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 8.10%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Technology Sector Concentration Risk - The risk of concentrating
Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies also may fluctuate widely in response to such events.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error.
Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class
Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -7.19%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2002) 32.41%   (quarter ended 12/31/2002) -18.98%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Inverse NASDAQ-100 Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary	Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Inception Date Tertiary	Average Annual Returns, Since Inception Quaternary	Average Annual Returns, Inception Date Quaternary
A-Class Shares	Return Before Taxes	(24.61%)	(10.40%)	(9.55%)	Mar 31, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(24.61%)	(10.88%)	(9.98%)	Mar 31, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(15.99%)	(8.69%)	(7.87%)	Mar 31, 2004
C-Class Shares	Return Before Taxes	(22.15%)	(10.18%)	(7.84%)	Mar 7, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(22.15%)	(10.69%)	(8.29%)	Mar 7, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(14.40%)	(8.53%)	(6.36%)	Mar 7, 2001
NASDAQ-100 Index��	NASDAQ-100 Index�� (reflects no deduction for fees, expenses or taxes)	19.22%	6.16%	7.87%	Aug 1, 2003	(0.54%)	Aug 1, 2003	6.62%	Mar 31, 2004	1.08%	Mar 7, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Inverse NASDAQ-100 Strategy Fund (Second Prospectus Summary) | Inverse NASDAQ-100 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INVERSE NASDAQ-100�� STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse NASDAQ-100® Strategy Fund
(the "Fund") is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®
(the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future,
at least  $100,000 in certain Rydex|SGI Funds. More information about these and
other discounts is available from your financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Unlike a traditional index fund, the Fund's investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The NASDAQ-100 Index®
is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with capitalizations ranging from  $4.46 billion to  $317.24 billion as of June 30, 2011. The Fund may also invest in American
Depositary Receipts ("ADRs") to gain inverse exposure to international companies included in the underlying index. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S.
government securities or cash equivalents to collateralize its short sales and derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           -1x          10%        25%        50%        75%        100%

             -60%              60%       148%       132%        96%        42%        -6%

             -50%              50%        98%        87%        57%        14%       -28%

             -40%              40%        65%        56%        30%        -5%       -38%

             -30%              30%        42%        34%        13%       -18%       -47%

             -20%              20%        24%        18%        -3%       -28%       -54%

             -10%              10%        10%         4%       -13%       -36%       -59%

             0%                 0%        -1%        -6%       -22%       -43%       -64%

             10%              -10%       -10%       -15%       -29%       -48%       -67%

             20%              -20%       -17%       -22%       -35%       -53%       -69%

             30%              -30%       -24%       -28%       -40%       -56%       -71%

             40%              -40%       -29%       -33%       -44%       -60%       -73%

             50%              -50%       -34%       -37%       -48%       -62%       -76%

             60%              -60%       -38%       -41%       -51%       -65%       -78%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 21.51%. The underlying index's highest one-year volatility rate during the five year period is 31.74%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 8.10%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Technology Sector Concentration Risk - The risk of concentrating
Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies also may fluctuate widely in response to such events.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error.
Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class
Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -7.19%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2002) 32.41%   (quarter ended 12/31/2002) -18.98%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Inverse NASDAQ-100 Strategy Fund (Second Prospectus Summary) | Inverse NASDAQ-100 Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.19%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.98%)
Inverse NASDAQ-100 Strategy Fund | NASDAQ-100 Index��
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ-100 Index�� (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	(0.54%)
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Aug 1, 2003
Average Annual Returns, Since Inception Tertiary	ck0000899148_AverageAnnualReturnSinceInceptionTertiary	6.62%
Average Annual Returns, Inception Date Tertiary	ck0000899148_AverageAnnualReturnInceptionDateTertiary	Mar 31, 2004
Average Annual Returns, Since Inception Quaternary	ck0000899148_AverageAnnualReturnSinceInceptionQuaternary	1.08%
Average Annual Returns, Inception Date Quaternary	ck0000899148_AverageAnnualReturnInceptionDateQuaternary	Mar 7, 2001
Inverse NASDAQ-100 Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	642
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	991
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,364
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,409
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(24.61%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(10.40%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(9.55%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Inverse NASDAQ-100 Strategy Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(24.61%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(10.88%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(9.98%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Inverse NASDAQ-100 Strategy Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.99%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.87%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Inverse NASDAQ-100 Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	350
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	770
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,316
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,806
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	250
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	770
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,316
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,806
Annual Return 2002	rr_AnnualReturn2002	34.00%
Annual Return 2003	rr_AnnualReturn2003	(37.61%)
Annual Return 2004	rr_AnnualReturn2004	(12.50%)
Annual Return 2005	rr_AnnualReturn2005	0.14%
Annual Return 2006	rr_AnnualReturn2006	(2.06%)
Annual Return 2007	rr_AnnualReturn2007	(12.62%)
Annual Return 2008	rr_AnnualReturn2008	47.08%
Annual Return 2009	rr_AnnualReturn2009	(40.94%)
Annual Return 2010	rr_AnnualReturn2010	(21.36%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(22.15%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(10.18%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.84%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2001
Inverse NASDAQ-100 Strategy Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(22.15%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(10.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.29%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2001
Inverse NASDAQ-100 Strategy Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.40%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.53%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.36%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2001

Mid-Cap 1.5x Strategy Fund (Second Prospectus Summary) | Mid-Cap 1.5x Strategy Fund
MID-CAP 1.5x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Mid-Cap 1.5x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from 1.5x of the return of the Fund's underlying index (as defined below)
for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., 1.5x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P MidCap 400® Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future,
at least  $100,000 in certain Rydex|SGI Funds. More information about these and
other discounts is available from your financial professional and under the "Sales
Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial
Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Mid-Cap 1.5x Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Mid-Cap 1.5x Strategy Fund		A-Class Shares	C-Class Shares
Management Fees		0.90%	0.90%
Distribution (12b-1) and/or Shareholder Service Fees		0.25%	1.00%
Other Expenses		0.55%	0.54%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.71%	2.45%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Mid-Cap 1.5x Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	641	988	1,359	2,398
C-Class Shares	348	764	1,306	2,786

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Mid-Cap 1.5x Strategy Fund C-Class Shares	248	764	1,306	2,786

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 211% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P MidCap 400® Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. The S&P MidCap
400® Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with capitalizations ranging from  $517.82 million to  $12.67 billion as of June 30, 2011. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the
Fund's performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x          1.5x          10%        25%        50%        75%        100%

             -60%             -90%       -75%       -75%       -77%       -79%       -83%

             -50%             -75%       -65%       -65%       -68%       -72%       -76%

             -40%             -60%       -54%       -55%       -58%       -62%       -68%

             -30%             -45%       -42%       -43%       -47%       -52%       -60%

             -20%             -30%       -29%       -31%       -34%       -42%       -51%

             -10%             -15%       -15%       -17%       -23%       -32%       -41%

             0%                 0%         0%        -2%        -9%       -19%       -32%

             10%               15%        14%        13%         5%        -6%       -21%

             20%               30%        31%        29%        19%         9%        -9%

             30%               45%        47%        45%        35%        20%         2%

             40%               60%        65%        62%        50%        35%        13%

             50%               75%        83%        79%        68%        49%        25%

             60%               90%       102%        98%        85%        63%        38%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 20.85%. The underlying index's highest one-year volatility rate during the five year period is 35.13%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 6.60%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund
as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 10.97%.

Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 9/30/2009) 29.99%   (quarter ended 12/31/2008) -39.16%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Mid-Cap 1.5x Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary	Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Inception Date Tertiary
A-Class Shares	Return Before Taxes	31.51%	0.55%	4.31%	Mar 31, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	31.51%	(0.04%)	3.83%	Mar 31, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	20.48%	0.27%	3.57%	Mar 31, 2004
C-Class Shares	Return Before Taxes	36.09%	0.79%	4.52%	Aug 20, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	36.09%	0.17%	4.13%	Aug 20, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	23.46%	0.47%	3.80%	Aug 20, 2001
S&P MidCap 400�� Index	S&P MidCap 400�� Index (reflects no deduction for fees, expenses or taxes)	26.64%	5.73%	7.89%	Aug 16, 2001	7.69%	Mar 31, 2004	8.04%	Aug 20, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Mid-Cap 1.5x Strategy Fund (Second Prospectus Summary) | Mid-Cap 1.5x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MID-CAP 1.5x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Mid-Cap 1.5x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from 1.5x of the return of the Fund's underlying index (as defined below)
for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., 1.5x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P MidCap 400® Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future,
at least  $100,000 in certain Rydex|SGI Funds. More information about these and
other discounts is available from your financial professional and under the "Sales
Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial
Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 211% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	211.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P MidCap 400® Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. The S&P MidCap
400® Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with capitalizations ranging from  $517.82 million to  $12.67 billion as of June 30, 2011. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the
Fund's performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x          1.5x          10%        25%        50%        75%        100%

             -60%             -90%       -75%       -75%       -77%       -79%       -83%

             -50%             -75%       -65%       -65%       -68%       -72%       -76%

             -40%             -60%       -54%       -55%       -58%       -62%       -68%

             -30%             -45%       -42%       -43%       -47%       -52%       -60%

             -20%             -30%       -29%       -31%       -34%       -42%       -51%

             -10%             -15%       -15%       -17%       -23%       -32%       -41%

             0%                 0%         0%        -2%        -9%       -19%       -32%

             10%               15%        14%        13%         5%        -6%       -21%

             20%               30%        31%        29%        19%         9%        -9%

             30%               45%        47%        45%        35%        20%         2%

             40%               60%        65%        62%        50%        35%        13%

             50%               75%        83%        79%        68%        49%        25%

             60%               90%       102%        98%        85%        63%        38%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 20.85%. The underlying index's highest one-year volatility rate during the five year period is 35.13%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 6.60%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund
as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 10.97%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 9/30/2009) 29.99%   (quarter ended 12/31/2008) -39.16%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Mid-Cap 1.5x Strategy Fund (Second Prospectus Summary) | Mid-Cap 1.5x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.16%)
Mid-Cap 1.5x Strategy Fund | S&P MidCap 400�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P MidCap 400�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 16, 2001
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	7.69%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 31, 2004
Average Annual Returns, Since Inception Tertiary	ck0000899148_AverageAnnualReturnSinceInceptionTertiary	8.04%
Average Annual Returns, Inception Date Tertiary	ck0000899148_AverageAnnualReturnInceptionDateTertiary	Aug 20, 2001
Mid-Cap 1.5x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	641
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	988
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,359
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,398
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Mid-Cap 1.5x Strategy Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.04%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Mid-Cap 1.5x Strategy Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Mid-Cap 1.5x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	348
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	764
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,306
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,786
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	248
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	764
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,306
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,786
Annual Return 2002	rr_AnnualReturn2002	(27.96%)
Annual Return 2003	rr_AnnualReturn2003	49.86%
Annual Return 2004	rr_AnnualReturn2004	20.79%
Annual Return 2005	rr_AnnualReturn2005	13.03%
Annual Return 2006	rr_AnnualReturn2006	10.00%
Annual Return 2007	rr_AnnualReturn2007	1.99%
Annual Return 2008	rr_AnnualReturn2008	(55.04%)
Annual Return 2009	rr_AnnualReturn2009	50.41%
Annual Return 2010	rr_AnnualReturn2010	37.09%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	36.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 20, 2001
Mid-Cap 1.5x Strategy Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	36.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 20, 2001
Mid-Cap 1.5x Strategy Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 20, 2001

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Inverse Mid-Cap Strategy Fund (Second Prospectus Summary) | Inverse Mid-Cap Strategy Fund
INVERSE MID-CAP STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Mid-Cap Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index (the
"underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales
Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial
Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Inverse Mid-Cap Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Inverse Mid-Cap Strategy Fund	A-Class Shares	C-Class Shares
Management Fees	0.90%	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses	1.69%	2.44%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Inverse Mid-Cap Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	639	982	1,349	2,378
C-Class Shares	347	761	1,301	2,776

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Inverse Mid-Cap Strategy Fund C-Class Shares	247	761	1,301	2,776

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Unlike a traditional index fund, the Fund's investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The S&P MidCap 400® Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. The S&P MidCap 400 Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with capitalizations ranging from  $517.82 million to  $12.67 billion as of June 30, 2011.
Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.
To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index;
and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and
(c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           -1x          10%        25%        50%        75%        100%

             -60%              60%       148%       132%        96%        42%        -6%

             -50%              50%        98%        87%        57%        14%       -28%

             -40%              40%        65%        56%        30%        -5%       -38%

             -30%              30%        42%        34%        13%       -18%       -47%

             -20%              20%        24%        18%        -3%       -28%       -54%

             -10%              10%        10%         4%       -13%       -36%       -59%

             0%                 0%        -1%        -6%       -22%       -43%       -64%

             10%              -10%       -10%       -15%       -29%       -48%       -67%

             20%              -20%       -17%       -22%       -35%       -53%       -69%

             30%              -30%       -24%       -28%       -40%       -56%       -71%

             40%              -40%       -29%       -33%       -44%       -60%       -73%

             50%              -50%       -34%       -37%       -48%       -62%       -76%

             60%              -60%       -38%       -41%       -51%       -65%       -78%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 20.85%. The underlying index's highest one-year volatility rate during the five year period is 35.13%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 6.60%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error.
Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an
average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year.
The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -10.00%.

Highest Quarter Return                        Lowest Quarter Return
(quarter ended 12/31/2008) 18.01%   (quarter ended 6/30/2009) -18.69%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Inverse Mid-Cap Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	(28.79%)	(9.65%)	(10.01%)	Mar 31, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(28.79%)	(10.25%)	(10.53%)	Mar 31, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(18.71%)	(8.17%)	(8.26%)	Mar 31, 2004
C-Class Shares	Return Before Taxes	(26.53%)	(9.46%)	(10.18%)	Feb 20, 2004
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(26.53%)	(10.08%)	(10.70%)	Feb 20, 2004
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(17.25%)	(8.02%)	(8.73%)	Feb 20, 2004
S&P MidCap 400�� Index	S&P MidCap 400�� Index (reflects no deduction for fees, expenses or taxes)	26.64%	5.73%	7.76%	Feb 20, 2004	7.69%	Mar 31, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Inverse Mid-Cap Strategy Fund (Second Prospectus Summary) | Inverse Mid-Cap Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INVERSE MID-CAP STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Mid-Cap Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index (the
"underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales
Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial
Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Unlike a traditional index fund, the Fund's investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The S&P MidCap 400® Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. The S&P MidCap 400 Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with capitalizations ranging from  $517.82 million to  $12.67 billion as of June 30, 2011.
Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.
To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index;
and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and
(c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           -1x          10%        25%        50%        75%        100%

             -60%              60%       148%       132%        96%        42%        -6%

             -50%              50%        98%        87%        57%        14%       -28%

             -40%              40%        65%        56%        30%        -5%       -38%

             -30%              30%        42%        34%        13%       -18%       -47%

             -20%              20%        24%        18%        -3%       -28%       -54%

             -10%              10%        10%         4%       -13%       -36%       -59%

             0%                 0%        -1%        -6%       -22%       -43%       -64%

             10%              -10%       -10%       -15%       -29%       -48%       -67%

             20%              -20%       -17%       -22%       -35%       -53%       -69%

             30%              -30%       -24%       -28%       -40%       -56%       -71%

             40%              -40%       -29%       -33%       -44%       -60%       -73%

             50%              -50%       -34%       -37%       -48%       -62%       -76%

             60%              -60%       -38%       -41%       -51%       -65%       -78%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 20.85%. The underlying index's highest one-year volatility rate during the five year period is 35.13%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 6.60%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error.
Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an
average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year.
The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -10.00%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                        Lowest Quarter Return
(quarter ended 12/31/2008) 18.01%   (quarter ended 6/30/2009) -18.69%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Inverse Mid-Cap Strategy Fund (Second Prospectus Summary) | Inverse Mid-Cap Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.69%)
Inverse Mid-Cap Strategy Fund | S&P MidCap 400�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P MidCap 400�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	7.69%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 31, 2004
Inverse Mid-Cap Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	639
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	982
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,349
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,378
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(28.79%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.65%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.01%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Inverse Mid-Cap Strategy Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(28.79%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(10.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.53%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Inverse Mid-Cap Strategy Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.71%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.17%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.26%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Inverse Mid-Cap Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	347
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	761
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,301
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,776
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	247
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	761
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,301
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,776
Annual Return 2005	rr_AnnualReturn2005	(9.18%)
Annual Return 2006	rr_AnnualReturn2006	(4.10%)
Annual Return 2007	rr_AnnualReturn2007	(2.23%)
Annual Return 2008	rr_AnnualReturn2008	36.51%
Annual Return 2009	rr_AnnualReturn2009	(35.96%)
Annual Return 2010	rr_AnnualReturn2010	(25.79%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(26.53%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.46%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.18%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Inverse Mid-Cap Strategy Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(26.53%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(10.08%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.70%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Inverse Mid-Cap Strategy Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.25%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.73%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004

Russell 2000 1.5x Strategy Fund (Second Prospectus Summary) | Russell 2000 1.5x Strategy Fund
RUSSELL 2000�� 1.5x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Russell 2000® 1.5x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from 1.5x of the return of the Fund's underlying index (as defined below)
for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., 1.5x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund's current benchmark is 150% of the performance of the Russell 2000® Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your
family invest, or agree to invest in the future, at least  $100,000 in certain Rydex|SGI Funds.
More information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares -
Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Russell 2000 1.5x Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell 2000 1.5x Strategy Fund		A-Class Shares	C-Class Shares
Management Fees		0.90%	0.90%
Distribution (12b-1) and/or Shareholder Service Fees		0.25%	1.00%
Other Expenses		0.57%	0.57%
Acquired Fund Fees and Expenses		0.03%	0.03%
Total Annual Fund Operating Expenses	[1]	1.75%	2.50%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Russell 2000 1.5x Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	644	1,000	1,379	2,439
C-Class Shares	353	779	1,331	2,836

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Russell 2000 1.5x Strategy Fund C-Class Shares	253	779	1,331	2,836

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 211% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index.
The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell
3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from  $21.38 million to  $3.12 billion as of June 30, 2011. The Russell 3000® Index is composed of the 3,000 largest
U.S. companies ranked by total market capitalization, representing approximately 98%
of the U.S. investable equity market. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the
Fund's performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark.
This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           1.5x         10%        25%        50%        75%        100%

             -60%             -90%       -75%       -75%       -77%       -79%       -83%

             -50%             -75%       -65%       -65%       -68%       -72%       -76%

             -40%             -60%       -54%       -55%       -58%       -62%       -68%

             -30%             -45%       -42%       -43%       -47%       -52%       -60%

             -20%             -30%       -29%       -31%       -34%       -42%       -51%

             -10%             -15%       -15%       -17%       -23%       -32%       -41%

             0%                 0%         0%        -2%        -9%       -19%       -32%

             10%               15%        14%        13%         5%        -6%       -21%

             20%               30%        31%        29%        19%         9%        -9%

             30%               45%        47%        45%        35%        20%         2%

             40%               60%        65%        62%        50%        35%        13%

             50%               75%        83%        79%        68%        49%        25%

             60%               90%       102%        98%        85%        63%        38%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 22.57%. The underlying index's highest one-year volatility rate during the five year period is 36.82%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 4.08%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 7.89%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2003) 36.00%   (quarter ended 12/31/2008) -40.51%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Russell 2000 1.5x Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	31.37%	(0.40%)		2.38%	Mar 31, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	31.37%	(0.52%)		2.27%	Mar 31, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	20.39%	(0.32%)		2.05%	Mar 31, 2004
C-Class Shares	Return Before Taxes	35.85%	(0.20%)		2.15%	Jan 23, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	35.85%	(0.33%)		2.06%	Jan 23, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	23.30%	(0.16%)		1.85%	Jan 23, 2001
Russell 2000�� Index	Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%	5.65%	Mar 31, 2004	5.97%	Jan 23, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Russell 2000 1.5x Strategy Fund (Second Prospectus Summary) | Russell 2000 1.5x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	RUSSELL 2000�� 1.5x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Russell 2000® 1.5x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from 1.5x of the return of the Fund's underlying index (as defined below)
for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., 1.5x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund's current benchmark is 150% of the performance of the Russell 2000® Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your
family invest, or agree to invest in the future, at least  $100,000 in certain Rydex|SGI Funds.
More information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares -
Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 211% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	211.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index.
The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell
3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from  $21.38 million to  $3.12 billion as of June 30, 2011. The Russell 3000® Index is composed of the 3,000 largest
U.S. companies ranked by total market capitalization, representing approximately 98%
of the U.S. investable equity market. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the
Fund's performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark.
This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           1.5x         10%        25%        50%        75%        100%

             -60%             -90%       -75%       -75%       -77%       -79%       -83%

             -50%             -75%       -65%       -65%       -68%       -72%       -76%

             -40%             -60%       -54%       -55%       -58%       -62%       -68%

             -30%             -45%       -42%       -43%       -47%       -52%       -60%

             -20%             -30%       -29%       -31%       -34%       -42%       -51%

             -10%             -15%       -15%       -17%       -23%       -32%       -41%

             0%                 0%         0%        -2%        -9%       -19%       -32%

             10%               15%        14%        13%         5%        -6%       -21%

             20%               30%        31%        29%        19%         9%        -9%

             30%               45%        47%        45%        35%        20%         2%

             40%               60%        65%        62%        50%        35%        13%

             50%               75%        83%        79%        68%        49%        25%

             60%               90%       102%        98%        85%        63%        38%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 22.57%. The underlying index's highest one-year volatility rate during the five year period is 36.82%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 4.08%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 7.89%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2003) 36.00%   (quarter ended 12/31/2008) -40.51%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Russell 2000 1.5x Strategy Fund (Second Prospectus Summary) | Russell 2000 1.5x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(40.51%)
Russell 2000 1.5x Strategy Fund | Russell 2000�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	5.97%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Jan 23, 2001
Russell 2000 1.5x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	644
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,000
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,379
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,439
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.40%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Russell 2000 1.5x Strategy Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.52%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Russell 2000 1.5x Strategy Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.32%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Russell 2000 1.5x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	353
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	779
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,331
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,836
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	253
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	779
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,331
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,836
Annual Return 2002	rr_AnnualReturn2002	(34.32%)
Annual Return 2003	rr_AnnualReturn2003	67.23%
Annual Return 2004	rr_AnnualReturn2004	24.09%
Annual Return 2005	rr_AnnualReturn2005	3.27%
Annual Return 2006	rr_AnnualReturn2006	20.48%
Annual Return 2007	rr_AnnualReturn2007	(7.57%)
Annual Return 2008	rr_AnnualReturn2008	(52.31%)
Annual Return 2009	rr_AnnualReturn2009	36.21%
Annual Return 2010	rr_AnnualReturn2010	36.85%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.20%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 23, 2001
Russell 2000 1.5x Strategy Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.33%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 23, 2001
Russell 2000 1.5x Strategy Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.16%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 23, 2001

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Russell 2000 Fund (Second Prospectus Summary) | Russell 2000 Fund
RUSSELL 2000�� FUND
INVESTMENT OBJECTIVE -
The Russell 2000® Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.
The Fund's current benchmark is the Russell 2000® Index (the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of theProspectus and in the "A-Class Shares - Initial Sales Charges,
Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of
Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Russell 2000 Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell 2000 Fund		A-Class Shares	C-Class Shares
Management Fees		0.75%	0.75%
Distribution (12b-1) and/or Shareholder Service Fees		0.25%	1.00%
Other Expenses		0.56%	0.56%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses	[1]	1.58%	2.33%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Russell 2000 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	628	950	1,295	2,264
C-Class Shares	336	727	1,245	2,666

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Russell 2000 Fund C-Class Shares	236	727	1,245	2,666

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 284% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from  $21.38 million to  $3.12 billion as of June 30,
2011. The Russell 3000® Index is composed of the 3,000 largestU.S. companies ranked by total market capitalization, representing approximately 98% of the U.S.
investable equity market. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 5.13%.

Highest Quarter Return                          Lowest Quarter Return
(quarter ended 6/30/2009) 20.43%   (quarter ended 12/31/2008) -27.03%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Russell 2000 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A-Class Shares	Return Before Taxes	19.31%	0.49%	May 31, 2006
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	19.31%	0.40%	May 31, 2006
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.55%	0.36%	May 31, 2006
C-Class Shares	Return Before Taxes	23.20%	0.77%	May 31, 2006
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	23.20%	0.67%	May 31, 2006
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	15.08%	0.60%	May 31, 2006
Russell 2000�� Index	Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)	26.85%	3.24%	May 31, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Russell 2000 Fund (Second Prospectus Summary) | Russell 2000 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	RUSSELL 2000�� FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Russell 2000® Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.
The Fund's current benchmark is the Russell 2000® Index (the "underlying index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of theProspectus and in the "A-Class Shares - Initial Sales Charges,
Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of
Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 284% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	284.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from  $21.38 million to  $3.12 billion as of June 30,
2011. The Russell 3000® Index is composed of the 3,000 largestU.S. companies ranked by total market capitalization, representing approximately 98% of the U.S.
investable equity market. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 5.13%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
(quarter ended 6/30/2009) 20.43%   (quarter ended 12/31/2008) -27.03%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Russell 2000 Fund (Second Prospectus Summary) | Russell 2000 Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.03%)
Russell 2000 Fund | Russell 2000�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
Russell 2000 Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	628
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	950
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,295
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,264
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
Russell 2000 Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
Russell 2000 Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
Russell 2000 Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	336
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	727
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,245
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,666
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	236
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	727
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,245
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,666
Annual Return 2007	rr_AnnualReturn2007	(3.66%)
Annual Return 2008	rr_AnnualReturn2008	(35.69%)
Annual Return 2009	rr_AnnualReturn2009	23.75%
Annual Return 2010	rr_AnnualReturn2010	24.20%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
Russell 2000 Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
Russell 2000 Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Inverse Russell 2000 Strategy Fund (Second Prospectus Summary) | Inverse Russell 2000 Strategy Fund
INVERSE RUSSELL 2000�� STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Russell 2000® Strategy Fund
(the "Fund") is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales Charges,
Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional
Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Inverse Russell 2000 Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Inverse Russell 2000 Strategy Fund	A-Class Shares	C-Class Shares
Management Fees	0.90%	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.56%	0.56%
Total Annual Fund Operating Expenses	1.71%	2.46%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Inverse Russell 2000 Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	641	988	1,359	2,398
C-Class Shares	349	767	1,311	2,796

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Inverse Russell 2000 Strategy Fund C-Class Shares	249	767	1,311	2,796

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Unlike a traditional index fund, the Fund's investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80%
of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The Russell 2000®
Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from  $21.38 million to  $3.12 billion as of June 30, 2011. The Russell 3000® Index is composed of the 3,000 largest
U.S. companies ranked by total market capitalization, representing approximately
98% of the U.S. investable equity market. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           -1x          10%        25%        50%        75%        100%

             -60%              60%       148%       132%        96%        42%        -6%

             -50%              50%        98%        87%        57%        14%       -28%

             -40%              40%        65%        56%        30%        -5%       -38%

             -30%              30%        42%        34%        13%       -18%       -47%

             -20%              20%        24%        18%        -3%       -28%       -54%

             -10%              10%        10%         4%       -13%       -36%       -59%

             0%                 0%        -1%        -6%       -22%       -43%       -64%

             10%              -10%       -10%       -15%       -29%       -48%       -67%

             20%              -20%       -17%       -22%       -35%       -53%       -69%

             30%              -30%       -24%       -28%       -40%       -56%       -71%

             40%              -40%       -29%       -33%       -44%       -60%       -73%

             50%              -50%       -34%       -37%       -48%       -62%       -76%

             60%              -60%       -38%       -41%       -51%       -65%       -78%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 22.57%. The underlying index's highest one-year volatility rate during the five year period is 36.82%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 4.08%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error.
Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -8.73%.

Highest Quarter Return                          Lowest Quarter Return
(quarter ended 12/31/2008) 17.59%   (quarter ended 6/30/2009) -20.54%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Inverse Russell 2000 Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	(30.82%)	(11.44%)	(10.51%)	Mar 31, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(30.82%)	(12.02%)	(11.03%)	Mar 31, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(20.03%)	(9.53%)	(8.61%)	Mar 31, 2004
C-Class Shares	Return Before Taxes	(28.64%)	(11.24%)	(10.69%)	Feb 20, 2004
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(28.64%)	(11.84%)	(11.21%)	Feb 20, 2004
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(18.62%)	(9.38%)	(8.73%)	Feb 20, 2004
Russell 2000�� Index	Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	5.85%	Feb 20, 2004	5.65%	Mar 31, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Inverse Russell 2000 Strategy Fund (Second Prospectus Summary) | Inverse Russell 2000 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INVERSE RUSSELL 2000�� STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Russell 2000® Strategy Fund
(the "Fund") is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales Charges,
Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional
Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Unlike a traditional index fund, the Fund's investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80%
of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The Russell 2000®
Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from  $21.38 million to  $3.12 billion as of June 30, 2011. The Russell 3000® Index is composed of the 3,000 largest
U.S. companies ranked by total market capitalization, representing approximately
98% of the U.S. investable equity market. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           -1x          10%        25%        50%        75%        100%

             -60%              60%       148%       132%        96%        42%        -6%

             -50%              50%        98%        87%        57%        14%       -28%

             -40%              40%        65%        56%        30%        -5%       -38%

             -30%              30%        42%        34%        13%       -18%       -47%

             -20%              20%        24%        18%        -3%       -28%       -54%

             -10%              10%        10%         4%       -13%       -36%       -59%

             0%                 0%        -1%        -6%       -22%       -43%       -64%

             10%              -10%       -10%       -15%       -29%       -48%       -67%

             20%              -20%       -17%       -22%       -35%       -53%       -69%

             30%              -30%       -24%       -28%       -40%       -56%       -71%

             40%              -40%       -29%       -33%       -44%       -60%       -73%

             50%              -50%       -34%       -37%       -48%       -62%       -76%

             60%              -60%       -38%       -41%       -51%       -65%       -78%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 22.57%. The underlying index's highest one-year volatility rate during the five year period is 36.82%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 4.08%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error.
Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -8.73%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
(quarter ended 12/31/2008) 17.59%   (quarter ended 6/30/2009) -20.54%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Inverse Russell 2000 Strategy Fund (Second Prospectus Summary) | Inverse Russell 2000 Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.73%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.54%)
Inverse Russell 2000 Strategy Fund | Russell 2000�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	5.65%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 31, 2004
Inverse Russell 2000 Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	641
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	988
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,359
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,398
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(30.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(11.44%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.51%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Inverse Russell 2000 Strategy Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(30.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(12.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(11.03%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Inverse Russell 2000 Strategy Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.03%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.53%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.61%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Inverse Russell 2000 Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	349
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	767
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,311
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,796
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	249
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	767
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,311
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,796
Annual Return 2005	rr_AnnualReturn2005	(3.44%)
Annual Return 2006	rr_AnnualReturn2006	(12.04%)
Annual Return 2007	rr_AnnualReturn2007	4.31%
Annual Return 2008	rr_AnnualReturn2008	23.88%
Annual Return 2009	rr_AnnualReturn2009	(32.75%)
Annual Return 2010	rr_AnnualReturn2010	(27.92%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(28.64%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(11.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.69%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Inverse Russell 2000 Strategy Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(28.64%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(11.84%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(11.21%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Inverse Russell 2000 Strategy Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.62%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.38%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.73%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004

S&P 500 Pure Growth Fund (Second Prospectus Summary) | S&P 500 Pure Growth Fund
S&P 500 PURE GROWTH FUND
INVESTMENT OBJECTIVE -
The S&P 500 Pure Growth Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund's current benchmark is the S&P 500 Pure Growth Index (the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $100,000 in certain Rydex|SGI Funds. More information about these and other discounts
is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales Charges,
Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of
Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees S&P 500 Pure Growth Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses S&P 500 Pure Growth Fund	A-Class Shares	C-Class Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.53%	0.54%
Total Annual Fund Operating Expenses	1.53%	2.29%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example S&P 500 Pure Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	623	935	1,270	2,212
C-Class Shares	332	715	1,225	2,626

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
S&P 500 Pure Growth Fund C-Class Shares	232	715	1,225	2,626

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 808% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P 500 Pure Growth
Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of June 30, 2011, the S&P 500 Pure Growth Index
 included companies with capitalizations ranging from  $3.05 billion to  $310.39 billion.
Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the
Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund
as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 8.73%.

Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 6/30/2009) 21.41%   (quarter ended 12/31/2008) -24.56%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns S&P 500 Pure Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	18.96%	3.31%	3.96%	Sep 1, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	18.96%	3.22%	3.88%	Sep 1, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.32%	2.79%	3.37%	Sep 1, 2004
C-Class Shares	Return Before Taxes	22.91%	3.52%	2.64%	Feb 20, 2004
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	22.91%	3.43%	2.57%	Feb 20, 2004
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	14.89%	2.97%	2.23%	Feb 20, 2004
S&P 500 Pure Growth Index	S&P 500 Pure Growth Index (reflects no deduction for fees, expenses or taxes)	27.67%	6.12%	7.08%	Feb 20, 2004	8.34%	Sep 1, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
S&P 500 Pure Growth Fund (Second Prospectus Summary) | S&P 500 Pure Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	S&P 500 PURE GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The S&P 500 Pure Growth Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund's current benchmark is the S&P 500 Pure Growth Index (the "underlying index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $100,000 in certain Rydex|SGI Funds. More information about these and other discounts
is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales Charges,
Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of
Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 808% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	808.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P 500 Pure Growth
Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of June 30, 2011, the S&P 500 Pure Growth Index
 included companies with capitalizations ranging from  $3.05 billion to  $310.39 billion.
Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the
Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund
as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 8.73%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 6/30/2009) 21.41%   (quarter ended 12/31/2008) -24.56%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
S&P 500 Pure Growth Fund (Second Prospectus Summary) | S&P 500 Pure Growth Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.56%)
S&P 500 Pure Growth Fund | S&P 500 Pure Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Pure Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	8.34%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Sep 1, 2004
S&P 500 Pure Growth Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	623
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	935
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,270
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,212
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
S&P 500 Pure Growth Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
S&P 500 Pure Growth Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
S&P 500 Pure Growth Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	332
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	715
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,225
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,626
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	232
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	715
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,225
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,626
Annual Return 2005	rr_AnnualReturn2005	0.74%
Annual Return 2006	rr_AnnualReturn2006	4.38%
Annual Return 2007	rr_AnnualReturn2007	3.89%
Annual Return 2008	rr_AnnualReturn2008	(39.81%)
Annual Return 2009	rr_AnnualReturn2009	47.03%
Annual Return 2010	rr_AnnualReturn2010	23.91%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
S&P 500 Pure Growth Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
S&P 500 Pure Growth Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004

S&P 500 Pure Value Fund (Second Prospectus Summary) | S&P 500 Pure Value Fund
S&P 500 PURE VALUE FUND
INVESTMENT OBJECTIVE -
The S&P 500 Pure Value Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund's current benchmark is the S&P 500 Pure Value Index (the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future,
at least  $100,000 in certain Rydex|SGI Funds. More information about these
and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional
Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees S&P 500 Pure Value Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses S&P 500 Pure Value Fund	A-Class Shares	C-Class Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses	1.54%	2.29%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example S&P 500 Pure Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	624	938	1,275	2,222
C-Class Shares	332	715	1,225	2,626

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
S&P 500 Pure Value Fund C-Class Shares	232	715	1,225	2,626

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 820% of the average value of its portfolio. However, the
Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P
500 Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. As of June 30, 2011, the S&P 500 Pure Value Index included companies with capitalizations ranging from  $1.41 billion to  $200.02 billion. Certain of the Fund's derivative investments may be traded in the over-the-counter  ("OTC") market.
On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the
Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.financial markets. To the extent the
Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 8.16%.

Highest Quarter Return                          Lowest Quarter Return
 (quarter ended 6/30/2009) 43.92%   (quarter ended 12/31/2008) -31.55%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns S&P 500 Pure Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	14.00%	(1.03%)	1.42%	Sep 1, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	13.34%	(4.26%)	(1.29%)	Sep 1, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.08%	(2.74%)	(0.38%)	Sep 1, 2004
C-Class Shares	Return Before Taxes	17.81%	(0.75%)	1.12%	Feb 20, 2004
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	17.08%	(4.12%)	(1.47%)	Feb 20, 2004
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.55%	(2.57%)	(0.54%)	Feb 20, 2004
S&P 500 Pure Value Index	S&P 500 Pure Value Index (reflects no deduction for fees, expenses or taxes)	23.08%	2.85%	6.97%	Feb 20, 2004	6.66%	Sep 1, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
S&P 500 Pure Value Fund (Second Prospectus Summary) | S&P 500 Pure Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	S&P 500 PURE VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The S&P 500 Pure Value Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund's current benchmark is the S&P 500 Pure Value Index (the "underlying index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future,
at least  $100,000 in certain Rydex|SGI Funds. More information about these
and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional
Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 820% of the average value of its portfolio. However, the
Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	820.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P
500 Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. As of June 30, 2011, the S&P 500 Pure Value Index included companies with capitalizations ranging from  $1.41 billion to  $200.02 billion. Certain of the Fund's derivative investments may be traded in the over-the-counter  ("OTC") market.
On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the
Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.financial markets. To the extent the
Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 8.16%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
 (quarter ended 6/30/2009) 43.92%   (quarter ended 12/31/2008) -31.55%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
S&P 500 Pure Value Fund (Second Prospectus Summary) | S&P 500 Pure Value Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	43.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.55%)
S&P 500 Pure Value Fund | S&P 500 Pure Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Pure Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	6.66%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Sep 1, 2004
S&P 500 Pure Value Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	624
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	938
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,222
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.03%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
S&P 500 Pure Value Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.26%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.29%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
S&P 500 Pure Value Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.74%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.38%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
S&P 500 Pure Value Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	332
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	715
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,225
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,626
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	232
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	715
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,225
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,626
Annual Return 2005	rr_AnnualReturn2005	2.75%
Annual Return 2006	rr_AnnualReturn2006	16.06%
Annual Return 2007	rr_AnnualReturn2007	(6.26%)
Annual Return 2008	rr_AnnualReturn2008	(49.71%)
Annual Return 2009	rr_AnnualReturn2009	48.13%
Annual Return 2010	rr_AnnualReturn2010	18.81%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.75%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
S&P 500 Pure Value Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.12%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.47%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
S&P 500 Pure Value Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.57%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.54%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004

S&P MidCap 400 Pure Growth Fund (Second Prospectus Summary) | S&P MidCap 400 Pure Growth Fund
S&P MIDCAP 400 PURE GROWTH FUND
INVESTMENT OBJECTIVE -
The S&P MidCap 400 Pure Growth Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund's current benchmark is the S&P MidCap 400 Pure Growth
Index (the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales
Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial
Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees S&P MidCap 400 Pure Growth Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses S&P MidCap 400 Pure Growth Fund	A-Class Shares	C-Class Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses	1.54%	2.29%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example S&P MidCap 400 Pure Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	624	938	1,275	2,222
C-Class Shares	332	715	1,225	2,626

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
S&P MidCap 400 Pure Growth Fund C-Class Shares	232	715	1,225	2,626

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 448% of the average value of its portfolio. However, the
Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The
S&P MidCap 400 Pure Growth Index is narrow in focus, containing only those
S&P MidCap 400 companies with strong growth characteristics. As of June 30,
2011, the S&P MidCap 400 Pure Growth Index included companies with capitalizations ranging from  $1.13 billion to  $12.67 billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 11.94%.

Highest Quarter Return                          Lowest Quarter Return
(quarter ended 6/30/2009) 26.03%   (quarter ended 12/31/2008) -25.54%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns S&P MidCap 400 Pure Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	26.17%	7.08%	9.49%	Sep 1, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	26.17%	6.21%	8.77%	Sep 1, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	17.01%	5.58%	7.86%	Sep 1, 2004
C-Class Shares	Return Before Taxes	30.46%	7.33%	8.00%	Feb 20, 2004
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	30.46%	6.44%	7.33%	Feb 20, 2004
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	19.80%	5.79%	6.58%	Feb 20, 2004
S&P MidCap 400 Pure Growth Index	S&P MidCap 400 Pure Growth Index (reflects no deduction for fees, expenses or taxes)	35.19%	10.22%	11.27%	Feb 20, 2004	12.61%	Sep 1, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
S&P MidCap 400 Pure Growth Fund (Second Prospectus Summary) | S&P MidCap 400 Pure Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	S&P MIDCAP 400 PURE GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The S&P MidCap 400 Pure Growth Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund's current benchmark is the S&P MidCap 400 Pure Growth
Index (the "underlying index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales
Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial
Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 448% of the average value of its portfolio. However, the
Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	448.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The
S&P MidCap 400 Pure Growth Index is narrow in focus, containing only those
S&P MidCap 400 companies with strong growth characteristics. As of June 30,
2011, the S&P MidCap 400 Pure Growth Index included companies with capitalizations ranging from  $1.13 billion to  $12.67 billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 11.94%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
(quarter ended 6/30/2009) 26.03%   (quarter ended 12/31/2008) -25.54%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
S&P MidCap 400 Pure Growth Fund (Second Prospectus Summary) | S&P MidCap 400 Pure Growth Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.54%)
S&P MidCap 400 Pure Growth Fund | S&P MidCap 400 Pure Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 Pure Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	12.61%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Sep 1, 2004
S&P MidCap 400 Pure Growth Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	624
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	938
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,222
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
S&P MidCap 400 Pure Growth Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
S&P MidCap 400 Pure Growth Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
S&P MidCap 400 Pure Growth Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	332
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	715
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,225
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,626
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	232
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	715
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,225
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,626
Annual Return 2005	rr_AnnualReturn2005	10.70%
Annual Return 2006	rr_AnnualReturn2006	2.47%
Annual Return 2007	rr_AnnualReturn2007	7.44%
Annual Return 2008	rr_AnnualReturn2008	(36.41%)
Annual Return 2009	rr_AnnualReturn2009	54.74%
Annual Return 2010	rr_AnnualReturn2010	31.46%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
S&P MidCap 400 Pure Growth Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
S&P MidCap 400 Pure Growth Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004

S&P MidCap 400 Pure Value Fund (Second Prospectus Summary) | S&P MidCap 400 Pure Value Fund
S&P MIDCAP 400 PURE VALUE FUND
INVESTMENT OBJECTIVE -
The S&P MidCap 400 Pure Value Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund's current benchmark is the S&P MidCap
400 Pure Value Index (the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees S&P MidCap 400 Pure Value Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses S&P MidCap 400 Pure Value Fund	A-Class Shares	C-Class Shares
Management Fees	0.75%	0.75%
Distribution and Shareholder Service (12b-1) Fee	0.25%	1.00%
Other Expenses	0.54%	0.56%
Total Annual Fund Operating Expenses	1.54%	2.31%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example S&P MidCap 400 Pure Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	624	937	1,273	2,219
C-Class Shares	334	720	1,234	2,642

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
S&P MidCap 400 Pure Value Fund C-Class Shares	234	720	1,234	2,642

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 407% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80%
of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P
MidCap 400 Pure Value Index is narrow in focus, containing only those S&P MidCap
400 companies with strong value characteristics. As of June 30, 2011, the S&P
MidCap 400 Pure Value Index included companies with capitalizations ranging from
 $750.56 million to  $5.71 billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the
Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the
Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 2.38%.

Highest Quarter Return                          Lowest Quarter Return
 (quarter ended 6/30/2009) 37.65%   (quarter ended 12/31/2008) -34.76%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns S&P MidCap 400 Pure Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	13.82%	1.14%	4.32%	Sep 1, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	10.43%	0.29%	3.57%	Sep 1, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.93%	0.49%	3.29%	Sep 1, 2004
C-Class Shares	Return Before Taxes	17.59%	1.31%	3.64%	Feb 20, 2004
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	13.87%	0.42%	2.92%	Feb 20, 2004
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.39%	0.61%	2.72%	Feb 20, 2004
S&P MidCap 400 Pure Value Index	S&P MidCap 400 Pure Value Index (reflects no deduction for fees, expenses or taxes)	23.18%	5.40%	7.64%	Feb 20, 2004	8.11%	Sep 1, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
S&P MidCap 400 Pure Value Fund (Second Prospectus Summary) | S&P MidCap 400 Pure Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	S&P MIDCAP 400 PURE VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The S&P MidCap 400 Pure Value Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund's current benchmark is the S&P MidCap
400 Pure Value Index (the "underlying index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 407% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	407.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80%
of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P
MidCap 400 Pure Value Index is narrow in focus, containing only those S&P MidCap
400 companies with strong value characteristics. As of June 30, 2011, the S&P
MidCap 400 Pure Value Index included companies with capitalizations ranging from
 $750.56 million to  $5.71 billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the
Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the
Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 2.38%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
 (quarter ended 6/30/2009) 37.65%   (quarter ended 12/31/2008) -34.76%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
S&P MidCap 400 Pure Value Fund (Second Prospectus Summary) | S&P MidCap 400 Pure Value Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.76%)
S&P MidCap 400 Pure Value Fund | S&P MidCap 400 Pure Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 Pure Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	8.11%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Sep 1, 2004
S&P MidCap 400 Pure Value Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	624
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	937
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,273
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,219
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
S&P MidCap 400 Pure Value Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
S&P MidCap 400 Pure Value Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
S&P MidCap 400 Pure Value Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	334
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	720
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,234
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,642
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	234
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	720
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,234
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,642
Annual Return 2005	rr_AnnualReturn2005	7.76%
Annual Return 2006	rr_AnnualReturn2006	15.69%
Annual Return 2007	rr_AnnualReturn2007	(6.01%)
Annual Return 2008	rr_AnnualReturn2008	(44.43%)
Annual Return 2009	rr_AnnualReturn2009	48.90%
Annual Return 2010	rr_AnnualReturn2010	18.59%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
S&P MidCap 400 Pure Value Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
S&P MidCap 400 Pure Value Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004

S&P SmallCap 600 Pure Growth Fund (Second Prospectus Summary) | S&P SmallCap 600 Pure Growth Fund
S&P SMALLCAP 600 PURE GROWTH FUND
INVESTMENT OBJECTIVE -
The S&P SmallCap 600 Pure Growth Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund's current benchmark is the S&P SmallCap 600 Pure Growth Index (the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family
invest, or agree to invest in the future, at least  $100,000 in certain Rydex|SGI Funds. More
information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees S&P SmallCap 600 Pure Growth Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses S&P SmallCap 600 Pure Growth Fund	A-Class Shares	C-Class Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses	1.54%	2.29%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example S&P SmallCap 600 Pure Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	624	938	1,275	2,222
C-Class Shares	332	715	1,225	2,626

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
S&P SmallCap 600 Pure Growth Fund C-Class Shares	232	715	1,225	2,626

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 732% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.
The S&P SmallCap 600 Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. As of June 30, 2011, the S&P SmallCap 600 Pure Growth
Index included companies with capitalizations ranging from  $111.72 million to  $5.15 billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class
Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year.
The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 9.69%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2009) 28.25%   (quarter ended 12/31/2008) -26.43%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns S&P SmallCap 600 Pure Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	18.79%	2.41%	5.53%	Sep 1, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	18.79%	2.16%	5.14%	Sep 1, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.21%	1.93%	4.57%	Sep 1, 2004
C-Class Shares	Return Before Taxes	22.86%	2.65%	4.75%	Feb 20, 2004
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	22.86%	2.40%	4.38%	Feb 20, 2004
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	14.86%	2.14%	3.91%	Feb 20, 2004
S&P SmallCap 600 Pure Growth Index	S&P SmallCap 600 Pure Growth Index (reflects no deduction for fees, expenses or taxes)	28.72%	5.73%	8.59%	Feb 20, 2004	8.90%	Sep 1, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
S&P SmallCap 600 Pure Growth Fund (Second Prospectus Summary) | S&P SmallCap 600 Pure Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	S&P SMALLCAP 600 PURE GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The S&P SmallCap 600 Pure Growth Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund's current benchmark is the S&P SmallCap 600 Pure Growth Index (the "underlying index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family
invest, or agree to invest in the future, at least  $100,000 in certain Rydex|SGI Funds. More
information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 732% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	732.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.
The S&P SmallCap 600 Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. As of June 30, 2011, the S&P SmallCap 600 Pure Growth
Index included companies with capitalizations ranging from  $111.72 million to  $5.15 billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class
Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year.
The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 9.69%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2009) 28.25%   (quarter ended 12/31/2008) -26.43%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
S&P SmallCap 600 Pure Growth Fund (Second Prospectus Summary) | S&P SmallCap 600 Pure Growth Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.43%)
S&P SmallCap 600 Pure Growth Fund | S&P SmallCap 600 Pure Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600 Pure Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	8.90%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Sep 1, 2004
S&P SmallCap 600 Pure Growth Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	624
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	938
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,222
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
S&P SmallCap 600 Pure Growth Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
S&P SmallCap 600 Pure Growth Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
S&P SmallCap 600 Pure Growth Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	332
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	715
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,225
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,626
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	232
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	715
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,225
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,626
Annual Return 2005	rr_AnnualReturn2005	5.08%
Annual Return 2006	rr_AnnualReturn2006	6.84%
Annual Return 2007	rr_AnnualReturn2007	(0.79%)
Annual Return 2008	rr_AnnualReturn2008	(34.50%)
Annual Return 2009	rr_AnnualReturn2009	32.56%
Annual Return 2010	rr_AnnualReturn2010	23.86%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
S&P SmallCap 600 Pure Growth Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
S&P SmallCap 600 Pure Growth Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004

S&P SmallCap 600 Pure Value Fund (Second Prospectus Summary) | S&P SmallCap 600 Pure Value Fund
S&P SMALLCAP 600 PURE VALUE FUND
INVESTMENT OBJECTIVE -
The S&P SmallCap 600 Pure Value Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund's current benchmark is the S&P SmallCap 600 Pure Value Index (the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $100,000 in certain Rydex|SGI Funds. More information about these and other discounts
is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales Charges,
Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of
Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees S&P SmallCap 600 Pure Value Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses S&P SmallCap 600 Pure Value Fund	A-Class Shares	C-Class Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.53%	0.53%
Total Annual Fund Operating Expenses	1.53%	2.28%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in
other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example S&P SmallCap 600 Pure Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	623	936	1,270	2,213
C-Class Shares	331	713	1,220	2,616

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
S&P SmallCap 600 Pure Value Fund C-Class Shares	231	713	1,220	2,616

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 692% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P SmallCap 600 Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of June 30, 2011, the S&P SmallCap 600 Pure Value Index included companies with capitalizations ranging from
 $52.30 million to  $3.70 billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold short-term
U.S. government securities or cash equivalents to collateralize its derivative positions.
In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year.
The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -0.33%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2009) 68.58%   (quarter ended 12/31/2008) -37.72%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns S&P SmallCap 600 Pure Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	16.44%	(0.82%)	2.16%	Sep 1, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	9.54%	(4.35%)	(0.84%)	Sep 1, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	10.44%	(2.80%)	0.03%	Sep 1, 2004
C-Class Shares	Return Before Taxes	20.38%	(0.64%)	2.08%	Feb 20, 2004
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	12.63%	(4.40%)	(0.85%)	Feb 20, 2004
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.97%	(2.77%)	0.02%	Feb 20, 2004
S&P SmallCap 600 Pure Value Index	S&P SmallCap 600 Pure Value Index (reflects no deduction for fees, expenses or taxes)	29.18%	4.01%	7.37%	Feb 20, 2004	7.75%	Sep 1, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
S&P SmallCap 600 Pure Value Fund (Second Prospectus Summary) | S&P SmallCap 600 Pure Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	S&P SMALLCAP 600 PURE VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The S&P SmallCap 600 Pure Value Fund (the "Fund") seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund's current benchmark is the S&P SmallCap 600 Pure Value Index (the "underlying index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $100,000 in certain Rydex|SGI Funds. More information about these and other discounts
is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales Charges,
Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of
Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 692% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	692.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in
other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P SmallCap 600 Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of June 30, 2011, the S&P SmallCap 600 Pure Value Index included companies with capitalizations ranging from
 $52.30 million to  $3.70 billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold short-term
U.S. government securities or cash equivalents to collateralize its derivative positions.
In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year.
The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -0.33%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2009) 68.58%   (quarter ended 12/31/2008) -37.72%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
S&P SmallCap 600 Pure Value Fund (Second Prospectus Summary) | S&P SmallCap 600 Pure Value Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	68.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.72%)
S&P SmallCap 600 Pure Value Fund | S&P SmallCap 600 Pure Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600 Pure Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	7.75%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Sep 1, 2004
S&P SmallCap 600 Pure Value Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	623
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	936
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,270
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,213
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.82%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
S&P SmallCap 600 Pure Value Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.35%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.84%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
S&P SmallCap 600 Pure Value Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.80%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
S&P SmallCap 600 Pure Value Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	331
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	713
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,220
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,616
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	231
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	713
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,616
Annual Return 2005	rr_AnnualReturn2005	2.42%
Annual Return 2006	rr_AnnualReturn2006	17.48%
Annual Return 2007	rr_AnnualReturn2007	(21.47%)
Annual Return 2008	rr_AnnualReturn2008	(44.10%)
Annual Return 2009	rr_AnnualReturn2009	54.67%
Annual Return 2010	rr_AnnualReturn2010	21.37%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.64%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
S&P SmallCap 600 Pure Value Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.40%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.85%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
S&P SmallCap 600 Pure Value Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.77%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004

Banking Fund (Second Prospectus Summary) | Banking Fund
BANKING FUND
INVESTMENT OBJECTIVE -
The Banking Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales
Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial
Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Banking Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Banking Fund	A-Class Shares	C-Class Shares
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.54%	0.53%
Total Annual Fund Operating Expenses	1.64%	2.38%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Banking Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	634	968	1,324	2,326
C-Class Shares	341	742	1,270	2,716

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Banking Fund C-Class Shares	241	742	1,270	2,716

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,130% of the average value of its portfolio. However, the
Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Banking Companies that are traded in the
United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of Banking Companies that have small to mid-sized capitalizations. Banking Companies are engaged in accepting deposits and makingcommercial and consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve
System. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Banking Companies and U.S. government securities. Under U.S.
Securities and Exchange Commission regulations, the Fund may not invest more than 5%
of its total assets in the equity securities of any company that derives more than
15% of its revenues from brokerage or investment management activities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the banking sector and therefore may be concentrated in an industry or group of industries within the banking sector. The Fund is non-diversified and, therefore, mayinvest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Banking Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the banking sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Banking Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -5.82%.

Highest Quarter Return                         Lowest Quarter Return
       (quarter ended 9/30/2009) 19.74%   (quarter ended 3/31/2009) -32.41%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Banking Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	7.13%	(13.45%)		(10.25%)	Sep 1, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	7.02%	(14.07%)		(10.95%)	Sep 1, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.63%	(11.17%)		(8.58%)	Sep 1, 2004
C-Class Shares	Return Before Taxes	10.71%	(13.13%)		(4.11%)	Mar 30, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	10.59%	(13.78%)		(4.89%)	Mar 30, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.95%	(10.94%)		(3.73%)	Mar 30, 2001
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	2.77%	Mar 30, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Banking Fund (Second Prospectus Summary) | Banking Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BANKING FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Banking Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales
Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial
Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,130% of the average value of its portfolio. However, the
Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1130.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Banking Companies that are traded in the
United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of Banking Companies that have small to mid-sized capitalizations. Banking Companies are engaged in accepting deposits and makingcommercial and consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve
System. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Banking Companies and U.S. government securities. Under U.S.
Securities and Exchange Commission regulations, the Fund may not invest more than 5%
of its total assets in the equity securities of any company that derives more than
15% of its revenues from brokerage or investment management activities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the banking sector and therefore may be concentrated in an industry or group of industries within the banking sector. The Fund is non-diversified and, therefore, mayinvest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Banking Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the banking sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Banking Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -5.82%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                         Lowest Quarter Return
       (quarter ended 9/30/2009) 19.74%   (quarter ended 3/31/2009) -32.41%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Banking Fund (Second Prospectus Summary) | Banking Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.82%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.41%)
Banking Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.77%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 30, 2001
Banking Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	634
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	968
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,324
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,326
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(13.45%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.25%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Banking Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(14.07%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.95%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Banking Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(11.17%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.58%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Banking Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	341
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	742
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,270
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,716
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	241
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	742
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,270
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,716
Annual Return 2002	rr_AnnualReturn2002	(3.14%)
Annual Return 2003	rr_AnnualReturn2003	30.13%
Annual Return 2004	rr_AnnualReturn2004	12.58%
Annual Return 2005	rr_AnnualReturn2005	(4.37%)
Annual Return 2006	rr_AnnualReturn2006	9.65%
Annual Return 2007	rr_AnnualReturn2007	(28.15%)
Annual Return 2008	rr_AnnualReturn2008	(41.44%)
Annual Return 2009	rr_AnnualReturn2009	(4.03%)
Annual Return 2010	rr_AnnualReturn2010	11.71%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(13.13%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.11%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2001
Banking Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(13.78%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.89%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2001
Banking Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(10.94%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.73%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2001

Basic Materials Fund (Second Prospectus Summary) | Basic Materials Fund
BASIC MATERIALS FUND
INVESTMENT OBJECTIVE -
The Basic Materials Fund (the "Fund") seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future,
at least  $100,000 in certain Rydex|SGI Funds. More information about these and
other discounts is available from your financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Basic Materials Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Basic Materials Fund	A-Class Shares	C-Class Shares
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses	1.64%	2.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Basic Materials Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	634	968	1,324	2,326
C-Class Shares	342	745	1,275	2,726

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Basic Materials Fund C-Class Shares	242	745	1,275	2,726

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 292% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Basic Materials Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
In addition, the Fund will invest to a significant extent in the securities of Basic Materials Companies that have small to mid-sized capitalizations.
Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production and transportation of metals, textiles, and wood products. The Fund may also purchase American Depositary
Receipts ("ADRs") to gain exposure to foreign Basic Materials Companies and
U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the basic materials sector and therefore may be concentrated in an industry or group of industries within the basic materials sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its
shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Basic Materials Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the basic materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -1.61%.

Highest Quarter Return                        Lowest Quarter Return
(quarter ended 12/31/2003) 21.58%   (quarter ended 9/30/2008) -30.08%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Basic Materials Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	20.89%	10.94%		11.61%	Sep 1, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	20.79%	10.67%		11.35%	Sep 1, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	13.57%	9.36%		10.05%	Sep 1, 2004
C-Class Shares	Return Before Taxes	24.95%	11.17%		8.80%	May 3, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	24.84%	10.88%		8.55%	May 3, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	16.21%	9.56%		7.63%	May 3, 2001
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	2.01%	May 3, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Basic Materials Fund (Second Prospectus Summary) | Basic Materials Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BASIC MATERIALS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Basic Materials Fund (the "Fund") seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future,
at least  $100,000 in certain Rydex|SGI Funds. More information about these and
other discounts is available from your financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 292% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	292.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Basic Materials Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
In addition, the Fund will invest to a significant extent in the securities of Basic Materials Companies that have small to mid-sized capitalizations.
Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production and transportation of metals, textiles, and wood products. The Fund may also purchase American Depositary
Receipts ("ADRs") to gain exposure to foreign Basic Materials Companies and
U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the basic materials sector and therefore may be concentrated in an industry or group of industries within the basic materials sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its
shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Basic Materials Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the basic materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -1.61%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                        Lowest Quarter Return
(quarter ended 12/31/2003) 21.58%   (quarter ended 9/30/2008) -30.08%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Basic Materials Fund (Second Prospectus Summary) | Basic Materials Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.61%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.08%)
Basic Materials Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.01%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	May 3, 2001
Basic Materials Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	634
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	968
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,324
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,326
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Basic Materials Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Basic Materials Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Basic Materials Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	342
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	745
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,726
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	242
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	745
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,275
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,726
Annual Return 2002	rr_AnnualReturn2002	(14.53%)
Annual Return 2003	rr_AnnualReturn2003	31.45%
Annual Return 2004	rr_AnnualReturn2004	19.37%
Annual Return 2005	rr_AnnualReturn2005	2.72%
Annual Return 2006	rr_AnnualReturn2006	20.89%
Annual Return 2007	rr_AnnualReturn2007	33.44%
Annual Return 2008	rr_AnnualReturn2008	(46.17%)
Annual Return 2009	rr_AnnualReturn2009	55.27%
Annual Return 2010	rr_AnnualReturn2010	25.95%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2001
Basic Materials Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2001
Basic Materials Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2001

Biotechnology Fund (Second Prospectus Summary) | Biotechnology Fund
BIOTECHNOLOGY FUND
INVESTMENT OBJECTIVE -
The Biotechnology Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Biotechnology Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Biotechnology Fund	A-Class Shares	C-Class Shares
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses	1.64%	2.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Biotechnology Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	634	968	1,324	2,326
C-Class Shares	342	745	1,275	2,726

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Biotechnology Fund C-Class Shares	242	745	1,275	2,726

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 337% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Biotechnology Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the
Fund will invest to a significant extent in the securities of Biotechnology
Companies that have small to mid-sized capitalizations. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or
provide processes or services instead of, or in addition to, products. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign
Biotechnology Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the biotechnology sector and therefore may be concentrated in an industry or group of industries within the biotechnology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Biotechnology Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the biotechnology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 16.56%.

Highest Quarter Return                         Lowest Quarter Return
(quarter ended 6/30/2003) 26.58%   (quarter ended 6/30/2002) -33.69%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Biotechnology Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	5.05%	2.63%		5.15%	Sep 1, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	5.05%	2.63%		5.15%	Sep 1, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.28%	2.25%		4.46%	Sep 1, 2004
C-Class Shares	Return Before Taxes	8.63%	2.90%		1.36%	Mar 30, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	8.63%	2.90%		1.36%	Mar 30, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.61%	2.49%		1.16%	Mar 30, 2001
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	2.77%	Mar 30, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Biotechnology Fund (Second Prospectus Summary) | Biotechnology Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BIOTECHNOLOGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Biotechnology Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 337% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	337.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Biotechnology Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the
Fund will invest to a significant extent in the securities of Biotechnology
Companies that have small to mid-sized capitalizations. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or
provide processes or services instead of, or in addition to, products. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign
Biotechnology Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the biotechnology sector and therefore may be concentrated in an industry or group of industries within the biotechnology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Biotechnology Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the biotechnology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 16.56%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                         Lowest Quarter Return
(quarter ended 6/30/2003) 26.58%   (quarter ended 6/30/2002) -33.69%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Biotechnology Fund (Second Prospectus Summary) | Biotechnology Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.69%)
Biotechnology Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.77%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 30, 2001
Biotechnology Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	634
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	968
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,324
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,326
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Biotechnology Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Biotechnology Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Biotechnology Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	342
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	745
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,726
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	242
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	745
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,275
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,726
Annual Return 2002	rr_AnnualReturn2002	(46.14%)
Annual Return 2003	rr_AnnualReturn2003	44.83%
Annual Return 2004	rr_AnnualReturn2004	(0.83%)
Annual Return 2005	rr_AnnualReturn2005	10.65%
Annual Return 2006	rr_AnnualReturn2006	(4.06%)
Annual Return 2007	rr_AnnualReturn2007	4.67%
Annual Return 2008	rr_AnnualReturn2008	(11.35%)
Annual Return 2009	rr_AnnualReturn2009	18.21%
Annual Return 2010	rr_AnnualReturn2010	9.63%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2001
Biotechnology Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2001
Biotechnology Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2001

Consumer Products Fund (Second Prospectus Summary) | Consumer Products Fund
CONSUMER PRODUCTS FUND
INVESTMENT OBJECTIVE -
The Consumer Products Fund (the "Fund") seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future,
at least  $100,000 in certain Rydex|SGI Funds. More information about these and
other discounts is available from your financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Consumer Products Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Consumer Products Fund	A-Class Shares	C-Class Shares
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.53%	0.53%
Total Annual Fund Operating Expenses	1.63%	2.38%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Consumer Products Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	633	965	1,319	2,316
C-Class Shares	341	742	1,270	2,716

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Consumer Products Fund C-Class Shares	241	742	1,270	2,716

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 400% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Consumer Products Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
In addition, the Fund will invest to a significant extent in the securities of Consumer Products Companies that have small to mid-sized capitalizations.
Consumer Products Companies include companies that manufacture wholesale or retail food, staple retail products and non-durable goods such as beverages, tobacco, household and personal care products. The Fund may also purchase
American Depositary Receipts ("ADRs") to gain exposure to foreign Consumer
Products Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the consumer products sector and therefore may be concentrated in an industry or group of industries within the consumer products sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Consumer Products Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the consumer products sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Consumer Products Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund
as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 11.38%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2003) 14.91%   (quarter ended 12/31/2008) -14.56%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Consumer Products Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	11.74%	5.80%		5.73%	Sep 1, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	5.10%	4.36%		4.51%	Sep 1, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.53%	4.14%		4.22%	Sep 1, 2004
C-Class Shares	Return Before Taxes	15.52%	6.04%		6.44%	Jul 24, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	8.22%	4.51%		5.52%	Jul 24, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.98%	4.30%		5.08%	Jul 24, 2001
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	2.72%	Jul 24, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Consumer Products Fund (Second Prospectus Summary) | Consumer Products Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	CONSUMER PRODUCTS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Consumer Products Fund (the "Fund") seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future,
at least  $100,000 in certain Rydex|SGI Funds. More information about these and
other discounts is available from your financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 400% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	400.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Consumer Products Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
In addition, the Fund will invest to a significant extent in the securities of Consumer Products Companies that have small to mid-sized capitalizations.
Consumer Products Companies include companies that manufacture wholesale or retail food, staple retail products and non-durable goods such as beverages, tobacco, household and personal care products. The Fund may also purchase
American Depositary Receipts ("ADRs") to gain exposure to foreign Consumer
Products Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the consumer products sector and therefore may be concentrated in an industry or group of industries within the consumer products sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Consumer Products Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the consumer products sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Consumer Products Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund
as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 11.38%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2003) 14.91%   (quarter ended 12/31/2008) -14.56%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Consumer Products Fund (Second Prospectus Summary) | Consumer Products Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.56%)
Consumer Products Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.72%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Jul 24, 2001
Consumer Products Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	633
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	965
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,319
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,316
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Consumer Products Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Consumer Products Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Consumer Products Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	341
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	742
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,270
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,716
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	241
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	742
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,270
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,716
Annual Return 2002	rr_AnnualReturn2002	(4.51%)
Annual Return 2003	rr_AnnualReturn2003	20.35%
Annual Return 2004	rr_AnnualReturn2004	12.15%
Annual Return 2005	rr_AnnualReturn2005	(1.66%)
Annual Return 2006	rr_AnnualReturn2006	16.07%
Annual Return 2007	rr_AnnualReturn2007	10.16%
Annual Return 2008	rr_AnnualReturn2008	(23.84%)
Annual Return 2009	rr_AnnualReturn2009	18.21%
Annual Return 2010	rr_AnnualReturn2010	16.47%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2001
Consumer Products Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2001
Consumer Products Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2001

Electronics Fund (Second Prospectus Summary) | Electronics Fund
ELECTRONICS FUND
INVESTMENT OBJECTIVE -
The Electronics Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices("Electronics Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Electronics Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Electronics Fund	A-Class Shares	C-Class Shares
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses	1.64%	2.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Electronics Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	634	968	1,324	2,326
C-Class Shares	342	745	1,275	2,726

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Electronics Fund C-Class Shares	242	745	1,275	2,726

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,171% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Electronics Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of
Electronics Companies that have small to mid-sized capitalizations. Electronics
Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors;
electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas. The Fund may also purchase American Depositary Receipts ("ADRs")
to gain exposure to foreign Electronics Companies and U.S. government securities.
In an effort to ensure that the Fund is fully invested on a day-to-day basis, the
Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the electronics sector and therefore may be concentrated in an industry or group of industries within the electronics sector.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Electronics Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the electronics sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 1.36%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2003) 26.52%   (quarter ended 9/30/2002) -38.80%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Electronics Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	3.15%	(1.89%)		1.67%	Sep 1, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	3.15%	(1.89%)		1.67%	Sep 1, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.05%	(1.60%)		1.43%	Sep 1, 2004
C-Class Shares	Return Before Taxes	6.68%	(1.58%)		(5.94%)	Mar 26, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	6.68%	(1.58%)		(5.94%)	Mar 26, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.34%	(1.34%)		(4.82%)	Mar 26, 2001
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	2.84%	Mar 26, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Electronics Fund (Second Prospectus Summary) | Electronics Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ELECTRONICS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Electronics Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices("Electronics Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,171% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1171.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Electronics Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of
Electronics Companies that have small to mid-sized capitalizations. Electronics
Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors;
electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas. The Fund may also purchase American Depositary Receipts ("ADRs")
to gain exposure to foreign Electronics Companies and U.S. government securities.
In an effort to ensure that the Fund is fully invested on a day-to-day basis, the
Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the electronics sector and therefore may be concentrated in an industry or group of industries within the electronics sector.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Electronics Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the electronics sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 1.36%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2003) 26.52%   (quarter ended 9/30/2002) -38.80%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Electronics Fund (Second Prospectus Summary) | Electronics Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.80%)
Electronics Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.84%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 26, 2001
Electronics Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	634
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	968
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,324
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,326
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.89%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Electronics Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.89%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Electronics Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.60%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Electronics Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	342
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	745
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,726
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	242
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	745
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,275
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,726
Annual Return 2002	rr_AnnualReturn2002	(49.75%)
Annual Return 2003	rr_AnnualReturn2003	70.86%
Annual Return 2004	rr_AnnualReturn2004	(21.72%)
Annual Return 2005	rr_AnnualReturn2005	3.72%
Annual Return 2006	rr_AnnualReturn2006	5.39%
Annual Return 2007	rr_AnnualReturn2007	(3.07%)
Annual Return 2008	rr_AnnualReturn2008	(50.44%)
Annual Return 2009	rr_AnnualReturn2009	69.40%
Annual Return 2010	rr_AnnualReturn2010	7.68%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.58%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.94%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 26, 2001
Electronics Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.58%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.94%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 26, 2001
Electronics Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.34%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.82%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 26, 2001

Energy Fund (Second Prospectus Summary) | Energy Fund
ENERGY FUND
INVESTMENT OBJECTIVE -
The Energy Fund (the "Fund") seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family
invest, or agree to invest in the future, at least  $100,000 in certain Rydex|SGI Funds. More
information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares -
Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Energy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Energy Fund	A-Class Shares	C-Class Shares
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses	1.64%	2.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Energy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	634	968	1,324	2,326
C-Class Shares	342	745	1,275	2,726

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Energy Fund C-Class Shares	242	745	1,275	2,726

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, whenit buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 273% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of Energy Companies that have small to mid-sized capitalizations.
Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Energy
Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the energy sector and therefore may be concentrated in an industry or group of industries within the energy sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Energy Sector Concentration Risk - To the extent that the Fund's investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of
Energy Companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the
A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 7.74%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2008) 27.24%   (quarter ended 9/30/2008) -34.08%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Energy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	13.41%	4.89%		11.48%	Sep 1, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	13.35%	4.57%		11.11%	Sep 1, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.71%	4.14%		10.01%	Sep 1, 2004
C-Class Shares	Return Before Taxes	17.22%	5.14%		8.27%	Apr 19, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	17.16%	4.80%		7.97%	Apr 19, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.19%	4.36%		7.22%	Apr 19, 2001
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	1.96%	Apr 19, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Energy Fund (Second Prospectus Summary) | Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ENERGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Energy Fund (the "Fund") seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family
invest, or agree to invest in the future, at least  $100,000 in certain Rydex|SGI Funds. More
information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares -
Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, whenit buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 273% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	273.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of Energy Companies that have small to mid-sized capitalizations.
Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Energy
Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the energy sector and therefore may be concentrated in an industry or group of industries within the energy sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Energy Sector Concentration Risk - To the extent that the Fund's investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of
Energy Companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the
A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 7.74%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2008) 27.24%   (quarter ended 9/30/2008) -34.08%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Energy Fund (Second Prospectus Summary) | Energy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.08%)
Energy Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	1.96%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Apr 19, 2001
Energy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	634
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	968
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,324
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,326
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Energy Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Energy Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Energy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	342
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	745
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,726
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	242
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	745
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,275
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,726
Annual Return 2002	rr_AnnualReturn2002	(14.09%)
Annual Return 2003	rr_AnnualReturn2003	22.83%
Annual Return 2004	rr_AnnualReturn2004	31.27%
Annual Return 2005	rr_AnnualReturn2005	37.34%
Annual Return 2006	rr_AnnualReturn2006	10.85%
Annual Return 2007	rr_AnnualReturn2007	32.10%
Annual Return 2008	rr_AnnualReturn2008	(46.05%)
Annual Return 2009	rr_AnnualReturn2009	37.57%
Annual Return 2010	rr_AnnualReturn2010	18.22%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 2001
Energy Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 2001
Energy Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 2001

Energy Services Fund (Second Prospectus Summary) | Energy Services Fund
ENERGY SERVICES FUND
INVESTMENT OBJECTIVE -
The Energy Services Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales
Charges" section on page 306 of the Prospectus and in the "A-Class Shares -
Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Energy Services Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Energy Services Fund	A-Class Shares	C-Class Shares
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses	1.64%	2.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Energy Services Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	634	968	1,324	2,326
C-Class Shares	342	745	1,275	2,726

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Energy Services Fund C-Class Shares	242	745	1,275	2,726

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 205% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Services Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of Energy
Services Companies that have small to mid-sized capitalizations. Energy Services
Companies are engaged in one or more businesses in the energy services field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal;
companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance;
companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Energy Services Companies and U.S. government securities.
In an effort to ensure that the Fund is fully invested on a day-to-day basis, the
Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the energy services sector and therefore may be concentrated in an industry or group of industries within the energy services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Energy Services Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the energy services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 10.34%.

Highest Quarter Return                          Lowest Quarter Return
(quarter ended 6/30/2009) 31.35%   (quarter ended 12/31/2008) -47.28%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Energy Services Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	20.55%	4.76%		12.32%	Sep 1, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	20.55%	4.76%		12.32%	Sep 1, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	13.36%	4.10%		10.89%	Sep 1, 2004
C-Class Shares	Return Before Taxes	24.63%	4.99%		6.00%	Mar 30, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	24.63%	4.99%		6.00%	Mar 30, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	16.01%	4.30%		5.27%	Mar 30, 2001
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	2.77%	Mar 30, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Energy Services Fund (Second Prospectus Summary) | Energy Services Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ENERGY SERVICES FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Energy Services Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales
Charges" section on page 306 of the Prospectus and in the "A-Class Shares -
Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 205% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	205.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Services Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of Energy
Services Companies that have small to mid-sized capitalizations. Energy Services
Companies are engaged in one or more businesses in the energy services field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal;
companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance;
companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Energy Services Companies and U.S. government securities.
In an effort to ensure that the Fund is fully invested on a day-to-day basis, the
Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the energy services sector and therefore may be concentrated in an industry or group of industries within the energy services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Energy Services Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the energy services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.co
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 10.34%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
(quarter ended 6/30/2009) 31.35%   (quarter ended 12/31/2008) -47.28%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Energy Services Fund (Second Prospectus Summary) | Energy Services Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(47.28%)
Energy Services Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.77%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 30, 2001
Energy Services Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	634
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	968
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,324
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,326
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Energy Services Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Energy Services Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Energy Services Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	342
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	745
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,726
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	242
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	745
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,275
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,726
Annual Return 2002	rr_AnnualReturn2002	(11.46%)
Annual Return 2003	rr_AnnualReturn2003	7.84%
Annual Return 2004	rr_AnnualReturn2004	33.40%
Annual Return 2005	rr_AnnualReturn2005	47.08%
Annual Return 2006	rr_AnnualReturn2006	10.06%
Annual Return 2007	rr_AnnualReturn2007	36.01%
Annual Return 2008	rr_AnnualReturn2008	(58.03%)
Annual Return 2009	rr_AnnualReturn2009	61.61%
Annual Return 2010	rr_AnnualReturn2010	25.63%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2001
Energy Services Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2001
Energy Services Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2001

Financial Services Fund (Second Prospectus Summary) | Financial Services Fund
FINANCIAL SERVICES FUND
INVESTMENT OBJECTIVE -
The Financial Services Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the financial services sector
("Financial Services Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future,
at least  $100,000 in certain Rydex|SGI Funds. More information about these and
other discounts is available from your financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Financial Services Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Financial Services Fund	A-Class Shares	C-Class Shares
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses	1.64%	2.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Financial Services Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	634	968	1,324	2,326
C-Class Shares	342	745	1,275	2,726

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Financial Services Fund C-Class Shares	242	745	1,275	2,726

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 601% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Financial Services Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
In addition, the Fund will invest to a significant extent in the securities of
Financial Services Companies that have small to mid-sized capitalizations.
Financial Service Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies and real-estate investment trusts. The
Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Financial Services Companies and U.S. government securities. Under
U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the financial services sector and therefore may be concentrated in an industry or group of industries within the financial services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Financial Services Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Financial Services Companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -0.11%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2009) 25.84%   (quarter ended 12/31/2008) -31.93%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Financial Services Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	9.05%	(8.70%)		(4.83%)	Sep 1, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	8.54%	(9.23%)		(5.35%)	Sep 1, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.86%	(7.46%)		(4.29%)	Sep 1, 2004
C-Class Shares	Return Before Taxes	12.67%	(8.47%)		(2.78%)	Apr 19, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	12.10%	(9.02%)		(3.20%)	Apr 19, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.21%	(7.29%)		(2.54%)	Apr 19, 2001
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	1.96%	Apr 19, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Financial Services Fund (Second Prospectus Summary) | Financial Services Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FINANCIAL SERVICES FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Financial Services Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the financial services sector
("Financial Services Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future,
at least  $100,000 in certain Rydex|SGI Funds. More information about these and
other discounts is available from your financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 601% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	601.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Financial Services Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
In addition, the Fund will invest to a significant extent in the securities of
Financial Services Companies that have small to mid-sized capitalizations.
Financial Service Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies and real-estate investment trusts. The
Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Financial Services Companies and U.S. government securities. Under
U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the financial services sector and therefore may be concentrated in an industry or group of industries within the financial services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Financial Services Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Financial Services Companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -0.11%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2009) 25.84%   (quarter ended 12/31/2008) -31.93%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Financial Services Fund (Second Prospectus Summary) | Financial Services Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.11%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.93%)
Financial Services Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	1.96%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Apr 19, 2001
Financial Services Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	634
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	968
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,324
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,326
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.70%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.83%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Financial Services Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.23%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.35%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Financial Services Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.46%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.29%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Financial Services Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	342
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	745
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,726
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	242
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	745
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,275
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,726
Annual Return 2002	rr_AnnualReturn2002	(16.46%)
Annual Return 2003	rr_AnnualReturn2003	28.58%
Annual Return 2004	rr_AnnualReturn2004	16.05%
Annual Return 2005	rr_AnnualReturn2005	2.18%
Annual Return 2006	rr_AnnualReturn2006	14.81%
Annual Return 2007	rr_AnnualReturn2007	(19.66%)
Annual Return 2008	rr_AnnualReturn2008	(48.33%)
Annual Return 2009	rr_AnnualReturn2009	18.59%
Annual Return 2010	rr_AnnualReturn2010	13.67%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.47%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.78%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 2001
Financial Services Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.20%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 2001
Financial Services Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.29%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.54%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 2001

Health Care Fund (Second Prospectus Summary) | Health Care Fund
HEALTH CARE FUND
INVESTMENT OBJECTIVE -
The Health Care Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $100,000 in certain Rydex|SGI Funds. More information about these and other discounts
is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Health Care Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Health Care Fund	A-Class Shares	C-Class Shares
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.53%	0.53%
Total Annual Fund Operating Expenses	1.63%	2.38%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Health Care Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	633	965	1,319	2,316
C-Class Shares	341	742	1,270	2,716

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Health Care Fund C-Class Shares	241	742	1,270	2,716

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 619% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Health Care Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
In addition, the Fund will invest to a significant extent in the securities of
Health Care Companies that have small to mid-sized capitalizations. Health Care
Companies include pharmaceutical companies, companies involved in the research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care related products or services. The
Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Health Care Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the health care sector and therefore may be concentrated in an industry or group of industries within the health care sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Health Care Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the health care sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies also may fluctuate widely in response to such events.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 13.08%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2003) 16.39%   (quarter ended 12/31/2008) -15.88%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Health Care Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	1.47%	1.02%		3.47%	Sep 1, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	1.47%	1.01%		3.47%	Sep 1, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.96%	0.87%		2.99%	Sep 1, 2004
C-Class Shares	Return Before Taxes	4.86%	1.26%		2.61%	Mar 30, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	4.86%	1.26%		2.60%	Mar 30, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.16%	1.08%		2.25%	Mar 30, 2001
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	2.77%	Mar 30, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Health Care Fund (Second Prospectus Summary) | Health Care Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HEALTH CARE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Health Care Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $100,000 in certain Rydex|SGI Funds. More information about these and other discounts
is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 619% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	619.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Health Care Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
In addition, the Fund will invest to a significant extent in the securities of
Health Care Companies that have small to mid-sized capitalizations. Health Care
Companies include pharmaceutical companies, companies involved in the research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care related products or services. The
Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Health Care Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the health care sector and therefore may be concentrated in an industry or group of industries within the health care sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Health Care Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the health care sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies also may fluctuate widely in response to such events.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 13.08%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2003) 16.39%   (quarter ended 12/31/2008) -15.88%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Health Care Fund (Second Prospectus Summary) | Health Care Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.88%)
Health Care Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.77%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 30, 2001
Health Care Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	633
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	965
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,319
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,316
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Health Care Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Health Care Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Health Care Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	341
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	742
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,270
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,716
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	241
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	742
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,270
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,716
Annual Return 2002	rr_AnnualReturn2002	(20.81%)
Annual Return 2003	rr_AnnualReturn2003	30.82%
Annual Return 2004	rr_AnnualReturn2004	5.17%
Annual Return 2005	rr_AnnualReturn2005	9.43%
Annual Return 2006	rr_AnnualReturn2006	3.61%
Annual Return 2007	rr_AnnualReturn2007	5.19%
Annual Return 2008	rr_AnnualReturn2008	(25.54%)
Annual Return 2009	rr_AnnualReturn2009	23.96%
Annual Return 2010	rr_AnnualReturn2010	5.86%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2001
Health Care Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2001
Health Care Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2001

Internet Fund (Second Prospectus Summary) | Internet Fund
INTERNET FUND
INVESTMENT OBJECTIVE -
The Internet Fund (the "Fund") seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet
("Internet Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Internet Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Internet Fund	A-Class Shares	C-Class Shares
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses	1.64%	2.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Internet Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	634	968	1,324	2,326
C-Class Shares	342	745	1,275	2,726

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Internet Fund C-Class Shares	242	745	1,275	2,726

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 291% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Internet Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of
Internet Companies that have small to mid-sized capitalizations. Internet
Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain broad representation of the various industries in the Internet sector. The Fund may also purchase
American Depositary Receipts ("ADRs") to gain exposure to foreign Internet
Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the Internet sector and therefore may be concentrated in an industry or group of industries within the Internet sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Internet Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the Internet sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies also may fluctuate widely in response to such events.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class
Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 1.84%.

Highest Quarter Return                        Lowest Quarter Return
(quarter ended 12/31/2002) 31.76%   (quarter ended 6/30/2002) -31.67%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Internet Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	15.19%	4.70%		6.64%	Sep 1, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	15.19%	4.52%		6.50%	Sep 1, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.87%	3.91%		5.67%	Sep 1, 2004
C-Class Shares	Return Before Taxes	18.92%	4.93%		(1.58%)	Apr 19, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	18.92%	4.75%		(1.67%)	Apr 19, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.30%	4.12%		(1.39%)	Apr 19, 2001
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	1.96%	Apr 19, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Internet Fund (Second Prospectus Summary) | Internet Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNET FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Internet Fund (the "Fund") seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet
("Internet Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 291% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	291.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Internet Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of
Internet Companies that have small to mid-sized capitalizations. Internet
Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain broad representation of the various industries in the Internet sector. The Fund may also purchase
American Depositary Receipts ("ADRs") to gain exposure to foreign Internet
Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the Internet sector and therefore may be concentrated in an industry or group of industries within the Internet sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Internet Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the Internet sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies also may fluctuate widely in response to such events.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class
Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 1.84%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                        Lowest Quarter Return
(quarter ended 12/31/2002) 31.76%   (quarter ended 6/30/2002) -31.67%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Internet Fund (Second Prospectus Summary) | Internet Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.67%)
Internet Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	1.96%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Apr 19, 2001
Internet Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	634
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	968
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,324
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,326
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Internet Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Internet Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Internet Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	342
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	745
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,726
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	242
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	745
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,275
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,726
Annual Return 2002	rr_AnnualReturn2002	(44.07%)
Annual Return 2003	rr_AnnualReturn2003	62.42%
Annual Return 2004	rr_AnnualReturn2004	11.82%
Annual Return 2005	rr_AnnualReturn2005	(2.99%)
Annual Return 2006	rr_AnnualReturn2006	7.23%
Annual Return 2007	rr_AnnualReturn2007	10.44%
Annual Return 2008	rr_AnnualReturn2008	(45.34%)
Annual Return 2009	rr_AnnualReturn2009	63.90%
Annual Return 2010	rr_AnnualReturn2010	19.92%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.58%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 2001
Internet Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.67%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 2001
Internet Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.39%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 2001

Leisure Fund (Second Prospectus Summary) | Leisure Fund
LEISURE FUND
INVESTMENT OBJECTIVE -
The Leisure Fund (the "Fund") seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future,
at least  $100,000 in certain Rydex|SGI Funds. More information about these and
other discounts is available from your financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Leisure Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Leisure Fund	A-Class Shares	C-Class Shares
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.53%	0.54%
Total Annual Fund Operating Expenses	1.63%	2.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Leisure Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years
A-Class Shares	633	965	1,319
C-Class Shares	342	745	1,275

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Leisure Fund C-Class Shares	242	745	1,275	2,726

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 963% of the average value of its portfolio. However, the
Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Leisure Companies that are traded in the United
States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of Leisure Companies that have small to mid-sized capitalizations. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, restaurants, casinos, radio and television broadcasting and advertising companies, motion picture production companies, entertainment software companies, toys and sporting goods manufacturers, musical recording companies, alcohol and tobacco companies, and publishing companies. The Fund may also purchase American
Depositary Receipts ("ADRs") to gain exposure to foreign Leisure Companies and
U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the leisure sector and therefore may be concentrated in an industry or group of industries within the leisure sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Leisure Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the leisure sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Leisure Companies also may fluctuate widely in response to such events.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 8.36%.

Highest Quarter Return                          Lowest Quarter Return
(quarter ended 6/30/2009) 24.19%   (quarter ended 12/31/2008) -29.92%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Leisure Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	23.82%	0.31%		2.45%	Sep 1, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	23.82%	0.31%		2.45%	Sep 1, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	15.48%	0.26%		2.10%	Sep 1, 2004
C-Class Shares	Return Before Taxes	27.88%	0.50%		(0.06%)	May 3, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	27.88%	0.50%		(0.06%)	May 3, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	18.12%	0.43%		(0.05%)	May 3, 2001
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	2.01%	May 3, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Leisure Fund (Second Prospectus Summary) | Leisure Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LEISURE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Leisure Fund (the "Fund") seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future,
at least  $100,000 in certain Rydex|SGI Funds. More information about these and
other discounts is available from your financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 963% of the average value of its portfolio. However, the
Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	963.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Leisure Companies that are traded in the United
States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of Leisure Companies that have small to mid-sized capitalizations. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, restaurants, casinos, radio and television broadcasting and advertising companies, motion picture production companies, entertainment software companies, toys and sporting goods manufacturers, musical recording companies, alcohol and tobacco companies, and publishing companies. The Fund may also purchase American
Depositary Receipts ("ADRs") to gain exposure to foreign Leisure Companies and
U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the leisure sector and therefore may be concentrated in an industry or group of industries within the leisure sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Leisure Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the leisure sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Leisure Companies also may fluctuate widely in response to such events.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 8.36%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
(quarter ended 6/30/2009) 24.19%   (quarter ended 12/31/2008) -29.92%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Leisure Fund (Second Prospectus Summary) | Leisure Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.92%)
Leisure Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.01%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	May 3, 2001
Leisure Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	633
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	965
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,319
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Leisure Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Leisure Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Leisure Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	342
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	745
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	242
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	745
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,275
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,726
Annual Return 2002	rr_AnnualReturn2002	(16.10%)
Annual Return 2003	rr_AnnualReturn2003	33.28%
Annual Return 2004	rr_AnnualReturn2004	21.92%
Annual Return 2005	rr_AnnualReturn2005	(6.20%)
Annual Return 2006	rr_AnnualReturn2006	20.16%
Annual Return 2007	rr_AnnualReturn2007	(1.92%)
Annual Return 2008	rr_AnnualReturn2008	(49.76%)
Annual Return 2009	rr_AnnualReturn2009	34.35%
Annual Return 2010	rr_AnnualReturn2010	28.88%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.06%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2001
Leisure Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.06%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2001
Leisure Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.05%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2001

Precious Metals Fund (Second Prospectus Summary) | Precious Metals Fund
PRECIOUS METALS FUND
INVESTMENT OBJECTIVE -
The Precious Metals Fund (the "Fund") seeks to provide capital appreciation by investing in U.S.
and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services ("Precious Metals Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares
- Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Precious Metals Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Precious Metals Fund	A-Class Shares	C-Class Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.53%	0.53%
Total Annual Fund Operating Expenses	1.53%	2.28%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Precious Metals Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	623	935	1,270	2,212
C-Class Shares	331	712	1,220	2,615

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Precious Metals Fund C-Class Shares	231	712	1,220	2,615

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 322% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Precious Metals Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and
companies that provide services to Precious Metals Companies. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign
Precious Metals Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the precious metals sector and therefore may be concentrated in an industry or group of industries within the precious metals sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Precious Metals Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the precious metals sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Precious Metals Companies also may fluctuate widely in response to such events.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -12.74%.

Highest Quarter Return                         Lowest Quarter Return
(quarter ended 3/31/2002) 32.19%   (quarter ended 9/30/2008) -34.02%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Precious Metals Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	31.49%	12.40%	13.38%	Sep 1, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	31.47%	12.38%	13.37%	Sep 1, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	20.47%	10.86%	11.84%	Sep 1, 2004
C-Class Shares	Return Before Taxes	36.02%	12.62%	15.30%	Apr 27, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	36.00%	12.60%	15.26%	Apr 27, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	23.41%	11.05%	13.86%	Apr 27, 2001
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.17%	Sep 1, 2004	1.97%	Apr 27, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Precious Metals Fund (Second Prospectus Summary) | Precious Metals Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRECIOUS METALS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Precious Metals Fund (the "Fund") seeks to provide capital appreciation by investing in U.S.
and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services ("Precious Metals Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares
- Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 322% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	322.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Precious Metals Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and
companies that provide services to Precious Metals Companies. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign
Precious Metals Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the precious metals sector and therefore may be concentrated in an industry or group of industries within the precious metals sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Precious Metals Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the precious metals sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Precious Metals Companies also may fluctuate widely in response to such events.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -12.74%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                         Lowest Quarter Return
(quarter ended 3/31/2002) 32.19%   (quarter ended 9/30/2008) -34.02%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Precious Metals Fund (Second Prospectus Summary) | Precious Metals Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.74%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.02%)
Precious Metals Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	1.97%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Apr 27, 2001
Precious Metals Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	623
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	935
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,270
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,212
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Precious Metals Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Precious Metals Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Precious Metals Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	331
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,220
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,615
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	231
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	712
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,615
Annual Return 2002	rr_AnnualReturn2002	46.88%
Annual Return 2003	rr_AnnualReturn2003	40.81%
Annual Return 2004	rr_AnnualReturn2004	(14.94%)
Annual Return 2005	rr_AnnualReturn2005	20.34%
Annual Return 2006	rr_AnnualReturn2006	20.35%
Annual Return 2007	rr_AnnualReturn2007	18.67%
Annual Return 2008	rr_AnnualReturn2008	(38.29%)
Annual Return 2009	rr_AnnualReturn2009	50.06%
Annual Return 2010	rr_AnnualReturn2010	37.02%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	36.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2001
Precious Metals Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	36.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2001
Precious Metals Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2001

Retailing Fund (Second Prospectus Summary) | Retailing Fund
RETAILING FUND
INVESTMENT OBJECTIVE -
The Retailing Fund (the "Fund") seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold A-Class
Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in certain
Rydex|SGI Funds. More information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Retailing Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retailing Fund	A-Class Shares	C-Class Shares
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses	1.64%	2.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Retailing Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	634	968	1,324	2,326
C-Class Shares	342	745	1,275	2,726

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Retailing Fund C-Class Shares	242	745	1,275	2,726

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 1,062%
of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Retailing Companies that are traded in the
United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Retailing Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the retailing sector and therefore may be concentrated in an industry or group of industries within the retailing sector.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Retailing Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the retailing sector, the
Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of the Retailing Companies also may fluctuate widely in response to such events.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 5.86%.

Highest Quarter Return                          Lowest Quarter Return
(quarter ended 6/30/2003) 19.59%   (quarter ended 12/31/2008) -24.27%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Retailing Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	18.82%	1.15%		3.70%	Sep 1, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	18.74%	1.14%		3.69%	Sep 1, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.23%	0.97%		3.18%	Sep 1, 2004
C-Class Shares	Return Before Taxes	22.55%	1.36%		2.06%	May 9, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	22.46%	1.34%		2.05%	May 9, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	14.65%	1.15%		1.77%	May 9, 2001
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	1.95%	May 9, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Retailing Fund (Second Prospectus Summary) | Retailing Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	RETAILING FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Retailing Fund (the "Fund") seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold A-Class
Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in certain
Rydex|SGI Funds. More information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 1,062%
of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1062.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Retailing Companies that are traded in the
United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Retailing Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the retailing sector and therefore may be concentrated in an industry or group of industries within the retailing sector.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Retailing Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the retailing sector, the
Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of the Retailing Companies also may fluctuate widely in response to such events.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 5.86%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
(quarter ended 6/30/2003) 19.59%   (quarter ended 12/31/2008) -24.27%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Retailing Fund (Second Prospectus Summary) | Retailing Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.27%)
Retailing Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	1.95%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	May 9, 2001
Retailing Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	634
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	968
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,324
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,326
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Retailing Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Retailing Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Retailing Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	342
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	745
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,726
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	242
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	745
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,275
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,726
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2001
Retailing Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2001
Retailing Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2001

Technology Fund (Second Prospectus Summary) | Technology Fund
TECHNOLOGY FUND
INVESTMENT OBJECTIVE -
The Technology Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Technology Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Technology Fund	A-Class Shares	C-Class Shares
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses	1.64%	2.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Technology Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	634	968	1,324	2,326
C-Class Shares	342	745	1,275	2,726

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Technology Fund C-Class Shares	242	745	1,275	2,726

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 393% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Technology Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
In addition, the Fund will invest to a significant extent in the securities of
Technology Companies that have small to mid-sized capitalizations. Technology
Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements.
These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics and communications sectors. The Fund may also purchase American Depositary
Receipts ("ADRs") to gain exposure to foreign Technology Companies and U.S.
government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the technology sector and therefore may be concentrated in an industry or group of industries within the technology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Technology Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the
Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.
The prices of the securities of Technology Companies also may fluctuate widely in response to such events.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 1.57%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2003) 26.57%   (quarter ended 6/30/2002) -27.71%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Technology Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	7.12%	1.44%		4.17%	Sep 1, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	7.12%	1.44%		4.15%	Sep 1, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.63%	1.23%		3.59%	Sep 1, 2004
C-Class Shares	Return Before Taxes	10.93%	1.76%		(2.04%)	Apr 18, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	10.93%	1.76%		(2.05%)	Apr 18, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.11%	1.50%		(1.71%)	Apr 18, 2001
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	2.09%	Apr 18, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Technology Fund (Second Prospectus Summary) | Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TECHNOLOGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Technology Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 393% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	393.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Technology Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
In addition, the Fund will invest to a significant extent in the securities of
Technology Companies that have small to mid-sized capitalizations. Technology
Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements.
These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics and communications sectors. The Fund may also purchase American Depositary
Receipts ("ADRs") to gain exposure to foreign Technology Companies and U.S.
government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the technology sector and therefore may be concentrated in an industry or group of industries within the technology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Technology Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the
Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.
The prices of the securities of Technology Companies also may fluctuate widely in response to such events.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 1.57%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2003) 26.57%   (quarter ended 6/30/2002) -27.71%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Technology Fund (Second Prospectus Summary) | Technology Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.71%)
Technology Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.09%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Apr 18, 2001
Technology Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	634
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	968
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,324
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,326
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Technology Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Technology Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Technology Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	342
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	745
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,726
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	242
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	745
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,275
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,726
Annual Return 2002	rr_AnnualReturn2002	(40.77%)
Annual Return 2003	rr_AnnualReturn2003	55.57%
Annual Return 2004	rr_AnnualReturn2004	(0.73%)
Annual Return 2005	rr_AnnualReturn2005	1.56%
Annual Return 2006	rr_AnnualReturn2006	5.41%
Annual Return 2007	rr_AnnualReturn2007	10.95%
Annual Return 2008	rr_AnnualReturn2008	(45.95%)
Annual Return 2009	rr_AnnualReturn2009	54.21%
Annual Return 2010	rr_AnnualReturn2010	11.93%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.04%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 18, 2001
Technology Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.05%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 18, 2001
Technology Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.71%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 18, 2001

Telecommunications Fund (Second Prospectus Summary) | Telecommunications Fund
TELECOMMUNICATIONS FUND
INVESTMENT OBJECTIVE -
The Telecommunications Fund (the "Fund") seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales
Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial
Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Telecommunications Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Telecommunications Fund	A-Class Shares	C-Class Shares
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses	1.64%	2.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Telecommunications Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	634	968	1,324	2,326
C-Class Shares	342	745	1,275	2,726

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Telecommunications Fund C-Class Shares	242	745	1,275	2,726

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,008% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Telecommunications Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of Telecommunications Companies that have small to mid-sized capitalizations. Telecommunications Companies include traditional and wireless telephone services or equipment providers,
Internet equipment and service providers, and fiber-optics. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign
Telecommunications Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the telecommunications sector and therefore may be concentrated in an industry or group of industries within the telecommunications sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Telecommunications Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the telecommunications sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of the
Telecommunications Companies also may fluctuate widely in response to such events.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -3.30%.

Highest Quarter Return                          Lowest Quarter Return
(quarter ended 12/31/2002) 35.77%   (quarter ended 6/30/2002) -29.86%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Telecommunications Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	9.34%	(0.09%)		2.06%	Sep 1, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	9.11%	(0.61%)		1.49%	Sep 1, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.06%	(0.40%)		1.41%	Sep 1, 2004
C-Class Shares	Return Before Taxes	13.29%	0.26%		(5.46%)	Apr 18, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	13.05%	(0.29%)		(5.84%)	Apr 18, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.63%	(0.12%)		(4.66%)	Apr 18, 2001
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	2.09%	Apr 18, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Telecommunications Fund (Second Prospectus Summary) | Telecommunications Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TELECOMMUNICATIONS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Telecommunications Fund (the "Fund") seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales
Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial
Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,008% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1008.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Telecommunications Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of Telecommunications Companies that have small to mid-sized capitalizations. Telecommunications Companies include traditional and wireless telephone services or equipment providers,
Internet equipment and service providers, and fiber-optics. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign
Telecommunications Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the telecommunications sector and therefore may be concentrated in an industry or group of industries within the telecommunications sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Telecommunications Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the telecommunications sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of the
Telecommunications Companies also may fluctuate widely in response to such events.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -3.30%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
(quarter ended 12/31/2002) 35.77%   (quarter ended 6/30/2002) -29.86%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Telecommunications Fund (Second Prospectus Summary) | Telecommunications Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.86%)
Telecommunications Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.09%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Apr 18, 2001
Telecommunications Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	634
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	968
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,324
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,326
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.09%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Telecommunications Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.61%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Telecommunications Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.40%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Telecommunications Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	342
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	745
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,726
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	242
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	745
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,275
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,726
Annual Return 2002	rr_AnnualReturn2002	(43.79%)
Annual Return 2003	rr_AnnualReturn2003	31.08%
Annual Return 2004	rr_AnnualReturn2004	12.15%
Annual Return 2005	rr_AnnualReturn2005	(1.36%)
Annual Return 2006	rr_AnnualReturn2006	17.87%
Annual Return 2007	rr_AnnualReturn2007	8.31%
Annual Return 2008	rr_AnnualReturn2008	(45.68%)
Annual Return 2009	rr_AnnualReturn2009	27.78%
Annual Return 2010	rr_AnnualReturn2010	14.29%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.46%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 18, 2001
Telecommunications Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.29%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.84%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 18, 2001
Telecommunications Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.12%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.66%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 18, 2001

Transportation Fund (Second Prospectus Summary) | Transportation Fund
TRANSPORTATION FUND
INVESTMENT OBJECTIVE -
The Transportation Fund (the "Fund") seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies")

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales Charges,
Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional
Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Transportation Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Transportation Fund	A-Class Shares	C-Class Shares
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses	1.64%	2.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Transportation Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	634	968	1,324	2,326
C-Class Shares	342	745	1,275	2,726

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Transportation Fund C-Class Shares	242	745	1,275	2,726

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,217% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Transportation Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the
Fund will invest to a significant extent in the securities of Transportation Companies that have small to mid-sized capitalizations. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers; parts suppliers; and
companies involved in leasing, maintenance, and transportation-related services. The
Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign
Transportation Companies and U.S. government securities. In an effort to ensure that the
Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the transportation sector and therefore may be concentrated in an industry or group of industries within the transportation sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Transportation Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the transportation sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation
Companies also may fluctuate widely in response to such events.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 3.08%.

Highest Quarter Return                         Lowest Quarter Return
(quarter ended 9/30/2009) 18.44%   (quarter ended 3/31/2009) -24.42%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Transportation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	18.08%	(0.21%)		4.25%	Sep 1, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	18.08%	(0.26%)		4.21%	Sep 1, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.75%	(0.21%)		3.64%	Sep 1, 2004
C-Class Shares	Return Before Taxes	22.06%	(0.03%)		2.27%	May 14, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	22.06%	(0.08%)		2.25%	May 14, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	14.34%	(0.06%)		1.94%	May 14, 2001
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	2.01%	May 14, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Transportation Fund (Second Prospectus Summary) | Transportation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TRANSPORTATION FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Transportation Fund (the "Fund") seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies")

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales Charges,
Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional
Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,217% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1217.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Transportation Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the
Fund will invest to a significant extent in the securities of Transportation Companies that have small to mid-sized capitalizations. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers; parts suppliers; and
companies involved in leasing, maintenance, and transportation-related services. The
Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign
Transportation Companies and U.S. government securities. In an effort to ensure that the
Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the transportation sector and therefore may be concentrated in an industry or group of industries within the transportation sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Transportation Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the transportation sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation
Companies also may fluctuate widely in response to such events.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 3.08%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                         Lowest Quarter Return
(quarter ended 9/30/2009) 18.44%   (quarter ended 3/31/2009) -24.42%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Transportation Fund (Second Prospectus Summary) | Transportation Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.42%)
Transportation Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.01%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	May 14, 2001
Transportation Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	634
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	968
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,324
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,326
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.21%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Transportation Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.26%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Transportation Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.21%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Transportation Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	342
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	745
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,726
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	242
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	745
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,275
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,726
Annual Return 2002	rr_AnnualReturn2002	(13.68%)
Annual Return 2003	rr_AnnualReturn2003	17.55%
Annual Return 2004	rr_AnnualReturn2004	20.56%
Annual Return 2005	rr_AnnualReturn2005	6.77%
Annual Return 2006	rr_AnnualReturn2006	6.30%
Annual Return 2007	rr_AnnualReturn2007	(9.70%)
Annual Return 2008	rr_AnnualReturn2008	(25.88%)
Annual Return 2009	rr_AnnualReturn2009	14.05%
Annual Return 2010	rr_AnnualReturn2010	23.06%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.03%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2001
Transportation Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.08%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2001
Transportation Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.06%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2001

Utilities Fund (Second Prospectus Summary) | Utilities Fund
UTILITIES FUND
INVESTMENT OBJECTIVE -
The Utilities Fund (the "Fund") seeks to provide capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales
Charges" section on page 306 of the Prospectus and in the "A-Class Shares -
Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Utilities Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)
A-Class Shares	4.75%	none
C-Class Shares	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Utilities Fund	A-Class Shares	C-Class Shares
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.53%	0.53%
Total Annual Fund Operating Expenses	1.63%	2.38%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Utilities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	633	965	1,319	2,316
C-Class Shares	341	742	1,270	2,716

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Utilities Fund C-Class Shares	241	742	1,270	2,716

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 800% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Utilities Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of
Utilities Companies that have small to mid-sized capitalizations. Utilities
Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also purchase American
Depositary Receipts ("ADRs") to gain exposure to foreign Utilities Companies and
U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the utilities sector and therefore may be concentrated in an industry or group of industries within the utilities sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Utilities Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the utilities sector, the
Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies also may fluctuate widely in response to such events.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an
average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 10.22%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2003) 20.09%   (quarter ended 9/30/2002) -23.39%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Utilities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	1.57%	2.36%		4.90%	Sep 1, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(0.70%)	1.24%		3.82%	Sep 1, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.00%	1.37%		3.59%	Sep 1, 2004
C-Class Shares	Return Before Taxes	4.77%	2.56%		(1.86%)	Apr 27, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	2.23%	1.36%		(3.09%)	Apr 27, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.07%	1.50%		(2.29%)	Apr 27, 2001
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep 1, 2004	1.97%	Apr 27, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Utilities Fund (Second Prospectus Summary) | Utilities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	UTILITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Utilities Fund (the "Fund") seeks to provide capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales
Charges" section on page 306 of the Prospectus and in the "A-Class Shares -
Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 800% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	800.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Utilities Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of
Utilities Companies that have small to mid-sized capitalizations. Utilities
Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also purchase American
Depositary Receipts ("ADRs") to gain exposure to foreign Utilities Companies and
U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the utilities sector and therefore may be concentrated in an industry or group of industries within the utilities sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Utilities Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the utilities sector, the
Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies also may fluctuate widely in response to such events.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an
average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 10.22%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2003) 20.09%   (quarter ended 9/30/2002) -23.39%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Utilities Fund (Second Prospectus Summary) | Utilities Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.39%)
Utilities Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	1.97%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Apr 27, 2001
Utilities Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	633
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	965
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,319
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,316
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Utilities Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.70%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Utilities Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Utilities Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	341
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	742
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,270
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,716
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	241
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	742
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,270
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,716
Annual Return 2002	rr_AnnualReturn2002	(33.32%)
Annual Return 2003	rr_AnnualReturn2003	24.15%
Annual Return 2004	rr_AnnualReturn2004	15.49%
Annual Return 2005	rr_AnnualReturn2005	9.11%
Annual Return 2006	rr_AnnualReturn2006	19.13%
Annual Return 2007	rr_AnnualReturn2007	12.08%
Annual Return 2008	rr_AnnualReturn2008	(28.82%)
Annual Return 2009	rr_AnnualReturn2009	12.89%
Annual Return 2010	rr_AnnualReturn2010	5.75%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.86%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2001
Utilities Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.09%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2001
Utilities Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.29%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2001

Europe 1.25x Strategy Fund (Second Prospectus Summary) | Europe 1.25x Strategy Fund
EUROPE 1.25x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Europe 1.25x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from 1.25x of the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., 1.25x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking leveraged investment results, and
(c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the
Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 125% of the fair value of the STOXX 50® Index (the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future,
at least  $100,000 in certain Rydex|SGI Funds. More information about these and
other discounts is available from your financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Europe 1.25x Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Europe 1.25x Strategy Fund	A-Class Shares	C-Class Shares
Management Fees	0.90%	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.54%	0.53%
Total Annual Fund Operating Expenses	1.69%	2.43%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Europe 1.25x Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	639	982	1,349	2,378
C-Class Shares	346	758	1,296	2,766

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Europe 1.25x Strategy Fund C-Class Shares	246	758	1,296	2,766

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 515% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.
Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The STOXX 50® Index is a capitalization-weighted index composed of 50 European blue chip stocks consisting of capitalizations ranging from  $24.17 billion to  $235.31 billion as of June 30, 2011.
Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American
Depositary Receipts ("ADRs") to gain exposure to the underlying index. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.
To the extent the Fund's underlying index is concentrated in a particular industry the
Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index;
and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and
(c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 125% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 125% of the performance of the underlying index.

Index Performance                     Annualized Volatility
1x          1.25x         10%        25%        50%        75%        100%
-60%             -75%       -68%       -68%       -69%       -71%       -73%
-50%             -63%       -58%       -58%       -60%       -62%       -64%
-40%             -50%       -47%       -48%       -49%       -52%       -54%
-30%             -38%       -36%       -37%       -39%       -41%       -45%
-20%             -25%       -25%       -26%       -27%       -31%       -36%
-10%             -13%       -12%       -13%       -16%       -20%       -25%
  0%               0%         0%        -1%        -4%        -8%       -15%
 10%              13%        12%        12%         9%         4%        -4%
 20%              25%        25%        25%        20%        17%         8%
 30%              38%        38%        38%        33%        27%        18%
 40%              50%        52%        51%        46%        40%        29%
 50%              63%        65%        64%        60%        53%        41%
 60%              75%        80%        78%        73%        65%        54%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 22.91%. The underlying index's highest one-year volatility rate during the five year period is 37.72%. The underlying index's annualized performance for the five year period ended June 30, 2011 is -2.98%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Geographic Concentration In Europe Risk - Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the NAV of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the
European Economic and Monetary Union (EMU).

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Status as a Regulated Investment Company Risk - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the
A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 10.32%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2009) 34.44%   (quarter ended 12/31/2008) -33.50%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Europe 1.25x Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	(15.64%)	(6.78%)		(1.57%)	Mar 31, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(15.64%)	(7.03%)		(1.99%)	Mar 31, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(10.17%)	(5.70%)		(1.49%)	Mar 31, 2004
C-Class Shares	Return Before Taxes	(12.89%)	(6.58%)		(3.36%)	May 10, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(12.89%)	(6.85%)		(3.82%)	May 10, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(8.38%)	(5.54%)		(2.97%)	May 10, 2001
STOXX 50�� Index	STOXX 50�� Index (reflects no deduction for fees, expenses or taxes)	(3.56%)	0.68%	0.75%	4.08%	Mar 31, 2004	2.02%	May 10, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Europe 1.25x Strategy Fund (Second Prospectus Summary) | Europe 1.25x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	EUROPE 1.25x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Europe 1.25x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from 1.25x of the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., 1.25x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking leveraged investment results, and
(c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the
Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 125% of the fair value of the STOXX 50® Index (the "underlying index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future,
at least  $100,000 in certain Rydex|SGI Funds. More information about these and
other discounts is available from your financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 515% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	515.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.
Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The STOXX 50® Index is a capitalization-weighted index composed of 50 European blue chip stocks consisting of capitalizations ranging from  $24.17 billion to  $235.31 billion as of June 30, 2011.
Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American
Depositary Receipts ("ADRs") to gain exposure to the underlying index. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.
To the extent the Fund's underlying index is concentrated in a particular industry the
Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index;
and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and
(c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 125% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 125% of the performance of the underlying index.

Index Performance                     Annualized Volatility
1x          1.25x         10%        25%        50%        75%        100%
-60%             -75%       -68%       -68%       -69%       -71%       -73%
-50%             -63%       -58%       -58%       -60%       -62%       -64%
-40%             -50%       -47%       -48%       -49%       -52%       -54%
-30%             -38%       -36%       -37%       -39%       -41%       -45%
-20%             -25%       -25%       -26%       -27%       -31%       -36%
-10%             -13%       -12%       -13%       -16%       -20%       -25%
  0%               0%         0%        -1%        -4%        -8%       -15%
 10%              13%        12%        12%         9%         4%        -4%
 20%              25%        25%        25%        20%        17%         8%
 30%              38%        38%        38%        33%        27%        18%
 40%              50%        52%        51%        46%        40%        29%
 50%              63%        65%        64%        60%        53%        41%
 60%              75%        80%        78%        73%        65%        54%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 22.91%. The underlying index's highest one-year volatility rate during the five year period is 37.72%. The underlying index's annualized performance for the five year period ended June 30, 2011 is -2.98%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Geographic Concentration In Europe Risk - Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the NAV of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the
European Economic and Monetary Union (EMU).

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Status as a Regulated Investment Company Risk - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the
A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 10.32%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 6/30/2009) 34.44%   (quarter ended 12/31/2008) -33.50%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Europe 1.25x Strategy Fund (Second Prospectus Summary) | Europe 1.25x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.50%)
Europe 1.25x Strategy Fund | STOXX 50�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	STOXX 50�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.56%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	2.02%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	May 10, 2001
Europe 1.25x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	639
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	982
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,349
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,378
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.64%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.78%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.57%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Europe 1.25x Strategy Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.64%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.03%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.99%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Europe 1.25x Strategy Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.70%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.49%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Europe 1.25x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	346
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	758
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,296
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,766
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	246
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	758
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,296
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,766
Annual Return 2002	rr_AnnualReturn2002	(29.49%)
Annual Return 2003	rr_AnnualReturn2003	41.38%
Annual Return 2004	rr_AnnualReturn2004	15.70%
Annual Return 2005	rr_AnnualReturn2005	5.93%
Annual Return 2006	rr_AnnualReturn2006	28.20%
Annual Return 2007	rr_AnnualReturn2007	12.21%
Annual Return 2008	rr_AnnualReturn2008	(56.51%)
Annual Return 2009	rr_AnnualReturn2009	29.26%
Annual Return 2010	rr_AnnualReturn2010	(12.01%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.89%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.58%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.36%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 10, 2001
Europe 1.25x Strategy Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.89%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.85%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.82%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 10, 2001
Europe 1.25x Strategy Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.38%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.54%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.97%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 10, 2001

Japan 2x Strategy Fund (Second Prospectus Summary) | Japan 2x Strategy Fund
JAPAN 2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Japan 2x Strategy Fund (the "Fund")
is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking leveraged investment results, and
(c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the
Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average
(the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Japan 2x Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Japan 2x Strategy Fund	A-Class Shares	C-Class Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.55%	0.54%
Total Annual Fund Operating Expenses	1.55%	2.29%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Japan 2x Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	625	941	1,280	2,233
C-Class Shares	332	715	1,225	2,626

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Japan 2x Strategy Fund C-Class Shares	232	715	1,225	2,626

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The Nikkei 225 Stock
Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange that are selected to be both highly liquid and representative of Japan's industrial structure. As of June 30,
2011, the Nikkei 225 Stock Average included companies with small, medium and large capitalizations ranging from  $317.88 million to  $128.13 billion. Certain of the
Fund's derivative investments may be traded in the over-the-counter ("OTC") market.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in
American Depositary Receipts ("ADRs") to gain exposure to the underlying index.
In an effort to ensure that the Fund is fully invested on a day-to-day basis, the
Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage; (d)
other Fund expenses; (e) dividends paid by companies in the underlying index; and
(f) period of time. The chart below illustrates the impact of two principal factors
- volatility and index performance - on Fund performance. The chart shows estimated
Fund returns for a number of combinations of performance and volatility over a one-year  period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance                     Annualized Volatility
1x           2x           10%        25%        50%        75%        100%
-60%            -120%       -84%       -85%       -88%       -91%       -94%
-50%            -100%       -75%       -77%       -81%       -86%       -91%
-40%             -80%       -65%       -66%       -72%       -80%       -87%
-30%             -60%       -52%       -54%       -62%       -72%       -82%
-20%             -40%       -37%       -41%       -49%       -64%       -78%
-10%             -20%       -20%       -24%       -37%       -55%       -71%
  0%               0%        -1%        -5%       -22%       -43%       -65%
 10%              20%        19%        14%        -5%       -31%       -58%
 20%              40%        42%        36%        11%       -15%       -47%
 30%              60%        67%        59%        32%        -3%       -38%
 40%              80%        93%        84%        52%        11%       -28%
 50%             100%       122%       111%        76%        28%       -20%
 60%             120%       154%       140%       100%        44%       -10%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 18.45%. The underlying index's highest one-year volatility rate during the five year period is 33.31%. The underlying index's annualized performance for the five year period ended June 30, 2011 is -2.17%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Geographic Concentration in Japan Risk - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Status as a Regulated Investment Company Risk - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Effective May 1, 2009, the Fund changed comparative benchmarks from the Topix 100
Index to the Nikkei 225 Stock Average. This change occurred as a result of the
Fund's change in name and investment strategy. Prior to May 1, 2009, the Fund's investment strategy sought to provide 125% exposure to the Topix 100 Index;
therefore, the performance and average annual total returns shown below for periods prior to May 1, 2009 may have differed had the Fund's current investment strategy, which seeks to provide 200% exposure to the Nikkei 225 Stock Average, been in effect during those periods. The Nikkei 225 Stock Average more appropriately reflects the Fund's investment universe. The figures in the bar chart and table assume  the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -7.30%.

Highest Quarter Return                         Lowest Quarter Return
(quarter ended 6/30/2009) 44.18%   (quarter ended 3/31/2009) -33.18%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Japan 2x Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A-Class Shares	Return Before Taxes	7.32%	(13.53%)	Feb 22, 2008
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	7.32%	(13.54%)
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.76%	(11.26%)
C-Class Shares	Return Before Taxes	11.08%	(12.64%)	Feb 22, 2008
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	11.08%	(12.64%)
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.20%	(10.53%)
Nikkei 225 Stock Average	Nikkei 225 Stock Average (reflects no deduction for fees, expenses or taxes)	9.61%	(0.33%)	Feb 22, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Japan 2x Strategy Fund (Second Prospectus Summary) | Japan 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	JAPAN 2x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Japan 2x Strategy Fund (the "Fund")
is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking leveraged investment results, and
(c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the
Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average
(the "underlying index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The Nikkei 225 Stock
Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange that are selected to be both highly liquid and representative of Japan's industrial structure. As of June 30,
2011, the Nikkei 225 Stock Average included companies with small, medium and large capitalizations ranging from  $317.88 million to  $128.13 billion. Certain of the
Fund's derivative investments may be traded in the over-the-counter ("OTC") market.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in
American Depositary Receipts ("ADRs") to gain exposure to the underlying index.
In an effort to ensure that the Fund is fully invested on a day-to-day basis, the
Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage; (d)
other Fund expenses; (e) dividends paid by companies in the underlying index; and
(f) period of time. The chart below illustrates the impact of two principal factors
- volatility and index performance - on Fund performance. The chart shows estimated
Fund returns for a number of combinations of performance and volatility over a one-year  period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance                     Annualized Volatility
1x           2x           10%        25%        50%        75%        100%
-60%            -120%       -84%       -85%       -88%       -91%       -94%
-50%            -100%       -75%       -77%       -81%       -86%       -91%
-40%             -80%       -65%       -66%       -72%       -80%       -87%
-30%             -60%       -52%       -54%       -62%       -72%       -82%
-20%             -40%       -37%       -41%       -49%       -64%       -78%
-10%             -20%       -20%       -24%       -37%       -55%       -71%
  0%               0%        -1%        -5%       -22%       -43%       -65%
 10%              20%        19%        14%        -5%       -31%       -58%
 20%              40%        42%        36%        11%       -15%       -47%
 30%              60%        67%        59%        32%        -3%       -38%
 40%              80%        93%        84%        52%        11%       -28%
 50%             100%       122%       111%        76%        28%       -20%
 60%             120%       154%       140%       100%        44%       -10%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 18.45%. The underlying index's highest one-year volatility rate during the five year period is 33.31%. The underlying index's annualized performance for the five year period ended June 30, 2011 is -2.17%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Geographic Concentration in Japan Risk - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Status as a Regulated Investment Company Risk - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Effective May 1, 2009, the Fund changed comparative benchmarks from the Topix 100
Index to the Nikkei 225 Stock Average. This change occurred as a result of the
Fund's change in name and investment strategy. Prior to May 1, 2009, the Fund's investment strategy sought to provide 125% exposure to the Topix 100 Index;
therefore, the performance and average annual total returns shown below for periods prior to May 1, 2009 may have differed had the Fund's current investment strategy, which seeks to provide 200% exposure to the Nikkei 225 Stock Average, been in effect during those periods. The Nikkei 225 Stock Average more appropriately reflects the Fund's investment universe. The figures in the bar chart and table assume  the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -7.30%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                         Lowest Quarter Return
(quarter ended 6/30/2009) 44.18%   (quarter ended 3/31/2009) -33.18%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Japan 2x Strategy Fund (Second Prospectus Summary) | Japan 2x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	44.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.18%)
Japan 2x Strategy Fund | Nikkei 225 Stock Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Nikkei 225 Stock Average (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.33%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 2008
Japan 2x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	625
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	941
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,233
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(13.53%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 2008
Japan 2x Strategy Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(13.54%)
Japan 2x Strategy Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(11.26%)
Japan 2x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	332
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	715
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,225
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,626
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	232
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	715
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,225
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,626
Annual Return 2009	rr_AnnualReturn2009	13.23%
Annual Return 2010	rr_AnnualReturn2010	12.08%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(12.64%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 2008
Japan 2x Strategy Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(12.64%)
Japan 2x Strategy Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.53%)

Emerging Markets 2x Strategy Fund (Second Prospectus Summary) | Emerging Markets 2x Strategy Fund
EMERGING MARKETS 2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Emerging Markets 2x Strategy Fund
(the "Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The
Fund's current benchmark is 200% of the performance of the BNY Mellon Emerging
Markets 50 ADR Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and
other discounts is available from you financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Emerging Markets 2x Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Emerging Markets 2x Strategy Fund	A-Class Shares	C-Class Shares
Management Fees	0.90%	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.70%	0.70%
Total Annual Fund Operating Expenses	1.85%	2.60%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Emerging Markets 2x Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	654	1,029	1,428	2,541
C-Class Shares	363	808	1,380	2,934

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Emerging Markets 2x Strategy Fund C-Class Shares	263	808	1,380	2,934

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 58%
of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund invests principally in securities of companies included in the underlying index and in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.
Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Fund also may invest in exchange-traded funds ("ETFs") that provide exposure to emerging market countries and in American
Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The BNY Mellon Emerging Markets
50 ADR Index is a capitalization weighted index comprised of the 50 largest emerging market based ADRs having a free-float market capitalization ranging from approximately
 $5.97 billion to over  $302.11 billion as of June 30, 2011. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance                     Annualized Volatility
1x           2x           10%        25%        50%        75%        100%
-60%            -120%       -84%       -85%       -88%       -91%       -94%
-50%            -100%       -75%       -77%       -81%       -86%       -91%
-40%             -80%       -65%       -66%       -72%       -80%       -87%
-30%             -60%       -52%       -54%       -62%       -72%       -82%
-20%             -40%       -37%       -41%       -49%       -64%       -78%
-10%             -20%       -20%       -24%       -37%       -55%       -71%
  0%               0%        -1%        -5%       -22%       -43%       -65%
 10%              20%        19%        14%        -5%       -31%       -58%
 20%              40%        42%        36%        11%       -15%       -47%
 30%              60%        67%        59%        32%        -3%       -38%
 40%              80%        93%        84%        52%        11%       -28%
 50%             100%       122%       111%        76%        28%       -20%
 60%             120%       154%       140%       100%        44%       -10%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 27.19%. The underlying index's highest one-year volatility rate during the five year period is 43.74%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 10.74%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment in Investment Companies Risk - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Status as a Regulated Investment Company Risk - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and does not have a full calendar year of performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Emerging Markets 2x Strategy Fund (Second Prospectus Summary) | Emerging Markets 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	EMERGING MARKETS 2x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Emerging Markets 2x Strategy Fund
(the "Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The
Fund's current benchmark is 200% of the performance of the BNY Mellon Emerging
Markets 50 ADR Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and
other discounts is available from you financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 58%
of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests principally in securities of companies included in the underlying index and in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.
Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Fund also may invest in exchange-traded funds ("ETFs") that provide exposure to emerging market countries and in American
Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The BNY Mellon Emerging Markets
50 ADR Index is a capitalization weighted index comprised of the 50 largest emerging market based ADRs having a free-float market capitalization ranging from approximately
 $5.97 billion to over  $302.11 billion as of June 30, 2011. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance                     Annualized Volatility
1x           2x           10%        25%        50%        75%        100%
-60%            -120%       -84%       -85%       -88%       -91%       -94%
-50%            -100%       -75%       -77%       -81%       -86%       -91%
-40%             -80%       -65%       -66%       -72%       -80%       -87%
-30%             -60%       -52%       -54%       -62%       -72%       -82%
-20%             -40%       -37%       -41%       -49%       -64%       -78%
-10%             -20%       -20%       -24%       -37%       -55%       -71%
  0%               0%        -1%        -5%       -22%       -43%       -65%
 10%              20%        19%        14%        -5%       -31%       -58%
 20%              40%        42%        36%        11%       -15%       -47%
 30%              60%        67%        59%        32%        -3%       -38%
 40%              80%        93%        84%        52%        11%       -28%
 50%             100%       122%       111%        76%        28%       -20%
 60%             120%       154%       140%       100%        44%       -10%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 27.19%. The underlying index's highest one-year volatility rate during the five year period is 43.74%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 10.74%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment in Investment Companies Risk - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Status as a Regulated Investment Company Risk - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and does not have a full calendar year of performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	however, the Fund is new and does not have a full calendar year of performance history.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Emerging Markets 2x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	654
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,029
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,428
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,541
Emerging Markets 2x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.60%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	363
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	808
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,380
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,934
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	263
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	808
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,380
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,934

Inverse Emerging Markets 2x Strategy Fund (Second Prospectus Summary) | Inverse Emerging Markets 2x Strategy Fund
INVERSE EMERGING MARKETS 2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Emerging Markets 2x Strategy
Fund (the "Fund") is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, as result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results,
(c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the BNY Mellon Emerging Markets 50
ADR Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family
invest, or agree to invest in the future, at least  $100,000 in certain Rydex|SGI Funds. More
information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares -
Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Inverse Emerging Markets 2x Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Inverse Emerging Markets 2x Strategy Fund	A-Class Shares	C-Class Shares
Management Fees	0.90%	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.70%	0.67%
Total Annual Fund Operating Expenses	1.85%	2.57%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Inverse Emerging Markets 2x Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	654	1,029	1,428	2,541
C-Class Shares	360	799	1,365	2,905

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Inverse Emerging Markets 2x Strategy Fund C-Class Shares	260	799	1,365	2,905

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund also may invest in exchange-traded funds ("ETFs") that provide exposure to emerging market countries and in American Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The BNY Mellon Emerging Markets 50 ADR Index is a capitalization weighted index comprised of the 50 largest emerging market based ADRs having a free-float market capitalization ranging from approximately
 $5.97 billion to over  $302.11 billion as of June 30, 2011. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

Index Performance                      Annualized Volatility
1x           -2x           1x         -2x         1x         -2x         1x
-60%             120%       -60%        120%       -60%        120%       -60%
-50%             100%       -50%        100%       -50%        100%       -50%
-40%              80%       -40%         80%       -40%         80%       -40%
-30%              60%       -30%         60%       -30%         60%       -30%
-20%              40%       -20%         40%       -20%         40%       -20%
-10%              20%       -10%         20%       -10%         20%       -10%
  0%               0%         0%          0%         0%          0%         0%
 10%             -20%        10%        -20%        10%        -20%        10%
 20%             -40%        20%        -40%        20%        -40%        20%
 30%             -60%        30%        -60%        30%        -60%        30%
 40%             -80%        40%        -80%        40%        -80%        40%
 50%            -100%        50%       -100%        50%       -100%        50%
 60%            -120%        60%       -120%        60%       -120%        60%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 27.19%. The underlying index's highest one-year volatility rate during the five year period is 43.74%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 10.74%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment in Investment Companies Risk - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many

derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Status as a Regulated Investment Company Risk - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and does not have a full calendar year of performance history. Of course, once the
Fund has performance for a full calendar year, this past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Inverse Emerging Markets 2x Strategy Fund (Second Prospectus Summary) | Inverse Emerging Markets 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INVERSE EMERGING MARKETS 2x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Emerging Markets 2x Strategy
Fund (the "Fund") is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, as result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results,
(c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the BNY Mellon Emerging Markets 50
ADR Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family
invest, or agree to invest in the future, at least  $100,000 in certain Rydex|SGI Funds. More
information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares -
Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund also may invest in exchange-traded funds ("ETFs") that provide exposure to emerging market countries and in American Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The BNY Mellon Emerging Markets 50 ADR Index is a capitalization weighted index comprised of the 50 largest emerging market based ADRs having a free-float market capitalization ranging from approximately
 $5.97 billion to over  $302.11 billion as of June 30, 2011. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

Index Performance                      Annualized Volatility
1x           -2x           1x         -2x         1x         -2x         1x
-60%             120%       -60%        120%       -60%        120%       -60%
-50%             100%       -50%        100%       -50%        100%       -50%
-40%              80%       -40%         80%       -40%         80%       -40%
-30%              60%       -30%         60%       -30%         60%       -30%
-20%              40%       -20%         40%       -20%         40%       -20%
-10%              20%       -10%         20%       -10%         20%       -10%
  0%               0%         0%          0%         0%          0%         0%
 10%             -20%        10%        -20%        10%        -20%        10%
 20%             -40%        20%        -40%        20%        -40%        20%
 30%             -60%        30%        -60%        30%        -60%        30%
 40%             -80%        40%        -80%        40%        -80%        40%
 50%            -100%        50%       -100%        50%       -100%        50%
 60%            -120%        60%       -120%        60%       -120%        60%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 27.19%. The underlying index's highest one-year volatility rate during the five year period is 43.74%. The underlying index's annualized performance for the five year period ended June 30, 2011 is 10.74%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment in Investment Companies Risk - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many

derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Status as a Regulated Investment Company Risk - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and does not have a full calendar year of performance history. Of course, once the
Fund has performance for a full calendar year, this past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	however, the Fund is new and does not have a full calendar year of performance history.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Inverse Emerging Markets 2x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	654
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,029
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,428
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,541
Inverse Emerging Markets 2x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	360
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	799
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,365
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,905
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	260
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	799
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,365
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,905

Strengthening Dollar 2x Strategy Fund (Second Prospectus Summary) | Strengthening Dollar 2x Strategy Fund
STRENGTHENING DOLLAR 2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Strengthening Dollar 2x Strategy Fund
(the "Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not match or correlate to the performance of the Fund's benchmark (as defined below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index®
(the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Strengthening Dollar 2x Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strengthening Dollar 2x Strategy Fund	A-Class Shares	C-Class Shares
Management Fees	0.90%	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.56%	0.56%
Total Annual Fund Operating Expenses	1.71%	2.46%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Strengthening Dollar 2x Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	641	988	1,359	2,398
C-Class Shares	349	767	1,311	2,796

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Strengthening Dollar 2x Strategy Fund C-Class Shares	249	767	1,311	2,796

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 0%
of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, securities indices, and futures contracts. Investing in derivative instruments enables the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. The U.S. Dollar Index® measures the performance of the U.S. Dollar against a basket of foreign currencies that include the Euro, Japanese Yen, British Pound,
Canadian Dollar, Swedish Krona and Swiss Franc. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the
Fund's performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           2x           10%        25%        50%        75%        100%

             -60%            -120%       -84%       -85%       -88%       -91%       -94%

             -50%            -100%       -75%       -77%       -81%       -86%       -91%

             -40%             -80%       -65%       -66%       -72%       -80%       -87%

             -30%             -60%       -52%       -54%       -62%       -72%       -82%

             -20%             -40%       -37%       -41%       -49%       -64%       -78%

             -10%             -20%       -20%       -24%       -37%       -55%       -71%

             0%                 0%        -1%        -5%       -22%       -43%       -65%

             10%               20%        19%        14%        -5%       -31%       -58%

             20%               40%        42%        36%        11%       -15%       -47%

             30%               60%        67%        59%        32%        -3%       -38%

             40%               80%        93%        84%        52%        11%       -28%

             50%              100%       122%       111%        76%        28%       -20%

             60%              120%       154%       140%       100%        44%       -10%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 9.68%. The underlying index's highest one-year volatility rate during the five year period is 15.00%. The underlying index's annualized performance for the five year period ended June 30, 2011 is -2.70%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the
U.S. Dollar will decline in value relative to the currency being hedged. The
Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Status as a Regulated Investment Company Risk - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -14.26%.

Highest Quarter Return                         Lowest Quarter Return
(quarter ended 9/30/2008) 17.02%   (quarter ended 9/30/2010) -17.79%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Strengthening Dollar 2x Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A-Class Shares	Return Before Taxes	(8.77%)	(8.09%)	(5.09%)	May 25, 2005
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(8.77%)	(9.29%)	(6.23%)	May 25, 2005
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(5.70%)	(6.97%)	(4.52%)	May 25, 2005
C-Class Shares	Return Before Taxes	(5.87%)	(7.81%)	(4.90%)	May 25, 2005
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(5.87%)	(9.05%)	(6.08%)	May 25, 2005
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.82%)	(6.74%)	(4.37%)	May 25, 2005
U.S. Dollar Index��	U.S. Dollar Index�� (reflects no deduction for fees, expenses or taxes)	1.50%	(2.82%)	(1.57%)	May 25, 2005

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Strengthening Dollar 2x Strategy Fund (Second Prospectus Summary) | Strengthening Dollar 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRENGTHENING DOLLAR 2x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Strengthening Dollar 2x Strategy Fund
(the "Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not match or correlate to the performance of the Fund's benchmark (as defined below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index®
(the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 0%
of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, securities indices, and futures contracts. Investing in derivative instruments enables the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. The U.S. Dollar Index® measures the performance of the U.S. Dollar against a basket of foreign currencies that include the Euro, Japanese Yen, British Pound,
Canadian Dollar, Swedish Krona and Swiss Franc. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the
Fund's performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           2x           10%        25%        50%        75%        100%

             -60%            -120%       -84%       -85%       -88%       -91%       -94%

             -50%            -100%       -75%       -77%       -81%       -86%       -91%

             -40%             -80%       -65%       -66%       -72%       -80%       -87%

             -30%             -60%       -52%       -54%       -62%       -72%       -82%

             -20%             -40%       -37%       -41%       -49%       -64%       -78%

             -10%             -20%       -20%       -24%       -37%       -55%       -71%

             0%                 0%        -1%        -5%       -22%       -43%       -65%

             10%               20%        19%        14%        -5%       -31%       -58%

             20%               40%        42%        36%        11%       -15%       -47%

             30%               60%        67%        59%        32%        -3%       -38%

             40%               80%        93%        84%        52%        11%       -28%

             50%              100%       122%       111%        76%        28%       -20%

             60%              120%       154%       140%       100%        44%       -10%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 9.68%. The underlying index's highest one-year volatility rate during the five year period is 15.00%. The underlying index's annualized performance for the five year period ended June 30, 2011 is -2.70%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the
U.S. Dollar will decline in value relative to the currency being hedged. The
Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Status as a Regulated Investment Company Risk - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -14.26%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                         Lowest Quarter Return
(quarter ended 9/30/2008) 17.02%   (quarter ended 9/30/2010) -17.79%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Strengthening Dollar 2x Strategy Fund (Second Prospectus Summary) | Strengthening Dollar 2x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.79%)
Strengthening Dollar 2x Strategy Fund | U.S. Dollar Index��
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	U.S. Dollar Index�� (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.82%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.57%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Strengthening Dollar 2x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	641
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	988
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,359
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,398
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.77%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.09%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.09%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Strengthening Dollar 2x Strategy Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.77%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.29%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.23%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Strengthening Dollar 2x Strategy Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.70%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.97%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.52%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Strengthening Dollar 2x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	349
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	767
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,311
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,796
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	249
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	767
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,311
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,796
Annual Return 2006	rr_AnnualReturn2006	(11.14%)
Annual Return 2007	rr_AnnualReturn2007	(11.50%)
Annual Return 2008	rr_AnnualReturn2008	6.44%
Annual Return 2009	rr_AnnualReturn2009	(16.31%)
Annual Return 2010	rr_AnnualReturn2010	(4.92%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.87%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.81%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.90%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Strengthening Dollar 2x Strategy Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.87%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.05%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.08%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Strengthening Dollar 2x Strategy Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.74%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.37%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005

Weakening Dollar 2x Strategy Fund (Second Prospectus Summary) | Weakening Dollar 2x Strategy Fund
WEAKENING DOLLAR 2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Weakening Dollar 2x Strategy Fund
(the "Fund") is very different from most other mutual funds in that it seeks to provide leveraged investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not match or correlate to the performance of the Fund's benchmark (as defined below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the inverse return of the Fund's underlying index (as defined below)
for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results,
(c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®
(the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future,
at least  $100,000 in certain Rydex|SGI Funds. More information about these and
other discounts is available from your financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Weakening Dollar 2x Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Weakening Dollar 2x Strategy Fund	A-Class Shares	C-Class Shares
Management Fees	0.90%	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.56%	0.56%
Total Annual Fund Operating Expenses	1.71%	2.46%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Weakening Dollar 2x Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	641	988	1,359	2,398
C-Class Shares	349	767	1,311	2,796

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Weakening Dollar 2x Strategy Fund C-Class Shares	249	767	1,311	2,796

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, securities indices, and futures contracts. Engaging in short sales and investing in derivative instruments enables the Fund to pursue its objective without selling short each of the securities included in the underlying index. The U.S. Dollar Index® measures the performance of the U.S. Dollar against a basket of foreign currencies that include the Euro, Japanese Yen,
British Pound, Canadian Dollar, Swedish Krona and Swiss Franc. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the
Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the
Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index times the stated
multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index;
and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and
(c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the inverse performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           -2x          10%        25%        50%        75%        100%

             -60%             120%       506%       404%       199%        13%       -69%

             -50%             100%       286%       229%        91%       -27%       -82%

             -40%              80%       171%       128%        33%       -49%       -86%

             -30%              60%        99%        70%        -1%       -62%       -90%

             -20%              40%        52%        31%       -27%       -70%       -93%

             -10%              20%        20%         3%       -42%       -77%       -94%

             0%                 0%        -3%       -18%       -52%       -81%       -96%

             10%              -20%       -19%       -31%       -61%       -84%       -96%

             20%              -40%       -32%       -43%       -67%       -87%       -97%

             30%              -60%       -42%       -51%       -72%       -89%       -97%

             40%              -80%       -50%       -58%       -75%       -91%       -97%

             50%             -100%       -57%       -63%       -79%       -92%       -98%

             60%             -120%       -62%       -68%       -82%       -93%       -98%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 9.68%. The underlying index's highest one-year volatility rate during the five year period is 15.00%. The underlying index's annualized performance for the five year period ended June 30, 2011 is -2.70%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Status as a Regulated Investment Company Risk - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the
A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year.
The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 12.25%.

Highest Quarter Return                      Lowest Quarter Retur
(quarter ended 9/30/2010) 18.89%   (quarter ended 9/30/2008) -16.09%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Weakening Dollar 2x Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A-Class Shares	Return Before Taxes	(7.80%)	3.76%	1.21%	May 25, 2005
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(7.80%)	1.29%	(0.99%)	May 25, 2005
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(5.07%)	1.86%	(0.17%)	May 25, 2005
C-Class Shares	Return Before Taxes	(4.85%)	3.99%	1.32%	May 25, 2005
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(4.85%)	1.44%	(0.94%)	May 25, 2005
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.15%)	2.03%	(0.10%)	May 25, 2005
U.S. Dollar Index��	U.S. Dollar Index�� (reflects no deduction for fees, expenses or taxes)	1.50%	(2.82%)	(1.57%)	May 25, 2005

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Weakening Dollar 2x Strategy Fund (Second Prospectus Summary) | Weakening Dollar 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	WEAKENING DOLLAR 2x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Weakening Dollar 2x Strategy Fund
(the "Fund") is very different from most other mutual funds in that it seeks to provide leveraged investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not match or correlate to the performance of the Fund's benchmark (as defined below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the inverse return of the Fund's underlying index (as defined below)
for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results,
(c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®
(the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future,
at least  $100,000 in certain Rydex|SGI Funds. More information about these and
other discounts is available from your financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, securities indices, and futures contracts. Engaging in short sales and investing in derivative instruments enables the Fund to pursue its objective without selling short each of the securities included in the underlying index. The U.S. Dollar Index® measures the performance of the U.S. Dollar against a basket of foreign currencies that include the Euro, Japanese Yen,
British Pound, Canadian Dollar, Swedish Krona and Swiss Franc. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the
Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the
Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index times the stated
multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index;
and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and
(c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the inverse performance of the underlying index.

                Index Performance                     Annualized Volatility
               1x           -2x          10%        25%        50%        75%        100%

             -60%             120%       506%       404%       199%        13%       -69%

             -50%             100%       286%       229%        91%       -27%       -82%

             -40%              80%       171%       128%        33%       -49%       -86%

             -30%              60%        99%        70%        -1%       -62%       -90%

             -20%              40%        52%        31%       -27%       -70%       -93%

             -10%              20%        20%         3%       -42%       -77%       -94%

             0%                 0%        -3%       -18%       -52%       -81%       -96%

             10%              -20%       -19%       -31%       -61%       -84%       -96%

             20%              -40%       -32%       -43%       -67%       -87%       -97%

             30%              -60%       -42%       -51%       -72%       -89%       -97%

             40%              -80%       -50%       -58%       -75%       -91%       -97%

             50%             -100%       -57%       -63%       -79%       -92%       -98%

             60%             -120%       -62%       -68%       -82%       -93%       -98%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is 9.68%. The underlying index's highest one-year volatility rate during the five year period is 15.00%. The underlying index's annualized performance for the five year period ended June 30, 2011 is -2.70%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Leveraging Risk - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Status as a Regulated Investment Company Risk - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the
A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year.
The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 12.25%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Retur
(quarter ended 9/30/2010) 18.89%   (quarter ended 9/30/2008) -16.09%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Weakening Dollar 2x Strategy Fund (Second Prospectus Summary) | Weakening Dollar 2x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.09%)
Weakening Dollar 2x Strategy Fund | U.S. Dollar Index��
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	U.S. Dollar Index�� (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.82%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.57%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Weakening Dollar 2x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	641
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	988
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,359
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,398
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Weakening Dollar 2x Strategy Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.99%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Weakening Dollar 2x Strategy Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.07%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.17%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Weakening Dollar 2x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	349
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	767
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,311
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,796
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	249
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	767
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,311
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,796
Annual Return 2006	rr_AnnualReturn2006	15.78%
Annual Return 2007	rr_AnnualReturn2007	17.16%
Annual Return 2008	rr_AnnualReturn2008	(12.68%)
Annual Return 2009	rr_AnnualReturn2009	6.81%
Annual Return 2010	rr_AnnualReturn2010	(3.89%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.85%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Weakening Dollar 2x Strategy Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.85%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.94%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Weakening Dollar 2x Strategy Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.15%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.10%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005

Real Estate Fund (Second Prospectus Summary) | Real Estate Fund
REAL ESTATE FUND
INVESTMENT OBJECTIVE -
The Real Estate Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts ("REITs") (collectively, "Real
Estate Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Real Estate Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Real Estate Fund	A-Class Shares	C-Class Shares
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.53%	0.54%
Total Annual Fund Operating Expenses	1.63%	2.39%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Real Estate Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	633	965	1,319	2,316
C-Class Shares	342	745	1,275	2,726

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Real Estate Fund C-Class Shares	242	745	1,275	2,726

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 485% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Real Estate Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the
Fund will invest to a significant extent in the securities of Real Estate Companies that have small to mid-sized capitalizations. Real Estate Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also purchase American
Depositary Receipts ("ADRs") to gain exposure to foreign Real Estate Companies and U.S.
government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the real estate sector and therefore may be concentrated in an industry or group of industries within the real estate sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Real Estate Sector Concentration Risk - The risk of concentrating
Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Real Estate Companies also may fluctuate widely in response to such events.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 8.39%.

Highest Quarter Return                          Lowest Quarter Return
(quarter ended 9/30/2009) 29.27%   (quarter ended 12/31/2008) -38.41%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Real Estate Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	18.64%	(2.25%)	1.32%	Sep 1, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	17.68%	(2.93%)	0.72%	Sep 1, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.09%	(2.32%)	0.76%	Sep 1, 2004
C-Class Shares	Return Before Taxes	22.28%	(2.08%)	2.11%	Feb 20, 2004
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	21.23%	(2.79%)	1.53%	Feb 20, 2004
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	14.46%	(2.19%)	1.45%	Feb 20, 2004
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.46%	Feb 20, 2004	4.17%	Sep 1, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Real Estate Fund (Second Prospectus Summary) | Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	REAL ESTATE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Real Estate Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts ("REITs") (collectively, "Real
Estate Companies").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 485% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	485.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Real Estate Companies that are traded in the United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the
Fund will invest to a significant extent in the securities of Real Estate Companies that have small to mid-sized capitalizations. Real Estate Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also purchase American
Depositary Receipts ("ADRs") to gain exposure to foreign Real Estate Companies and U.S.
government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the real estate sector and therefore may be concentrated in an industry or group of industries within the real estate sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Real Estate Sector Concentration Risk - The risk of concentrating
Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Real Estate Companies also may fluctuate widely in response to such events.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 8.39%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
(quarter ended 9/30/2009) 29.27%   (quarter ended 12/31/2008) -38.41%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Real Estate Fund (Second Prospectus Summary) | Real Estate Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.41%)
Real Estate Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	4.17%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Sep 1, 2004
Real Estate Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	633
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	965
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,319
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,316
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Real Estate Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.93%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Real Estate Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.32%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Real Estate Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	342
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	745
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,726
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	242
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	745
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,275
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,726
Annual Return 2005	rr_AnnualReturn2005	5.72%
Annual Return 2006	rr_AnnualReturn2006	28.68%
Annual Return 2007	rr_AnnualReturn2007	(20.11%)
Annual Return 2008	rr_AnnualReturn2008	(41.78%)
Annual Return 2009	rr_AnnualReturn2009	22.04%
Annual Return 2010	rr_AnnualReturn2010	23.28%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.08%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Real Estate Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.79%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004
Real Estate Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.19%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2004

Government Long Bond 1.2x Strategy Fund (Second Prospectus Summary) | Government Long Bond 1.2x Strategy Fund
GOVERNMENT LONG BOND 1.2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Government Long Bond 1.2x Strategy
Fund (the "Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correspond to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will likely differ from the return of the Fund's benchmark for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 1.2x) and the cumulative performance of the benchmark (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. government securities on a daily basis. The
Fund's current benchmark is 120% of the daily price movement of the Long Treasury
Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future,
at least  $100,000 in certain Rydex|SGI Funds. More information about these
and other discounts is available from your financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares -
Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Government Long Bond 1.2x Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Government Long Bond 1.2x Strategy Fund	A-Class Shares	C-Class Shares
Management Fees	0.50%	0.50%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.48%	0.47%
Total Annual Fund Operating Expenses	1.23%	1.97%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Government Long Bond 1.2x Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	594	847	1,119	1,893
C-Class Shares	300	618	1,062	2,296

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Government Long Bond 1.2x Strategy Fund C-Class Shares	200	618	1,062	2,296

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,930% of the average value of its portfolio. However, the
Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of investing in U.S.
government securities and derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Futures and options contracts, and interest rate swaps, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the
U.S. government (and derivatives thereof). Some of the Fund's U.S. government securities, or cash equivalents, will be used to collateralize its derivative positions. The Fund also may invest in zero coupon U.S. Treasury bonds. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC")
market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Long Treasury Bond has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund's performance for periods greater than one day is likely to be either greater than or less than the performance of the Long Treasury Bond times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged benchmark fund. In general, particularly during periods of higher benchmark volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) the performance of the Long
Treasury Bond; (b) volatility of the Long Treasury Bond; (c) financing rates associated with leverage; (d) other Fund expenses; and (e) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period.
Performance shown in the chart assumes: (a) no Fund expenses; and (b) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 120% of the performance of the Long Treasury Bond; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 120% of the performance of the Long Treasury Bond.

                Index Performance                     Annualized Volatility
               1x           1.2x         10%        25%        50%        75%        100%

             -60%             -72%       -67%       -67%       -68%       -69%       -71%

             -50%             -60%       -57%       -57%       -58%       -60%       -62%

             -40%             -48%       -46%       -46%       -48%       -49%       -51%

             -30%             -36%       -35%       -35%       -37%       -39%       -42%

             -20%             -24%       -24%       -25%       -25%       -28%       -32%

             -10%             -12%       -12%       -13%       -15%       -18%       -22%

             0%                 0%         0%         0%        -3%        -6%       -12%

             10%               12%        12%        11%         9%         5%        -1%

             20%               24%        24%        24%        20%        18%        11%

             30%               36%        37%        36%        32%        28%        21%

             40%               48%        49%        48%        45%        40%        32%

             50%               60%        62%        61%        58%        53%        43%

             60%               72%        76%        75%        71%        65%        56%

The Long Treasury Bond's annualized historical volatility rate for the five year period ended June 30, 2011 is 16.61%. The Long Treasury Bond's highest one-year volatility rate during the five year period is 25.15%. The Long Treasury Bond's annualized performance for the five year period ended June 30, 2011 is 6.66%.

The historical volatility and performance of the Long Treasury Bond are not indications of what the Long Treasury Bond volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Leveraging Risk - The Fund achieves leveraged exposure to the Long Treasury Bond through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the Long Treasury
Bond. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correspond to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and the Long Treasury Bond, rounding of share prices, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund
as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 1.18%.

Highest Quarter Return                          Lowest Quarter Return
 (quarter ended 12/31/2008) 41.17%   (quarter ended 3/31/2009) -16.35%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Government Long Bond 1.2x Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary	Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Inception Date Tertiary
A-Class Shares	Return Before Taxes	5.02%	2.77%		3.54%	Mar 31, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	4.01%	1.65%		2.39%	Mar 31, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.27%	1.70%		2.34%	Mar 31, 2004
C-Class Shares	Return Before Taxes	8.39%	2.95%		5.09%	May 2, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	7.61%	2.10%		4.10%	May 2, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.46%	2.01%		3.80%	May 2, 2001
Barclays Capital Long Treasury Bond Index	Barclays Capital Long Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	9.38%	5.73%	6.57%	6.52%	Aug 1, 2003	5.54%	Mar 31, 2004	6.87%	May 2, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Government Long Bond 1.2x Strategy Fund (Second Prospectus Summary) | Government Long Bond 1.2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GOVERNMENT LONG BOND 1.2x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Government Long Bond 1.2x Strategy
Fund (the "Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correspond to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will likely differ from the return of the Fund's benchmark for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 1.2x) and the cumulative performance of the benchmark (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. government securities on a daily basis. The
Fund's current benchmark is 120% of the daily price movement of the Long Treasury
Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future,
at least  $100,000 in certain Rydex|SGI Funds. More information about these
and other discounts is available from your financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares -
Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,930% of the average value of its portfolio. However, the
Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1930.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in U.S.
government securities and derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Futures and options contracts, and interest rate swaps, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the
U.S. government (and derivatives thereof). Some of the Fund's U.S. government securities, or cash equivalents, will be used to collateralize its derivative positions. The Fund also may invest in zero coupon U.S. Treasury bonds. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC")
market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Long Treasury Bond has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund's performance for periods greater than one day is likely to be either greater than or less than the performance of the Long Treasury Bond times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged benchmark fund. In general, particularly during periods of higher benchmark volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) the performance of the Long
Treasury Bond; (b) volatility of the Long Treasury Bond; (c) financing rates associated with leverage; (d) other Fund expenses; and (e) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period.
Performance shown in the chart assumes: (a) no Fund expenses; and (b) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 120% of the performance of the Long Treasury Bond; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 120% of the performance of the Long Treasury Bond.

                Index Performance                     Annualized Volatility
               1x           1.2x         10%        25%        50%        75%        100%

             -60%             -72%       -67%       -67%       -68%       -69%       -71%

             -50%             -60%       -57%       -57%       -58%       -60%       -62%

             -40%             -48%       -46%       -46%       -48%       -49%       -51%

             -30%             -36%       -35%       -35%       -37%       -39%       -42%

             -20%             -24%       -24%       -25%       -25%       -28%       -32%

             -10%             -12%       -12%       -13%       -15%       -18%       -22%

             0%                 0%         0%         0%        -3%        -6%       -12%

             10%               12%        12%        11%         9%         5%        -1%

             20%               24%        24%        24%        20%        18%        11%

             30%               36%        37%        36%        32%        28%        21%

             40%               48%        49%        48%        45%        40%        32%

             50%               60%        62%        61%        58%        53%        43%

             60%               72%        76%        75%        71%        65%        56%

The Long Treasury Bond's annualized historical volatility rate for the five year period ended June 30, 2011 is 16.61%. The Long Treasury Bond's highest one-year volatility rate during the five year period is 25.15%. The Long Treasury Bond's annualized performance for the five year period ended June 30, 2011 is 6.66%.

The historical volatility and performance of the Long Treasury Bond are not indications of what the Long Treasury Bond volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Leveraging Risk - The Fund achieves leveraged exposure to the Long Treasury Bond through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the Long Treasury
Bond. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correspond to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and the Long Treasury Bond, rounding of share prices, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund
as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 1.18%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
 (quarter ended 12/31/2008) 41.17%   (quarter ended 3/31/2009) -16.35%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Government Long Bond 1.2x Strategy Fund (Second Prospectus Summary) | Government Long Bond 1.2x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.35%)
Government Long Bond 1.2x Strategy Fund | Barclays Capital Long Treasury Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Long Treasury Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	5.54%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 31, 2004
Average Annual Returns, Since Inception Tertiary	ck0000899148_AverageAnnualReturnSinceInceptionTertiary	6.87%
Average Annual Returns, Inception Date Tertiary	ck0000899148_AverageAnnualReturnInceptionDateTertiary	May 2, 2001
Government Long Bond 1.2x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	594
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	847
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,119
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,893
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Government Long Bond 1.2x Strategy Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Government Long Bond 1.2x Strategy Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Government Long Bond 1.2x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	300
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	618
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,062
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,296
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	618
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,062
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,296
Annual Return 2002	rr_AnnualReturn2002	18.21%
Annual Return 2003	rr_AnnualReturn2003	(2.66%)
Annual Return 2004	rr_AnnualReturn2004	8.64%
Annual Return 2005	rr_AnnualReturn2005	7.00%
Annual Return 2006	rr_AnnualReturn2006	(4.16%)
Annual Return 2007	rr_AnnualReturn2007	9.13%
Annual Return 2008	rr_AnnualReturn2008	48.54%
Annual Return 2009	rr_AnnualReturn2009	(31.96%)
Annual Return 2010	rr_AnnualReturn2010	9.40%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2001
Government Long Bond 1.2x Strategy Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2001
Government Long Bond 1.2x Strategy Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2001

Inverse Government Long Bond Strategy Fund (Second Prospectus Summary) | Inverse Government Long Bond Strategy Fund
INVERSE GOVERNMENT LONG BOND STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Government Long Bond Strategy
Fund (the "Fund") is very different from most other mutual funds in that it seeks to provide investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period longer than a full trading day will be the result of each day's compounded returns over the period, which will likely differ from the inverse return of the daily price movement of the benchmark for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the
Fund's return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the benchmark.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund's current benchmark is the daily price movement of the Long
Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long
Treasury Bond is based on the daily price change of the most recently issued
Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $100,000 in certain Rydex|SGI Funds. More information about
these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the
"A-Class Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information
(the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Inverse Government Long Bond Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Inverse Government Long Bond Strategy Fund	A-Class Shares	C-Class Shares
Management Fees	0.90%	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Short Interest Expense	3.64%	3.64%
Remaining Other Expenses	0.52%	0.52%
Other Expenses	4.16%	4.16%
Total Annual Fund Operating Expenses	5.31%	6.06%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Inverse Government Long Bond Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	980	1,985	2,984	5,455
C-Class Shares	703	1,789	2,951	5,748

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Inverse Government Long Bond Strategy Fund C-Class Shares	603	1,789	2,951	5,748

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 771% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Unlike a traditional index fund, the Fund's investment objective is to perform, on a daily basis, exactly opposite the daily price movement of the Long Treasury
Bond. The Fund employs as its investment strategy a program of engaging in short sales and investing to a significant extent in derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. government. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the
Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Long Treasury Bond has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the Long Treasury Bond times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) performance of the Long Treasury
Bond; (b) volatility of the Long Treasury Bond; (c) financing rates associated with leverage; (d) other Fund expenses; and (e) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance
- on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the Long Treasury Bond; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the Long Treasury Bond.

                Index Performance                     Annualized Volatility
               1x           -1x          10%        25%        50%        75%        100%

             -60%              60%       148%       132%        96%        42%        -6%

             -50%              50%        98%        87%        57%        14%       -28%

             -40%              40%        65%        56%        30%        -5%       -38%

             -30%              30%        42%        34%        13%       -18%       -47%

             -20%              20%        24%        18%        -3%       -28%       -54%

             -10%              10%        10%         4%       -13%       -36%       -59%

             0%                 0%        -1%        -6%       -22%       -43%       -64%

             10%              -10%       -10%       -15%       -29%       -48%       -67%

             20%              -20%       -17%       -22%       -35%       -53%       -69%

             30%              -30%       -24%       -28%       -40%       -56%       -71%

             40%              -40%       -29%       -33%       -44%       -60%       -73%

             50%              -50%       -34%       -37%       -48%       -62%       -76%

             60%              -60%       -38%       -41%       -51%       -65%       -78%

The Long Treasury Bond's annualized historical volatility rate for the five year period ended June 30, 2011 is 16.61%. The Long Treasury Bond's highest one-year volatility rate during the five year period is 25.15%. The Long Treasury Bond's annualized performance for the five year period ended June 30, 2011 is 6.66%.

The historical volatility and performance of the Long Treasury Bond are not indications of what the Long Treasury Bond volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and the Long Treasury Bond, rounding of share prices, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund
as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -3.33%.

Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 6/30/2009) 12.70%   (quarter ended 12/31/2008) -26.25%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Inverse Government Long Bond Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary	Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Inception Date Tertiary
A-Class Shares	Return Before Taxes	(17.48%)	(6.50%)		(6.05%)	Mar 31, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(17.48%)	(6.95%)		(6.39%)	Mar 31, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(11.36%)	(5.60%)		(5.14%)	Mar 31, 2004
C-Class Shares	Return Before Taxes	(14.83%)	(6.29%)		(7.02%)	Mar 28, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(14.83%)	(6.77%)		(7.26%)	Mar 28, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(9.64%)	(5.44%)		(5.73%)	Mar 28, 2001
Barclays Capital Long Treasury Bond Index	Barclays Capital Long Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	9.38%	5.73%	6.57%	6.52%	Aug 1, 2003	5.54%	Mar 31, 2004	6.61%	Mar 28, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Inverse Government Long Bond Strategy Fund (Second Prospectus Summary) | Inverse Government Long Bond Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INVERSE GOVERNMENT LONG BOND STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Government Long Bond Strategy
Fund (the "Fund") is very different from most other mutual funds in that it seeks to provide investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period longer than a full trading day will be the result of each day's compounded returns over the period, which will likely differ from the inverse return of the daily price movement of the benchmark for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the
Fund's return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the benchmark.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund's current benchmark is the daily price movement of the Long
Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long
Treasury Bond is based on the daily price change of the most recently issued
Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $100,000 in certain Rydex|SGI Funds. More information about
these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the
"A-Class Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information
(the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 771% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	771.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Unlike a traditional index fund, the Fund's investment objective is to perform, on a daily basis, exactly opposite the daily price movement of the Long Treasury
Bond. The Fund employs as its investment strategy a program of engaging in short sales and investing to a significant extent in derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. government. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the
Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Long Treasury Bond has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the Long Treasury Bond times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) performance of the Long Treasury
Bond; (b) volatility of the Long Treasury Bond; (c) financing rates associated with leverage; (d) other Fund expenses; and (e) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance
- on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the Long Treasury Bond; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the Long Treasury Bond.

                Index Performance                     Annualized Volatility
               1x           -1x          10%        25%        50%        75%        100%

             -60%              60%       148%       132%        96%        42%        -6%

             -50%              50%        98%        87%        57%        14%       -28%

             -40%              40%        65%        56%        30%        -5%       -38%

             -30%              30%        42%        34%        13%       -18%       -47%

             -20%              20%        24%        18%        -3%       -28%       -54%

             -10%              10%        10%         4%       -13%       -36%       -59%

             0%                 0%        -1%        -6%       -22%       -43%       -64%

             10%              -10%       -10%       -15%       -29%       -48%       -67%

             20%              -20%       -17%       -22%       -35%       -53%       -69%

             30%              -30%       -24%       -28%       -40%       -56%       -71%

             40%              -40%       -29%       -33%       -44%       -60%       -73%

             50%              -50%       -34%       -37%       -48%       -62%       -76%

             60%              -60%       -38%       -41%       -51%       -65%       -78%

The Long Treasury Bond's annualized historical volatility rate for the five year period ended June 30, 2011 is 16.61%. The Long Treasury Bond's highest one-year volatility rate during the five year period is 25.15%. The Long Treasury Bond's annualized performance for the five year period ended June 30, 2011 is 6.66%.

The historical volatility and performance of the Long Treasury Bond are not indications of what the Long Treasury Bond volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and the Long Treasury Bond, rounding of share prices, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund
as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -3.33%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 6/30/2009) 12.70%   (quarter ended 12/31/2008) -26.25%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Inverse Government Long Bond Strategy Fund (Second Prospectus Summary) | Inverse Government Long Bond Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.25%)
Inverse Government Long Bond Strategy Fund | Barclays Capital Long Treasury Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Long Treasury Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	5.54%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 31, 2004
Average Annual Returns, Since Inception Tertiary	ck0000899148_AverageAnnualReturnSinceInceptionTertiary	6.61%
Average Annual Returns, Inception Date Tertiary	ck0000899148_AverageAnnualReturnInceptionDateTertiary	Mar 28, 2001
Inverse Government Long Bond Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Short Interest Expense	rr_Component1OtherExpensesOverAssets	3.64%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.52%
Other Expenses	rr_OtherExpensesOverAssets	4.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.31%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	980
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,985
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,984
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,455
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.50%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.05%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Inverse Government Long Bond Strategy Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.95%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.39%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Inverse Government Long Bond Strategy Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.36%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.60%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.14%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
Inverse Government Long Bond Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Short Interest Expense	rr_Component1OtherExpensesOverAssets	3.64%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.52%
Other Expenses	rr_OtherExpensesOverAssets	4.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.06%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	703
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,789
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,951
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,748
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	603
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,789
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,951
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,748
Annual Return 2002	rr_AnnualReturn2002	(17.41%)
Annual Return 2003	rr_AnnualReturn2003	(2.94%)
Annual Return 2004	rr_AnnualReturn2004	(9.66%)
Annual Return 2005	rr_AnnualReturn2005	(5.89%)
Annual Return 2006	rr_AnnualReturn2006	7.28%
Annual Return 2007	rr_AnnualReturn2007	(5.28%)
Annual Return 2008	rr_AnnualReturn2008	(30.15%)
Annual Return 2009	rr_AnnualReturn2009	18.36%
Annual Return 2010	rr_AnnualReturn2010	(13.97%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.83%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.29%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.02%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2001
Inverse Government Long Bond Strategy Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.83%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.77%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.26%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2001
Inverse Government Long Bond Strategy Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.64%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.44%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.73%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2001

High Yield Strategy Fund (Second Prospectus Summary) | High Yield Strategy Fund
HIGH YIELD STRATEGY FUND
INVESTMENT OBJECTIVE -
The High Yield Strategy Fund (the "Fund") seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future,
at least  $100,000 in certain Rydex|SGI Funds. More information about these and
other discounts is available from your financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees High Yield Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses High Yield Strategy Fund	A-Class Shares	C-Class Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.54%	0.53%
Total Annual Fund Operating Expenses	1.54%	2.28%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example High Yield Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	624	938	1,275	2,222
C-Class Shares	331	712	1,220	2,615

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
High Yield Strategy Fund C-Class Shares	231	712	1,220	2,615

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund seeks to gain exposure similar to the total return of the high yield bond market as represented by the global universe (excluding emerging market countries) of fixed rate, non-investment grade debt by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds, which are also commonly referred to as "junk bonds," are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor
Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's investment objective.

The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a seller of credit protection (assuming credit risk) as it seeks to gain exposure to the high yield bond market, but may also buy credit protection from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds ("ETFs"), unit investment trusts, and closed-end funds, that invest primarily in high yield debt instruments. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Issuer Specific Risk - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the
Fund to decrease.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 4.06%.

Highest Quarter Return                    Lowest Quarter Return
(quarter ended 9/30/2009) 9.31%   (quarter ended 3/31/2009) -13.23%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns High Yield Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A-Class Shares	Return Before Taxes	10.98%	4.05%	Apr 16, 2007
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	8.42%	0.92%	Apr 16, 2007
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.12%	1.51%	Apr 16, 2007
C-Class Shares	Return Before Taxes	14.62%	4.63%	Apr 16, 2007
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	11.88%	1.43%	Apr 16, 2007
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.49%	1.97%	Apr 16, 2007
Barclays Capital U.S. Corporate High Yield Index	Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)	15.12%	7.95%	Apr 16, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
High Yield Strategy Fund (Second Prospectus Summary) | High Yield Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HIGH YIELD STRATEGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The High Yield Strategy Fund (the "Fund") seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future,
at least  $100,000 in certain Rydex|SGI Funds. More information about these and
other discounts is available from your financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to gain exposure similar to the total return of the high yield bond market as represented by the global universe (excluding emerging market countries) of fixed rate, non-investment grade debt by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds, which are also commonly referred to as "junk bonds," are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor
Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's investment objective.

The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a seller of credit protection (assuming credit risk) as it seeks to gain exposure to the high yield bond market, but may also buy credit protection from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds ("ETFs"), unit investment trusts, and closed-end funds, that invest primarily in high yield debt instruments. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Issuer Specific Risk - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the
Fund to decrease.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 4.06%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                    Lowest Quarter Return
(quarter ended 9/30/2009) 9.31%   (quarter ended 3/31/2009) -13.23%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
High Yield Strategy Fund (Second Prospectus Summary) | High Yield Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.23%)
High Yield Strategy Fund | Barclays Capital U.S. Corporate High Yield Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2007
High Yield Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	624
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	938
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,222
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2007
High Yield Strategy Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2007
High Yield Strategy Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2007
High Yield Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	331
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,220
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,615
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	231
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	712
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,615
Annual Return 2008	rr_AnnualReturn2008	(9.41%)
Annual Return 2009	rr_AnnualReturn2009	10.33%
Annual Return 2010	rr_AnnualReturn2010	15.62%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2007
High Yield Strategy Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2007
High Yield Strategy Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2007

Inverse High Yield Strategy Fund (Second Prospectus Summary) | Inverse High Yield Strategy Fund
INVERSE HIGH YIELD STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse High Yield Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks to provide investment results that correlate to the opposite of the performance of the high yield bond market, a result opposite of most mutual funds. The Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from the inverse of the return of the high yield bond market for that period. As a consequence, especially in periods of market volatility, the path or trend of the high yield bond market during the longer period may be at least as important to the Fund's return for the longer period as the cumulative return of the high yield bond market for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the high yield bond market.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risk of shorting and (b) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that inversely correlate, before fees and expenses, to the performance of the high yield bond market.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $100,000 in certain Rydex|SGI Funds. More information about these and other discounts
is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Inverse High Yield Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Inverse High Yield Strategy Fund	A-Class Shares	C-Class Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.53%	0.53%
Total Annual Fund Operating Expenses	1.53%	2.28%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Inverse High Yield Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	623	935	1,270	2,212
C-Class Shares	331	712	1,220	2,615

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Inverse High Yield Strategy Fund C-Class Shares	231	712	1,220	2,615

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund seeks to gain inverse exposure to the performance of the high yield bond market by investing in credit default swaps, futures and other financial instruments with economic characteristics opposite to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds, which are also commonly referred to as "junk bonds," are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's objective.

The Fund will primarily invest in credit default swaps to gain inverse exposure to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a buyer of credit protection as it seeks to gain inverse exposure to the high yield bond market, but may also sell credit protection (assuming credit risk) from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds, unit investment trusts, and closed-end funds, that provide inverse exposure to the high yield debt market. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the
Fund's derivative investments may be traded in the over-the-counter ("OTC")
market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the high yield bond market experiences extreme volatility. In addition, as a result of compounding, the Fund's performance is likely to be either greater than or less than the inverse performance of the high yield bond market, before accounting for fees and fund expenses.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.
Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund's investment.

Credit Risk - Changes in an issuer's financial strength or in an issuer's or debt security's credit rating may affect a security's value and thus have an impact on Fund performance.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Issuer Specific Risk - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the
Fund to decrease.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -6.68%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 3/31/2009) 10.17%   (quarter ended 9/30/2009) -11.04%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Inverse High Yield Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A-Class Shares	Return Before Taxes	(22.09%)	(11.18%)	Apr 16, 2007
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(22.09%)	(11.46%)	Apr 16, 2007
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(14.36%)	(9.37%)	Apr 16, 2007
C-Class Shares	Return Before Taxes	(19.68%)	(10.61%)	Apr 16, 2007
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(19.68%)	(10.90%)	Apr 16, 2007
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(12.79%)	(8.91%)	Apr 16, 2007
Barclays Capital U.S. Corporate High Yield Index	Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)	15.12%	7.95%	Apr 16, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Inverse High Yield Strategy Fund (Second Prospectus Summary) | Inverse High Yield Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INVERSE HIGH YIELD STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse High Yield Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks to provide investment results that correlate to the opposite of the performance of the high yield bond market, a result opposite of most mutual funds. The Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from the inverse of the return of the high yield bond market for that period. As a consequence, especially in periods of market volatility, the path or trend of the high yield bond market during the longer period may be at least as important to the Fund's return for the longer period as the cumulative return of the high yield bond market for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the high yield bond market.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risk of shorting and (b) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that inversely correlate, before fees and expenses, to the performance of the high yield bond market.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $100,000 in certain Rydex|SGI Funds. More information about these and other discounts
is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to gain inverse exposure to the performance of the high yield bond market by investing in credit default swaps, futures and other financial instruments with economic characteristics opposite to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds, which are also commonly referred to as "junk bonds," are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's objective.

The Fund will primarily invest in credit default swaps to gain inverse exposure to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a buyer of credit protection as it seeks to gain inverse exposure to the high yield bond market, but may also sell credit protection (assuming credit risk) from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds, unit investment trusts, and closed-end funds, that provide inverse exposure to the high yield debt market. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the
Fund's derivative investments may be traded in the over-the-counter ("OTC")
market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the high yield bond market experiences extreme volatility. In addition, as a result of compounding, the Fund's performance is likely to be either greater than or less than the inverse performance of the high yield bond market, before accounting for fees and fund expenses.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.
Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund's investment.

Credit Risk - Changes in an issuer's financial strength or in an issuer's or debt security's credit rating may affect a security's value and thus have an impact on Fund performance.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Issuer Specific Risk - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the
Fund to decrease.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -6.68%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 3/31/2009) 10.17%   (quarter ended 9/30/2009) -11.04%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Inverse High Yield Strategy Fund (Second Prospectus Summary) | Inverse High Yield Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.04%)
Inverse High Yield Strategy Fund | Barclays Capital U.S. Corporate High Yield Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2007
Inverse High Yield Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	623
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	935
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,270
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,212
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(22.09%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(11.18%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2007
Inverse High Yield Strategy Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(22.09%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(11.46%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2007
Inverse High Yield Strategy Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.36%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(9.37%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2007
Inverse High Yield Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	331
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,220
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,615
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	231
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	712
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,615
Annual Return 2008	rr_AnnualReturn2008	2.17%
Annual Return 2009	rr_AnnualReturn2009	(19.79%)
Annual Return 2010	rr_AnnualReturn2010	(18.86%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.68%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.61%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2007
Inverse High Yield Strategy Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.68%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.90%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2007
Inverse High Yield Strategy Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.79%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.91%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2007

Alternative Strategies Allocation Fund (Second Prospectus Summary) | Alternative Strategies Allocation Fund
ALTERNATIVE STRATEGIES ALLOCATION FUND
INVESTMENT OBJECTIVE -
The Alternative Strategies Allocation Fund (the "Fund") seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $100,000 in certain Rydex|SGI Funds. More information about these and other discounts
is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales Charges,
Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of
Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Alternative Strategies Allocation Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alternative Strategies Allocation Fund		A-Class Shares	C-Class Shares
Management Fees		none	none
Distribution (12b-1) and/or Shareholder Service Fees		none	0.75%
Other Expenses		none	none
Acquired Fund Fees and Expenses		2.12%	2.12%
Total Annual Fund Operating Expenses	[1]	2.12%	2.87%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Alternative Strategies Allocation Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	680	1,107	1,560	2,810
C-Class Shares	390	889	1,513	3,195

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Alternative Strategies Allocation Fund C-Class Shares	290	889	1,513	3,195

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 123% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund, a "fund of funds," seeks to achieve its investment objective by investing principally in a diversified portfolio of affiliated and unaffiliated funds (the "underlying funds"), including exchange-traded funds ("ETFs"), and, to a limited extent, futures that represent alternative and non-traditional asset classes and strategies in an attempt to deliver performance with low correlation
(i.e., little or no similarity) to traditional stock and bond asset classes and long-term positive returns. In managing the Fund, the Advisor will apply a proprietary asset allocation methodology that principally allocates assets among underlying funds that emphasize directly, or in combination with other investments, alternative or non-traditional asset classes or investment strategies (i.e., absolute return strategies, commodities, currency arbitrage, global macro, managed futures and real estate) according to the degree of risk associated with each underlying fund given the market conditions in existence at the time of allocation.

Descriptions of the primary alternative and non-traditional asset classes and strategies are as follows:

Market Neutral. Market neutral strategies typically seek to profit independently from stock market movements, while maintaining a low correlation to and mitigating the risks of the U.S. and international equity markets. The strategies will hold long securities that the managers believe are undervalued and take short positions in common stocks that the managers believe are overvalued.

Long/Short Equity. Long/short equity strategies typically seek to profit from investing on both the long and short sides of equity market.

Merger Arbitrage. Merger arbitrage strategies typically invest simultaneously in long and short positions in both companies involved in a merger or acquisition.
They typically invest in long positions in the stock of the company to be acquired and short the stocks of the acquiring company.

Commodities. Commodity strategies typically seek exposure to the performance of the commodities markets and/or exposure to a long-short investment strategy that is based on commodity trends.

Currency Arbitrage. Currency arbitrage strategies typically seek capital appreciation through investing in various arbitrage opportunities in currency markets.

Global Macro. Global macro strategies typically seek to profit from changes in currency, commodity, equity and fixed income prices and market volatility.

Fixed Income Arbitrage. Fixed income arbitrage strategies typically seek to profit from relationships between different fixed income securities or fixed income and equity securities, leveraging long and short positions in securities that are related mathematically or economically.

Managed Futures. Managed futures strategies seek to preserve capital through capturing opportunities in various futures markets. The managers typically invest in long positions in the futures that are showing strong upward momentum and short positions in the futures that are in a downward trend. These strategies often provide different exposures to many markets and thus offer low correlations with traditional stock and bond markets.

Real Estate. Real estate strategies typically seek to profit through the development of liquid portfolios of stocks that effectively represent the real estate segment of the market.

The Fund may invest in, and thus have indirect exposure to the risks of the underlying investments, including but not limited to, the underlying investments listed below. The underlying funds may include affiliated mutual funds, affiliated and unaffiliated ETFs, commodity pools, and other pooled investment vehicles. The Advisor may change the Fund's asset class allocation and/or strategy allocation, the underlying funds, or weightings without shareholder notice. The Fund generally may invest in each underlying fund without limitation in a manner consistent with the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

         UNDERLYING INVESTMENTS:
         Rydex|SGI Underlying Investments (Affiliated)
         Rydex Series Funds Multi-Hedge Strategies Fund
         Rydex Series Funds Commodities Strategy Fund
         Rydex Series Funds Long/Short Commodities Strategy Fund
         Rydex Series Funds Managed Futures Strategy Fund
         Rydex Series Funds Real Estate Fund
         Rydex Series Funds Alternative Strategies Fund
         Rydex Series Funds Event Driven and Distressed Strategies Fund
         Rydex Series Funds Long Short Equity Strategy Fund
         Rydex Series Funds Long Short Interest Rate Strategy Fund
         Rydex Series Funds U.S. Long Short Momentum Fund
         Currencyshares Australian Dollar Trust
         Currencyshares British Pound Sterling Trust
         Currencyshares Canadian Dollar Trust
         Currencyshares Euro Trust
         Currencyshares Japanese Yen Trust
         Currencyshares Mexican Peso Trust
         Currencyshares Russian Ruble Trust
         Currencyshares Swedish Krona Trust
         Currencyshares Swiss Franc Trust
         Un-Affiliated Underlying Investments
         Powershares DB G10 Currency Harvest Fund

The Fund may also invest in American Depositary Receipts ("ADRs"), exchange-traded notes ("ETNs"), index swaps, and options on securities, futures contracts and indices to enable the Fund to pursue its investment objective efficiently in gaining exposure to or hedging exposure to various market factors or to better manage its risk and cash positions. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct significant trading activity at or just prior to the close of the U.S. financial markets.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The Fund and certain of the underlying funds may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Conflicts of Interest Risk - The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor may also be responsible for managing affiliated underlying funds.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to an underlying fund or the Fund, this default will cause the value of our investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Currency Risk - The Fund's and certain of the underlying funds' indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund and certain of the underlying funds also may incur transaction costs in connection with an underlying fund's conversions between various currencies.

Depositary Receipt Risk - The Fund and certain of the underlying funds may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's or an underlying fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's and certain of the underlying funds' investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Energy Sector Concentration Risk - To the extent that certain of the underlying funds' investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy sector companies also may fluctuate widely in response to such events.

Exchange-Traded Notes (ETNs) Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's or an underlying fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund or an underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - An underlying fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, an underlying fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund and certain of the underlying funds may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Fund of Funds Risk - By investing in the underlying funds indirectly through the
Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Risk - Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as
"junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Initial Public Offering ("IPO") Risk - Certain of the underlying funds may invest a portion of their assets in securities of companies offering shares in
IPOs, which may be more volatile than other securities. In addition, the effect of IPOs on an underlying fund's, and thus the Fund's, performance likely will decrease as the underlying fund's asset size increases, which could reduce the
Fund's total returns. Because the prices of IPO shares frequently are volatile, the underlying funds may hold IPO shares for a very short period of time, which may result in increased portfolio turnover and increased transactions costs for the Fund. The limited number of shares available for trading in some IPOs may make it more difficult for an underlying fund to buy or sell significant amounts of shares without an unfavorable effect on prevailing prices. The underlying funds' investments in IPO shares also may include the securities of unseasoned issuers, which present greater risks than the securities of more established issuers.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Large-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure generally, and certain of the underlying funds achieve leveraged exposure to their respective benchmarks or underlying indices through the use of derivative instruments. The Fund's and underlying funds' investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The more the Fund or an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Because the use of such instruments may be an integral part of certain underlying funds' investment strategies, the use of such instruments may expose the underlying fund and thus, the Fund, to potentially dramatic losses or gains in the value of their respective portfolios. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

OTC Trading Risk - Certain of the derivatives in which the Fund and certain of the underlying funds may invest may be traded (and privately negotiated) in the
OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Real Estate Sector Concentration Risk - To the extent that certain of the underlying funds' investments are concentrated in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of real estate companies also may fluctuate widely in response to such events.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the security sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tax Risk - Certain of the underlying funds currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries which may invest in commodity-linked derivative instruments and other similar instruments in compliance with private letter rulings issued by the Internal Revenue Service to certain of the underlying funds. To the extent the an affiliated underlying fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause certain of the underlying funds' performance to match or correlate to that of the underlying funds' respective benchmarks, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund's investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause an underlying funds' performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -0.10%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 12/31/2010) 3.39%   (quarter ended 3/31/2009) -5.33%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Alternative Strategies Allocation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A-Class Shares	Return Before Taxes	(5.50%)	(8.02%)	Mar 7, 2008
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(6.09%)	(8.48%)	Mar 7, 2008
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.58%)	(6.99%)	Mar 7, 2008
C-Class Shares	Return Before Taxes	(2.50%)	(7.10%)	Mar 7, 2008
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(3.13%)	(7.57%)	Mar 7, 2008
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.63%)	(6.24%)	Mar 7, 2008
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	6.02%	Mar 7, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Alternative Strategies Allocation Fund (Second Prospectus Summary) | Alternative Strategies Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ALTERNATIVE STRATEGIES ALLOCATION FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Alternative Strategies Allocation Fund (the "Fund") seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $100,000 in certain Rydex|SGI Funds. More information about these and other discounts
is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales Charges,
Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of
Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 123% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	123.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund, a "fund of funds," seeks to achieve its investment objective by investing principally in a diversified portfolio of affiliated and unaffiliated funds (the "underlying funds"), including exchange-traded funds ("ETFs"), and, to a limited extent, futures that represent alternative and non-traditional asset classes and strategies in an attempt to deliver performance with low correlation
(i.e., little or no similarity) to traditional stock and bond asset classes and long-term positive returns. In managing the Fund, the Advisor will apply a proprietary asset allocation methodology that principally allocates assets among underlying funds that emphasize directly, or in combination with other investments, alternative or non-traditional asset classes or investment strategies (i.e., absolute return strategies, commodities, currency arbitrage, global macro, managed futures and real estate) according to the degree of risk associated with each underlying fund given the market conditions in existence at the time of allocation.

Descriptions of the primary alternative and non-traditional asset classes and strategies are as follows:

Market Neutral. Market neutral strategies typically seek to profit independently from stock market movements, while maintaining a low correlation to and mitigating the risks of the U.S. and international equity markets. The strategies will hold long securities that the managers believe are undervalued and take short positions in common stocks that the managers believe are overvalued.

Long/Short Equity. Long/short equity strategies typically seek to profit from investing on both the long and short sides of equity market.

Merger Arbitrage. Merger arbitrage strategies typically invest simultaneously in long and short positions in both companies involved in a merger or acquisition.
They typically invest in long positions in the stock of the company to be acquired and short the stocks of the acquiring company.

Commodities. Commodity strategies typically seek exposure to the performance of the commodities markets and/or exposure to a long-short investment strategy that is based on commodity trends.

Currency Arbitrage. Currency arbitrage strategies typically seek capital appreciation through investing in various arbitrage opportunities in currency markets.

Global Macro. Global macro strategies typically seek to profit from changes in currency, commodity, equity and fixed income prices and market volatility.

Fixed Income Arbitrage. Fixed income arbitrage strategies typically seek to profit from relationships between different fixed income securities or fixed income and equity securities, leveraging long and short positions in securities that are related mathematically or economically.

Managed Futures. Managed futures strategies seek to preserve capital through capturing opportunities in various futures markets. The managers typically invest in long positions in the futures that are showing strong upward momentum and short positions in the futures that are in a downward trend. These strategies often provide different exposures to many markets and thus offer low correlations with traditional stock and bond markets.

Real Estate. Real estate strategies typically seek to profit through the development of liquid portfolios of stocks that effectively represent the real estate segment of the market.

The Fund may invest in, and thus have indirect exposure to the risks of the underlying investments, including but not limited to, the underlying investments listed below. The underlying funds may include affiliated mutual funds, affiliated and unaffiliated ETFs, commodity pools, and other pooled investment vehicles. The Advisor may change the Fund's asset class allocation and/or strategy allocation, the underlying funds, or weightings without shareholder notice. The Fund generally may invest in each underlying fund without limitation in a manner consistent with the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

         UNDERLYING INVESTMENTS:
         Rydex|SGI Underlying Investments (Affiliated)
         Rydex Series Funds Multi-Hedge Strategies Fund
         Rydex Series Funds Commodities Strategy Fund
         Rydex Series Funds Long/Short Commodities Strategy Fund
         Rydex Series Funds Managed Futures Strategy Fund
         Rydex Series Funds Real Estate Fund
         Rydex Series Funds Alternative Strategies Fund
         Rydex Series Funds Event Driven and Distressed Strategies Fund
         Rydex Series Funds Long Short Equity Strategy Fund
         Rydex Series Funds Long Short Interest Rate Strategy Fund
         Rydex Series Funds U.S. Long Short Momentum Fund
         Currencyshares Australian Dollar Trust
         Currencyshares British Pound Sterling Trust
         Currencyshares Canadian Dollar Trust
         Currencyshares Euro Trust
         Currencyshares Japanese Yen Trust
         Currencyshares Mexican Peso Trust
         Currencyshares Russian Ruble Trust
         Currencyshares Swedish Krona Trust
         Currencyshares Swiss Franc Trust
         Un-Affiliated Underlying Investments
         Powershares DB G10 Currency Harvest Fund

The Fund may also invest in American Depositary Receipts ("ADRs"), exchange-traded notes ("ETNs"), index swaps, and options on securities, futures contracts and indices to enable the Fund to pursue its investment objective efficiently in gaining exposure to or hedging exposure to various market factors or to better manage its risk and cash positions. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct significant trading activity at or just prior to the close of the U.S. financial markets.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The Fund and certain of the underlying funds may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Conflicts of Interest Risk - The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor may also be responsible for managing affiliated underlying funds.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to an underlying fund or the Fund, this default will cause the value of our investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Currency Risk - The Fund's and certain of the underlying funds' indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund and certain of the underlying funds also may incur transaction costs in connection with an underlying fund's conversions between various currencies.

Depositary Receipt Risk - The Fund and certain of the underlying funds may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's or an underlying fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's and certain of the underlying funds' investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Energy Sector Concentration Risk - To the extent that certain of the underlying funds' investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy sector companies also may fluctuate widely in response to such events.

Exchange-Traded Notes (ETNs) Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's or an underlying fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund or an underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - An underlying fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, an underlying fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund and certain of the underlying funds may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Fund of Funds Risk - By investing in the underlying funds indirectly through the
Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Risk - Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as
"junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Initial Public Offering ("IPO") Risk - Certain of the underlying funds may invest a portion of their assets in securities of companies offering shares in
IPOs, which may be more volatile than other securities. In addition, the effect of IPOs on an underlying fund's, and thus the Fund's, performance likely will decrease as the underlying fund's asset size increases, which could reduce the
Fund's total returns. Because the prices of IPO shares frequently are volatile, the underlying funds may hold IPO shares for a very short period of time, which may result in increased portfolio turnover and increased transactions costs for the Fund. The limited number of shares available for trading in some IPOs may make it more difficult for an underlying fund to buy or sell significant amounts of shares without an unfavorable effect on prevailing prices. The underlying funds' investments in IPO shares also may include the securities of unseasoned issuers, which present greater risks than the securities of more established issuers.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Large-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure generally, and certain of the underlying funds achieve leveraged exposure to their respective benchmarks or underlying indices through the use of derivative instruments. The Fund's and underlying funds' investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The more the Fund or an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Because the use of such instruments may be an integral part of certain underlying funds' investment strategies, the use of such instruments may expose the underlying fund and thus, the Fund, to potentially dramatic losses or gains in the value of their respective portfolios. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

OTC Trading Risk - Certain of the derivatives in which the Fund and certain of the underlying funds may invest may be traded (and privately negotiated) in the
OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Real Estate Sector Concentration Risk - To the extent that certain of the underlying funds' investments are concentrated in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of real estate companies also may fluctuate widely in response to such events.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the security sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tax Risk - Certain of the underlying funds currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries which may invest in commodity-linked derivative instruments and other similar instruments in compliance with private letter rulings issued by the Internal Revenue Service to certain of the underlying funds. To the extent the an affiliated underlying fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause certain of the underlying funds' performance to match or correlate to that of the underlying funds' respective benchmarks, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund's investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause an underlying funds' performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.rydex-sgi.com
or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -0.10%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 12/31/2010) 3.39%   (quarter ended 3/31/2009) -5.33%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Alternative Strategies Allocation Fund (Second Prospectus Summary) | Alternative Strategies Allocation Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.10%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.33%)
Alternative Strategies Allocation Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008
Alternative Strategies Allocation Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	680
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,107
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,560
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,810
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.50%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.02%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008
Alternative Strategies Allocation Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.09%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.48%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008
Alternative Strategies Allocation Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.58%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.99%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008
Alternative Strategies Allocation Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.87%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	390
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	889
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,513
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,195
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	290
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	889
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,513
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,195
Annual Return 2009	rr_AnnualReturn2009	(0.44%)
Annual Return 2010	rr_AnnualReturn2010	(1.54%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.50%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.10%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008
Alternative Strategies Allocation Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.13%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.57%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008
Alternative Strategies Allocation Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.63%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.24%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

U.S. Long Short Momentum Fund (Second Prospectus Summary) | U.S. Long Short Momentum Fund
U.S. LONG SHORT MOMENTUM FUND
INVESTMENT OBJECTIVE -
The U.S. Long Short Momentum Fund (the "Fund") seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $100,000 in certain Rydex|SGI Funds.  More information about
these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the
"A-Class Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information
(the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees U.S. Long Short Momentum Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses U.S. Long Short Momentum Fund	A-Class Shares	C-Class Shares
Management Fees	0.90%	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Short Dividend Expense	0.02%	0.02%
Remaining Other Expenses	0.54%	0.54%
Other Expenses	0.56%	0.56%
Total Annual Fund Operating Expenses	1.71%	2.46%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example U.S. Long Short Momentum Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	641,000,000	988,000,000	1,359,000,000	2,398,000,000
C-Class Shares	349,000,000	767,000,000	1,311,000,000	2,796,000,000

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
U.S. Long Short Momentum Fund C-Class Shares	249,000,000	767,000,000	1,311,000,000	2,796,000,000

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 231% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each day the Advisor, using a quantitative methodology, ranks approximately seventy different industries based on several measures of momentum including price momentum. The Fund then buys long the common stock of companies in the top ranked industries and may hedge broad market risk or sell short the common stock of companies in the lowest ranked industries. The Fund invests in equity securities, including small, mid, and large-capitalization securities, as U.S. traded common stocks and American
Depositary Receipts ("ADRs"), but may also invest in derivative instruments, particularly when seeking "short" exposure, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the different sectors or industries to which the Fund is seeking exposure. The Fund may invest in derivatives for hedging and non-hedging purposes. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The Fund also may enter into short sales of broad-based stock indices for hedging purposes in an effort to reduce portfolio risk or volatility. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the
Fund may conduct significant trading activity at or just prior to the close of the
U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund's investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Sector Risk - Because the Fund seeks to gain exposure to different industries and sectors in the economy, from time to time, it may invest a significant percentage of the Fund's assets in issuers in a single industry or sector of the economy. To the extent the Fund has significant investment exposure to an industry or sector, such exposure may present more risks than if the Fund's investments were more broadly diversified. While the Fund's sector and industry exposure is expected to vary over time, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors and industries the Fund may have exposure to over time and should not be relied on as such.

   Basic Materials Sector Risk - To the extent that the Fund's investments are focused in issuers conducting business in the basic materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector.
   The prices of the securities of basic materials companies also may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

   Energy Sector Risk - To the extent that the Fund's investments are focused in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy and energy commodities sectors. The prices of the securities of energy companies also may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

   Financial Services Sector Risk - To the extent that the Fund's investments are focused in issuers conducting business in the financial services sector, the
   Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

   Real Estate Sector Risk - To the extent that the Fund's investments are focused in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Investments in real estate companies and REITs also may subject the Fund to the risks associated with the direct ownership of real estate. In addition to these risks, REITs are dependent on specialized management skills. These factors may increase the volatility of the
   Fund's investments in REITs.

   Technology Sector Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology Companies also may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the security sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to May 28, 2010, the Fund sought to achieve its objective using a different investment strategy; therefore, the performance and average annual total returns shown for periods prior to May 28,
2010 may have differed had the Fund's current investment strategy been in effect during those periods.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 5.21%.

Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 9/30/2009) 15.68%   (quarter ended 12/31/2008) -21.85%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns U.S. Long Short Momentum Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	5.54%	1.69%	4.35%	Mar 31, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	5.54%	1.29%	4.05%	Mar 31, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.60%	1.33%	3.68%	Mar 31, 2004
C-Class Shares	Return Before Taxes	8.96%	1.95%	3.68%	Mar 22, 2002
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	8.96%	1.53%	3.44%	Mar 22, 2002
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.83%	1.56%	3.13%	Mar 22, 2002
Russell 3000�� Index	Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	3.78%	Mar 22, 2002	4.31%	Mar 31, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
U.S. Long Short Momentum Fund (Second Prospectus Summary) | U.S. Long Short Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	U.S. LONG SHORT MOMENTUM FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The U.S. Long Short Momentum Fund (the "Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $100,000 in certain Rydex|SGI Funds.  More information about
these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the
"A-Class Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information
(the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 231% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	231.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000,000,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each day the Advisor, using a quantitative methodology, ranks approximately seventy different industries based on several measures of momentum including price momentum. The Fund then buys long the common stock of companies in the top ranked industries and may hedge broad market risk or sell short the common stock of companies in the lowest ranked industries. The Fund invests in equity securities, including small, mid, and large-capitalization securities, as U.S. traded common stocks and American
Depositary Receipts ("ADRs"), but may also invest in derivative instruments, particularly when seeking "short" exposure, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the different sectors or industries to which the Fund is seeking exposure. The Fund may invest in derivatives for hedging and non-hedging purposes. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The Fund also may enter into short sales of broad-based stock indices for hedging purposes in an effort to reduce portfolio risk or volatility. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the
Fund may conduct significant trading activity at or just prior to the close of the
U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund's investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Sector Risk - Because the Fund seeks to gain exposure to different industries and sectors in the economy, from time to time, it may invest a significant percentage of the Fund's assets in issuers in a single industry or sector of the economy. To the extent the Fund has significant investment exposure to an industry or sector, such exposure may present more risks than if the Fund's investments were more broadly diversified. While the Fund's sector and industry exposure is expected to vary over time, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors and industries the Fund may have exposure to over time and should not be relied on as such.

   Basic Materials Sector Risk - To the extent that the Fund's investments are focused in issuers conducting business in the basic materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector.
   The prices of the securities of basic materials companies also may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

   Energy Sector Risk - To the extent that the Fund's investments are focused in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy and energy commodities sectors. The prices of the securities of energy companies also may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

   Financial Services Sector Risk - To the extent that the Fund's investments are focused in issuers conducting business in the financial services sector, the
   Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

   Real Estate Sector Risk - To the extent that the Fund's investments are focused in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Investments in real estate companies and REITs also may subject the Fund to the risks associated with the direct ownership of real estate. In addition to these risks, REITs are dependent on specialized management skills. These factors may increase the volatility of the
   Fund's investments in REITs.

   Technology Sector Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology Companies also may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the security sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to May 28, 2010, the Fund sought to achieve its objective using a different investment strategy; therefore, the performance and average annual total returns shown for periods prior to May 28,
2010 may have differed had the Fund's current investment strategy been in effect during those periods.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 5.21%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 9/30/2009) 15.68%   (quarter ended 12/31/2008) -21.85%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
U.S. Long Short Momentum Fund (Second Prospectus Summary) | U.S. Long Short Momentum Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.85%)
U.S. Long Short Momentum Fund | Russell 3000�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 22, 2002
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	4.31%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar 31, 2004
U.S. Long Short Momentum Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Short Dividend Expense	rr_Component1OtherExpensesOverAssets	0.02%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.54%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	641,000,000
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	988,000,000
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,359,000,000
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,398,000,000
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
U.S. Long Short Momentum Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
U.S. Long Short Momentum Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
U.S. Long Short Momentum Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Short Dividend Expense	rr_Component1OtherExpensesOverAssets	0.02%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.54%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	349,000,000
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	767,000,000
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,311,000,000
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,796,000,000
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	249,000,000
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	767,000,000
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,311,000,000
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,796,000,000
Annual Return 2003	rr_AnnualReturn2003	29.97%
Annual Return 2004	rr_AnnualReturn2004	9.44%
Annual Return 2005	rr_AnnualReturn2005	13.26%
Annual Return 2006	rr_AnnualReturn2006	10.50%
Annual Return 2007	rr_AnnualReturn2007	20.92%
Annual Return 2008	rr_AnnualReturn2008	(40.65%)
Annual Return 2009	rr_AnnualReturn2009	26.28%
Annual Return 2010	rr_AnnualReturn2010	9.96%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 22, 2002
U.S. Long Short Momentum Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 22, 2002
U.S. Long Short Momentum Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 22, 2002

Event Driven and Distressed Strategies Fund (Second Prospectus Summary) | Event Driven and Distressed Strategies Fund
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND
INVESTMENT OBJECTIVE -
The Event Driven and Distressed Strategies Fund (the "Fund") seeks to achieve capital growth.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares, C-Class Shares or Institutional Class Shares of the Fund. You
may qualify for sales charge discounts if you and your family invest, or agree
to invest in the future, at least  $100,000 in certain Rydex|SGI Funds. More
information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales Charges, Reductions, and Waivers"
section beginning on page 108 of the Fund's Statement of Additional Information
(the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Event Driven and Distressed Strategies Fund	A-Class Shares	C-Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Event Driven and Distressed Strategies Fund		A-Class Shares	C-Class Shares	Institutional Class Shares
Management Fees		0.90%	0.90%	0.90%
Distribution (12b-1) and/or Shareholder Service Fees		0.25%	1.00%	none
Other Expenses		0.88%	0.89%	0.89%
Total Annual Fund Operating Expenses		2.03%	2.79%	1.79%
Fee Waiver and/or Expense Reimbursement	[1]	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.89%	2.65%	1.65%
[1]	The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep net operating expenses for A-Class Shares, C-Class Shares and Institutional Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, dividends on securities sold short, and extraordinary expenses ("Excluded Expenses")) from exceeding 1.90%. 2.65% and 1.65%, respectively, of the Fund's A-Class Shares, C-Class Shares and Institutional Class Shares average daily net assets. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.90%, 2.65% and 1.65%, respectively. This Agreement may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue for at least twelve months from the date of this Prospectus.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses (including one year of capped expenses each period)
remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Event Driven and Distressed Strategies Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	658	1,041	1,448	2,581
C-Class Shares	368	823	1,405	2,983
Institutional Class Shares	168	520	897	1,955

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Event Driven and Distressed Strategies Fund C-Class Shares	268	823	1,405	2,983

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund's investment methodology is based on a systematic algorithm developed through extensive quantitative research that is designed to select and weight a basket of six liquid, investable factors: small cap and distressed equities, high yield (or "junk") bonds and credit, merger arbitrage and an illiquidity premium. In combination these six factors seek to target return characteristics similar to those of the universe of event driven hedge funds. Event driven hedge funds seek to profit from potential mispricings of the securities and the pricing spreads created by the risks related to a specific corporate transaction or market event. Such events can include: mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events. Small cap equities, high yield bonds, and the equities of distressed companies combined with credit derivatives are a proxy for the primary instruments and exposures traded by distressed and opportunistic credit funds. A merger arbitrage index offers exposure to a liquid, diversified and broadly representative set of arbitrage positions on announced American and
Western European merger and acquisition deals. The illiquidity factor seeks to represent the risk premium that may be achieved by holding illiquid securities. The factors and weights of those factors identified by the algorithm may change over time and may be long or short at any given time.

The Fund primarily seeks to obtain these exposures through swap agreements, but it also may invest in a combination of: domestic and foreign common stock;
American Depositary Receipts ("ADRs"); credit or equity-linked instruments, primarily consisting of structured notes and exchange traded notes ("ETNs");
exchange-traded funds ("ETFs"); other pooled investment vehicles; and other derivatives, primarily consisting of futures, options, and options on futures.
While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions.

Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. From time to time, the Fund also may enter into short sales and invest in short positions of certain of its portfolio investments. The Fund may invest in derivatives for hedging and non-hedging purposes, and on certain occasions, the Fund may employ leveraging techniques through the use of derivatives. On a day-to-day basis, the Fund may hold U.S.
government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The
Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Credit and Equity-Linked Derivative Investment Risk - The value of the Fund's investment in these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Exchange-Traded Notes Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its
ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund's investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization and Mid-Capitalization Securities Risk - The Fund is
subject to the risk that small-and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future.

Updated performance information is available on the Fund's website at
rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Event Driven and Distressed Strategies Fund (Second Prospectus Summary) | Event Driven and Distressed Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	EVENT DRIVEN AND DISTRESSED STRATEGIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Event Driven and Distressed Strategies Fund (the "Fund") seeks to achieve capital growth.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares, C-Class Shares or Institutional Class Shares of the Fund. You
may qualify for sales charge discounts if you and your family invest, or agree
to invest in the future, at least  $100,000 in certain Rydex|SGI Funds. More
information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales Charges, Reductions, and Waivers"
section beginning on page 108 of the Fund's Statement of Additional Information
(the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses (including one year of capped expenses each period)
remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund's investment methodology is based on a systematic algorithm developed through extensive quantitative research that is designed to select and weight a basket of six liquid, investable factors: small cap and distressed equities, high yield (or "junk") bonds and credit, merger arbitrage and an illiquidity premium. In combination these six factors seek to target return characteristics similar to those of the universe of event driven hedge funds. Event driven hedge funds seek to profit from potential mispricings of the securities and the pricing spreads created by the risks related to a specific corporate transaction or market event. Such events can include: mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events. Small cap equities, high yield bonds, and the equities of distressed companies combined with credit derivatives are a proxy for the primary instruments and exposures traded by distressed and opportunistic credit funds. A merger arbitrage index offers exposure to a liquid, diversified and broadly representative set of arbitrage positions on announced American and
Western European merger and acquisition deals. The illiquidity factor seeks to represent the risk premium that may be achieved by holding illiquid securities. The factors and weights of those factors identified by the algorithm may change over time and may be long or short at any given time.

The Fund primarily seeks to obtain these exposures through swap agreements, but it also may invest in a combination of: domestic and foreign common stock;
American Depositary Receipts ("ADRs"); credit or equity-linked instruments, primarily consisting of structured notes and exchange traded notes ("ETNs");
exchange-traded funds ("ETFs"); other pooled investment vehicles; and other derivatives, primarily consisting of futures, options, and options on futures.
While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions.

Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. From time to time, the Fund also may enter into short sales and invest in short positions of certain of its portfolio investments. The Fund may invest in derivatives for hedging and non-hedging purposes, and on certain occasions, the Fund may employ leveraging techniques through the use of derivatives. On a day-to-day basis, the Fund may hold U.S.
government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The
Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Credit and Equity-Linked Derivative Investment Risk - The value of the Fund's investment in these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Exchange-Traded Notes Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its
ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund's investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization and Mid-Capitalization Securities Risk - The Fund is
subject to the risk that small-and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future.

Updated performance information is available on the Fund's website at
rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Event Driven and Distressed Strategies Fund (Second Prospectus Summary) | Event Driven and Distressed Strategies Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This Agreement may be terminated only with the approval of the Fund's Board of Trustees.
Event Driven and Distressed Strategies Fund (Second Prospectus Summary) | Event Driven and Distressed Strategies Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This Agreement may be terminated only with the approval of the Fund's Board of Trustees.
Event Driven and Distressed Strategies Fund (Second Prospectus Summary) | Event Driven and Distressed Strategies Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This Agreement may be terminated only with the approval of the Fund's Board of Trustees.
Event Driven and Distressed Strategies Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	658
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,041
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,448
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,581
Event Driven and Distressed Strategies Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	368
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	823
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,405
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,983
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	268
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	823
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,405
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,983
Event Driven and Distressed Strategies Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	897
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,955

[1]	The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep net operating expenses for A-Class Shares, C-Class Shares and Institutional Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, dividends on securities sold short, and extraordinary expenses ("Excluded Expenses")) from exceeding 1.90%. 2.65% and 1.65%, respectively, of the Fund's A-Class Shares, C-Class Shares and Institutional Class Shares average daily net assets. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.90%, 2.65% and 1.65%, respectively. This Agreement may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue for at least twelve months from the date of this Prospectus.

Alternative Strategies Fund (Second Prospectus Summary) | Alternative Strategies Fund
ALTERNATIVE STRATEGIES FUND
INVESTMENT OBJECTIVE -
The Alternative Strategies Fund (the "Fund") seeks to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares, C-Class Shares or Institutional Class Shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest
in the future, at least  $100,000 in certain Rydex|SGI Funds. More information about
these and other discounts is available from your financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares -
Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the
Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Alternative Strategies Fund	A-Class Shares	C-Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alternative Strategies Fund		A-Class Shares	C-Class Shares	Institutional Class Shares
Management Fees		0.90%	0.90%	0.90%
Distribution (12b-1) and/or Shareholder Service Fees		0.25%	1.00%	none
Other Expenses		0.93%	0.93%	0.93%
Total Annual Fund Operating Expenses		2.08%	2.83%	1.83%
Fee Waiver and/or Expense Reimbursement	[1]	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.89%	2.64%	1.64%
[1]	The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep net operating expenses for A-Class Shares C-Class Shares and Institutional Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, dividends on securities sold short, and extraordinary expenses ("Excluded Expenses")) from exceeding 1.90%, 2.65% and 1.65%, respectively, of the Fund's A-Class Shares, C-Class Shares and Institutional Class Shares average daily net assets. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.90%, 2.65% and 1.65%, respectively. This Agreement may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue for at least twelve months from the date of this Prospectus.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses (including one year of capped expenses each period)
remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Alternative Strategies Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	658	1,041	1,448	2,581
C-Class Shares	367	820	1,400	2,973
Institutional Class Shares	167	517	892	1,944

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Alternative Strategies Fund C-Class Shares	267	820	1,400	2,973

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund's investment methodology is based on a systematic and dynamic algorithm developed through extensive quantitative research that is designed to select and weight a basket of liquid, investable factors that, when combined, target return characteristics similar to those of funds of hedge funds that invest in a broad cross-section of alternative strategies. Alternative strategies generally refer to non-traditional investment strategies or those that involve investment techniques other than long-only investments in traditional asset classes such as stocks and bonds. The most common alternative strategies are long/short equities, relative value/arbitrage strategies, event driven strategies, and global macro strategies. The factors and weights of those factors identified by the algorithm may change over time and may be long or short at any given time. Potential factors include U.S.,foreign and emerging market equity securities, currencies, and financial instruments that provide exposure to short-term interest rates.

The Fund will seek to gain exposure to the factors selected by the algorithm by investing primarily in futures, options, options on futures, forward contracts, and swap agreements whose performance is expected to correspond to the performance of the factors. The Fund also may invest in a combination of:
domestic and foreign common stock; American Depositary Receipts ("ADRs"); credit or equity-linked instruments, primarily consisting of exchange-traded notes
("ETNs") and structured notes; exchange-traded funds ("ETFs"); and other pooled investment vehicles. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. From time to time, the Fund may enter into short sales and invest in short positions of certain of its portfolio investments. The Fund may invest in derivatives for hedging and non-hedging purposes, and also may employ leveraging techniques through the use of derivatives. On a day-to-day basis, the
Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The
Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Credit and Equity-Linked Derivative Investment Risk - The value of the Fund's investment in these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Exchange-Traded Notes Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its
ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund's investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization and Mid-Capitalization Securities Risk - The Fund is
subject to the risk that small-and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Alternative Strategies Fund (Second Prospectus Summary) | Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ALTERNATIVE STRATEGIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Alternative Strategies Fund (the "Fund") seeks to achieve long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares, C-Class Shares or Institutional Class Shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest
in the future, at least  $100,000 in certain Rydex|SGI Funds. More information about
these and other discounts is available from your financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares -
Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the
Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses (including one year of capped expenses each period)
remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund's investment methodology is based on a systematic and dynamic algorithm developed through extensive quantitative research that is designed to select and weight a basket of liquid, investable factors that, when combined, target return characteristics similar to those of funds of hedge funds that invest in a broad cross-section of alternative strategies. Alternative strategies generally refer to non-traditional investment strategies or those that involve investment techniques other than long-only investments in traditional asset classes such as stocks and bonds. The most common alternative strategies are long/short equities, relative value/arbitrage strategies, event driven strategies, and global macro strategies. The factors and weights of those factors identified by the algorithm may change over time and may be long or short at any given time. Potential factors include U.S.,foreign and emerging market equity securities, currencies, and financial instruments that provide exposure to short-term interest rates.

The Fund will seek to gain exposure to the factors selected by the algorithm by investing primarily in futures, options, options on futures, forward contracts, and swap agreements whose performance is expected to correspond to the performance of the factors. The Fund also may invest in a combination of:
domestic and foreign common stock; American Depositary Receipts ("ADRs"); credit or equity-linked instruments, primarily consisting of exchange-traded notes
("ETNs") and structured notes; exchange-traded funds ("ETFs"); and other pooled investment vehicles. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. From time to time, the Fund may enter into short sales and invest in short positions of certain of its portfolio investments. The Fund may invest in derivatives for hedging and non-hedging purposes, and also may employ leveraging techniques through the use of derivatives. On a day-to-day basis, the
Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The
Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Credit and Equity-Linked Derivative Investment Risk - The value of the Fund's investment in these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Exchange-Traded Notes Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its
ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund's investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization and Mid-Capitalization Securities Risk - The Fund is
subject to the risk that small-and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Alternative Strategies Fund (Second Prospectus Summary) | Alternative Strategies Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This Agreement may be terminated only with the approval of the Fund's Board of Trustees.
Alternative Strategies Fund (Second Prospectus Summary) | Alternative Strategies Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This Agreement may be terminated only with the approval of the Fund's Board of Trustees.
Alternative Strategies Fund (Second Prospectus Summary) | Alternative Strategies Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This Agreement may be terminated only with the approval of the Fund's Board of Trustees.
Alternative Strategies Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.93%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	658
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,041
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,448
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,581
Alternative Strategies Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.93%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	367
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	820
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,400
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,973
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	267
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	820
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,400
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,973
Alternative Strategies Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.93%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,944

[1]	The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep net operating expenses for A-Class Shares C-Class Shares and Institutional Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, dividends on securities sold short, and extraordinary expenses ("Excluded Expenses")) from exceeding 1.90%, 2.65% and 1.65%, respectively, of the Fund's A-Class Shares, C-Class Shares and Institutional Class Shares average daily net assets. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.90%, 2.65% and 1.65%, respectively. This Agreement may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue for at least twelve months from the date of this Prospectus.

Long Short Equity Strategy Fund (Second Prospectus Summary) | Long Short Equity Strategy Fund
LONG SHORT EQUITY STRATEGY FUND
INVESTMENT OBJECTIVE -
The Long Short Equity Strategy Fund (the "Fund") seeks to achieve long-term capital appreciation with less volatility than the S&P 500® Index.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares, C-Class Shares or Institutional Class Shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest
in the future, at least  $100,000 in certain Rydex|SGI Funds. More information about
these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares
 - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Long Short Equity Strategy Fund	A-Class Shares	C-Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Long Short Equity Strategy Fund		A-Class Shares	C-Class Shares	Institutional Class Shares
Management Fees		0.90%	0.90%	0.90%
Distribution (12b-1) and/or Shareholder Service Fees		0.25%	1.00%	none
Short Dividend Expense		0.43%	0.36%	0.48%
Short Interest Expense		0.05%	0.07%	0.06%
Remaining Other Expenses		0.89%	0.89%	0.89%
Other Expenses		1.37%	1.32%	1.43%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	[1]	2.56%	3.26%	2.37%
Fee Waiver and/or Expense Reimbursement	[2]	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	2.42%	3.12%	2.23%
[1]	The Total Annual Fund Operating Expenses in this fee table (before and after any fee waivers and/or expense reimbursements) may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[2]	The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep net operating expenses for A-Class Shares, C-Class Shares and Institutional Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, dividends on securities sold short, and extraordinary expenses ("Excluded Expenses")) from exceeding 1.90%, 2.65% and 1.65%, respectively, of the Fund's A-Class Shares, C-Class Shares and Institutional Class Shares average daily net assets. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.90%, 2.65% and 1.65%, respectively. This Agreement may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue for at least twelve months from the date of this Prospectus.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses (including one year of capped expenses each period)
remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Long Short Equity Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	708	1,194	1,704	3,100
C-Class Shares	415	963	1,635	3,430
Institutional Class Shares	226	697	1,195	2,565

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Long Short Equity Strategy Fund C-Class Shares	315	963	1,635	3,430

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 142% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund's investment methodology is based on a systematic and dynamic algorithm developed through extensive quantitative research that is designed to select and weight a basket of liquid, investable factors that, when combined, target return characteristics similar to those of the broad universe of long short equity hedge funds. Long short equity hedge funds typically buy stocks that the hedge fund managers expect will appreciate, and concurrently either sell short stocks that the hedge fund managers expect will decline in value or hedge market or sector exposures. The factors and weights of those factors identified by the algorithm may change over time and may be long or short at any given time. Potential factors include different market capitalization categories, growth, value, momentum, international, emerging markets, and various market sectors.

The Fund will seek to gain exposure to the factors selected by the algorithm by investing primarily in futures, options, options on futures, forward contracts, and swap agreements whose performance is expected to correspond to the performance of the factors. The Fund also may invest in a combination of:
domestic and foreign common stock; American Depositary Receipts ("ADRs"); credit or equity-linked instruments, primarily consisting of exchange-traded notes
("ETNs") and structured notes; exchange-traded funds ("ETFs"); and other pooled investment vehicles. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. The Fund also intends to enter into short sales and invest in short positions of certain of its portfolio investments. The Fund may invest in derivatives for hedging and non-hedging purposes, and on certain occasions, the
Fund may employ leveraging techniques through the use of derivatives. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, and/or derivatives thereof. This is a non-fundamental policy that can be changed by the
Fund upon 60 days' prior notice to shareholders.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The
Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Credit and Equity-Linked Derivative Investment Risk - The value of the Fund's investment in these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Exchange-Traded Notes Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its
ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund's investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization and Mid-Capitalization Securities Risk - The Fund is
subject to the risk that small-and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Long Short Equity Strategy Fund (Second Prospectus Summary) | Long Short Equity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LONG SHORT EQUITY STRATEGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Long Short Equity Strategy Fund (the "Fund") seeks to achieve long-term capital appreciation with less volatility than the S&P 500® Index.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares, C-Class Shares or Institutional Class Shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest
in the future, at least  $100,000 in certain Rydex|SGI Funds. More information about
these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares
 - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 142% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table (before and after any fee waivers and/or expense reimbursements) may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses (including one year of capped expenses each period)
remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund's investment methodology is based on a systematic and dynamic algorithm developed through extensive quantitative research that is designed to select and weight a basket of liquid, investable factors that, when combined, target return characteristics similar to those of the broad universe of long short equity hedge funds. Long short equity hedge funds typically buy stocks that the hedge fund managers expect will appreciate, and concurrently either sell short stocks that the hedge fund managers expect will decline in value or hedge market or sector exposures. The factors and weights of those factors identified by the algorithm may change over time and may be long or short at any given time. Potential factors include different market capitalization categories, growth, value, momentum, international, emerging markets, and various market sectors.

The Fund will seek to gain exposure to the factors selected by the algorithm by investing primarily in futures, options, options on futures, forward contracts, and swap agreements whose performance is expected to correspond to the performance of the factors. The Fund also may invest in a combination of:
domestic and foreign common stock; American Depositary Receipts ("ADRs"); credit or equity-linked instruments, primarily consisting of exchange-traded notes
("ETNs") and structured notes; exchange-traded funds ("ETFs"); and other pooled investment vehicles. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. The Fund also intends to enter into short sales and invest in short positions of certain of its portfolio investments. The Fund may invest in derivatives for hedging and non-hedging purposes, and on certain occasions, the
Fund may employ leveraging techniques through the use of derivatives. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, and/or derivatives thereof. This is a non-fundamental policy that can be changed by the
Fund upon 60 days' prior notice to shareholders.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The
Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Credit and Equity-Linked Derivative Investment Risk - The value of the Fund's investment in these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Exchange-Traded Notes Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its
ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund's investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization and Mid-Capitalization Securities Risk - The Fund is
subject to the risk that small-and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Long Short Equity Strategy Fund (Second Prospectus Summary) | Long Short Equity Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	terminated only with the approval of the Fund's Board of Trustees.
Long Short Equity Strategy Fund (Second Prospectus Summary) | Long Short Equity Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	terminated only with the approval of the Fund's Board of Trustees.
Long Short Equity Strategy Fund (Second Prospectus Summary) | Long Short Equity Strategy Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	terminated only with the approval of the Fund's Board of Trustees.
Long Short Equity Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Short Dividend Expense	rr_Component1OtherExpensesOverAssets	0.43%
Short Interest Expense	rr_Component2OtherExpensesOverAssets	0.05%
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.89%
Other Expenses	rr_OtherExpensesOverAssets	1.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.56%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.42%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	708
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,194
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,704
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,100
Long Short Equity Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Short Dividend Expense	rr_Component1OtherExpensesOverAssets	0.36%
Short Interest Expense	rr_Component2OtherExpensesOverAssets	0.07%
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.89%
Other Expenses	rr_OtherExpensesOverAssets	1.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.26%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.12%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	415
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	963
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,635
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,430
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	315
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	963
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,635
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,430
Long Short Equity Strategy Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Short Dividend Expense	rr_Component1OtherExpensesOverAssets	0.48%
Short Interest Expense	rr_Component2OtherExpensesOverAssets	0.06%
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.89%
Other Expenses	rr_OtherExpensesOverAssets	1.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.23%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	226
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	697
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,195
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,565

[1]	The Total Annual Fund Operating Expenses in this fee table (before and after any fee waivers and/or expense reimbursements) may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[2]	The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep net operating expenses for A-Class Shares, C-Class Shares and Institutional Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, dividends on securities sold short, and extraordinary expenses ("Excluded Expenses")) from exceeding 1.90%, 2.65% and 1.65%, respectively, of the Fund's A-Class Shares, C-Class Shares and Institutional Class Shares average daily net assets. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.90%, 2.65% and 1.65%, respectively. This Agreement may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue for at least twelve months from the date of this Prospectus.

Long Short Interest Rate Strategy Fund (Second Prospectus Summary) | Long Short Interest Rate Strategy Fund
LONG SHORT INTEREST RATE STRATEGY FUND
INVESTMENT OBJECTIVE -
The Long Short Interest Rate Strategy Fund (the "Fund") seeks to maximize total return by taking advantage of price movements in the U.S. Treasury bond market.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares, C-Class Shares or Institutional Class Shares of the Fund. You
may qualify for sales charge discounts if you and your family invest, or agree
to invest in the future, at least  $100,000 in certain Rydex|SGI Funds. More
information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales Charges, Reductions, and Waivers"
section beginning on page 108 of the Fund's Statement of Additional Information
(the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Long Short Interest Rate Strategy Fund	A-Class Shares	C-Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Long Short Interest Rate Strategy Fund	A-Class Shares	C-Class Shares	Institutional Class Shares
Management Fees	0.75%	0.75%	0.75%
Distribution or Shareholder Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.54%	0.55%	0.55%
Total Annual Fund Operating Expenses	1.54%	2.30%	1.30%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Long Short Interest Rate Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	624	938	1,275	2,222
C-Class Shares	333	718	1,230	2,636
Institutional Class Shares	132	412	713	1,568

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Long Short Interest Rate Strategy Fund C-Class Shares	233	718	1,230	2,636

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund seeks to achieve its investment objective by investing in accordance with a highly quantitative investment model that is designed to identify a short-term interest rate outlook expressed in terms of exposure to the U.S.
Treasury bond market. It is expected that the model will enable the Fund to potentially benefit from interest rate trends while also enabling it to take advantage of short-term deviations in such trends.

In executing this strategy, the Fund's Sub-Advisor manages the investment model to determine an interest rate outlook. The model evaluates and ranks factors in
3 primary categories: (1) economic outlook based on various macro-economic factors;
(2) inflationary expectations based on such factors as
precious metals, commodities and other price movements; and (3) investor psychology as demonstrated by the level of market reaction not explained by the economic outlook and inflationary expectations. The interest rate outlook generated by the model determines the portfolio's target duration ranging from fully bullish, with a target duration of 11 years, to fully bearish, with a target duration of negative 11 years. If the outlook is indeterminate, the
Advisor will target a neutral portfolio duration of approximately 5.5 years. A neutral portfolio seeks to generate a return that is representative of the return of the overall Treasury market. Intermediate levels also may be established based on the interest rate outlook. The Sub-Advisor sends the model's signals to the Advisor and the Advisor reviews the rate outlook determined by the model monthly to both manage risk and to seek to take advantage of short-term deviations in the general business cycle trend in interest rates.

On a day-to-day basis, the Fund invests substantially all of its net assets in cash, U.S. Treasury Bills, Notes, and Bonds as well as futures linked to those instruments, and exchange-traded funds ("ETFs"). The Fund also may invest in options, futures and swap agreements for hedging and non-hedging purposes, such as to manage the effective duration of the portfolio or as a substitute for direct investment. By focusing primarily on U.S. Treasury securities and
Treasury-related futures and ETFs, the strategy minimizes or eliminates the risks (prepayment, currency, liquidity, etc.) inherent in many other fixed income management approaches. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the
Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future.

Updated performance information is available on the Fund's website at
rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Long Short Interest Rate Strategy Fund (Second Prospectus Summary) | Long Short Interest Rate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LONG SHORT INTEREST RATE STRATEGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Long Short Interest Rate Strategy Fund (the "Fund") seeks to maximize total return by taking advantage of price movements in the U.S. Treasury bond market.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares, C-Class Shares or Institutional Class Shares of the Fund. You
may qualify for sales charge discounts if you and your family invest, or agree
to invest in the future, at least  $100,000 in certain Rydex|SGI Funds. More
information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales Charges, Reductions, and Waivers"
section beginning on page 108 of the Fund's Statement of Additional Information
(the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing in accordance with a highly quantitative investment model that is designed to identify a short-term interest rate outlook expressed in terms of exposure to the U.S.
Treasury bond market. It is expected that the model will enable the Fund to potentially benefit from interest rate trends while also enabling it to take advantage of short-term deviations in such trends.

In executing this strategy, the Fund's Sub-Advisor manages the investment model to determine an interest rate outlook. The model evaluates and ranks factors in
3 primary categories: (1) economic outlook based on various macro-economic factors;
(2) inflationary expectations based on such factors as
precious metals, commodities and other price movements; and (3) investor psychology as demonstrated by the level of market reaction not explained by the economic outlook and inflationary expectations. The interest rate outlook generated by the model determines the portfolio's target duration ranging from fully bullish, with a target duration of 11 years, to fully bearish, with a target duration of negative 11 years. If the outlook is indeterminate, the
Advisor will target a neutral portfolio duration of approximately 5.5 years. A neutral portfolio seeks to generate a return that is representative of the return of the overall Treasury market. Intermediate levels also may be established based on the interest rate outlook. The Sub-Advisor sends the model's signals to the Advisor and the Advisor reviews the rate outlook determined by the model monthly to both manage risk and to seek to take advantage of short-term deviations in the general business cycle trend in interest rates.

On a day-to-day basis, the Fund invests substantially all of its net assets in cash, U.S. Treasury Bills, Notes, and Bonds as well as futures linked to those instruments, and exchange-traded funds ("ETFs"). The Fund also may invest in options, futures and swap agreements for hedging and non-hedging purposes, such as to manage the effective duration of the portfolio or as a substitute for direct investment. By focusing primarily on U.S. Treasury securities and
Treasury-related futures and ETFs, the strategy minimizes or eliminates the risks (prepayment, currency, liquidity, etc.) inherent in many other fixed income management approaches. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the
Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future.

Updated performance information is available on the Fund's website at
rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Long Short Interest Rate Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	624
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	938
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,222
Long Short Interest Rate Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	333
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	718
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,230
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,636
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	718
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,230
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,636
Long Short Interest Rate Strategy Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,568

All-Asset Conservative Strategy Fund (Second Prospectus Summary) | All-Asset Conservative Strategy Fund
ALL-ASSET CONSERVATIVE STRATEGY FUND
INVESTMENT OBJECTIVE -
The All-Asset Conservative Strategy Fund (the "Fund")seeks to primarily provide preservation of capital and, secondarily, long-term growth of capital.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales
Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial
Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees All-Asset Conservative Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses All-Asset Conservative Strategy Fund		A-Class Shares	C-Class Shares
Management Fees		none	none
Distribution or Shareholder Service (12b-1) Fees		none	0.75%
Other Expenses		none	none
Acquired Fund Fees and Expenses		1.43%	1.43%
Total Annual Fund Operating Expenses	[1]	1.43%	2.18%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example All-Asset Conservative Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	614	906	1,219	2,107
C-Class Shares	321	682	1,169	2,513

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
All-Asset Conservative Strategy Fund C-Class Shares	221	682	1,169	2,513

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investmentstrategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a conservative allocation to underlying funds that invest in stocks, and a greater allocation to underlying funds that invest in bonds and money market securities as compared to other Asset Allocation Funds. The Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the underlying funds listed below. Unless otherwise noted, each underlying fund listed below is a series of the Trust.

     •  Domestic Equity Funds: S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund,
        Mid-Cap 1.5x Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap
        400 Pure Value Fund, Nova Fund, Russell 2000® 1.5x Strategy Fund, Russell
        2000® Fund, S&P 500 Fund, U.S. Long Short Momentum Fund, S&P SmallCap 600
        Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Large Cap Value Fund,
        Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap
        Value Fund, and Small Cap Growth Fund (the Large Cap Value Fund, Large Cap
        Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund
        and Small Cap Growth Fund are separate series of Security Equity Fund)

     •  Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy
        Fund, High Yield Strategy Fund, High Yield Series, U.S. Intermediate Bond
        Series, and U.S. Government Money Market Fund (the High Yield Series and
        U.S. Intermediate Bond Series are separate series of Security Equity Fund)

     •  International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy
        Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x
        Strategy Fund and Global Fund (the Global Fund is a series of the Security
        Equity Fund)

     •  Alternatives and Specialty Funds: Multi-Hedge Strategies Fund, Commodities
        Strategy Fund, Managed Futures Strategy Fund, Real Estate Fund, Long/Short
        Commodities Strategy Fund, Long Short Interest Rate Strategy Fund, Event
        Driven and Distressed Strategies Fund, Alternative Strategies Fund, and
        Long Short Equity Strategy Fund

The Fund may also invest in exchange-traded funds ("ETFs"), other pooled investment vehicles, and derivatives, primarily consisting of index swaps, futures contracts, and options on securities, futures contracts and indices to enable the Fund to pursue its investment objective efficiently in gaining or hedging exposure to various market factors or to better manage its risk and cash positions. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Conflicts of Interest Risk - The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor may also be responsible for managing affiliated underlying funds.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to an underlying fund or the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Credit Risk - The Fund and certain of the underlying funds could lose money if the issuer or guarantor of a debt instrument in which the Fund or underlying fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk - The Fund's and certain of the underlying funds' indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund and certain of the underlying funds also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's and certain of the underlying funds' investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Energy Sector Concentration Risk - To the extent that certain of the underlying funds' investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy sector companies also may fluctuate widely in response to such events.

Exchange-Traded Notes (ETNs) Risk - Certain of the underlying funds may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An underlying fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - An underlying fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, an underlying fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund and certain of the underlying funds may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Fund of Funds Risk - By investing in the underlying funds indirectly through the
Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Geographic Concentration in Europe Risk - Because a significant portion of the assets of certain of the underlying funds are invested in a specific geographical region, the value of its investments and the NAV of the Fund could decline more dramatically as a result of adverse events affecting Europe.

Geographic Concentration in Japan Risk - Targeting Japan could hurt certain of the underlying funds' performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Risk - Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as
"junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Income Risk - Income risk involves the potential for a decline in the yield of certain of the Fund's investments, including stocks, bonds, ETFs, and Unit
Investment Trusts ("UITs"). For example, interest and/or dividend income produced by certain of the Fund's investments will vary over time, which may cause the Fund's value to fluctuate.

Industry and Real Estate Sector Concentration Risk - The risk of concentrating certain of the underlying funds' investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not have exposure to concentrated investments.
To the extent that certain of the underlying funds' investments are concentrated in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of real estate companies also may fluctuate widely in response to such events.

Interest Rate Risk - The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - Certain of the underlying funds may each invest in wholly-owned and controlled Cayman Islands subsidiaries (each a
"Subsidiary" and together, the "Subsidiaries"). The Subsidiaries are not registered under the Investment Company Act of 1940 and are not subject to all of the investor protections of the Investment Company Act of 1940. Thus, certain of the underlying funds, as investors in the Subsidiaries, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which certain of the underlying funds and the Subsidiaries, respectively, are organized, could result in the inability of the underlying funds and/or the
Subsidiaries to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund and certain of the underlying funds, such as the Fund's and underlying funds' use of derivatives and other commodity-linked financial instruments to seek to achieve their respective investment objectives, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk - A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund or certain underlying funds may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Large-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure generally, and certain of the underlying funds achieve leveraged exposure to their respective benchmarks or underlying indices through the use of derivative instruments. The Fund's and underlying funds' investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The more the Fund or an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Because the use of such instruments may be an integral part of certain underlying funds' investment strategies, the use of such instruments may expose the underlying fund and thus, the Fund, to potentially dramatic losses or gains in the value of their respective portfolios. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund and certain of the underlying funds to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund and certain of the underlying funds to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

OTC Trading Risk - Certain of the derivatives in which the Fund and certain of the underlying funds may invest may be traded (and privately negotiated) in the
OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect certain of the underlying funds' ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Stable Price Per Share Risk - Certain of the underlying funds' assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of  $1.00 per share. Although the underlying fund is managed to maintain a stable price per share of  $1.00, there is no guarantee that the price will be constantly maintained and it is possible to lose money.

Tax Risk - Certain of the underlying funds currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries which may invest in commodity-linked derivative instruments and other similar instruments in compliance with private letter rulings issued by the Internal Revenue Service to certain of the underlying funds. To the extent the an affiliated underlying fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10%
of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause certain of the underlying funds' performance to match or correlate to that of the underlying funds' respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund's investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error.
Tracking error may cause an underlying fund's and, thus the Fund's, performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the
Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the Synthetic All-Asset
Conservative Strategy Benchmark, the composition of which is representative of the industry standard for a conservative investment portfolio. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 2.55%.

Highest Quarter Return                       Lowest Quarter Return
(quarter ended 9/30/2009) 8.59%   (quarter ended 3/31/2009) -9.23%

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below.
After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns All-Asset Conservative Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 1 Year, Secondary	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	2.20%		2.17%	Jun 30, 2006
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	1.59%		1.50%	Jun 30, 2006
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.40%		1.46%	Jun 30, 2006
C-Class Shares	Return Before Taxes	5.78%		2.64%	Jun 30, 2006
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	5.44%		1.89%	Jun 30, 2006
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.76%		1.83%	Jun 30, 2006
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	14.39%	1.94%	Jun 30, 2006	1.63%	Jun 30, 2006
Synthetic All-Asset Conservative Strategy Benchmark	Synthetic All-Asset Conservative Strategy Benchmark (reflects no deduction for fees, expenses or taxes)	10.53%		5.27%	Jun 30, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
All-Asset Conservative Strategy Fund (Second Prospectus Summary) | All-Asset Conservative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ALL-ASSET CONSERVATIVE STRATEGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The All-Asset Conservative Strategy Fund (the "Fund")seeks to primarily provide preservation of capital and, secondarily, long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales
Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial
Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investmentstrategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a conservative allocation to underlying funds that invest in stocks, and a greater allocation to underlying funds that invest in bonds and money market securities as compared to other Asset Allocation Funds. The Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the underlying funds listed below. Unless otherwise noted, each underlying fund listed below is a series of the Trust.

     •  Domestic Equity Funds: S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund,
        Mid-Cap 1.5x Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap
        400 Pure Value Fund, Nova Fund, Russell 2000® 1.5x Strategy Fund, Russell
        2000® Fund, S&P 500 Fund, U.S. Long Short Momentum Fund, S&P SmallCap 600
        Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Large Cap Value Fund,
        Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap
        Value Fund, and Small Cap Growth Fund (the Large Cap Value Fund, Large Cap
        Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund
        and Small Cap Growth Fund are separate series of Security Equity Fund)

     •  Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy
        Fund, High Yield Strategy Fund, High Yield Series, U.S. Intermediate Bond
        Series, and U.S. Government Money Market Fund (the High Yield Series and
        U.S. Intermediate Bond Series are separate series of Security Equity Fund)

     •  International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy
        Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x
        Strategy Fund and Global Fund (the Global Fund is a series of the Security
        Equity Fund)

     •  Alternatives and Specialty Funds: Multi-Hedge Strategies Fund, Commodities
        Strategy Fund, Managed Futures Strategy Fund, Real Estate Fund, Long/Short
        Commodities Strategy Fund, Long Short Interest Rate Strategy Fund, Event
        Driven and Distressed Strategies Fund, Alternative Strategies Fund, and
        Long Short Equity Strategy Fund

The Fund may also invest in exchange-traded funds ("ETFs"), other pooled investment vehicles, and derivatives, primarily consisting of index swaps, futures contracts, and options on securities, futures contracts and indices to enable the Fund to pursue its investment objective efficiently in gaining or hedging exposure to various market factors or to better manage its risk and cash positions. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Conflicts of Interest Risk - The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor may also be responsible for managing affiliated underlying funds.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to an underlying fund or the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Credit Risk - The Fund and certain of the underlying funds could lose money if the issuer or guarantor of a debt instrument in which the Fund or underlying fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk - The Fund's and certain of the underlying funds' indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund and certain of the underlying funds also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's and certain of the underlying funds' investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Energy Sector Concentration Risk - To the extent that certain of the underlying funds' investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy sector companies also may fluctuate widely in response to such events.

Exchange-Traded Notes (ETNs) Risk - Certain of the underlying funds may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An underlying fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - An underlying fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, an underlying fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund and certain of the underlying funds may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Fund of Funds Risk - By investing in the underlying funds indirectly through the
Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Geographic Concentration in Europe Risk - Because a significant portion of the assets of certain of the underlying funds are invested in a specific geographical region, the value of its investments and the NAV of the Fund could decline more dramatically as a result of adverse events affecting Europe.

Geographic Concentration in Japan Risk - Targeting Japan could hurt certain of the underlying funds' performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Risk - Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as
"junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Income Risk - Income risk involves the potential for a decline in the yield of certain of the Fund's investments, including stocks, bonds, ETFs, and Unit
Investment Trusts ("UITs"). For example, interest and/or dividend income produced by certain of the Fund's investments will vary over time, which may cause the Fund's value to fluctuate.

Industry and Real Estate Sector Concentration Risk - The risk of concentrating certain of the underlying funds' investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not have exposure to concentrated investments.
To the extent that certain of the underlying funds' investments are concentrated in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of real estate companies also may fluctuate widely in response to such events.

Interest Rate Risk - The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - Certain of the underlying funds may each invest in wholly-owned and controlled Cayman Islands subsidiaries (each a
"Subsidiary" and together, the "Subsidiaries"). The Subsidiaries are not registered under the Investment Company Act of 1940 and are not subject to all of the investor protections of the Investment Company Act of 1940. Thus, certain of the underlying funds, as investors in the Subsidiaries, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which certain of the underlying funds and the Subsidiaries, respectively, are organized, could result in the inability of the underlying funds and/or the
Subsidiaries to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund and certain of the underlying funds, such as the Fund's and underlying funds' use of derivatives and other commodity-linked financial instruments to seek to achieve their respective investment objectives, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk - A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund or certain underlying funds may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Large-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure generally, and certain of the underlying funds achieve leveraged exposure to their respective benchmarks or underlying indices through the use of derivative instruments. The Fund's and underlying funds' investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The more the Fund or an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Because the use of such instruments may be an integral part of certain underlying funds' investment strategies, the use of such instruments may expose the underlying fund and thus, the Fund, to potentially dramatic losses or gains in the value of their respective portfolios. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund and certain of the underlying funds to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund and certain of the underlying funds to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

OTC Trading Risk - Certain of the derivatives in which the Fund and certain of the underlying funds may invest may be traded (and privately negotiated) in the
OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect certain of the underlying funds' ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Stable Price Per Share Risk - Certain of the underlying funds' assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of  $1.00 per share. Although the underlying fund is managed to maintain a stable price per share of  $1.00, there is no guarantee that the price will be constantly maintained and it is possible to lose money.

Tax Risk - Certain of the underlying funds currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries which may invest in commodity-linked derivative instruments and other similar instruments in compliance with private letter rulings issued by the Internal Revenue Service to certain of the underlying funds. To the extent the an affiliated underlying fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10%
of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause certain of the underlying funds' performance to match or correlate to that of the underlying funds' respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund's investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error.
Tracking error may cause an underlying fund's and, thus the Fund's, performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the
Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the
Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the Synthetic All-Asset
Conservative Strategy Benchmark, the composition of which is representative of the industry standard for a conservative investment portfolio. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 2.55%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                       Lowest Quarter Return
(quarter ended 9/30/2009) 8.59%   (quarter ended 3/31/2009) -9.23%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below.
After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
All-Asset Conservative Strategy Fund (Second Prospectus Summary) | All-Asset Conservative Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.23%)
All-Asset Conservative Strategy Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 1 Year, Secondary	ck0000899148_AverageAnnualReturnYear01Secondary	14.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	1.63%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Jun 30, 2006
All-Asset Conservative Strategy Fund | Synthetic All-Asset Conservative Strategy Benchmark
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Synthetic All-Asset Conservative Strategy Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Conservative Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	614
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	906
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,219
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,107
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Conservative Strategy Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Conservative Strategy Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Conservative Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	321
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	682
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,169
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,513
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	221
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	682
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,513
Annual Return 2007	rr_AnnualReturn2007	6.01%
Annual Return 2008	rr_AnnualReturn2008	(10.47%)
Annual Return 2009	rr_AnnualReturn2009	5.04%
Annual Return 2010	rr_AnnualReturn2010	6.78%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Conservative Strategy Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Conservative Strategy Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

All-Asset Moderate Strategy Fund (Second Prospectus Summary) | All-Asset Moderate Strategy Fund
ALL-ASSET MODERATE STRATEGY FUND
INVESTMENT OBJECTIVE -
The All-Asset Moderate Strategy Fund (the "Fund") seeks to primarily provide growth of capital and, secondarily, preservation of capital.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees All-Asset Moderate Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses All-Asset Moderate Strategy Fund		A-Class Shares	C-Class Shares
Management Fees		none	none
Distribution or Shareholder Service (12b-1) Fees		none	0.75%
Other Expenses		none	none
Acquired Fund Fees and Expenses		1.56%	1.56%
Total Annual Fund Operating Expenses	[1]	1.56%	2.31%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example All-Asset Moderate Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	626	944	1,285	2,243
C-Class Shares	334	721	1,235	2,646

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
All-Asset Moderate Strategy Fund C-Class Shares	234	721	1,235	2,646

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 93% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and moneymarket securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a moderate allocation to underlying funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other Asset Allocation Funds. The Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds and unless otherwise noted, each underlying fund listed below is a series of the Trust:

     •  Domestic Equity Funds: Russell 2000® 2x Strategy Fund, S&P 500 2x Strategy
        Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, Mid-Cap 1.5x
        Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value
        Fund, NASDAQ-100® Fund, Nova Fund, Russell 2000® 1.5x Strategy Fund,
        Russell 2000® Fund, S&P 500 Fund, U.S. Long Short Momentum Fund, S&P
        SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Security
        Equity Fund Large Cap Value Fund, Security Equity Fund, Large Cap Growth
        Fund, Security Equity Fund Mid Cap Value Fund, Security Equity Fund Mid
        Cap Growth Fund, Security Equity Fund Small Cap Value Fund, and Security
        Equity Fund Small Cap Growth Fund (the Large Cap Value Fund, Security
        Equity Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth
        Fund, Small Cap Value Fund, and Small Cap Growth Fund are series of
        Security Equity Fund)

     •  Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy
        Fund, High Yield Strategy Fund, Security Income Fund High Yield Series,
        Security Income Fund U.S. Intermediate Bond Series, and U.S. Government
        Money Market Fund (the High Yield Series and U.S. Intermediate Bond Series
        are series of Security Income Fund)

     •  International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy
        Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x
        Strategy Fund and Global Fund (the Global Fund is a series of Security
        Equity Fund)

     •  Alternatives and Specialty Funds: Multi-Hedge Strategies Fund, Commodities
        Strategy Fund, Managed Futures Strategy Fund, Real Estate Fund, Long/Short
        Commodities Strategy Fund, Long Short Interest Rate Strategy Fund, Event
        Driven and Distressed Strategies Fund, Alternative Strategies Fund, and
        Long Short Equity Strategy Fund

The Fund may also invest in exchange-traded funds ("ETFs"), other pooled investment vehicles, and derivatives, primarily consisting of index swaps, futures contracts, and options on securities, futures contracts and indices to enable the Fund to pursue its investment objective efficiently in gaining or hedging exposure to various market factors or to better manage its risk and cash positions. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Conflicts of Interest Risk - The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor may also be responsible for managing affiliated underlying funds.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to an underlying fund or the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Credit Risk - The Fund and certain of the underlying funds could lose money if the issuer or guarantor of a debt instrument in which the Fund or underlying fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk - The Fund's and certain of the underlying funds' indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund and certain of the underlying funds also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's and certain of the underlying funds' investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Energy Sector Concentration Risk - To the extent that certain of the underlying funds' investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy sector companies also may fluctuate widely in response to such events.

Exchange-Traded Notes (ETNs) Risk - Certain of the underlying funds may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An underlying fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - An underlying fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, an underlying fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund and certain of the underlying funds may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Fund of Funds Risk - By investing in the underlying funds indirectly through the
Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Geographic Concentration in Europe Risk - Because a significant portion of the assets of certain of the underlying funds are invested in a specific geographical region, the value of its investments and the NAV of the Fund could decline more dramatically as a result of adverse events affecting Europe.

Geographic Concentration in Japan Risk - Targeting Japan could hurt certain of the underlying funds' performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Risk - Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as
"junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Income Risk - Income risk involves the potential for a decline in the yield of certain of the Fund's investments, including stocks, bonds, ETFs, and Unit
Investment Trusts ("UITs"). For example, interest and/or dividend income produced by certain of the Fund's investments will vary over time, which may cause the Fund's value to fluctuate.

Industry and Sector Concentration Risk - The risk of concentrating certain of the underlying funds' investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not have exposure to concentrated investments.
To the extent that certain of the underlying funds' investments are concentrated in issuers conducting business in the real estate and/or technology sectors, the
Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of real estate and technology companies also may fluctuate widely in response to such events.

Interest Rate Risk - The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - Certain of the underlying funds may each invest in wholly-owned and controlled Cayman Islands subsidiaries (each a
"Subsidiary" and together, the "Subsidiaries"). The Subsidiaries are not registered under the Investment Company Act of 1940 and are not subject to all of the investor protections of the Investment Company Act of 1940. Thus, certain of the underlying funds, as investors in the Subsidiaries, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which certain of the underlying funds and the Subsidiaries, respectively, are organized, could result in the inability of the underlying funds and/or the
Subsidiaries to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund and certain of the underlying funds, such as the Fund's and underlying funds' use of derivatives and other commodity-linked financial instruments to seek to achieve their respective investment objectives, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk - A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund or certain underlying funds may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Large-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure generally, and certain of the underlying funds achieve leveraged exposure to their respective benchmarks or underlying indices through the use of derivative instruments. The Fund's and underlying funds' investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The more the Fund or an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Because the use of such instruments may be an integral part of certain underlying funds' investment strategies, the use of such instruments may expose the underlying fund and thus, the Fund, to potentially dramatic losses or gains in the value of their respective portfolios. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund and certain of the underlying funds to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund and certain of the underlying funds to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

OTC Trading Risk - Certain of the derivatives in which the Fund and certain of the underlying funds may invest may be traded (and privately negotiated) in the
OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect certain of the underlying funds' ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Stable Price Per Share Risk - Certain of the underlying funds' assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of  $1.00 per share. Although the underlying fund is managed to maintain a stable price per share of  $1.00, there is no guarantee that the price will be constantly maintained and it is possible to lose money.

Tax Risk - Certain of the underlying funds currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries which may invest in commodity-linked derivative instruments and other similar instruments in compliance with private letter rulings issued by the Internal Revenue Service to certain of the underlying funds. To the extent the an affiliated underlying fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10%
of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause certain of the underlying funds' performance to match or correlate to that of the underlying funds' respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund's investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error.
Tracking error may cause an underlying fund's and, thus the Fund's, performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the Synthetic All-Asset Moderate Strategy Benchmark, the composition of which is representative of the industry standard for a moderate investment portfolio. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 2.61%.

Highest Quarter Return                        Lowest Quarter Return
(quarter ended 9/30/2009) 11.01%   (quarter ended 3/31/2009) -8.70%

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below.
After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns All-Asset Moderate Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A-Class Shares	Return Before Taxes	3.39%	2.10%	Jun 30, 2006
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	3.15%	1.29%	Jun 30, 2006
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.21%	1.33%	Jun 30, 2006
C-Class Shares	Return Before Taxes	6.73%	2.46%	Jun 30, 2006
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	6.46%	1.63%	Jun 30, 2006
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.38%	1.63%	Jun 30, 2006
Synthetic All-Asset Moderate Strategy Benchmark	Synthetic All-Asset Moderate Strategy Benchmark (reflects no deduction for fees, expenses or taxes)	12.04%	4.32%	Jun 30, 2006
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	1.94%	Jun 30, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
All-Asset Moderate Strategy Fund (Second Prospectus Summary) | All-Asset Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ALL-ASSET MODERATE STRATEGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The All-Asset Moderate Strategy Fund (the "Fund") seeks to primarily provide growth of capital and, secondarily, preservation of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page 306 of the Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 93% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	93.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and moneymarket securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a moderate allocation to underlying funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other Asset Allocation Funds. The Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds and unless otherwise noted, each underlying fund listed below is a series of the Trust:

     •  Domestic Equity Funds: Russell 2000® 2x Strategy Fund, S&P 500 2x Strategy
        Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, Mid-Cap 1.5x
        Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value
        Fund, NASDAQ-100® Fund, Nova Fund, Russell 2000® 1.5x Strategy Fund,
        Russell 2000® Fund, S&P 500 Fund, U.S. Long Short Momentum Fund, S&P
        SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Security
        Equity Fund Large Cap Value Fund, Security Equity Fund, Large Cap Growth
        Fund, Security Equity Fund Mid Cap Value Fund, Security Equity Fund Mid
        Cap Growth Fund, Security Equity Fund Small Cap Value Fund, and Security
        Equity Fund Small Cap Growth Fund (the Large Cap Value Fund, Security
        Equity Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth
        Fund, Small Cap Value Fund, and Small Cap Growth Fund are series of
        Security Equity Fund)

     •  Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy
        Fund, High Yield Strategy Fund, Security Income Fund High Yield Series,
        Security Income Fund U.S. Intermediate Bond Series, and U.S. Government
        Money Market Fund (the High Yield Series and U.S. Intermediate Bond Series
        are series of Security Income Fund)

     •  International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy
        Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x
        Strategy Fund and Global Fund (the Global Fund is a series of Security
        Equity Fund)

     •  Alternatives and Specialty Funds: Multi-Hedge Strategies Fund, Commodities
        Strategy Fund, Managed Futures Strategy Fund, Real Estate Fund, Long/Short
        Commodities Strategy Fund, Long Short Interest Rate Strategy Fund, Event
        Driven and Distressed Strategies Fund, Alternative Strategies Fund, and
        Long Short Equity Strategy Fund

The Fund may also invest in exchange-traded funds ("ETFs"), other pooled investment vehicles, and derivatives, primarily consisting of index swaps, futures contracts, and options on securities, futures contracts and indices to enable the Fund to pursue its investment objective efficiently in gaining or hedging exposure to various market factors or to better manage its risk and cash positions. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Conflicts of Interest Risk - The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor may also be responsible for managing affiliated underlying funds.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to an underlying fund or the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Credit Risk - The Fund and certain of the underlying funds could lose money if the issuer or guarantor of a debt instrument in which the Fund or underlying fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk - The Fund's and certain of the underlying funds' indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund and certain of the underlying funds also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's and certain of the underlying funds' investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Energy Sector Concentration Risk - To the extent that certain of the underlying funds' investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy sector companies also may fluctuate widely in response to such events.

Exchange-Traded Notes (ETNs) Risk - Certain of the underlying funds may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An underlying fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - An underlying fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, an underlying fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund and certain of the underlying funds may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Fund of Funds Risk - By investing in the underlying funds indirectly through the
Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Geographic Concentration in Europe Risk - Because a significant portion of the assets of certain of the underlying funds are invested in a specific geographical region, the value of its investments and the NAV of the Fund could decline more dramatically as a result of adverse events affecting Europe.

Geographic Concentration in Japan Risk - Targeting Japan could hurt certain of the underlying funds' performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Risk - Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as
"junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Income Risk - Income risk involves the potential for a decline in the yield of certain of the Fund's investments, including stocks, bonds, ETFs, and Unit
Investment Trusts ("UITs"). For example, interest and/or dividend income produced by certain of the Fund's investments will vary over time, which may cause the Fund's value to fluctuate.

Industry and Sector Concentration Risk - The risk of concentrating certain of the underlying funds' investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not have exposure to concentrated investments.
To the extent that certain of the underlying funds' investments are concentrated in issuers conducting business in the real estate and/or technology sectors, the
Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of real estate and technology companies also may fluctuate widely in response to such events.

Interest Rate Risk - The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - Certain of the underlying funds may each invest in wholly-owned and controlled Cayman Islands subsidiaries (each a
"Subsidiary" and together, the "Subsidiaries"). The Subsidiaries are not registered under the Investment Company Act of 1940 and are not subject to all of the investor protections of the Investment Company Act of 1940. Thus, certain of the underlying funds, as investors in the Subsidiaries, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which certain of the underlying funds and the Subsidiaries, respectively, are organized, could result in the inability of the underlying funds and/or the
Subsidiaries to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund and certain of the underlying funds, such as the Fund's and underlying funds' use of derivatives and other commodity-linked financial instruments to seek to achieve their respective investment objectives, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk - A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund or certain underlying funds may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Large-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure generally, and certain of the underlying funds achieve leveraged exposure to their respective benchmarks or underlying indices through the use of derivative instruments. The Fund's and underlying funds' investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The more the Fund or an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Because the use of such instruments may be an integral part of certain underlying funds' investment strategies, the use of such instruments may expose the underlying fund and thus, the Fund, to potentially dramatic losses or gains in the value of their respective portfolios. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund and certain of the underlying funds to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund and certain of the underlying funds to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

OTC Trading Risk - Certain of the derivatives in which the Fund and certain of the underlying funds may invest may be traded (and privately negotiated) in the
OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect certain of the underlying funds' ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Stable Price Per Share Risk - Certain of the underlying funds' assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of  $1.00 per share. Although the underlying fund is managed to maintain a stable price per share of  $1.00, there is no guarantee that the price will be constantly maintained and it is possible to lose money.

Tax Risk - Certain of the underlying funds currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries which may invest in commodity-linked derivative instruments and other similar instruments in compliance with private letter rulings issued by the Internal Revenue Service to certain of the underlying funds. To the extent the an affiliated underlying fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10%
of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause certain of the underlying funds' performance to match or correlate to that of the underlying funds' respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund's investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error.
Tracking error may cause an underlying fund's and, thus the Fund's, performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the Synthetic All-Asset Moderate Strategy Benchmark, the composition of which is representative of the industry standard for a moderate investment portfolio. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 2.61%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                        Lowest Quarter Return
(quarter ended 9/30/2009) 11.01%   (quarter ended 3/31/2009) -8.70%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below.
After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
All-Asset Moderate Strategy Fund (Second Prospectus Summary) | All-Asset Moderate Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.70%)
All-Asset Moderate Strategy Fund | Synthetic All-Asset Moderate Strategy Benchmark
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Synthetic All-Asset Moderate Strategy Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Moderate Strategy Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Moderate Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	626
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	944
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,285
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,243
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Moderate Strategy Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Moderate Strategy Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Moderate Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	334
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	721
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,235
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,646
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	234
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	721
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,235
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,646
Annual Return 2007	rr_AnnualReturn2007	5.69%
Annual Return 2008	rr_AnnualReturn2008	(18.09%)
Annual Return 2009	rr_AnnualReturn2009	11.68%
Annual Return 2010	rr_AnnualReturn2010	7.73%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Moderate Strategy Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Moderate Strategy Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

All-Asset Aggressive Strategy Fund (Second Prospectus Summary) | All-Asset Aggressive Strategy Fund
ALL-ASSET AGGRESSIVE STRATEGY FUND
INVESTMENT OBJECTIVE -
The All-Asset Aggressive Strategy Fund (the "Fund") seeks to primarily provide growth of capital.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your
family invest, or agree to invest in the future, at least  $100,000 in certain Rydex|SGI Funds.
More information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees All-Asset Aggressive Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses All-Asset Aggressive Strategy Fund		A-Class Shares	C-Class Shares
Management Fees		none	none
Distribution or Shareholder Service (12b-1) Fees		none	0.75%
Other Expenses		none	none
Acquired Fund Fees and Expenses		1.60%	1.60%
Total Annual Fund Operating Expenses	[1]	1.60%	2.35%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example All-Asset Aggressive Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	630	956	1,304	2,285
C-Class Shares	338	733	1,255	2,686

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
All-Asset Aggressive Strategy Fund C-Class Shares	238	733	1,255	2,686

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have an aggressive allocation to underlying funds that invest in stocks, and a lower allocation to underlying funds that invest in bonds as compared to other Asset Allocation Funds. The Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds and, unless otherwise noted, each underlying fund listed below is a series of the Trust:

•  Domestic Equity Funds: NASDAQ-100® 2x Strategy Fund, Nova Fund, Russell
   2000® 2x Strategy Fund, S&P 500 2x Strategy Fund, S&P 500 Pure Growth
   Fund, S&P 500 Pure Value Fund, Mid-Cap 1.5x Strategy Fund, S&P MidCap 400
   Pure Growth Fund, S&P MidCap 400 Pure Value Fund, Russell 2000® 1.5x
   Strategy Fund, Russell 2000® Fund, S&P 500 Fund, U.S. Long Short Momentum
   Fund, S&P SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund,
   Large Cap Value Fund, Security Equity Fund, Large Cap Growth Fund, Mid Cap
   Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, and Small Cap
   Growth Fund (the Large Cap Value Fund, Security Equity Fund, Large Cap
   Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value
   Fund, and Small Cap Growth Fund are series of Security Equity Fund)

•  Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy
   Fund, High Yield Strategy Fund, High Yield Series, U.S. Intermediate Bond
   Series, and U.S. Government Money Market Fund (the High Yield Series and
   the U.S. Intermediate Bond Series are series of Security Income Fund)

•  International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy
   Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x
   Strategy Fund, and Global Fund (the Global Fund is a series of Security
   Equity Fund)

•  Alternatives and Specialty Funds: Multi-Hedge Strategies Fund, Commodities
   Strategy Fund, Managed Futures Strategy Fund, Real Estate Fund, Long/Short
   Commodities Strategy Fund, Long Short Interest Rate Strategy Fund, Event
   Driven and Distressed Strategies Fund, Alternative Strategies Fund, and
   Long Short Equity Strategy Fund

The Fund may also invest in exchange-traded funds ("ETFs"), other pooled investment vehicles, and derivatives, primarily consisting of index swaps, futures contracts, and options on securities, futures contracts and indices to enable the Fund to pursue its investment objective efficiently in gaining or hedging exposure to various market factors or to better manage its risk and cash positions. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Conflicts of Interest Risk - The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor may also be responsible for managing affiliated underlying funds.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to an underlying fund or the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Credit Risk - The Fund and certain of the underlying funds could lose money if the issuer or guarantor of a debt instrument in which the Fund or underlying fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk - The Fund's and certain of the underlying funds' indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund and certain of the underlying funds also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's and certain of the underlying funds' investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Energy Sector Concentration Risk - To the extent that certain of the underlying funds' investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy sector companies also may fluctuate widely in response to such events.

Exchange-Traded Notes (ETNs) Risk - Certain of the underlying funds may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An underlying fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - An underlying fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, an underlying fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund and certain of the underlying funds may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Fund of Funds Risk - By investing in the underlying funds indirectly through the
Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Geographic Concentration in Europe Risk - Because a significant portion of the assets of certain of the underlying funds are invested in a specific geographical region, the value of its investments and the NAV of the Fund could decline more dramatically as a result of adverse events affecting Europe.

Geographic Concentration in Japan Risk - Targeting Japan could hurt certain of the underlying funds' performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Risk - Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as
"junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Income Risk - Income risk involves the potential for a decline in the yield of certain of the Fund's investments, including stocks, bonds, ETFs, and Unit
Investment Trusts ("UITs"). For example, interest and/or dividend income produced by certain of the Fund's investments will vary over time, which may cause the Fund's value to fluctuate.

Industry and Sector Concentration Risk - The risk of concentrating certain of the underlying funds' investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not have exposure to concentrated investments.
To the extent that certain of the underlying funds' investments are concentrated in issuers conducting business in the real estate and/or technology sectors, the
Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of real estate and technology companies also may fluctuate widely in response to such events.

Interest Rate Risk - The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - Certain of the underlying funds may each invest in wholly-owned and controlled Cayman Islands subsidiaries (each a
"Subsidiary" and together, the "Subsidiaries"). The Subsidiaries are not registered under the Investment Company Act of 1940 and are not subject to all of the investor protections of the Investment Company Act of 1940. Thus, certain of the underlying funds, as investors in the Subsidiaries, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which certain of the underlying funds and the Subsidiaries, respectively, are organized, could result in the inability of the underlying funds and/or the
Subsidiaries to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund and certain of the underlying funds, such as the Fund's and underlying funds' use of derivatives and other commodity-linked financial instruments to seek to achieve their respective investment objectives, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk - A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund or certain underlying funds may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Large-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure generally, and certain of the underlying funds achieve leveraged exposure to their respective benchmarks or underlying indices through the use of derivative instruments. The Fund's and underlying funds' investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The more the Fund or an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Because the use of such instruments may be an integral part of certain underlying funds' investment strategies, the use of such instruments may expose the underlying fund and thus, the Fund, to potentially dramatic losses or gains in the value of their respective portfolios. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund and certain of the underlying funds to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund and certain of the underlying funds to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

OTC Trading Risk - Certain of the derivatives in which the Fund and certain of the underlying funds may invest may be traded (and privately negotiated) in the
OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect certain of the underlying funds' ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Stable Price Per Share Risk - Certain of the underlying funds' assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of  $1.00 per share. Although the underlying fund is managed to maintain a stable price per share of  $1.00, there is no guarantee that the price will be constantly maintained and it is possible to lose money.

Tax Risk - Certain of the underlying funds currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries which may invest in commodity-linked derivative instruments and other similar instruments in compliance with private letter rulings issued by the Internal Revenue Service to certain of the underlying funds. To the extent the an affiliated underlying fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10%
of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause certain of the underlying funds' performance to match or correlate to that of the underlying funds' respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund's investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error.
Tracking error may cause an underlying fund's and, thus the Fund's, performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the Synthetic All-Asset Aggressive Strategy Benchmark, the composition of which is representative of the industry standard for an aggressive investment portfolio. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges.
If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year.
The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 2.71%.

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 9/30/2009) 13.50%   (quarter ended 12/31/2008) -12.45%

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns All-Asset Aggressive Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A-Class Shares	Return Before Taxes	5.85%	1.89%	Jun 30, 2006
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	5.73%	0.87%	Jun 30, 2006
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.80%	1.02%	Jun 30, 2006
C-Class Shares	Return Before Taxes	9.33%	2.20%	Jun 30, 2006
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	9.20%	1.16%	Jun 30, 2006
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.06%	1.28%	Jun 30, 2006
Synthetic All-Asset Aggressive Strategy Benchmark	Synthetic All-Asset Aggressive Strategy Benchmark (reflects no deduction for fees, expenses or taxes)	13.73%	3.35%	Jun 30, 2006
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	1.94%	Jun 30, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
All-Asset Aggressive Strategy Fund (Second Prospectus Summary) | All-Asset Aggressive Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ALL-ASSET AGGRESSIVE STRATEGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The All-Asset Aggressive Strategy Fund (the "Fund") seeks to primarily provide growth of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your
family invest, or agree to invest in the future, at least  $100,000 in certain Rydex|SGI Funds.
More information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have an aggressive allocation to underlying funds that invest in stocks, and a lower allocation to underlying funds that invest in bonds as compared to other Asset Allocation Funds. The Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds and, unless otherwise noted, each underlying fund listed below is a series of the Trust:

•  Domestic Equity Funds: NASDAQ-100® 2x Strategy Fund, Nova Fund, Russell
   2000® 2x Strategy Fund, S&P 500 2x Strategy Fund, S&P 500 Pure Growth
   Fund, S&P 500 Pure Value Fund, Mid-Cap 1.5x Strategy Fund, S&P MidCap 400
   Pure Growth Fund, S&P MidCap 400 Pure Value Fund, Russell 2000® 1.5x
   Strategy Fund, Russell 2000® Fund, S&P 500 Fund, U.S. Long Short Momentum
   Fund, S&P SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund,
   Large Cap Value Fund, Security Equity Fund, Large Cap Growth Fund, Mid Cap
   Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, and Small Cap
   Growth Fund (the Large Cap Value Fund, Security Equity Fund, Large Cap
   Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value
   Fund, and Small Cap Growth Fund are series of Security Equity Fund)

•  Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy
   Fund, High Yield Strategy Fund, High Yield Series, U.S. Intermediate Bond
   Series, and U.S. Government Money Market Fund (the High Yield Series and
   the U.S. Intermediate Bond Series are series of Security Income Fund)

•  International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy
   Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x
   Strategy Fund, and Global Fund (the Global Fund is a series of Security
   Equity Fund)

•  Alternatives and Specialty Funds: Multi-Hedge Strategies Fund, Commodities
   Strategy Fund, Managed Futures Strategy Fund, Real Estate Fund, Long/Short
   Commodities Strategy Fund, Long Short Interest Rate Strategy Fund, Event
   Driven and Distressed Strategies Fund, Alternative Strategies Fund, and
   Long Short Equity Strategy Fund

The Fund may also invest in exchange-traded funds ("ETFs"), other pooled investment vehicles, and derivatives, primarily consisting of index swaps, futures contracts, and options on securities, futures contracts and indices to enable the Fund to pursue its investment objective efficiently in gaining or hedging exposure to various market factors or to better manage its risk and cash positions. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Conflicts of Interest Risk - The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor may also be responsible for managing affiliated underlying funds.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to an underlying fund or the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Credit Risk - The Fund and certain of the underlying funds could lose money if the issuer or guarantor of a debt instrument in which the Fund or underlying fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk - The Fund's and certain of the underlying funds' indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund and certain of the underlying funds also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's and certain of the underlying funds' investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Energy Sector Concentration Risk - To the extent that certain of the underlying funds' investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy sector companies also may fluctuate widely in response to such events.

Exchange-Traded Notes (ETNs) Risk - Certain of the underlying funds may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An underlying fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - An underlying fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, an underlying fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund and certain of the underlying funds may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Fund of Funds Risk - By investing in the underlying funds indirectly through the
Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Geographic Concentration in Europe Risk - Because a significant portion of the assets of certain of the underlying funds are invested in a specific geographical region, the value of its investments and the NAV of the Fund could decline more dramatically as a result of adverse events affecting Europe.

Geographic Concentration in Japan Risk - Targeting Japan could hurt certain of the underlying funds' performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Risk - Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as
"junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Income Risk - Income risk involves the potential for a decline in the yield of certain of the Fund's investments, including stocks, bonds, ETFs, and Unit
Investment Trusts ("UITs"). For example, interest and/or dividend income produced by certain of the Fund's investments will vary over time, which may cause the Fund's value to fluctuate.

Industry and Sector Concentration Risk - The risk of concentrating certain of the underlying funds' investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not have exposure to concentrated investments.
To the extent that certain of the underlying funds' investments are concentrated in issuers conducting business in the real estate and/or technology sectors, the
Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of real estate and technology companies also may fluctuate widely in response to such events.

Interest Rate Risk - The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - Certain of the underlying funds may each invest in wholly-owned and controlled Cayman Islands subsidiaries (each a
"Subsidiary" and together, the "Subsidiaries"). The Subsidiaries are not registered under the Investment Company Act of 1940 and are not subject to all of the investor protections of the Investment Company Act of 1940. Thus, certain of the underlying funds, as investors in the Subsidiaries, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which certain of the underlying funds and the Subsidiaries, respectively, are organized, could result in the inability of the underlying funds and/or the
Subsidiaries to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund and certain of the underlying funds, such as the Fund's and underlying funds' use of derivatives and other commodity-linked financial instruments to seek to achieve their respective investment objectives, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk - A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund or certain underlying funds may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Large-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund achieves leveraged exposure generally, and certain of the underlying funds achieve leveraged exposure to their respective benchmarks or underlying indices through the use of derivative instruments. The Fund's and underlying funds' investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The more the Fund or an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Because the use of such instruments may be an integral part of certain underlying funds' investment strategies, the use of such instruments may expose the underlying fund and thus, the Fund, to potentially dramatic losses or gains in the value of their respective portfolios. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund and certain of the underlying funds to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund and certain of the underlying funds to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

OTC Trading Risk - Certain of the derivatives in which the Fund and certain of the underlying funds may invest may be traded (and privately negotiated) in the
OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect certain of the underlying funds' ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Stable Price Per Share Risk - Certain of the underlying funds' assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of  $1.00 per share. Although the underlying fund is managed to maintain a stable price per share of  $1.00, there is no guarantee that the price will be constantly maintained and it is possible to lose money.

Tax Risk - Certain of the underlying funds currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries which may invest in commodity-linked derivative instruments and other similar instruments in compliance with private letter rulings issued by the Internal Revenue Service to certain of the underlying funds. To the extent the an affiliated underlying fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10%
of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause certain of the underlying funds' performance to match or correlate to that of the underlying funds' respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund's investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error.
Tracking error may cause an underlying fund's and, thus the Fund's, performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the Synthetic All-Asset Aggressive Strategy Benchmark, the composition of which is representative of the industry standard for an aggressive investment portfolio. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges.
If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year.
The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 2.71%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
(quarter ended 9/30/2009) 13.50%   (quarter ended 12/31/2008) -12.45%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
All-Asset Aggressive Strategy Fund (Second Prospectus Summary) | All-Asset Aggressive Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.45%)
All-Asset Aggressive Strategy Fund | Synthetic All-Asset Aggressive Strategy Benchmark
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Synthetic All-Asset Aggressive Strategy Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Aggressive Strategy Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Aggressive Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	630
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	956
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,304
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,285
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Aggressive Strategy Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Aggressive Strategy Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Aggressive Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	338
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	733
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,255
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,686
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	238
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	733
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,255
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,686
Annual Return 2007	rr_AnnualReturn2007	5.56%
Annual Return 2008	rr_AnnualReturn2008	(25.58%)
Annual Return 2009	rr_AnnualReturn2009	17.79%
Annual Return 2010	rr_AnnualReturn2010	10.33%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Aggressive Strategy Fund | C-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Aggressive Strategy Fund | C-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

U.S. Government Money Market Fund (Second Prospectus Summary) | U.S. Government Money Market Fund
U.S. GOVERNMENT MONEY MARKET FUND
INVESTMENT OBJECTIVE -
The U.S. Government Money Market Fund (the "Fund") seeks to provide security of principal, high current income, and liquidity.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales
Charges" section on page 306 of the Prospectus and in the "A-Class Shares -
Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees U.S. Government Money Market Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses U.S. Government Money Market Fund	A-Class Shares	C-Class Shares
Management Fees	0.50%	0.50%
Distribution (12b-1) and/or Shareholder Service Fees	none	1.00%
Other Expenses	0.63%	0.44%
Total Annual Fund Operating Expenses	1.13%	1.94%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example U.S. Government Money Market Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	115	359	622	1,375
C-Class Shares	297	609	1,047	2,264

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
U.S. Government Money Market Fund C-Class Shares	197	609	1,047	2,264

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. government securities. The Fund may also invest in 2a-7 eligible securities, including, but not limited to Eurodollar Time Deposits, securities issued by the International
Bank for Reconstruction and Development (the World Bank), and high-quality commercial paper certificates of deposit, and short-term corporate bonds. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity,maturity and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. government (and derivatives thereof).

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Income Risk - Income Risk involves the potential for decline in the Fund's yield
(the rate of dividends the Fund pays) in the event of declining interest rates.

Interest Rate Risk - The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Stable Price Per Share Risk - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of  $1.00 per share. Although the Fund is managed to maintain a stable price per share of
 $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 0.00%.

Highest Quarter Return                      Lowest Quarter Return
        (quarter ended 3/31/2001) 0.99%   (quarter ended 3/31/2010) 0.00%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns U.S. Government Money Market Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A-Class Shares	Return Before Taxes	0.01%	1.83%	1.69%
C-Class Shares	Return Before Taxes	(0.99%)	1.37%	1.06%

YIELD Call 800-820-0888 for the Fund's current yield.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
U.S. Government Money Market Fund (Second Prospectus Summary) | U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	U.S. GOVERNMENT MONEY MARKET FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The U.S. Government Money Market Fund (the "Fund") seeks to provide security of principal, high current income, and liquidity.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales
Charges" section on page 306 of the Prospectus and in the "A-Class Shares -
Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. government securities. The Fund may also invest in 2a-7 eligible securities, including, but not limited to Eurodollar Time Deposits, securities issued by the International
Bank for Reconstruction and Development (the World Bank), and high-quality commercial paper certificates of deposit, and short-term corporate bonds. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity,maturity and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. government (and derivatives thereof).

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Income Risk - Income Risk involves the potential for decline in the Fund's yield
(the rate of dividends the Fund pays) in the event of declining interest rates.

Interest Rate Risk - The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Stable Price Per Share Risk - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of  $1.00 per share. Although the Fund is managed to maintain a stable price per share of
 $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.co
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 0.00%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                      Lowest Quarter Return
        (quarter ended 3/31/2001) 0.99%   (quarter ended 3/31/2010) 0.00%

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
YIELD Call 800-820-0888 for the Fund's current yield.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
U.S. Government Money Market Fund (Second Prospectus Summary) | U.S. Government Money Market Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
U.S. Government Money Market Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.69%
U.S. Government Money Market Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	297
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,264
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,264
Annual Return 2001	rr_AnnualReturn2001	2.31%
Annual Return 2002	rr_AnnualReturn2002	0.11%
Annual Return 2003	rr_AnnualReturn2003	0.01%
Annual Return 2004	rr_AnnualReturn2004	0.03%
Annual Return 2005	rr_AnnualReturn2005	1.31%
Annual Return 2006	rr_AnnualReturn2006	3.05%
Annual Return 2007	rr_AnnualReturn2007	3.19%
Annual Return 2008	rr_AnnualReturn2008	0.64%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.99%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.37%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.06%

U.S. Government Money Market Fund (Third Prospectus Summary) | U.S. Government Money Market Fund
U.S. GOVERNMENT MONEY MARKET FUND
INVESTMENT OBJECTIVE -
The U.S. Government Money Market Fund (the "Fund") seeks to provide security of principal, high current income, and liquidity.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
Investor2 Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	U.S. Government Money Market Fund Investor2 Class Shares
Management Fees	0.50%
Distribution (12b-1) and/or Shareholder Service Fees	none
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.94%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
U.S. Government Money Market Fund Investor2 Class Shares	23	228	450	1,089

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. government securities. The Fund may also invest in 2a-7 eligible securities, including, but not limited to Eurodollar Time Deposits, securities issued by the International
Bank for Reconstruction and Development (the World Bank), and high-quality commercial paper certificates of deposit, and short-term corporate bonds. The Fund operates under U.S.Securities and Exchange Commission rules, which impose certain liquidity, maturity and diversification requirements on all money market funds.
All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. government (and derivatives thereof).

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Income Risk - Income Risk involves the potential for decline in the Fund's yield
(the rate of dividends the Fund pays) in the event of declining interest rates.

Interest Rate Risk - The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Stable Price Per Share Risk- The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of  $1.00 per share. Although the Fund is managed to maintain a stable price per share of
 $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Investor2 Class Shares of the Fund for the past calendar year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor2 Class Shares of the Fund as an average over different periods of time. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below is based on a calendar year. The year-to-date return for the period from January 1, 2011 to June 30, 2011 is
0.00%.

Highest Quarter Return                       Lowest Quarter Return
        (quarter ended 12/31/2010) 0.00%   (quarter ended 3/31/2010) 0.00%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
U.S. Government Money Market Fund Investor2 Class Shares	Return Before Taxes	0.01%	0.01%	Jul 10, 2009

YIELD Call 800.820.0888 for the Fund's current yield.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
U.S. Government Money Market Fund (Third Prospectus Summary) | U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	U.S. GOVERNMENT MONEY MARKET FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The U.S. Government Money Market Fund (the "Fund") seeks to provide security of principal, high current income, and liquidity.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Investor2 Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. government securities. The Fund may also invest in 2a-7 eligible securities, including, but not limited to Eurodollar Time Deposits, securities issued by the International
Bank for Reconstruction and Development (the World Bank), and high-quality commercial paper certificates of deposit, and short-term corporate bonds. The Fund operates under U.S.Securities and Exchange Commission rules, which impose certain liquidity, maturity and diversification requirements on all money market funds.
All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. government (and derivatives thereof).

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Income Risk - Income Risk involves the potential for decline in the Fund's yield
(the rate of dividends the Fund pays) in the event of declining interest rates.

Interest Rate Risk - The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Stable Price Per Share Risk- The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of  $1.00 per share. Although the Fund is managed to maintain a stable price per share of
 $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Investor2 Class Shares of the Fund for the past calendar year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor2 Class Shares of the Fund as an average over different periods of time. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance information shown below is based on a calendar year. The year-to-date return for the period from January 1, 2011 to June 30, 2011 is
0.00%.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                       Lowest Quarter Return
        (quarter ended 12/31/2010) 0.00%   (quarter ended 3/31/2010) 0.00%

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
YIELD Call 800.820.0888 for the Fund's current yield.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
U.S. Government Money Market Fund (Third Prospectus Summary) | U.S. Government Money Market Fund | Investor2 Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
U.S. Government Money Market Fund | Investor2 Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	23
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	228
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,089
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 10, 2009

International 2x Strategy Fund (First Prospectus Summary) | International 2x Strategy Fund
INTERNATIONAL 2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The International 2x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors that invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking leveraged investment results, and
(c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the
Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the fair value of the Morgan Stanley Capital International Europe, Australasia
and Far East (MSCI EAFE) Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		International 2x Strategy Fund H-Class Shares
Management Fees
Distribution (12b-1) and/or Shareholder Service Fees		0.25%
Other Expenses	[1]
Total Annual Fund Operating Expenses
[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	International 2x Strategy Fund H-Class Shares
Expense Example, With Redemption, 1 Year
Expense Example, With Redemption, 3 Years

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund invests principally in securities of companies included in the underlying index and in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.
Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its investment objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Fund may also invest in exchange-traded funds ("ETFs") that provide exposure to one or more foreign countries and in American Depositary Receipts ("ADRs") to gain exposure to the underlying index.
While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The
MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of [date] the MSCI EAFE Index consisted of the following 21 developed market country indices: [Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece,
Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal,
Singapore, Spain, Sweden, Switzerland and the United Kingdom.] As of [date], the
MSCI EAFE Index included companies with capitalizations ranging from  $___ billion to  $___ billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S.
government securities or cash equivalents to collateralize its derivative positions.
In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day move approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.
Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.
Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.
Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

                  Index Performance                   Annualized Volatility
                   1x            2x        10%       25%       50%       75%      100%
                    -60%       -120%     -84%     -85%     -88%     -91%     -94%
                    -50%       -100%     -75%     -77%     -81%     -86%     -91%
                    -40%        -80%     -65%     -66%     -72%     -80%     -87%
                    -30%        -60%     -52%     -54%     -62%     -72%     -82%
                    -20%        -40%     -37%     -41%     -49%     -64%     -78%
                    -10%        -20%     -20%     -24%     -37%     -55%     -71%
                      0%          0%      -1%      -5%     -22%     -43%     -65%
                     10%         20%      19%      14%      -5%     -31%     -58%
                     20%         40%      42%      36%      11%     -15%     -47%
                     30%         60%      67%      59%      32%      -3%     -38%
                     40%         80%      93%      84%      52%      11%     -28%
                     50%        100%     122%     111%      76%      28%     -20%
                     60%        120%     154%     140%     100%      44%     -10%
 The underlying index's annualized historical volatility rate for the five year period ended [DATE] is ____%. The underlying index's highest one-year volatility rate during the five year period is ___%. The underlying index's annualized performance for the five year period ended [DATE] is ___%.
Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK - The Fund may make investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.
CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LEVERAGING RISK - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.
An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
International 2x Strategy Fund (First Prospectus Summary) | International 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNATIONAL 2x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The International 2x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors that invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking leveraged investment results, and
(c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the
Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the fair value of the Morgan Stanley Capital International Europe, Australasia
and Far East (MSCI EAFE) Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests principally in securities of companies included in the underlying index and in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.
Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its investment objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Fund may also invest in exchange-traded funds ("ETFs") that provide exposure to one or more foreign countries and in American Depositary Receipts ("ADRs") to gain exposure to the underlying index.
While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The
MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of [date] the MSCI EAFE Index consisted of the following 21 developed market country indices: [Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece,
Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal,
Singapore, Spain, Sweden, Switzerland and the United Kingdom.] As of [date], the
MSCI EAFE Index included companies with capitalizations ranging from  $___ billion to  $___ billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S.
government securities or cash equivalents to collateralize its derivative positions.
In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day move approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.
Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.
Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.
Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

                  Index Performance                   Annualized Volatility
                   1x            2x        10%       25%       50%       75%      100%
                    -60%       -120%     -84%     -85%     -88%     -91%     -94%
                    -50%       -100%     -75%     -77%     -81%     -86%     -91%
                    -40%        -80%     -65%     -66%     -72%     -80%     -87%
                    -30%        -60%     -52%     -54%     -62%     -72%     -82%
                    -20%        -40%     -37%     -41%     -49%     -64%     -78%
                    -10%        -20%     -20%     -24%     -37%     -55%     -71%
                      0%          0%      -1%      -5%     -22%     -43%     -65%
                     10%         20%      19%      14%      -5%     -31%     -58%
                     20%         40%      42%      36%      11%     -15%     -47%
                     30%         60%      67%      59%      32%      -3%     -38%
                     40%         80%      93%      84%      52%      11%     -28%
                     50%        100%     122%     111%      76%      28%     -20%
                     60%        120%     154%     140%     100%      44%     -10%
 The underlying index's annualized historical volatility rate for the five year period ended [DATE] is ____%. The underlying index's highest one-year volatility rate during the five year period is ___%. The underlying index's annualized performance for the five year period ended [DATE] is ___%.
Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK - The Fund may make investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.
CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LEVERAGING RISK - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.
An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	however, the Fund has not yet commenced operations and, therefore, does not have any performance history.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
International 2x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets		[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03

[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

Inverse International 2x Strategy Fund (First Prospectus Summary) | Inverse International 2x Strategy Fund
INVERSE INTERNATIONAL 2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse International 2x Strategy
Fund (the "Fund") is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.
The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., -2x) and the cumulative performance of the underlying index (as defined below).
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results,
(c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) of the fair value of the Morgan Stanley Capital International Europe,
Australasia and Far East (MSCI EAFE) Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Inverse International 2x Strategy Fund H-Class Shares
Management Fees
Distribution (12b-1) and/or Shareholder Service Fees		0.25%
Other Expenses	[1]
Total Annual Fund Operating Expenses
[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Inverse International 2x Strategy Fund	Inverse International 2x Strategy Fund H-Class Shares
Expense Example, With Redemption, 1 Year USD ( $)
Expense Example, With Redemption, 3 Years USD ( $)
Expense Example, With Redemption, No Expense Reimbursement, By Year, Column Name
You would pay the following expenses if you did not redeem your shares:

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index.

The Fund may also invest in exchange-traded funds ("ETFs") that provide exposure to emerging market countries and in American Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the
Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of [date]
the MSCI EAFE Index consisted of the following 21 developed market country indices: [Australia, Austria, Belgium, Denmark, Finland, France, Germany,
Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway,
Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.] As of
[date], the MSCI EAFE Index included companies with capitalizations ranging from
 $___ billion to  $___ billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the
Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. . In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the
Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.
Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.
Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.
Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

                  Index Performance                   Annualized Volatility
                   1x           -2x        1x        -2x       1x        -2x       1x
                    -60%        120%     -60%     120%     -60%     120%     -60%
                    -50%        100%     -50%     100%     -50%     100%     -50%
                    -40%         80%     -40%      80%     -40%      80%     -40%
                    -30%         60%     -30%      60%     -30%      60%     -30%
                    -20%         40%     -20%      40%     -20%      40%     -20%
                    -10%         20%     -10%      20%     -10%      20%     -10%
                      0%          0%       0%       0%       0%       0%       0%
                     10%        -20%      10%     -20%      10%     -20%      10%
                     20%        -40%      20%     -40%      20%     -40%      20%

                   Index Performance                  Annualized Volatility
                    1x           -2x        1x       -2x        1x       -2x        1x
                     30%         -60%     30%      -60%     30%      -60%     30%
                     40%         -80%     40%      -80%     40%      -80%     40%
                     50%        -100%     50%     -100%     50%     -100%     50%
                     60%        -120%     60%     -120%     60%     -120%     60%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is ___%. The underlying index's highest one-year volatility rate during the five year period is ____%. The underlying index's annualized performance for the five year period ended June 30, 2011 is ____%.
Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.
FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S.
markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LEVERAGING RISK -The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may
realize gains fromthe sale or other disposition of foreign currencies and other income
(including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Inverse International 2x Strategy Fund (First Prospectus Summary) | Inverse International 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INVERSE INTERNATIONAL 2x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse International 2x Strategy
Fund (the "Fund") is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.
The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., -2x) and the cumulative performance of the underlying index (as defined below).
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results,
(c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) of the fair value of the Morgan Stanley Capital International Europe,
Australasia and Far East (MSCI EAFE) Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index.

The Fund may also invest in exchange-traded funds ("ETFs") that provide exposure to emerging market countries and in American Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the
Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of [date]
the MSCI EAFE Index consisted of the following 21 developed market country indices: [Australia, Austria, Belgium, Denmark, Finland, France, Germany,
Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway,
Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.] As of
[date], the MSCI EAFE Index included companies with capitalizations ranging from
 $___ billion to  $___ billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the
Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. . In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the
Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.
Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.
Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.
Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

                  Index Performance                   Annualized Volatility
                   1x           -2x        1x        -2x       1x        -2x       1x
                    -60%        120%     -60%     120%     -60%     120%     -60%
                    -50%        100%     -50%     100%     -50%     100%     -50%
                    -40%         80%     -40%      80%     -40%      80%     -40%
                    -30%         60%     -30%      60%     -30%      60%     -30%
                    -20%         40%     -20%      40%     -20%      40%     -20%
                    -10%         20%     -10%      20%     -10%      20%     -10%
                      0%          0%       0%       0%       0%       0%       0%
                     10%        -20%      10%     -20%      10%     -20%      10%
                     20%        -40%      20%     -40%      20%     -40%      20%

                   Index Performance                  Annualized Volatility
                    1x           -2x        1x       -2x        1x       -2x        1x
                     30%         -60%     30%      -60%     30%      -60%     30%
                     40%         -80%     40%      -80%     40%      -80%     40%
                     50%        -100%     50%     -100%     50%     -100%     50%
                     60%        -120%     60%     -120%     60%     -120%     60%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is ___%. The underlying index's highest one-year volatility rate during the five year period is ____%. The underlying index's annualized performance for the five year period ended June 30, 2011 is ____%.
Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.
FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S.
markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LEVERAGING RISK -The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may
realize gains fromthe sale or other disposition of foreign currencies and other income
(including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	however, the Fund has not yet commenced operations and, therefore, does not have any performance history.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Inverse International 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Expense Example, With Redemption, No Expense Reimbursement, By Year, Column Name	ck0000899148_ExpenseExampleNoExpenseReimbursementByYearColumnName
You would pay the following expenses if you did not redeem your shares:

Inverse International 2x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets		[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03

[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

Inverse Pacific 2x Strategy Fund (First Prospectus Summary) | Inverse Pacific 2x Strategy Fund
INVERSE PACIFIC 2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Pacific 2x
Strategy Fund (the "Fund") is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.
The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results,
(c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) of the fair value of the MSCI Pacific IndexSM
(the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Inverse Pacific 2x Strategy Fund H-Class Shares
Management Fees
Distribution (12b-1) and/or Shareholder Service Fees		0.25%
Other Expenses
Total Annual Fund Operating Expenses	[1]
[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Inverse Pacific 2x Strategy Fund H-Class Shares
Expense Example, With Redemption, 1 Year
Expense Example, With Redemption, 3 Years

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the
Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund may also invest in exchange-traded funds ("ETFs")
that provide exposure to emerging market countries and in American Depositary
Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The MSCI Pacific
Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Pacific region. As of [date], the MSCI
Pacific Index consisted of the following [5] developed market countries: [Australia,
Hong Kong, Japan, New Zealand, and Singapore]. As of [date], the MSCI Pacific
IndexSM included companies with capitalizations ranging from  $___ billion to
 $___ billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S.
government securities or cash equivalents to collateralize its short sales and derivative positions. . In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.
Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

                 Index Performance                    Annualized Volatility
                  1x           -2x        1x        -2x        1x        -2x        1x
                   -60%        120%     -60%      120%     -60%      120%     -60%
                   -50%        100%     -50%      100%     -50%      100%     -50%
                   -40%         80%     -40%       80%     -40%       80%     -40%
                   -30%         60%     -30%       60%     -30%       60%     -30%
                   -20%         40%     -20%       40%     -20%       40%     -20%
                   -10%         20%     -10%       20%     -10%       20%     -10%
                     0%          0%       0%        0%       0%        0%       0%
                    10%        -20%      10%      -20%      10%      -20%      10%
                    20%        -40%      20%      -40%      20%      -40%      20%
                    30%        -60%      30%      -60%      30%      -60%      30%
                    40%        -80%      40%      -80%      40%      -80%      40%
                    50%       -100%      50%     -100%      50%     -100%      50%
                    60%       -120%      60%     -120%      60%     -120%      60%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is ___%. The underlying index's highest one-year volatility rate during the five year period is ____%. The underlying index's annualized performance for the five year period ended June 30, 2011 is ____%.
Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN THE PACIFIC REGION RISK - Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting the Pacific region, which consists of Hong Kong, Japan, Singapore, Australia, and New Zealand.
In addition, the Fund's performance is expected to be closely tied to social, political, and economic conditions within Pacific and to be more volatile than the performance of geographically diversified funds.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LEVERAGING RISK -The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.
MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Inverse Pacific 2x Strategy Fund (First Prospectus Summary) | Inverse Pacific 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INVERSE PACIFIC 2x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Pacific 2x
Strategy Fund (the "Fund") is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.
The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results,
(c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) of the fair value of the MSCI Pacific IndexSM
(the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the
Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund may also invest in exchange-traded funds ("ETFs")
that provide exposure to emerging market countries and in American Depositary
Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The MSCI Pacific
Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Pacific region. As of [date], the MSCI
Pacific Index consisted of the following [5] developed market countries: [Australia,
Hong Kong, Japan, New Zealand, and Singapore]. As of [date], the MSCI Pacific
IndexSM included companies with capitalizations ranging from  $___ billion to
 $___ billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S.
government securities or cash equivalents to collateralize its short sales and derivative positions. . In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.
Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

                 Index Performance                    Annualized Volatility
                  1x           -2x        1x        -2x        1x        -2x        1x
                   -60%        120%     -60%      120%     -60%      120%     -60%
                   -50%        100%     -50%      100%     -50%      100%     -50%
                   -40%         80%     -40%       80%     -40%       80%     -40%
                   -30%         60%     -30%       60%     -30%       60%     -30%
                   -20%         40%     -20%       40%     -20%       40%     -20%
                   -10%         20%     -10%       20%     -10%       20%     -10%
                     0%          0%       0%        0%       0%        0%       0%
                    10%        -20%      10%      -20%      10%      -20%      10%
                    20%        -40%      20%      -40%      20%      -40%      20%
                    30%        -60%      30%      -60%      30%      -60%      30%
                    40%        -80%      40%      -80%      40%      -80%      40%
                    50%       -100%      50%     -100%      50%     -100%      50%
                    60%       -120%      60%     -120%      60%     -120%      60%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is ___%. The underlying index's highest one-year volatility rate during the five year period is ____%. The underlying index's annualized performance for the five year period ended June 30, 2011 is ____%.
Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN THE PACIFIC REGION RISK - Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting the Pacific region, which consists of Hong Kong, Japan, Singapore, Australia, and New Zealand.
In addition, the Fund's performance is expected to be closely tied to social, political, and economic conditions within Pacific and to be more volatile than the performance of geographically diversified funds.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LEVERAGING RISK -The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.
MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Inverse Pacific 2x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets		[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03

[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

Latin America 2x Strategy Fund (First Prospectus Summary) | Latin America 2x Strategy Fund
LATIN AMERICA 2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Latin America 2x Strategy
Fund (the "Fund") is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors that invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking leveraged investment results, and
(c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the
Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the S&P Latin America 40 Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Latin America 2x Strategy Fund H-Class Shares
Management Fees
Distribution (12b-1) and/or Shareholder Service Fees		0.25%
Other Expenses	[1]
Total Annual Fund Operating Expenses
[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Latin America 2x Strategy Fund H-Class Shares

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the
Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund invests principally in securities of companies included in the underlying index and in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.
Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its investment objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Fund may also invest in exchange-traded funds ("ETFs") that provide exposure to one or more foreign countries and in American Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P Latin America 40
Index represents the major economic sectors of Mexican and South American equity markets. It includes highly liquid securities from Mexico, Brazil, Argentina and
Chile. The Index serves to cover the large-cap liquid constituents of each key country in Latin America. It is also the Latin America component of S&P Global
1200. As of [date], the S&P Latin America 40 Index included companies with capitalizations ranging from  $___ billion to  $___ billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the

Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day move approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.
Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance                   Annualized Volatility
1x            2x        10%       25%       50%       75%      100%
-60%       -120%     -84%     -85%     -88%     -91%     -94%
-50%       -100%     -75%     -77%     -81%     -86%     -91%
-40%        -80%     -65%     -66%     -72%     -80%     -87%
-30%        -60%     -52%     -54%     -62%     -72%     -82%
-20%        -40%     -37%     -41%     -49%     -64%     -78%
-10%        -20%     -20%     -24%     -37%     -55%     -71%
  0%          0%      -1%      -5%     -22%     -43%     -65%
 10%         20%      19%      14%      -5%     -31%     -58%
 20%         40%      42%      36%      11%     -15%     -47%
 30%         60%      67%      59%      32%      -3%     -38%
 40%         80%      93%      84%      52%      11%     -28%
 50%        100%     122%     111%      76%      28%     -20%
 60%        120%     154%     140%     100%      44%     -10%

The underlying index's annualized historical volatility rate for the five year period ended [DATE] is ____%. The underlying index's highest one-year volatility rate during the five year period is ___%. The underlying index's annualized performance for the five year period ended [DATE] is ___%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK - The Fund may make investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN LATIN AMERICA RISK - Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Latin America. While the
Fund's underlying index is designed to include only blue chip stocks from the four countries' markets, each country's economy is considered to be an emerging market economy. High interest, inflation, and unemployment rates generally characterize each economy. Currency fluctuations or devaluations in any country can have a significant effect on investments in the Fund.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LEVERAGING RISK - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.
An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may
realize gains fromthe sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the
Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Latin America 2x Strategy Fund (First Prospectus Summary) | Latin America 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LATIN AMERICA 2x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Latin America 2x Strategy
Fund (the "Fund") is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors that invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking leveraged investment results, and
(c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the
Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the S&P Latin America 40 Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the
Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests principally in securities of companies included in the underlying index and in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.
Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its investment objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Fund may also invest in exchange-traded funds ("ETFs") that provide exposure to one or more foreign countries and in American Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P Latin America 40
Index represents the major economic sectors of Mexican and South American equity markets. It includes highly liquid securities from Mexico, Brazil, Argentina and
Chile. The Index serves to cover the large-cap liquid constituents of each key country in Latin America. It is also the Latin America component of S&P Global
1200. As of [date], the S&P Latin America 40 Index included companies with capitalizations ranging from  $___ billion to  $___ billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the

Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day move approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.
Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance                   Annualized Volatility
1x            2x        10%       25%       50%       75%      100%
-60%       -120%     -84%     -85%     -88%     -91%     -94%
-50%       -100%     -75%     -77%     -81%     -86%     -91%
-40%        -80%     -65%     -66%     -72%     -80%     -87%
-30%        -60%     -52%     -54%     -62%     -72%     -82%
-20%        -40%     -37%     -41%     -49%     -64%     -78%
-10%        -20%     -20%     -24%     -37%     -55%     -71%
  0%          0%      -1%      -5%     -22%     -43%     -65%
 10%         20%      19%      14%      -5%     -31%     -58%
 20%         40%      42%      36%      11%     -15%     -47%
 30%         60%      67%      59%      32%      -3%     -38%
 40%         80%      93%      84%      52%      11%     -28%
 50%        100%     122%     111%      76%      28%     -20%
 60%        120%     154%     140%     100%      44%     -10%

The underlying index's annualized historical volatility rate for the five year period ended [DATE] is ____%. The underlying index's highest one-year volatility rate during the five year period is ___%. The underlying index's annualized performance for the five year period ended [DATE] is ___%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK - The Fund may make investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN LATIN AMERICA RISK - Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Latin America. While the
Fund's underlying index is designed to include only blue chip stocks from the four countries' markets, each country's economy is considered to be an emerging market economy. High interest, inflation, and unemployment rates generally characterize each economy. Currency fluctuations or devaluations in any country can have a significant effect on investments in the Fund.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LEVERAGING RISK - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.
An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may
realize gains fromthe sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the
Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Latin America 2x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets		[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03

[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

Inverse Latin America 2x Strategy Fund (First Prospectus Summary) | Inverse Latin America 2x Strategy Fund
INVERSE LATIN AMERICA 2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Latin America 2x Strategy
Fund (the "Fund") is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results,
(c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) of the fair value of the S&P Latin America 40 Index
(the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Inverse Latin America 2x Strategy Fund H-Class Shares
Management Fees
Distribution (12b-1) and/or Shareholder Service Fees		0.25%
Other Expenses	[1]
Total Annual Fund Operating Expenses
[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Inverse Latin America 2x Strategy Fund H-Class Shares

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the
Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index.

The Fund may also invest in exchange-traded funds ("ETFs") that provide exposure to emerging market countries and in American Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the
Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The S&P Latin America
40 Index represents the major economic sectors of Mexican and South American equity markets. It includes highly liquid securities from Mexico, Brazil,
Argentina and Chile. The Index serves to cover the large-cap liquid constituents of each key country in Latin America. It is also the Latin America component of
S&P Global 1200. As of [date], the S&P Latin America 40 Index included companies with capitalizations ranging from  $___ billion to  $___ billion. Certain of the
Fund's derivative investments may be traded in the over-the-counter ("OTC")
market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. . In an effort to ensure that the Fund is fully invested on a day-to-day basis, the
Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

Index Performance                   Annualized Volatility
1x           -2x        1x        -2x       1x        -2x       1x
-60%        120%     -60%     120%     -60%     120%     -60%
-50%        100%     -50%     100%     -50%     100%     -50%
-40%         80%     -40%      80%     -40%      80%     -40%
-30%         60%     -30%      60%     -30%      60%     -30%
-20%         40%     -20%      40%     -20%      40%     -20%
-10%         20%     -10%      20%     -10%      20%     -10%
  0%          0%       0%       0%       0%       0%       0%
 10%        -20%      10%     -20%      10%     -20%      10%
 20%        -40%      20%     -40%      20%     -40%      20%
 30%        -60%      30%     -60%      30%     -60%      30%
 40%        -80%      40%     -80%      40%     -80%      40%
 50%        -100%     50%     -100%     50%     -100%     50%
 60%        -120%     60%     -120%     60%     -120%     60%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is ___%. The underlying index's highest one-year volatility rate during the five year period is ____%. The underlying index's annualized performance for the five year period ended June 30, 2011 is ____%.
Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN LATIN AMERICA RISK - Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Latin America. While the
Fund's underlying index is designed to include only blue chip stocks from the four countries' markets, each country's economy is considered to be an emerging market economy. High interest, inflation, and unemployment rates generally characterize each economy. Currency fluctuations or devaluations in any country can have a significant effect on investments in the Fund.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LEVERAGING RISK -The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Inverse Latin America 2x Strategy Fund (First Prospectus Summary) | Inverse Latin America 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INVERSE LATIN AMERICA 2x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Latin America 2x Strategy
Fund (the "Fund") is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results,
(c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) of the fair value of the S&P Latin America 40 Index
(the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the
Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index.

The Fund may also invest in exchange-traded funds ("ETFs") that provide exposure to emerging market countries and in American Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the
Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The S&P Latin America
40 Index represents the major economic sectors of Mexican and South American equity markets. It includes highly liquid securities from Mexico, Brazil,
Argentina and Chile. The Index serves to cover the large-cap liquid constituents of each key country in Latin America. It is also the Latin America component of
S&P Global 1200. As of [date], the S&P Latin America 40 Index included companies with capitalizations ranging from  $___ billion to  $___ billion. Certain of the
Fund's derivative investments may be traded in the over-the-counter ("OTC")
market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. . In an effort to ensure that the Fund is fully invested on a day-to-day basis, the
Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

Index Performance                   Annualized Volatility
1x           -2x        1x        -2x       1x        -2x       1x
-60%        120%     -60%     120%     -60%     120%     -60%
-50%        100%     -50%     100%     -50%     100%     -50%
-40%         80%     -40%      80%     -40%      80%     -40%
-30%         60%     -30%      60%     -30%      60%     -30%
-20%         40%     -20%      40%     -20%      40%     -20%
-10%         20%     -10%      20%     -10%      20%     -10%
  0%          0%       0%       0%       0%       0%       0%
 10%        -20%      10%     -20%      10%     -20%      10%
 20%        -40%      20%     -40%      20%     -40%      20%
 30%        -60%      30%     -60%      30%     -60%      30%
 40%        -80%      40%     -80%      40%     -80%      40%
 50%        -100%     50%     -100%     50%     -100%     50%
 60%        -120%     60%     -120%     60%     -120%     60%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is ___%. The underlying index's highest one-year volatility rate during the five year period is ____%. The underlying index's annualized performance for the five year period ended June 30, 2011 is ____%.
Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN LATIN AMERICA RISK - Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Latin America. While the
Fund's underlying index is designed to include only blue chip stocks from the four countries' markets, each country's economy is considered to be an emerging market economy. High interest, inflation, and unemployment rates generally characterize each economy. Currency fluctuations or devaluations in any country can have a significant effect on investments in the Fund.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LEVERAGING RISK -The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Inverse Latin America 2x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets		[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03

[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

Inverse Europe 2x Strategy Fund (First Prospectus Summary) | Inverse Europe 2x Strategy Fund
INVERSE EUROPE 2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Europe 2x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results,
(c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) of the fair value of the Dow Jones STOXX 50 IndexSM
(the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Inverse Europe 2x Strategy Fund H-Class Shares
Management Fees
Distribution (12b-1) and/or Shareholder Service Fees		0.25%
Other Expenses	[1]
Total Annual Fund Operating Expenses
[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Inverse Europe 2x Strategy Fund H-Class Shares

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index.

The Fund may also invest in exchange-traded funds ("ETFs") that provide exposure to emerging market countries and in American Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the
Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The Dow Jones Stoxx 50
IndexSMis a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors.
As of [date], the Dow Jones Stoxx 50 IndexSM included companies with a capitalization range of  $___ billion to  $___ billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. . In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.
Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

Index Performance                    Annualized Volatility
1x           -2x        1x        -2x        1x        -2x        1x
-60%        120%     -60%      120%     -60%      120%     -60%
-50%        100%     -50%      100%     -50%      100%     -50%
-40%         80%     -40%       80%     -40%       80%     -40%
-30%         60%     -30%       60%     -30%       60%     -30%
-20%         40%     -20%       40%     -20%       40%     -20%
-10%         20%     -10%       20%     -10%       20%     -10%
  0%          0%       0%        0%       0%        0%       0%
 10%        -20%      10%      -20%      10%      -20%      10%
 20%        -40%      20%      -40%      20%      -40%      20%
 30%        -60%      30%      -60%      30%      -60%      30%
 40%        -80%      40%      -80%      40%      -80%      40%
 50%       -100%      50%     -100%      50%     -100%      50%
 60%       -120%      60%     -120%      60%     -120%      60%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is ___%. The underlying index's highest one-year volatility rate during the five year period is ____%. The underlying index's annualized performance for the five year period ended June 30, 2011 is ____%.
Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LEVERAGING RISK - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Inverse Europe 2x Strategy Fund (First Prospectus Summary) | Inverse Europe 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INVERSE EUROPE 2x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Europe 2x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results,
(c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) of the fair value of the Dow Jones STOXX 50 IndexSM
(the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index.

The Fund may also invest in exchange-traded funds ("ETFs") that provide exposure to emerging market countries and in American Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the
Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The Dow Jones Stoxx 50
IndexSMis a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors.
As of [date], the Dow Jones Stoxx 50 IndexSM included companies with a capitalization range of  $___ billion to  $___ billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. . In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.
Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

Index Performance                    Annualized Volatility
1x           -2x        1x        -2x        1x        -2x        1x
-60%        120%     -60%      120%     -60%      120%     -60%
-50%        100%     -50%      100%     -50%      100%     -50%
-40%         80%     -40%       80%     -40%       80%     -40%
-30%         60%     -30%       60%     -30%       60%     -30%
-20%         40%     -20%       40%     -20%       40%     -20%
-10%         20%     -10%       20%     -10%       20%     -10%
  0%          0%       0%        0%       0%        0%       0%
 10%        -20%      10%      -20%      10%      -20%      10%
 20%        -40%      20%      -40%      20%      -40%      20%
 30%        -60%      30%      -60%      30%      -60%      30%
 40%        -80%      40%      -80%      40%      -80%      40%
 50%       -100%      50%     -100%      50%     -100%      50%
 60%       -120%      60%     -120%      60%     -120%      60%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is ___%. The underlying index's highest one-year volatility rate during the five year period is ____%. The underlying index's annualized performance for the five year period ended June 30, 2011 is ____%.
Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LEVERAGING RISK - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Inverse Europe 2x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets		[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03

[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

International 2x Strategy Fund (Second Prospectus Summary) | International 2x Strategy Fund
INTERNATIONAL 2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The International 2x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors that invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking leveraged investment results, and
(c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the
Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the fair value of the Morgan Stanley Capital International Europe,
Australasia and Far East (MSCI EAFE) Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page ___ of this Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page ___ of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees International 2x Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International 2x Strategy Fund		A-Class Shares	C-Class Shares
Management Fees
Distribution (12b-1) and/or Shareholder Service Fees		0.25%	1.00%
Other Expenses	[1]
Total Annual Fund Operating Expenses
[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example International 2x Strategy Fund (USD $)	A-Class Shares	C-Class Shares
Expense Example, With Redemption, 1 Year
Expense Example, With Redemption, 3 Years

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	International 2x Strategy Fund C-Class Shares
Expense Example, No Redemption, 1 Year
Expense Example, No Redemption, 3 Years

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund invests principally in securities of companies included in the underlying index and in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.
Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its investment objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Fund may also invest in exchange-traded funds ("ETFs") that provide exposure to one or more foreign countries and in American Depositary Receipts ("ADRs") to gain exposure to the underlying index.
While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least
80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of [date] the MSCI EAFE
Index consisted of the following 21 developed market country indices: [Australia,
Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy,
Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.] As of [date], the MSCI EAFE Index included companies with capitalizations ranging from  $___ billion to  $___ billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day move approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.
Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.
Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.
Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

                  Index Performance                   Annualized Volatility
                   1x            2x        10%       25%       50%       75%      100%
                    -60%       -120%     -84%     -85%     -88%     -91%     -94%
                    -50%       -100%     -75%     -77%     -81%     -86%     -91%
                    -40%        -80%     -65%     -66%     -72%     -80%     -87%
                    -30%        -60%     -52%     -54%     -62%     -72%     -82%
                    -20%        -40%     -37%     -41%     -49%     -64%     -78%
                    -10%        -20%     -20%     -24%     -37%     -55%     -71%
                      0%          0%      -1%      -5%     -22%     -43%     -65%
                     10%         20%      19%      14%      -5%     -31%     -58%
                     20%         40%      42%      36%      11%     -15%     -47%
                     30%         60%      67%      59%      32%      -3%     -38%
                     40%         80%      93%      84%      52%      11%     -28%
                     50%        100%     122%     111%      76%      28%     -20%
                     60%        120%     154%     140%     100%      44%     -10%

The underlying index's annualized historical volatility rate for the five year period ended [DATE] is ____%. The underlying index's highest one-year volatility rate during the five year period is ___%. The underlying index's annualized performance for the five year period ended [DATE] is ___%.
Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK - The Fund may make investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.
CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund'sother portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.
FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.
LEVERAGING RISK - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.
LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.
An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.
NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
International 2x Strategy Fund (Second Prospectus Summary) | International 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNATIONAL 2x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The International 2x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors that invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking leveraged investment results, and
(c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the
Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the fair value of the Morgan Stanley Capital International Europe,
Australasia and Far East (MSCI EAFE) Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page ___ of this Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page ___ of the Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests principally in securities of companies included in the underlying index and in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.
Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its investment objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Fund may also invest in exchange-traded funds ("ETFs") that provide exposure to one or more foreign countries and in American Depositary Receipts ("ADRs") to gain exposure to the underlying index.
While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least
80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of [date] the MSCI EAFE
Index consisted of the following 21 developed market country indices: [Australia,
Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy,
Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.] As of [date], the MSCI EAFE Index included companies with capitalizations ranging from  $___ billion to  $___ billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day move approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.
Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.
Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.
Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

                  Index Performance                   Annualized Volatility
                   1x            2x        10%       25%       50%       75%      100%
                    -60%       -120%     -84%     -85%     -88%     -91%     -94%
                    -50%       -100%     -75%     -77%     -81%     -86%     -91%
                    -40%        -80%     -65%     -66%     -72%     -80%     -87%
                    -30%        -60%     -52%     -54%     -62%     -72%     -82%
                    -20%        -40%     -37%     -41%     -49%     -64%     -78%
                    -10%        -20%     -20%     -24%     -37%     -55%     -71%
                      0%          0%      -1%      -5%     -22%     -43%     -65%
                     10%         20%      19%      14%      -5%     -31%     -58%
                     20%         40%      42%      36%      11%     -15%     -47%
                     30%         60%      67%      59%      32%      -3%     -38%
                     40%         80%      93%      84%      52%      11%     -28%
                     50%        100%     122%     111%      76%      28%     -20%
                     60%        120%     154%     140%     100%      44%     -10%

The underlying index's annualized historical volatility rate for the five year period ended [DATE] is ____%. The underlying index's highest one-year volatility rate during the five year period is ___%. The underlying index's annualized performance for the five year period ended [DATE] is ___%.
Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK - The Fund may make investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.
CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund'sother portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.
FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.
LEVERAGING RISK - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.
LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.
An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.
NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	however, the Fund has not yet commenced operations and, therefore, does not have any performance history.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
International 2x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets		[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03
International 2x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets		[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03

[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

Inverse International 2x Strategy Fund (Second Prospectus Summary) | Inverse International 2x Strategy Fund
INVERSE INTERNATIONAL 2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse International 2x Strategy
Fund (the "Fund") is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified. The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark
(as defined below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the inverse return of the Fund's underlying index (as defined below)
for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., -2x) and the cumulative performance of the underlying index (as defined below). The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results,
(c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200%
of the inverse (opposite) of the fair value of the Morgan Stanley Capital International
Europe, Australasia and Far East(MSCI EAFE) Index (the "underlying index"). The
Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that
you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or
agree to invest in the future, at least  $100,000 in certain Rydex|SGI Funds.
More information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page ___ of this
Prospectus and in the "A-Class Shares - Initial Sales Charges, Reductions, and
Waivers" section beginning on page ___ of the Fund's Statement of Additional
Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Inverse International 2x Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Inverse International 2x Strategy Fund		A-Class Shares	C-Class Shares
Management Fees
Distribution (12b-1) and/or Shareholder Service Fees		0.25%	1.00%
Other Expenses	[1]
Total Annual Fund Operating Expenses
[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Inverse International 2x Strategy Fund	Inverse International 2x Strategy Fund A-Class Shares	Inverse International 2x Strategy Fund C-Class Shares
Expense Example, With Redemption, 1 Year USD ( $)
Expense Example, With Redemption, 3 Years USD ( $)
Expense Example, With Redemption, No Expense Reimbursement, By Year, Column Name
You would pay the following expenses if you did not redeem your shares:

Expense Example, With Redemption, No Expense Reimbursement, 1 Year USD ( $)
Expense Example, With Redemption, No Expense Reimbursement, 3 Years USD ( $)

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund may also invest in exchange-traded funds ("ETFs") that provide exposure to emerging market countries and in American Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the
Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of [date]
the MSCI EAFE Index consisted of the following 21 developed market country indices: [Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece,
Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal,
Singapore, Spain, Sweden, Switzerland and the United Kingdom.] As of [date], the MSCI EAFE Index included companies with capitalizations ranging from
 $___ billion to  $___ billion. Certain of the Fund's derivative investments may be traded in theover-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. . In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:
ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.
CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.
Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.
Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.
Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

                 Index Performance                    Annualized Volatility
                  1x           -2x        1x        -2x        1x        -2x        1x
                   -60%        120%     -60%      120%     -60%      120%     -60%
                   -50%        100%     -50%      100%     -50%      100%     -50%
                   -40%         80%     -40%       80%     -40%       80%     -40%
                   -30%         60%     -30%       60%     -30%       60%     -30%
                   -20%         40%     -20%       40%     -20%       40%     -20%
                   -10%         20%     -10%       20%     -10%       20%     -10%
                     0%          0%       0%        0%       0%        0%       0%
                    10%        -20%      10%      -20%      10%      -20%      10%
                    20%        -40%      20%      -40%      20%      -40%      20%
                    30%        -60%      30%      -60%      30%      -60%      30%
                    40%        -80%      40%      -80%      40%      -80%      40%
                    50%       -100%      50%     -100%      50%     -100%      50%
                    60%       -120%      60%     -120%      60%     -120%      60%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is ___%. The underlying index's highest one-year volatility rate during the five year period is ____%. The underlying index's annualized performance for the five year period ended June 30, 2011 is ____%.
Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.
COUNTERPARTY CREDIT RISK - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.
CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.
DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers. DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.
LEVERAGING RISK -The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.
LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.
SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.
TRADING
HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Inverse International 2x Strategy Fund (Second Prospectus Summary) | Inverse International 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INVERSE INTERNATIONAL 2x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse International 2x Strategy
Fund (the "Fund") is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified. The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark
(as defined below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the inverse return of the Fund's underlying index (as defined below)
for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., -2x) and the cumulative performance of the underlying index (as defined below). The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results,
(c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200%
of the inverse (opposite) of the fair value of the Morgan Stanley Capital International
Europe, Australasia and Far East(MSCI EAFE) Index (the "underlying index"). The
Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or
agree to invest in the future, at least  $100,000 in certain Rydex|SGI Funds.
More information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page ___ of this
Prospectus and in the "A-Class Shares - Initial Sales Charges, Reductions, and
Waivers" section beginning on page ___ of the Fund's Statement of Additional
Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund may also invest in exchange-traded funds ("ETFs") that provide exposure to emerging market countries and in American Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the
Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of [date]
the MSCI EAFE Index consisted of the following 21 developed market country indices: [Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece,
Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal,
Singapore, Spain, Sweden, Switzerland and the United Kingdom.] As of [date], the MSCI EAFE Index included companies with capitalizations ranging from
 $___ billion to  $___ billion. Certain of the Fund's derivative investments may be traded in theover-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. . In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:
ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.
CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.
Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.
Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.
Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

                 Index Performance                    Annualized Volatility
                  1x           -2x        1x        -2x        1x        -2x        1x
                   -60%        120%     -60%      120%     -60%      120%     -60%
                   -50%        100%     -50%      100%     -50%      100%     -50%
                   -40%         80%     -40%       80%     -40%       80%     -40%
                   -30%         60%     -30%       60%     -30%       60%     -30%
                   -20%         40%     -20%       40%     -20%       40%     -20%
                   -10%         20%     -10%       20%     -10%       20%     -10%
                     0%          0%       0%        0%       0%        0%       0%
                    10%        -20%      10%      -20%      10%      -20%      10%
                    20%        -40%      20%      -40%      20%      -40%      20%
                    30%        -60%      30%      -60%      30%      -60%      30%
                    40%        -80%      40%      -80%      40%      -80%      40%
                    50%       -100%      50%     -100%      50%     -100%      50%
                    60%       -120%      60%     -120%      60%     -120%      60%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is ___%. The underlying index's highest one-year volatility rate during the five year period is ____%. The underlying index's annualized performance for the five year period ended June 30, 2011 is ____%.
Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.
COUNTERPARTY CREDIT RISK - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.
CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.
DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers. DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.
LEVERAGING RISK -The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.
LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.
SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.
TRADING
HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	however, the Fund has not yet commenced operations and, therefore, does not have any performance history.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Inverse International 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Expense Example, With Redemption, No Expense Reimbursement, By Year, Column Name	ck0000899148_ExpenseExampleNoExpenseReimbursementByYearColumnName
You would pay the following expenses if you did not redeem your shares:

Inverse International 2x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets		[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03
Inverse International 2x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets		[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03
Expense Example, With Redemption, No Expense Reimbursement, 1 Year	ck0000899148_ExpenseExampleNoExpenseReimbursementYear01
Expense Example, With Redemption, No Expense Reimbursement, 3 Years	ck0000899148_ExpenseExampleNoExpenseReimbursementYear03

[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

Inverse Pacific 2x Strategy Fund (Second Prospectus Summary) | Inverse Pacific 2x Strategy Fund
INVERSE PACIFIC 2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Pacific 2x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results,
(c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) of the fair value of the MSCI
Pacific IndexSM (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page ___ of this Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page ___ of the Fund's
Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Inverse Pacific 2x Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Inverse Pacific 2x Strategy Fund		A-Class Shares	C-Class Shares
Management Fees
Distribution (12b-1) and/or Shareholder Service Fees		0.25%	1.00%
Other Expenses	[1]
Total Annual Fund Operating Expenses
[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Inverse Pacific 2x Strategy Fund (USD $)	A-Class Shares	C-Class Shares
Expense Example, With Redemption, 1 Year
Expense Example, With Redemption, 3 Years

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Inverse Pacific 2x Strategy Fund C-Class Shares
Expense Example, No Redemption, 1 Year
Expense Example, No Redemption, 3 Years

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the
Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund may also invest in exchange-traded funds ("ETFs") that provide exposure to emerging market countries and in American
Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the
Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The MSCI Pacific
Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Pacific region. As of [date], the MSCI
Pacific Index consisted of the following [5] developed market countries: [Australia,
Hong Kong, Japan, New Zealand, and Singapore]. As of [date], the MSCI Pacific IndexSM included companies with capitalizations ranging from  $___ billion to  $___ billion.
Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. . In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

                 Index Performance                    Annualized Volatility
                  1x           -2x        1x        -2x        1x        -2x        1x
                   -60%        120%     -60%      120%     -60%      120%     -60%
                   -50%        100%     -50%      100%     -50%      100%     -50%
                   -40%         80%     -40%       80%     -40%       80%     -40%
                   -30%         60%     -30%       60%     -30%       60%     -30%
                   -20%         40%     -20%       40%     -20%       40%     -20%
                   -10%         20%     -10%       20%     -10%       20%     -10%
                     0%          0%       0%        0%       0%        0%       0%
                    10%        -20%      10%      -20%      10%      -20%      10%
                    20%        -40%      20%      -40%      20%      -40%      20%
                    30%        -60%      30%      -60%      30%      -60%      30%
                    40%        -80%      40%      -80%      40%      -80%      40%
                    50%       -100%      50%     -100%      50%     -100%      50%
                    60%       -120%      60%     -120%      60%     -120%      60%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is ___%. The underlying index's highest one-year volatility rate during the five year period is ____%. The underlying index's annualized performance for the five year period ended June 30, 2011 is ____%.
Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S.
companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN THE PACIFIC REGION RISK - Because a
significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting the Pacific region, which consists of Hong Kong, Japan, Singapore, Australia, and New
Zealand. In addition, the Fund's performance is expected to be closely tied to social, political, and economic conditions within Pacific and to be more volatile than the performance of geographically diversified funds.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LEVERAGING RISK -The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may
realize gains from the sale or other disposition of foreign currencies and other income
(including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Inverse Pacific 2x Strategy Fund (Second Prospectus Summary) | Inverse Pacific 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INVERSE PACIFIC 2x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Pacific 2x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results,
(c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) of the fair value of the MSCI
Pacific IndexSM (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales Charges"
section on page ___ of this Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page ___ of the Fund's
Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the
Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund may also invest in exchange-traded funds ("ETFs") that provide exposure to emerging market countries and in American
Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the
Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The MSCI Pacific
Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Pacific region. As of [date], the MSCI
Pacific Index consisted of the following [5] developed market countries: [Australia,
Hong Kong, Japan, New Zealand, and Singapore]. As of [date], the MSCI Pacific IndexSM included companies with capitalizations ranging from  $___ billion to  $___ billion.
Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. . In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

                 Index Performance                    Annualized Volatility
                  1x           -2x        1x        -2x        1x        -2x        1x
                   -60%        120%     -60%      120%     -60%      120%     -60%
                   -50%        100%     -50%      100%     -50%      100%     -50%
                   -40%         80%     -40%       80%     -40%       80%     -40%
                   -30%         60%     -30%       60%     -30%       60%     -30%
                   -20%         40%     -20%       40%     -20%       40%     -20%
                   -10%         20%     -10%       20%     -10%       20%     -10%
                     0%          0%       0%        0%       0%        0%       0%
                    10%        -20%      10%      -20%      10%      -20%      10%
                    20%        -40%      20%      -40%      20%      -40%      20%
                    30%        -60%      30%      -60%      30%      -60%      30%
                    40%        -80%      40%      -80%      40%      -80%      40%
                    50%       -100%      50%     -100%      50%     -100%      50%
                    60%       -120%      60%     -120%      60%     -120%      60%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is ___%. The underlying index's highest one-year volatility rate during the five year period is ____%. The underlying index's annualized performance for the five year period ended June 30, 2011 is ____%.
Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S.
companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN THE PACIFIC REGION RISK - Because a
significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting the Pacific region, which consists of Hong Kong, Japan, Singapore, Australia, and New
Zealand. In addition, the Fund's performance is expected to be closely tied to social, political, and economic conditions within Pacific and to be more volatile than the performance of geographically diversified funds.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LEVERAGING RISK -The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may
realize gains from the sale or other disposition of foreign currencies and other income
(including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Inverse Pacific 2x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets		[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03
Inverse Pacific 2x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets		[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03

[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

Latin America 2x Strategy Fund (Second Prospectus Summary) | Latin America 2x Strategy Fund
LATIN AMERICA 2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Latin America 2x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors that invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking leveraged investment results, and
(c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the
Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the S&P Latin America 40 Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the
"Sales Charges" section on page ___ of this Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page ___ of the Fund's Statement of Additional
Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Latin America 2x Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSE (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Latin America 2x Strategy Fund		A-Class Shares	C-Class Shares
Management Fees
Distribution (12b-1) and/or Shareholder Service Fees		0.25%	1.00%
Other Expenses	[1]
Total Annual Fund Operating Expenses
[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Latin America 2x Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
A-Class Shares
C-Class Shares

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Latin America 2x Strategy Fund C-Class Shares

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in highertaxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund invests principally in securities of companies included in the underlying index and in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.
Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its investment objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Fund may also invest in exchange-traded funds ("ETFs") that provide exposure to one or more foreign countries and in American Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P Latin America 40
Index represents the major economic sectors of Mexican and South American equity markets. It includes highly liquid securities from Mexico, Brazil, Argentina and
Chile. The Index serves to cover the large-cap liquid constituents of each key country in Latin America. It is also the Latin America component of S&P Global
1200. As of [date], the S&P Latin America 40 Index included companies with capitalizations ranging from  $___ billion to  $___ billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day move approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

                  Index Performance                   Annualized Volatility
                   1x            2x        10%       25%       50%       75%      100%
                    -60%       -120%     -84%     -85%     -88%     -91%     -94%
                    -50%       -100%     -75%     -77%     -81%     -86%     -91%
                    -40%        -80%     -65%     -66%     -72%     -80%     -87%
                    -30%        -60%     -52%     -54%     -62%     -72%     -82%
                    -20%        -40%     -37%     -41%     -49%     -64%     -78%
                    -10%        -20%     -20%     -24%     -37%     -55%     -71%
                      0%          0%      -1%      -5%     -22%     -43%     -65%
                     10%         20%      19%      14%      -5%     -31%     -58%
                     20%         40%      42%      36%      11%     -15%     -47%
                     30%         60%      67%      59%      32%      -3%     -38%
                     40%         80%      93%      84%      52%      11%     -28%
                     50%        100%     122%     111%      76%      28%     -20%
                     60%        120%     154%     140%     100%      44%     -10%

The underlying index's annualized historical volatility rate for the five year period ended [DATE] is ____%. The underlying index's highest one-year volatility rate during the five year period is ___%. The underlying index's annualized performance for the five year period ended [DATE] is ___%.
Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK - The Fund may make investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN LATIN AMERICA RISK - Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Latin America. While the
Fund's underlying index is designed to include only blue chip stocks from the four countries' markets, each country's economy is considered to be an emerging market economy. High interest, inflation, and unemployment rates generally characterize each economy. Currency fluctuations or devaluations in any country can have a significant effect on investments in the Fund.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LEVERAGING RISK - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.
An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Latin America 2x Strategy Fund (Second Prospectus Summary) | Latin America 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LATIN AMERICA 2x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Latin America 2x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors that invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking leveraged investment results, and
(c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the
Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the S&P Latin America 40 Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the
"Sales Charges" section on page ___ of this Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page ___ of the Fund's Statement of Additional
Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSE (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in highertaxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests principally in securities of companies included in the underlying index and in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.
Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its investment objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Fund may also invest in exchange-traded funds ("ETFs") that provide exposure to one or more foreign countries and in American Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P Latin America 40
Index represents the major economic sectors of Mexican and South American equity markets. It includes highly liquid securities from Mexico, Brazil, Argentina and
Chile. The Index serves to cover the large-cap liquid constituents of each key country in Latin America. It is also the Latin America component of S&P Global
1200. As of [date], the S&P Latin America 40 Index included companies with capitalizations ranging from  $___ billion to  $___ billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day move approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

                  Index Performance                   Annualized Volatility
                   1x            2x        10%       25%       50%       75%      100%
                    -60%       -120%     -84%     -85%     -88%     -91%     -94%
                    -50%       -100%     -75%     -77%     -81%     -86%     -91%
                    -40%        -80%     -65%     -66%     -72%     -80%     -87%
                    -30%        -60%     -52%     -54%     -62%     -72%     -82%
                    -20%        -40%     -37%     -41%     -49%     -64%     -78%
                    -10%        -20%     -20%     -24%     -37%     -55%     -71%
                      0%          0%      -1%      -5%     -22%     -43%     -65%
                     10%         20%      19%      14%      -5%     -31%     -58%
                     20%         40%      42%      36%      11%     -15%     -47%
                     30%         60%      67%      59%      32%      -3%     -38%
                     40%         80%      93%      84%      52%      11%     -28%
                     50%        100%     122%     111%      76%      28%     -20%
                     60%        120%     154%     140%     100%      44%     -10%

The underlying index's annualized historical volatility rate for the five year period ended [DATE] is ____%. The underlying index's highest one-year volatility rate during the five year period is ___%. The underlying index's annualized performance for the five year period ended [DATE] is ___%.
Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK - The Fund may make investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN LATIN AMERICA RISK - Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Latin America. While the
Fund's underlying index is designed to include only blue chip stocks from the four countries' markets, each country's economy is considered to be an emerging market economy. High interest, inflation, and unemployment rates generally characterize each economy. Currency fluctuations or devaluations in any country can have a significant effect on investments in the Fund.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LEVERAGING RISK - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.
An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history.
Latin America 2x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets		[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03
Latin America 2x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets		[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03

[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

Inverse Latin America 2x Strategy Fund (Second Prospectus Summary) | Inverse Latin America 2x Strategy Fund
INVERSE LATIN AMERICA 2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Latin America 2x Strategy
Fund (the "Fund") is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the inverse return of the Fund's underlying index (as defined below)
for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results,
(c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) of the fair value of the S&P Latin America 40 Index (the
"underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales
Charges" section on page ___ of this Prospectus and in the "A-Class Shares -
Initial Sales Charges, Reductions, and Waivers" section beginning on page ___ of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Inverse Latin America 2x Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Inverse Latin America 2x Strategy Fund		A-Class Shares	C-Class Shares
Management Fees
Distribution (12b-1) and/or Shareholder Service Fees		0.25%	1.00%
Other Expenses	[1]
Total Annual Fund Operating Expenses
[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Inverse Latin America 2x Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
A-Class Shares
C-Class Shares

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Inverse Latin America 2x Strategy Fund C-Class Shares

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund may also invest in exchange-traded funds ("ETFs") that provide exposure to emerging market countries and in American Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The S&P Latin America 40 Index represents the major economic sectors of Mexican and South American equity markets. It includes highly liquid securities from Mexico, Brazil, Argentina and Chile.
The Index serves to cover the large-cap liquid constituents of each key country in Latin America. It is also the Latin America component of S&P Global 1200.
As of [date], the S&P Latin America 40 Index included companies with capitalizations ranging from  $___ billion to  $___ billion. Certain of the
Fund's derivative investments may be traded in the over-the-counter ("OTC")
market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions.
In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.
Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

Index Performance                    Annualized Volatility
1x           -2x        1x        -2x        1x        -2x        1x
-60%        120%     -60%      120%     -60%      120%       -60%
-50%        100%     -50%      100%     -50%      100%      -50%
-40%         80%     -40%       80%     -40%       80%        -40%
-30%         60%     -30%       60%     -30%       60%        -30%
-20%         40%     -20%       40%     -20%       40%        -20%
-10%         20%     -10%       20%     -10%       20%        -10%
  0%          0%       0%        0%       0%        0%          0%
 10%        -20%      10%      -20%      10%      -20%         10%
 20%        -40%      20%      -40%      20%      -40%         20%
 30%        -60%      30%      -60%      30%      -60%         30%
 40%        -80%      40%      -80%      40%      -80%         40%
 50%       -100%     50%      -100%      50%     -100%         50%
 60%       -120%     60%      -120%      60%     -120%         60%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is ___%. The underlying index's highest one-year volatility rate during the five year period is ____%. The underlying index's annualized performance for the five year period ended June 30, 2011 is ____%.
Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN LATIN AMERICA RISK - Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Latin America. While the
Fund's underlying index is designed to include only blue chip stocks from the four countries' markets, each country's economy is considered to be an emerging market economy. High interest, inflation, and unemployment rates generally characterize each economy. Currency fluctuations or devaluations in any country can have a significant effect on investments in the Fund.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LEVERAGING RISK -The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income
(including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Inverse Latin America 2x Strategy Fund (Second Prospectus Summary) | Inverse Latin America 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INVERSE LATIN AMERICA 2x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Latin America 2x Strategy
Fund (the "Fund") is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the inverse return of the Fund's underlying index (as defined below)
for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results,
(c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) of the fair value of the S&P Latin America 40 Index (the
"underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales
Charges" section on page ___ of this Prospectus and in the "A-Class Shares -
Initial Sales Charges, Reductions, and Waivers" section beginning on page ___ of the Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund may also invest in exchange-traded funds ("ETFs") that provide exposure to emerging market countries and in American Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The S&P Latin America 40 Index represents the major economic sectors of Mexican and South American equity markets. It includes highly liquid securities from Mexico, Brazil, Argentina and Chile.
The Index serves to cover the large-cap liquid constituents of each key country in Latin America. It is also the Latin America component of S&P Global 1200.
As of [date], the S&P Latin America 40 Index included companies with capitalizations ranging from  $___ billion to  $___ billion. Certain of the
Fund's derivative investments may be traded in the over-the-counter ("OTC")
market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions.
In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.
Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

Index Performance                    Annualized Volatility
1x           -2x        1x        -2x        1x        -2x        1x
-60%        120%     -60%      120%     -60%      120%       -60%
-50%        100%     -50%      100%     -50%      100%      -50%
-40%         80%     -40%       80%     -40%       80%        -40%
-30%         60%     -30%       60%     -30%       60%        -30%
-20%         40%     -20%       40%     -20%       40%        -20%
-10%         20%     -10%       20%     -10%       20%        -10%
  0%          0%       0%        0%       0%        0%          0%
 10%        -20%      10%      -20%      10%      -20%         10%
 20%        -40%      20%      -40%      20%      -40%         20%
 30%        -60%      30%      -60%      30%      -60%         30%
 40%        -80%      40%      -80%      40%      -80%         40%
 50%       -100%     50%      -100%      50%     -100%         50%
 60%       -120%     60%      -120%      60%     -120%         60%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is ___%. The underlying index's highest one-year volatility rate during the five year period is ____%. The underlying index's annualized performance for the five year period ended June 30, 2011 is ____%.
Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN LATIN AMERICA RISK - Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Latin America. While the
Fund's underlying index is designed to include only blue chip stocks from the four countries' markets, each country's economy is considered to be an emerging market economy. High interest, inflation, and unemployment rates generally characterize each economy. Currency fluctuations or devaluations in any country can have a significant effect on investments in the Fund.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LEVERAGING RISK -The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income
(including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Inverse Latin America 2x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets		[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03
Inverse Latin America 2x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets		[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03

[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

Inverse Europe 2x Strategy Fund (Second Prospectus Summary) | Inverse Europe 2x Strategy Fund
INVERSE EUROPE 2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Europe 2x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results,
(c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) of the fair value of the Dow Jones STOXX 50 IndexSM (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and
other discounts is available from your financial professional and under the
"Sales Charges" section on page ___ of this Prospectus and in the
"A-Class Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page ___ of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Inverse Europe 2x Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Inverse Europe 2x Strategy Fund		A-Class Shares	C-Class Shares
Management Fees
Distribution (12b-1) and/or Shareholder Service Fees		0.25%	1.00%
Other Expenses	[1]
Total Annual Fund Operating Expenses
[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Inverse Europe 2x Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
A-Class Shares
C-Class Shares

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Inverse Europe 2x Strategy Fund C-Class Shares

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund may also invest in exchange-traded funds ("ETFs") that provide exposure to emerging market countries and in American Depositary Receipts
("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The Dow Jones Stoxx 50
IndexSMis a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors.
As of [date], the Dow Jones Stoxx 50 IndexSM included companies with a capitalization range of  $___ billion to  $___ billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. . In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its
shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

Index Performance                    Annualized Volatility
1x           -2x        1x        -2x        1x        -2x        1x
-60%        120%     -60%      120%     -60%      120%     -60%
-50%        100%     -50%      100%     -50%      100%     -50%
-40%         80%     -40%       80%     -40%       80%     -40%
-30%         60%     -30%       60%     -30%       60%     -30%
-20%         40%     -20%       40%     -20%       40%     -20%
-10%         20%     -10%       20%     -10%       20%     -10%
 0%          0%       0%        0%       0%        0%       0%
 10%        -20%      10%      -20%      10%      -20%      10%
 20%        -40%      20%      -40%      20%      -40%      20%
 30%        -60%      30%      -60%      30%      -60%      30%
 40%        -80%      40%      -80%      40%      -80%      40%
 50%       -100%      50%     -100%      50%     -100%      50%
 60%       -120%      60%     -120%      60%     -120%      60%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is ___%. The underlying index's highest one-year volatility rate during the five year period is ____%. The underlying index's annualized performance for the five year period ended June 30, 2011 is ____%.
Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LEVERAGING RISK -The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Inverse Europe 2x Strategy Fund (Second Prospectus Summary) | Inverse Europe 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INVERSE EUROPE 2x STRATEGY FUND
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Europe 2x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not correlate to the performance of the Fund's benchmark (as defined below)
over a period of time greater than one day. This means that the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from twice the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results,
(c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) of the fair value of the Dow Jones STOXX 50 IndexSM (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least  $100,000 in certain Rydex|SGI Funds. More information about these and
other discounts is available from your financial professional and under the
"Sales Charges" section on page ___ of this Prospectus and in the
"A-Class Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page ___ of the Fund's Statement of Additional Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund may also invest in exchange-traded funds ("ETFs") that provide exposure to emerging market countries and in American Depositary Receipts
("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The Dow Jones Stoxx 50
IndexSMis a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors.
As of [date], the Dow Jones Stoxx 50 IndexSM included companies with a capitalization range of  $___ billion to  $___ billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. . In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its
shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

Index Performance                    Annualized Volatility
1x           -2x        1x        -2x        1x        -2x        1x
-60%        120%     -60%      120%     -60%      120%     -60%
-50%        100%     -50%      100%     -50%      100%     -50%
-40%         80%     -40%       80%     -40%       80%     -40%
-30%         60%     -30%       60%     -30%       60%     -30%
-20%         40%     -20%       40%     -20%       40%     -20%
-10%         20%     -10%       20%     -10%       20%     -10%
 0%          0%       0%        0%       0%        0%       0%
 10%        -20%      10%      -20%      10%      -20%      10%
 20%        -40%      20%      -40%      20%      -40%      20%
 30%        -60%      30%      -60%      30%      -60%      30%
 40%        -80%      40%      -80%      40%      -80%      40%
 50%       -100%      50%     -100%      50%     -100%      50%
 60%       -120%      60%     -120%      60%     -120%      60%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2011 is ___%. The underlying index's highest one-year volatility rate during the five year period is ____%. The underlying index's annualized performance for the five year period ended June 30, 2011 is ____%.
Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LEVERAGING RISK -The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Inverse Europe 2x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets		[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03
Inverse Europe 2x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets		[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03

[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.